                                UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                  FORM N-CSR

                  CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                       MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-07607
                                  ---------------------------------------------

                    THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
-------------------------------------------------------------------------------
              (Exact name of registrant as specified in charter)

           1221 AVENUE OF THE AMERICAS 22ND FLOOR NEW YORK, NY 10020
-------------------------------------------------------------------------------
      (Address of principal executive offices)                (Zip code)

                                   RONALD E. ROBISON
           1221 AVENUE OF THE AMERICAS 33RD FLOOR NEW YORK, NY 10020
-------------------------------------------------------------------------------
                        (Name and address of agent for service)

Registrant's telephone number, including area code:  1-800-281-2715
                                                   ----------------------------

Date of fiscal year end:  12/31
                        --------------------------
Date of reporting period:  6/30/04
                         -------------------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1.  REPORTS TO STOCKHOLDERS.

The Fund's semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

                              THE UNIVERSAL INSTITUTIONAL FUNDS, INC.

[MORGAN STANLEY LOGO]         SEMI-ANNUAL REPORT - JUNE 30, 2004

EMERGING MARKETS DEBT PORTFOLIO

                              THE UNIVERSAL INSTITUTIONAL FUNDS, INC.

                              Semi-Annual Report - June 30, 2004 (unaudited)

   STATEMENT OF NET ASSETS

   EMERGING MARKETS DEBT PORTFOLIO

                                                                FACE
                                                              AMOUNT        VALUE
                                                               (000)        (000)
   ------------------------------------------------------------------------------
   FIXED INCOME SECURITIES (92.5%)
   ARGENTINA (2.7%)
     SOVEREIGN (2.7%)
       Republic of Argentina,
         2.438%, 3/31/23                               $    (a)2,235    $   1,185
         6.00%, 3/31/23                                     (a)1,383          705
         11.375%, 3/15/10 - 1/30/17                         (a)1,055          314
         11.75%, 4/7/09 - 6/15/15                           (a)4,010        1,165
         12.00%, 2/1/20                                       (a)145           41
       Republic of Argentina (Linked Variable Rate),
         82.329%, 4/10/05                                (a)(b)3,060        1,041
   ------------------------------------------------------------------------------
                                                                            4,451
   ==============================================================================
   BRAZIL (15.0%)
     SOVEREIGN (15.0%)
       Federative Republic of Brazil,
         6.00%, 4/15/24                                     (b)1,160          899
         8.875%, 4/15/24                                       3,320        2,706
         11.00%, 8/17/40                                       4,410        4,162
         11.25%, 7/26/07                                       3,190        3,453
         14.50%, 10/15/09                                      4,740        5,546
       Federative Republic of Brazil, PIK,
         8.00%, 4/15/14                                        8,145        7,498
   ------------------------------------------------------------------------------
                                                                           24,264
   ==============================================================================
   BULGARIA (1.7%)
     SOVEREIGN (1.7%)
       Republic of Bulgaria,
         8.25%, 1/15/15                                     (c)1,041        1,215
       Republic of Bulgaria (Registered),
         8.25%, 1/15/15                                        1,330        1,553
   ------------------------------------------------------------------------------
                                                                            2,768
   ==============================================================================
   CHILE (2.0%)
     CORPORATE (2.0%)
       Empresa Nacional de Petroleo,
         6.75%, 11/15/12                                    (c)3,030        3,258
   ------------------------------------------------------------------------------
   COLOMBIA (1.5%)
     SOVEREIGN (1.5%)
       Republic of Colombia,
         9.75%, 4/9/11                                         2,214        2,458
   ------------------------------------------------------------------------------
   INDONESIA (2.8%)
     CORPORATE (2.8%)
       Pindo Deli Finance Mauritius,
         10.75%, 10/1/07                                    (a)7,840        2,097
       Tjiwi Kimia Finance Mauritius Ltd.,
         10.00%, 8/1/04                                     (a)4,530        1,710
       Tjiwi Kimia International BV,
         13.25%, 8/1/01                                     (a)1,680          634
   ------------------------------------------------------------------------------
                                                                            4,441
   ==============================================================================
   IVORY COAST (0.1%)
     SOVEREIGN (0.1%)
       Ivory Coast,
         2.00%, 3/29/18                                        1,530          237
   ------------------------------------------------------------------------------
   MALAYSIA (3.1%)
     SOVEREIGN (3.1%)
       Malaysia Government,
         8.75%, 6/1/09                                 $       4,320    $   5,089
   ------------------------------------------------------------------------------
   MEXICO (19.3%)
     CORPORATE (7.1%)
       Pemex Project Funding Master Trust,
         2.82%, 6/15/10                                  (b)(c)3,050        3,071
         9.125%, 10/13/10                                      2,860        3,289
       Petroleos Mexicanos,
         9.50%, 9/15/27                                        1,920        2,208
       Petroleos Mexicanos (Registered),
         8.625%, 12/1/23                                       1,350        1,397
       Satelites Mexicanos S.A. de CV,
         10.125%, 11/1/04                                   (a)3,733        1,587
   ------------------------------------------------------------------------------
                                                                           11,552
   ==============================================================================
     SOVEREIGN (12.2%)
       United Mexican States,
         8.125%, 12/30/19                                      3,120        3,346
         8.375%, 1/14/11                                       7,690        8,709
         10.375%, 2/17/09                                      1,160        1,404
         11.375%, 9/15/16                                      1,665        2,331
         11.50%, 5/15/26                                       2,120        2,978
       United Mexican States MTN,
         8.00%, 9/24/22                                          930          968
   ------------------------------------------------------------------------------
                                                                           19,736
   ==============================================================================
                                                                           31,288
   ==============================================================================
   NIGERIA (1.2%)
     SOVEREIGN (1.2%)
       Central Bank of Nigeria,
         6.25%, 11/15/20                                    (d)2,250        1,935
   ------------------------------------------------------------------------------
   PANAMA (1.5%)
     SOVEREIGN (1.5%)
       Republic of Panama,
         9.375%, 4/1/29                                        1,300        1,446
         9.625%, 2/8/11                                          825          918
   ------------------------------------------------------------------------------
                                                                            2,364
   ==============================================================================
   PERU (2.2%)
     SOVEREIGN (2.2%)
       Republic of Peru,
         8.375%, 5/3/16                                          630          589
         9.875%, 2/6/15                                        2,815        2,956
   ------------------------------------------------------------------------------
                                                                            3,545
   ==============================================================================
   PHILIPPINES (3.7%)
     SOVEREIGN (3.7%)
       Republic of Philippines,
         8.875%, 3/17/15                                       4,450        4,305
         9.875%, 1/15/19                                       1,720        1,720
   ------------------------------------------------------------------------------
                                                                            6,025
   ==============================================================================

   The accompanying notes are an integral part of the financial statements.    1

THE UNIVERSAL INSTITUTIONAL FUNDS, INC.

Semi-Annual Report - June 30, 2004 (unaudited)

   STATEMENT OF NET ASSETS (CONT'D)

   EMERGING MARKETS DEBT PORTFOLIO

                                                                FACE
                                                              AMOUNT        VALUE
                                                               (000)        (000)
   ------------------------------------------------------------------------------
   QATAR (0.8%)
     SOVEREIGN (0.8%)
       State of Qatar (Registered),
         9.75%, 6/15/30                                $         960    $   1,328
   ------------------------------------------------------------------------------
   RUSSIA (19.9%)
     SOVEREIGN (19.9%)
       Russian Federation,
         5.00%, 3/31/30                                  (c)(d)4,658        4,277
       Russian Federation (Registered),
         5.00%, 3/31/30                                    (d)12,634       11,599
         8.25%, 3/31/10                                        2,800        3,021
         11.00%, 6/15/09                                       4,961        6,276
         12.75%, 6/24/28                                       4,890        7,127
   ------------------------------------------------------------------------------
                                                                           32,300
   ==============================================================================
   SOUTH KOREA (5.7%)
     CORPORATE (5.7%)
       Citigroup Global Markets Holdings, Inc.
         (South Korean Won Index Linked)
         5.30%, 10/5/05                                     (c)9,060        9,208
   ------------------------------------------------------------------------------
   TUNISIA (0.4%)
     SOVEREIGN (0.4%)
       Central Bank of Tunisia,
         7.375%, 4/25/12                                         660          723
   ------------------------------------------------------------------------------
   TURKEY (5.1%)
     SOVEREIGN (5.1%)
       Republic of Turkey,
         11.00%, 1/14/13                                       5,430        5,946
         11.50%, 1/23/12                                       2,045        2,300
   ------------------------------------------------------------------------------
                                                                            8,246
   ==============================================================================
   VENEZUELA (3.8%)
     SOVEREIGN (3.8%)
       Republic of Venezuela,
         9.25%, 9/15/27                                        2,100        1,785
         10.75%, 9/19/13                                       4,490        4,434
   ------------------------------------------------------------------------------
                                                                            6,219
   ==============================================================================
     TOTAL FIXED INCOME SECURITIES (COST $154,887)                        150,147
   ==============================================================================

                                                              NO. OF
                                                              RIGHTS
   ------------------------------------------------------------------------------
   RIGHTS (0.1%)
   MEXICO (0.1%)
     United Mexican States, Value
       Recovery Rights, expiring 6/30/04                (e)1,769,000            9
     United Mexican States, Value
       Recovery Rights, expiring 6/30/05                (e)1,769,000           46
     United Mexican States, Value
       Recovery Rights, expiring 6/30/06                (e)1,769,000           31
   ------------------------------------------------------------------------------
     TOTAL RIGHTS (COST $ @--)                                                 86
   ==============================================================================

                                                              NO. OF
                                                            WARRANTS
   ------------------------------------------------------------------------------
   WARRANTS (0.0%)
   NIGERIA (0.0%)
     Central Bank of Nigeria, expiring 11/15/20          (e)(f)3,250          @--
   ------------------------------------------------------------------------------
                                                              NO. OF        VALUE
                                                            WARRANTS        (000)
   ------------------------------------------------------------------------------
   VENEZUELA (0.0%)
     Republic of Venezuela, Oil-linked Payment
       Obligation, expiring 4/15/20                         (e)3,750    $     @--
   ------------------------------------------------------------------------------
     TOTAL WARRANTS (COST $ @--)                                              @--
   ==============================================================================

                                                                FACE
                                                              AMOUNT
                                                               (000)
   ------------------------------------------------------------------------------
   SHORT-TERM INVESTMENT (2.5%)
   UNITED STATES (2.5%)
     REPURCHASE AGREEMENT (2.5%)
       J.P. Morgan Securities, Inc., 1.25%,
         dated 6/30/04, due 7/1/04,
         repurchase price $4,128
         (COST $4,128)                                 $    (g)4,128        4,128
   ------------------------------------------------------------------------------
   TOTAL INVESTMENTS (95.1%) (COST $159,015)                              154,361
   ==============================================================================

                                                              AMOUNT
                                                               (000)
   ------------------------------------------------------------------------------
   OTHER ASSETS (5.3%)
     Receivable for Investments Sold                   $       4,133
     Interest Receivable                                       3,081
     Due from Broker                                           1,166
     Receivable for Portfolio Shares Sold                        177
     Foreign Currency (Cost $40)                                  43
     Other                                                         3        8,603
   ------------------------------------------------------------------------------
   LIABILITIES (-0.4%)
     Investment Advisory Fees Payable                           (340)
     Payable for Portfolio Shares Redeemed                      (266)
     Administrative Fees Payable                                 (38)
     Bank Overdraft Payable                                      (10)
     Custodian Fees Payable                                       (3)
     Directors' Fees and Expenses Payable                         (1)
     Distribution Fees on Class ll Shares                         (1)
     Other Liabilities                                           (73)        (732)
   ------------------------------------------------------------------------------
   NET ASSETS (100%)                                                     $162,232
   ==============================================================================
   NET ASSETS CONSIST OF:
   Paid-in Capital                                                       $143,043
   Undistributed (Distributions in Excess of)
     Net Investment Income                                                 17,828
   Accumulated Net Realized Gain (Loss)                                     6,280
   Unrealized Appreciation (Depreciation) on:
     Investments                                                           (4,654)
     Foreign Currency Translations                                              2
     Futures Contracts                                                       (267)
   ------------------------------------------------------------------------------
   NET ASSETS                                                            $162,232
   ==============================================================================

   2    The accompanying notes are an integral part of the financial statements.

                              THE UNIVERSAL INSTITUTIONAL FUNDS, INC.

                              Semi-Annual Report - June 30, 2004 (unaudited)

   STATEMENT OF NET ASSETS (CONT'D)

   EMERGING MARKETS DEBT PORTFOLIO

                                                                       AMOUNT
                                                                        (000)
   --------------------------------------------------------------------------
   CLASS I:
   NET ASSETS                                                     $   145,813
   NET ASSET VALUE, OFFERING AND REDEMPTION
     PRICE PER SHARE

     Applicable to 16,670,010 outstanding $0.001 par value
       shares (authorized 500,000,000 shares)                     $      8.75
   ==========================================================================
   CLASS II:
   NET ASSETS                                                     $    16,419
   NET ASSET VALUE, OFFERING AND REDEMPTION
     PRICE PER SHARE

     Applicable to 1,881,535 outstanding $0.001 par value
       shares (authorized 500,000,000 shares)                     $      8.73
   ==========================================================================

   (a)  Security is in default.
   (b) Variable/Floating Rate Security -- Interest rate changes on these instruments are based on changes in designated base rates. The rates shown are those in effect on June 30, 2004.
   (c) 144A Security -- certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
   (d) Step Bond -- Coupon rate increases in increments to maturity. Rate disclosed is as of June 30, 2004. Maturity date disclosed is the ultimate maturity date.
   (e)  Non-income producing security.
   (f) Security was valued at fair value -- At June 30, 2004, the portfolio held fair valued security valued at less than $500, representing less than 0.05% of net assets.
   (g) The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this statement of net assets. The investment in the repurchase agreement is through participation in a joint account with affiliated parties.
   @    Face Amount/Value is less than $500.
   MTN  Medium-Term Note
   PIK Payment-in-Kind. Income may be paid in securities or cash at the discretion of the issuer.

   FUTURES CONTRACTS:

        The Portfolio had the following futures contract(s) open at period end:

                                                                            NET
                                                                        UNREALIZED
                                    NUMBER                             APPRECIATION
                                     OF         VALUE   EXPIRATION    (DEPRECIATION)
                                  CONTRACTS     (000)      DATE           (000)
   --------------------------------------------------------------------------------
   SHORT:
   5 Year
     U.S. Treasury Notes                267   $29,020     Sep-04          $(216)
   10 Year
     U.S. Treasury Notes                 38     4,154     Sep-04            (51)
                                                                          -----
                                                                          $(267)
                                                                          =====

   The accompanying notes are an integral part of the financial statements.    3

THE UNIVERSAL INSTITUTIONAL FUNDS, INC.

Semi-Annual Report - June 30, 2004 (unaudited)

   EMERGING MARKETS DEBT PORTFOLIO

                                                                                   SIX MONTHS ENDED
                                                                                      JUNE 30, 2004
   STATEMENT OF OPERATIONS                                                                    (000)
   ------------------------------------------------------------------------------------------------
   INVESTMENT INCOME:
     Interest (net of $2 foreign taxes withheld)                                           $  7,365
   ------------------------------------------------------------------------------------------------
   EXPENSES:
     Investment Advisory Fees (Note B)                                                          721
     Administrative Fees (Note C)                                                               235
     Shareholder Reporting Fees                                                                  36
     Distribution Fees on Class II Shares (Note D)                                               22
     Professional Fees                                                                           20
     Custodian Fees (Note E)                                                                     19
     Directors' Fees and Expenses                                                                 1
     Other                                                                                        6
   ------------------------------------------------------------------------------------------------
       Total Expenses                                                                         1,060
   ------------------------------------------------------------------------------------------------
     Distribution Fees on Class II Shares Waived (Note D)                                       (19)
   ------------------------------------------------------------------------------------------------
       Net Expenses                                                                           1,041
   ------------------------------------------------------------------------------------------------
   NET INVESTMENT INCOME                                                                      6,324
   ------------------------------------------------------------------------------------------------
   REALIZED GAIN (LOSS) ON:
     Investments Sold                                                                           887
     Futures Contracts                                                                            5
   ------------------------------------------------------------------------------------------------
       Net Realized Gain (Loss)                                                                 892
   ------------------------------------------------------------------------------------------------
   CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON:
     Investments                                                                            (13,832)
     Foreign Currency Translations                                                                2
     Futures Contracts                                                                          271
   ------------------------------------------------------------------------------------------------
       Net Change in Unrealized Appreciation (Depreciation)                                 (13,559)
   ------------------------------------------------------------------------------------------------
     NET REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)          (12,667)
   ------------------------------------------------------------------------------------------------
       NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                     $ (6,343)
   ================================================================================================

   4    The accompanying notes are an integral part of the financial statements.

                              THE UNIVERSAL INSTITUTIONAL FUNDS, INC.

                              Semi-Annual Report - June 30, 2004

   EMERGING MARKETS DEBT PORTFOLIO

                                                                           SIX MONTHS ENDED
                                                                              JUNE 30, 2004           YEAR ENDED
                                                                                (UNAUDITED)    DECEMBER 31, 2003
   STATEMENT OF CHANGES IN NET ASSETS                                                 (000)                (000)
   -------------------------------------------------------------------------------------------------------------
   INCREASE (DECREASE) IN NET ASSETS
   OPERATIONS:
     Net Investment Income                                                         $  6,324            $  12,446
     Net Realized Gain (Loss)                                                           892               17,475
     Net Change in Unrealized Appreciation (Depreciation)                           (13,559)               8,416
   -------------------------------------------------------------------------------------------------------------
       Net Increase (Decrease) in Net Assets Resulting from Operations               (6,343)              38,337
   -------------------------------------------------------------------------------------------------------------
   CAPITAL SHARE TRANSACTIONS (1):
     Class I:
     Subscriptions                                                                   35,065              199,340
     Redemptions                                                                    (65,785)            (168,110)
     Class II:
     Subscriptions                                                                   12,687                8,594
     Redemptions                                                                     (4,070)                (750)
   -------------------------------------------------------------------------------------------------------------
       Net Increase (Decrease) in Net Assets Resulting
         from Capital Share Transactions                                            (22,103)              39,074
   -------------------------------------------------------------------------------------------------------------
     Total Increase (Decrease) in Net Assets                                        (28,446)              77,411
   NET ASSETS:
     Beginning of Period                                                            190,678              113,267
   -------------------------------------------------------------------------------------------------------------
     End of Period (Including Undistributed (Distributions in Excess of)
       Net Investment Income of $17,828 and $11,504, respectively)                 $162,232            $ 190,678
   =============================================================================================================
   (1) CAPITAL SHARE TRANSACTIONS:
       Class I:
       Shares Subscribed                                                              3,866               25,135
       Shares Redeemed                                                               (7,366)             (20,977)
   -------------------------------------------------------------------------------------------------------------
       Net Increase (Decrease) in Class I Shares Outstanding                         (3,500)               4,158
   =============================================================================================================
       Class II:
       Shares Subscribed                                                              1,415                1,014
       Shares Redeemed                                                                 (458)                 (90)
   -------------------------------------------------------------------------------------------------------------
       Net Increase (Decrease) in Class II Shares Outstanding                           957                  924
   =============================================================================================================

   The accompanying notes are an integral part of the financial statements.    5

THE UNIVERSAL INSTITUTIONAL FUNDS, INC.

Semi-Annual Report - June 30, 2004

   FINANCIAL HIGHLIGHTS

   EMERGING MARKETS DEBT PORTFOLIO

                                                                                        CLASS I
                                                   ------------------------------------------------------------------------------
                                                   SIX MONTHS ENDED                      YEAR ENDED DECEMBER 31,
                                                      JUNE 30, 2004    ----------------------------------------------------------
   SELECTED PER SHARE DATA AND RATIOS                   (UNAUDITED)         2003       2002         2001       2000       1999
   ------------------------------------------------------------------------------------------------------------------------------
   NET ASSET VALUE, BEGINNING OF PERIOD                    $   9.04       $   7.07   $   6.94    $  6.91    $  6.91    $  6.10
   ------------------------------------------------------------------------------------------------------------------------------
   INCOME (LOSS) FROM INVESTMENT OPERATIONS
     Net Investment Income                                     0.31#          0.63#      0.56#      0.64       0.85       0.97
     Net Realized and Unrealized Gain (Loss)                  (0.60)          1.34       0.08       0.06      (0.06)      0.80
   ------------------------------------------------------------------------------------------------------------------------------
       Total from Investment Operations                       (0.29)          1.97       0.64       0.70       0.79       1.77
   ------------------------------------------------------------------------------------------------------------------------------
   DISTRIBUTIONS FROM AND/OR IN EXCESS OF:
     Net Investment Income                                       --             --      (0.51)     (0.67)     (0.79)     (0.96)
   ------------------------------------------------------------------------------------------------------------------------------
   NET ASSET VALUE, END OF PERIOD                          $   8.75       $   9.04   $   7.07    $  6.94    $  6.91    $  6.91
   ==============================================================================================================================
   TOTAL RETURN^                                              (3.21)%++      27.86%      9.22%     10.10%     11.39%     29.37%
   ==============================================================================================================================
   RATIOS AND SUPPLEMENTAL DATA:
   Net Assets, End of Period (000's)                       $145,813       $182,341   $113,267    $54,153    $53,526    $31,558
   Ratio of Expenses to Average Net Assets                     1.15%**        1.21%      1.22%      1.17%      1.40%      1.43%
   Ratio of Expenses to Average Net Assets
     Excluding Interest Expense and Country Tax
     Expense                                                    N/A           1.20%       N/A        N/A       1.30%      1.30%
   Ratio of Net Investment Income to Average
     Net Assets                                                7.02%**        7.68%      7.77%      8.92%     13.20%     13.79%
   Portfolio Turnover Rate                                       70%++         248%       274%       378%       469%       396%
   ------------------------------------------------------------------------------------------------------------------------------
   Ratios Before Expenses Waived and/or
     Reimbursed by Adviser:
       Expenses to Average Net Assets                           N/A            N/A        N/A        N/A       1.61%      1.78%
       Net Investment Income to Average Net Assets              N/A            N/A        N/A        N/A      12.99%     13.43%
   ------------------------------------------------------------------------------------------------------------------------------

                                                                                                     CLASS II
                                                                                    ---------------------------------------------
                                                                                      SIX MONTHS                     PERIOD FROM
                                                                                           ENDED                    DECEMBER 19,
                                                                                        JUNE 30,     YEAR ENDED         2002* TO
                                                                                            2004   DECEMBER 31,     DECEMBER 31,
   SELECTED PER SHARE DATA AND RATIOS                                                (UNAUDITED)           2003             2002
   ------------------------------------------------------------------------------------------------------------------------------
   NET ASSET VALUE, BEGINNING OF PERIOD                                                  $  9.02        $  7.06         $ 7.57
   ------------------------------------------------------------------------------------------------------------------------------
   INCOME (LOSS) FROM INVESTMENT OPERATIONS
     Net Investment Income                                                                  0.31#          0.61#          0.02#
     Net Realized and Unrealized Gain (Loss)                                               (0.60)          1.35          (0.02)
   ------------------------------------------------------------------------------------------------------------------------------
       Total from Investment Operations                                                    (0.29)          1.96           0.00
   ------------------------------------------------------------------------------------------------------------------------------
   DISTRIBUTIONS FROM AND/OR IN EXCESS OF:
     Net Investment Income                                                                    --             --          (0.51)
   ------------------------------------------------------------------------------------------------------------------------------
   NET ASSET VALUE, END OF PERIOD                                                        $  8.73        $  9.02         $ 7.06
   ==============================================================================================================================
   TOTAL RETURN^                                                                           (3.22)%++      27.76%          0.00%++
   ==============================================================================================================================
   RATIOS AND SUPPLEMENTAL DATA:
   Net Assets, End of Period (000's)                                                     $16,419        $ 8,337         $ @--
   Ratio of Expenses to Average Net Assets                                                  1.20%**        1.26%          1.27%**
   Ratio of Expenses to Average Net Assets Excluding
     Interest Expense and Country Tax Expense                                                N/A           1.25%           N/A
   Ratio of Net Investment Income to Average Net Assets                                     6.97%**        7.63%          7.72%**
   Portfolio Turnover Rate                                                                    70%++         248%           274%++
   ------------------------------------------------------------------------------------------------------------------------------
   Ratios Before Expenses Waived and/or Reimbursed by Adviser and/or Distributor:
       Expenses to Average Net Assets                                                       1.50%**        1.56%          1.57%**
       Net Investment Income to Average Net Assets                                          6.67%**        7.33%          7.42%**
   ------------------------------------------------------------------------------------------------------------------------------

   *    Commenced offering
   **   Annualized
   #    Per share amount is based on average shares outstanding.
   ++   Not annualized
   @    Amount is less than $500.
   ^ Performance shown does not reflect fees and expenses imposed by your insurance company's separate account.
        If performance information included the effect of these additional charges, the total return would be lower.

   6    The accompanying notes are an integral part of the financial statements.

                              THE UNIVERSAL INSTITUTIONAL FUNDS, INC.

                              Semi-Annual Report - June 30, 2004 (unaudited)

   NOTES TO FINANCIAL STATEMENTS

   The Universal Institutional Funds, Inc., (the "Fund") is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund is comprised of sixteen separate active, diversified and non-diversified portfolios (individually referred to as a "Portfolio", collectively as the "Portfolios").

   The accompanying financial statements relate to the Emerging Markets Debt Portfolio. The Portfolio seeks high total return by investing primarily in fixed income securities of government and government-related issuers and, to a lesser extent, of corporate issuers in emerging market countries. The Portfolio offers two classes of shares -- Class I and Class II. Both classes of shares have identical voting rights (except that shareholders of a Class have exclusive voting rights regarding any matter relating solely to that Class of shares), dividend, liquidation and other rights.

   The Fund is intended to be the funding vehicle for variable annuity contracts and variable life insurance policies to be offered by the separate accounts of certain life insurance companies.

   A. ACCOUNTING POLICIES: The following significant accounting policies are in conformity with accounting principles generally accepted in the United States. Such policies are consistently followed by the Fund in the preparation of the financial statements. Accounting principles generally accepted in the United States may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

   1. SECURITY VALUATION: Equity securities listed on a U.S. exchange are valued at the latest quoted sales price on the valuation date. Equity securities listed or traded on NASDAQ, for which market quotations are available, are valued at the NASDAQ Official Closing Price. Securities listed on a foreign exchange are valued at their closing price. Unlisted securities and listed securities not traded on the valuation date for which market quotations are readily available are valued at the mean between the current bid and asked prices obtained from reputable brokers. Bonds and other fixed income securities may be valued according to the broadest and most representative market. In addition, bonds and other fixed income securities may be valued on the basis of prices provided by a pricing service. The prices provided by a pricing service take into account broker dealer market price quotations for institutional size trading in similar groups of securities, security quality, maturity, coupon and other security characteristics as well as any developments related to the specific securities. Debt securities purchased with remaining maturities of 60 days or less are valued at amortized cost, if it approximates value.

        All other securities and investments for which market values are not readily available, including restricted securities, and those securities for which it is inappropriate to determine prices in accordance with the aforementioned procedures, are valued at fair value as determined in good faith under procedures adopted by the Board of Directors, although the actual calculations may be done by others. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

        Most foreign markets close before the New York Stock Exchange (NYSE). Occasionally, developments that could affect the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If these developments are expected to materially affect the value of the securities, the valuations may be adjusted to reflect the estimated fair value as of the close of the NYSE, as determined in good faith under procedures established by the Board of Directors.

   2. REPURCHASE AGREEMENTS: The Portfolios of the Fund may enter into repurchase agreements under which the Portfolio lends excess cash and takes possession of securities with an agreement that the counterparty will repurchase such securities. In connection with transactions in repurchase agreements, a bank as custodian for the Fund takes possession of the underlying securities which are held as collateral, with a market value at least equal to the amount of the repurchase transaction, including principal and accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to determine the adequacy of the collateral. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into repurchase agreements.

   3. FOREIGN CURRENCY TRANSLATION AND FOREIGN INVESTMENTS: The books and records of the Fund are main-

THE UNIVERSAL INSTITUTIONAL FUNDS, INC.

Semi-Annual Report - June 30, 2004 (unaudited)

   NOTES TO FINANCIAL STATEMENTS (CONT'D)

        tained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the mean of the bid and asked prices of such currencies against U.S. dollars last quoted by a major bank as follows:

        - investments, other assets and liabilities at the prevailing rates of exchange on the valuation date;

        - investment transactions and investment income at the prevailing rates of exchange on the dates of such transactions.

        Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of the securities held at period end. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, realized and unrealized foreign currency gains (losses) are included in the reported net realized and unrealized gains (losses) on investment transactions and balances. However, pursuant to U.S. Federal income tax regulations, gains and losses from certain foreign currency transactions and the foreign currency portion of gains and losses realized on sales and maturities of foreign denominated debt securities are treated as ordinary income for U.S. Federal income tax purposes.

        Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of unrealized appreciation (depreciation) on the Statement of Net Assets. The change in net unrealized currency gains (losses) for the period is reflected on the Statement of Operations.

        Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

        Prior governmental approval for foreign investments may be required under certain circumstances in some countries, and the extent of foreign investments in domestic companies may be subject to limitation in other countries. Foreign ownership limitations also may be imposed by the charters of individual companies to prevent, among other concerns, violation of foreign investment limitations. As a result, an additional class of shares (identified as "Foreign" in the Statement of Net Assets) may be created and offered for investment. The "local" and "foreign" shares' market values may differ. In the absence of trading of the foreign shares in such markets, the Fund values the foreign shares at the closing exchange price of the local shares. Such securities, if any, are identified as fair valued in the Statement of Net Assets.

   4. FOREIGN CURRENCY EXCHANGE CONTRACTS: Certain Portfolios may enter into foreign currency exchange contracts generally to attempt to protect securities and related receivables and payables against changes in future foreign currency exchange rates. A foreign currency exchange contract is an agreement between two parties to buy or sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily and the change in market value is recorded by the Portfolio as unrealized gain or loss. The Portfolio records realized gains or losses when the contract is closed equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risk may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and is generally limited to the amount of the unrealized gain on the contracts, if any, at the date of default. Risks may also arise from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

   5. FUTURES: Certain Portfolios may purchase and sell futures contracts. Futures contracts provide for the sale by one party and purchase by another party of a specified amount of a specified security, index, instrument or basket of instruments. Futures contracts (secured by cash or government securities deposited with brokers or custodians as "initial margin") are valued based upon their quoted daily settlement prices; changes in initial settlement value (represented by cash paid to or received from brokers as "variation margin") are accounted for as unrealized appreciation (depreciation). When futures contracts are closed, the difference between the opening value at the date of purchase and the value at closing is recorded as realized gains or losses in the Statement of Operations. Due from (to) broker is com-

                              THE UNIVERSAL INSTITUTIONAL FUNDS, INC.

                              Semi-Annual Report - June 30, 2004 (unaudited)

   NOTES TO FINANCIAL STATEMENTS (CONT'D)

        prised of initial margin and variation margin, as stated in the Statement of Net Assets.

        Certain Portfolios may use futures contracts in order to manage exposure to the stock and bond markets, to hedge against unfavorable changes in the value of securities or to remain fully invested and to reduce transaction costs. Futures contracts involve market risk in excess of the amounts recognized in the Statement of Net Assets.

        Risks arise from the possible movements in security values underlying these instruments. The change in value of futures contracts primarily corresponds with the value of their underlying instruments, which may not correlate with the change in value of the hedged investments. In addition, there is the risk that a Portfolio may not be able to enter into a closing transaction because of an illiquid secondary market.

   6. FORWARD COMMITMENTS AND WHEN-ISSUED/DELAYED DELIVERY SECURITIES: The Portfolio may make forward commitments to purchase or sell securities. Payment and delivery for securities which have been purchased or sold on a forward commitment basis can take place up to 120 days after the date of the transaction. Additionally, the Portfolio may purchase securities on a when-issued or delayed delivery basis. Securities purchased on a when-issued or delayed delivery basis are purchased for delivery beyond the normal settlement date at a stated price and yield, and no income accrues to the Portfolio on such securities prior to delivery. When the Portfolio enters into a purchase transaction on a when-issued or delayed delivery basis, it establishes either a segregated account in which it maintains liquid assets in an amount at least equal in value to the Portfolio's commitments to purchase such securities or designates such assets as segregated on the Portfolio's records. Purchasing securities on a forward commitment or when-issued or delayed-delivery basis may involve a risk that the market price at the time of delivery may be lower than the agreed upon purchase price, in which case there could be an unrealized loss at the time of delivery.

   7. LOAN AGREEMENTS: The Portfolio may invest in fixed and floating rate loans ("Loans") arranged through private negotiations between an issuer of sovereign debt obligations and one or more financial institutions ("Lenders") deemed to be creditworthy by the investment adviser. The Portfolio's investments in Loans may be in the form of participations in Loans ("Participations") or assignments of all or a portion of Loans ("Assignments") from third parties. The Portfolio's investment in Participations typically results in the Portfolio having a contractual relationship with only the Lender and not with the borrower. The Portfolio has the right to receive payments of principal, interest and any fees to which it is entitled only upon receipt by the Lender of the payments from the borrower. The Portfolio generally has no right to enforce compliance by the borrower with the terms of the loan agreement. As a result, the Portfolio may be subject to the credit risk of both the borrower and the Lender that is selling the Participation. When the Portfolio purchases Assignments from Lenders, it typically acquires direct rights against the borrower on the Loan. Because Assignments are arranged through private negotiations between potential assignees and potential assignors, the rights and obligations acquired by the Portfolio as the purchaser of an Assignment may differ from, and be more limited than, those held by the assigning Lender.

   8. OTHER: Security transactions are accounted for on the date the securities are purchased or sold. Realized gains and losses on the sale of investment securities are determined on the specific identified cost basis. Dividend income is recorded on the ex-dividend date (except for certain foreign dividends that may be recorded as soon as the Fund is informed of such dividends), net of applicable withholding taxes where recovery of such taxes is not reasonably assured. Interest income is recognized on the accrual basis except where collection is in doubt and is recorded net of foreign withholding tax. Discounts and premiums on securities purchased are amortized according to the effective yield method over their respective lives. Most expenses of the Fund can be directly attributed to a particular Portfolio. Expenses which cannot be directly attributed are apportioned among the Portfolios based upon relative net assets. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets.

        Settlement and registration of foreign securities transactions may be subject to significant risks not normally associated with investments in the United States. In certain markets, ownership of shares is defined according to entries in the issuer's share register. It is possible that a Portfolio holding these securities could lose its share registration through fraud, negligence or even mere oversight. In addition, shares being delivered for sales and cash being paid for purchases may be delivered before the exchange is complete. This may subject the Portfolio to further risk of loss in the event of a failure to complete the transaction by the counterparty.

   B. INVESTMENT ADVISORY FEES: Morgan Stanley Investment Management Inc. ("MS Investment Management"), a wholly-owned subsidiary of Morgan Stanley, provides the Portfolio with investment advisory services for a fee, paid

THE UNIVERSAL INSTITUTIONAL FUNDS, INC.

Semi-Annual Report - June 30, 2004 (unaudited)

   NOTES TO FINANCIAL STATEMENTS (CONT'D)

   quarterly, at the annual rate based on average daily net assets as follows:

                            FROM $500
             FIRST $500    MILLION TO     MORE THAN
                MILLION    $1 BILLION    $1 BILLION
            ----------------------------------------
                   0.80%         0.75%         0.70%

   MS Investment Management has agreed to reduce fees payable to it and to reimburse the Portfolio, if necessary, to the extent that the annual operating expenses, excluding interest and extraordinary expenses, expressed as a percentage of average daily net assets, exceed the maximum ratio of 1.30% for Class I shares and 1.35% for Class II shares.

   C. ADMINISTRATOR: MS Investment Management (the "Administrator") also provides the Portfolio with administrative services pursuant to an administrative agreement for a monthly fee which on an annual basis equals 0.25% of the average daily net assets of the Portfolio, plus reimbursement of out-of-pocket expenses. Under an agreement between the Administrator and J.P. Morgan Investor Services Co. ("JPMIS"), a corporate affiliate of JPMorgan Chase Bank, JPMIS provides certain administrative services to the Fund. For such services, the Administrator pays JPMIS a portion of the fee the Administrator receives from the Fund. An employee of JPMIS is an officer of the Fund. In addition, the Fund incurs local administration fees in connection with doing business in certain emerging market countries.

   D. DISTRIBUTOR: Morgan Stanley & Co., Incorporated (the "Distributor"), a wholly-owned subsidiary of Morgan Stanley, serves as the distributor of the Fund and provides the Portfolio's Class II shareholders with distribution services pursuant to a Distribution Plan (the "Plan") in accordance with Rule 12b-1 under the Investment Company Act of 1940. Under the Plan, the Portfolio is authorized to pay the Distributor a distribution fee, which is accrued daily and paid monthly, at a rate of 0.35% of the Portfolio's average daily net assets attributable to Class II shares. The Distributor has voluntarily agreed to waive 0.30% of the 0.35% distribution fee that it may receive.

   E. CUSTODIAN: JPMorgan Chase Bank serves as custodian for the Fund in accordance with a custodian agreement. The Custodian holds cash, securities, and other assets of the Fund as required by the 1940 Act.

   F. CONTRACTUAL OBLIGATIONS: The Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

   G. FEDERAL INCOME TAXES: It is each Portfolio's intention to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for Federal income taxes is required in the financial statements. Distributions from the Portfolio are recorded on the ex-dividend date.

   Certain Portfolios may be subject to taxes imposed by countries in which they invest. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and net unrealized appreciation as these amounts are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

   The tax character of distributions paid may differ from the character of distributions shown on the Statement of Changes in Net Assets due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during 2003 and 2002 was as follows:

                      2003 DISTRIBUTIONS    2002 DISTRIBUTIONS
                          PAID FROM:            PAID FROM:
                  -----------------------  ----------------------
                   ORDINARY     LONG-TERM  ORDINARY     LONG-TERM
                     INCOME  CAPITAL GAIN    INCOME  CAPITAL GAIN
                      (000)         (000)     (000)         (000)
                  -----------------------------------------------
                        $--           $--    $7,614           $--

   The amount and character of income and capital gain distributions to be paid by the Portfolio are determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States. The book/tax differences are either considered temporary or permanent in nature.

   Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains and losses on certain investment transactions and the timing of the deductibility of certain expenses.

   Permanent book and tax basis differences may result in reclassifications among undistributed (distributions in excess of) net investment income, accumulated net realized gain (loss) and paid-in capital. These differences were primarily due to the differing treatments of gains and losses related to principal payments from mortgage-related securities and foreign currency transactions.

   At December 31, 2003, the Portfolio had distributable earnings on a tax basis as follows:

                      UNDISTRIBUTED     UNDISTRIBUTED
                           ORDINARY         LONG-TERM
                             INCOME      CAPITAL GAIN
                              (000)             (000)
                     --------------------------------
                            $16,823             $ 599

                              THE UNIVERSAL INSTITUTIONAL FUNDS, INC.

                              Semi-Annual Report - June 30, 2004 (unaudited)

   NOTES TO FINANCIAL STATEMENTS (CONT'D)

   At June 30, 2004, cost and unrealized appreciation (depreciation) for U.S. Federal income tax purposes of the investments of the Portfolio were:

                                                                  NET
                                                         APPRECIATION
                 COST   APPRECIATION    DEPRECIATION     DEPRECIATION
                (000)          (000)           (000)            (000)
          -----------------------------------------------------------
             $159,015         $3,055         $(7,709)        $(4,654)

   Net capital and currency losses incurred after October 31 and within the taxable year are deemed to arise on the first business day of the Portfolio's next taxable year. For the year ended December 31, 2003, the Portfolio deferred to January 1, 2004, for U.S. Federal income tax purposes, post-October capital losses of $40,000.

   H. OTHER: For the six months ended June 30, 2004, purchases and sales of investment securities for the Portfolio, other than long-term U.S. Government securities and short-term investments, were approximately $120,771,000 and $141,215,000, respectively. There were no purchases and sales of long-term U.S. Government securities for the six months ended June 30, 2004.

   At June 30, 2004, the Portfolio had otherwise unaffiliated record owners of 10% or greater. Investment activities of these shareholders could have a material impact on the Portfolio. The aggregate percentage of such owners was 75.0% and 85.6%, for Class I and Class II, respectively.

THE UNIVERSAL INSTITUTIONAL FUNDS, INC.

Semi-Annual Report - June 30, 2004 (unaudited)

   DIRECTOR AND OFFICER INFORMATION

   DIRECTORS                                             OFFICERS

   Michael Bozic                                         Charles A. Fiumefreddo
                                                         CHAIRMAN OF THE BOARD
   Charles A. Fiumefreddo
                                                         Mitchell M. Merin
   Edwin J. Garn                                         PRESIDENT

   Wayne E. Hedien                                       Ronald E. Robison
                                                         EXECUTIVE VICE PRESIDENT AND PRINCIPAL EXECUTIVE OFFICER
   James F. Higgins
                                                         Amy R. Doberman
   Dr. Manuel H. Johnson                                 VICE PRESIDENT

   Joseph J. Kearns                                      Barry Fink
                                                         VICE PRESIDENT
   Michael Nugent
                                                         Joseph J. McAlinden
   Fergus Reid                                           VICE PRESIDENT

   INVESTMENT ADVISER AND ADMINISTRATOR                  Stefanie V. Chang
   Morgan Stanley Investment Management Inc.*            VICE PRESIDENT
   1221 Avenue of the Americas
   New York, New York 10020                              James W. Garrett
                                                         TREASURER AND CHIEF FINANCIAL OFFICER
   DISTRIBUTOR
   Morgan Stanley & Co. Incorporated                     Michael J. Leary
   1221 Avenue of the Americas                           ASSISTANT TREASURER
   New York, New York 10020
                                                         Mary E. Mullin
   CUSTODIAN                                             SECRETARY
   JPMorgan Chase Bank
   270 Park Avenue                                       LEGAL COUNSEL
   New York, New York 10017                              Clifford Chance US LLP
                                                         31 West 52nd Street
                                                         New York, New York 10019

                                                         INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
                                                         Ernst & Young LLP
                                                         200 Clarendon Street
                                                         Boston, Massachusetts 02116-5072

   *Doing business in certain instances as Miller Anderson, Van Kampen or Morgan Stanley Asset Management.

   This report is authorized for distribution only when preceded or accompanied by the prospectus of The Universal Institutional Funds, Inc. which describes in detail each Investment Portfolio's investment policies, risks, fees and expenses. Please read the prospectus carefully before you invest or send money. For additional information, including information regarding the investments comprising the Portfolio, please visit our website at www.morganstanley.com/im.

   PROXY VOTING POLICIES AND PROCEDURES AND PROXY VOTING RECORD

   A copy of (1) the Fund's policies and procedures with respect to the voting of proxies relating to the Fund's portfolio securities; and (2) how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge, upon request, by calling 1 (800) 281-2715 or by visiting our website at www.morganstanley.com/im. This information is also available on the Securities and Exchange Commission's website at http://www.sec.gov.

                              THE UNIVERSAL INSTITUTIONAL FUNDS, INC.

[MORGAN STANLEY LOGO]         SEMI-ANNUAL REPORT - JUNE 30, 2004

EMERGING MARKETS EQUITY PORTFOLIO

                              THE UNIVERSAL INSTITUTIONAL FUNDS, INC.

                              Semi-Annual Report - June 30, 2004 (unaudited)

   STATEMENT OF NET ASSETS

   EMERGING MARKETS EQUITY PORTFOLIO

                                                                                              VALUE
                                                                           SHARES             (000)
   ------------------------------------------------------------------------------------------------
   COMMON STOCKS (97.5%)
   ARGENTINA (0.1%)
     Tenaris S.A. ADR                                                      11,900   $           390
   ------------------------------------------------------------------------------------------------
   BRAZIL (8.8%)
     Aracruz Celulose S.A. ADR                                             26,400               862
     Banco Bradesco S.A. (Preference)                                   (a)33,970             1,567
     Banco Bradesco S.A. ADR                                               18,081               831
     Banco Itau Holding Financeira S.A.
       (Preference)                                                    24,866,777             2,301
     Banco Itau Holding Financeira S.A. ADR                                37,292             1,739
     CEMIG (Preference)                                                56,222,001               843
     CEMIG ADR                                                             67,000             1,006
     Companhia Brasileira de Distribuicao
       Grupo Pao de Acucar ADR                                             23,300               403
     Companhia Siderurgica Nacional S.A. ADR                               66,200               805
     CVRD ADR                                                              10,700               509
     CVRD ADR (Preference)                                                 84,293             3,296
     Gol Linhas Aereas Inteligentes S.A.                                (a)36,900               627
     Natura Cosmeticos S.A.                                             (a)43,000               694
     Petrobras S.A. (Preference)                                            6,381               159
     Petrobras S.A. ADR                                                   101,024             2,836
     Petrobras S.A. ADR (Preference)                                      191,172             4,818
     Telesp Celular Participacoes S.A.
       (Preference)                                                (a)752,811,128             2,372
     Telesp Celular Participacoes S.A. ADR                             (a)120,400               949
     Unibanco GDR                                                          51,400             1,016
     Votorantim Celulose e Papel S.A. ADR
       (Preference)                                                        55,500             1,765
   ------------------------------------------------------------------------------------------------
                                                                                             29,398
   ================================================================================================
   CHILE (0.7%)
     Enersis S.A. (Chile) ADR                                             387,100             2,307
   ------------------------------------------------------------------------------------------------
   CHINA/HONG KONG (6.5%)
     Asia Aluminum Holdings Ltd.                                        9,556,000               931
     AviChina Industry & Technology Co.,
       Class H                                                          3,931,000               459
     Byd Co., Ltd., Class H                                               195,000               576
     China Merchants Holdings International
       Co., Ltd.                                                          574,000               773
     China Oilfield Services Ltd., Class H                              3,553,000             1,013
     China Petroleum & Chemical Corp.,
       Class H                                                          1,686,000               616
     China Resources Power Holdings Co.                                (a)865,000               488
     CNOOC Ltd.                                                         5,381,000             2,277
     Fountain SET Holdings Ltd.                                         1,537,000             1,025
     Grande Holdings Ltd.                                                 657,000               640
     Hainan Meilan International Airport Co.,
       Ltd., Class H                                                      794,000               606
     Hopewell Highway Infrastructure Ltd.                               1,539,000               913
     Huaneng Power International, Inc., Class H                         1,592,000             1,418
     Kingboard Chemicals Holdings Ltd.                                    488,000               848
     Lianhua Supermarket Holdings Co., Ltd.,
       Class H                                                            710,000               714
     Moulin International Holdings Ltd.                                   756,000               463
     Norstar Founders Group Ltd.                                     (a)1,187,000               331
     Ping An Insurance Group Co. of China Ltd.                       (a)1,031,000             1,401
     Sansui Electric Co., Ltd.                                         (a)328,500               103
     Shougang Concord Century Holdings Ltd.                             4,239,000               397
     Sina Corp.                                                         (a)10,100   $           333
     Sinopec Zhenhai Refining & Chemical Co.,
       Ltd., Class H                                                    1,482,000             1,425
     Tom Online, Inc.                                                (a)1,172,000               198
     TPV Technology Ltd.                                                2,519,000             1,789
     Victory City International Holdings Ltd.                           1,397,000               506
     Wumart Stores, Inc.                                               (a)343,000               660
     Yanzhou Coal Mining Co., Ltd., Class H                               782,000               852
   ------------------------------------------------------------------------------------------------
                                                                                             21,755
   ================================================================================================
   COLOMBIA (0.2%)
     BanColombia S.A. ADR                                                 124,300               830
   ------------------------------------------------------------------------------------------------
   EGYPT (1.5%)
     MobiNil-Egyptian Mobile Services                                     200,230             2,410
     Orascom Construction Industries                                   (a)173,865             2,579
   ------------------------------------------------------------------------------------------------
                                                                                              4,989
   ================================================================================================
   INDIA (5.1%)
     ABB Ltd. India                                                        44,500               651
     Bharat Heavy Electricals Ltd.                                        173,000             1,888
     Cipla Ltd.                                                           203,000               938
     Container Corp. of India Ltd.                                         57,364               705
     GlaxoSmithkline Pharmaceuticals Ltd.                                  45,500               588
     Grasim Industries Ltd.                                                40,500               891
     Hero Honda Motors Ltd.                                                85,375               942
     Hindalco Industries Ltd.                                              25,200               547
     Hindustan Lever Ltd.                                                 220,500               611
     Hindustan Petroleum Corp., Ltd.                                      153,500             1,123
     Housing Development Finance Corp., Ltd.                               46,000               517
     India Info.com PCL                                              (a)(b)58,026               @--
     Industrial Development Bank of India                                 644,000               586
     Infosys Technologies Ltd.                                             13,164             1,581
     Mahanagar Telephone Nigam Ltd.                                       242,000               695
     Mahindra & Mahindra Ltd.                                              53,000               510
     Morgan Stanley Growth Fund                                      (c)3,926,900             1,142
     Oil & Natural Gas Corp., Ltd.                                         46,200               632
     Punjab National Bank                                                  87,000               534
     Reliance Industries Ltd.                                               6,000                56
     Satyam Computer Services Ltd.                                            500                 3
     Siemens India Ltd.                                                    17,000               326
     State Bank of India Ltd.                                           (b)87,854               867
     Steel Authority of India Ltd.                                     (a)791,863               471
     Tata Iron & Steel Co., Ltd.                                           68,500               448
   ------------------------------------------------------------------------------------------------
                                                                                             17,252
   ================================================================================================
   INDONESIA (3.1%)
     Astra International Tbk PT                                         2,452,884             1,436
     Bank Central Asia Tbk PT                                           4,813,000               961
     Bank Internasional Indonesia Tbk PT                            (a)29,658,500               458
     Bank Mandiri Persero Tbk PT                                        9,159,500             1,145
     Bank Rakyat Indonesia                                           (a)5,666,500             1,010
     Bumi Resources Tbk PT                                             31,756,500             1,944
     Gudang Garam Tbk PT                                               (a)442,000               644
     Indocement Tunggal Prakarsa Tbk PT                              (a)4,590,000               696
     Ramayana Lestari Sentosa Tbk PT                                 (a)2,305,000             1,092
     Telekomunikasi Indonesia Tbk PT                                 (a)1,490,000             1,174
   ------------------------------------------------------------------------------------------------
                                                                                             10,560
   ================================================================================================

    The accompanying notes are an integral part of the financial statements.   1

THE UNIVERSAL INSTITUTIONAL FUNDS, INC.

Semi-Annual Report - June 30, 2004 (unaudited)

   STATEMENT OF NET ASSETS (CONT'D)

   EMERGING MARKETS EQUITY PORTFOLIO

                                                                                           VALUE
                                                                        SHARES             (000)
   ---------------------------------------------------------------------------------------------
   ISRAEL (1.6%)
     Check Point Software Technologies Ltd.                         (a)193,770      $      5,230
   ---------------------------------------------------------------------------------------------
   MALAYSIA (1.2%)
     Commerce Asset Holdings Bhd                                       662,000               847
     Magnum Corp. Bhd                                                1,316,000               841
     Resorts World Bhd                                                 292,000               688
     SP Setia Bhd                                                      836,999               872
     YTL Corp. Bhd                                                     549,000               679
   ---------------------------------------------------------------------------------------------
                                                                                           3,927
   =============================================================================================
   MEXICO (7.8%)
     America Movil S.A. de C.V., Class L ADR                           243,905             8,871
     Cemex S.A. de C.V.                                                 21,533               125
     Cemex S.A. de C.V. ADR                                             88,525             2,576
     Coca-Cola Femsa S.A. ADR                                           57,700             1,280
     Fomento Economico Mexicano S.A. de C.V.                            19,200               880
     Grupo Televisa S.A. ADR                                           125,700             5,690
     Telmex, Class L ADR                                                35,004             1,165
     Wal-Mart de Mexico S.A. de C.V., Class V                        1,575,191             4,690
     Wal-Mart de Mexico S.A. de C.V.,
       Class V ADR                                                      27,675               821
   ---------------------------------------------------------------------------------------------
                                                                                          26,098
   =============================================================================================
   PERU (0.7%)
     Buenaventura S.A. ADR                                             112,200             2,480
   ---------------------------------------------------------------------------------------------
   POLAND (1.1%)
     Telekomunikacja Polska S.A.                                       217,790               902
     Telekomunikacja Polska S.A. GDR                                   705,100             2,863
   ---------------------------------------------------------------------------------------------
                                                                                           3,765
   =============================================================================================
   RUSSIA (8.1%)
     LUKOIL ADR                                                         58,079             6,110
     MMC Norilsk Nickel ADR                                             46,200             2,564
     Mobile Telesystems ADR                                             27,160             3,313
     Mobile Telesystems GDR                                          (a)13,500             1,654
     OAO Gazprom ADR (Registered)                                      163,400             4,690
     Surgutneftegaz ADR                                                 93,287             3,050
     Surgutneftegaz ADR (Preferred)                                     14,829               638
     Uralsvyazinform ADR                                               125,200               964
     Vimpel Communications ADR                                       (a)12,800             1,234
     VolgaTelecom ADR                                                  164,100               919
     Yukos                                                              63,056             2,007
   ---------------------------------------------------------------------------------------------
                                                                                          27,143
   =============================================================================================
   SOUTH AFRICA (13.4%)
     African Bank Investments Ltd.                                   2,381,100             4,562
     African Life Assurance Co., Ltd.                                  780,418             1,673
     Anglo American Platinum Corp., Ltd.                                41,600             1,587
     Anglo American plc                                                243,019             5,015
     AngloGold Ashanti Ltd.                                             21,200               697
     AngloGold Ashanti Ltd. ADR                                         27,793               894
     Edgars Consolidated Stores Ltd.                                    73,800             1,773
     Gold Fields Ltd.                                                   45,460               482
     Gold Fields Ltd. ADR                                                8,500                89
     Harmony Gold Mining Co., Ltd.                                      51,300               544
     Harmony Gold Mining Co., Ltd. ADR                                  92,300               977
     Impala Platinum Holdings Ltd.                                      27,451             2,099
     Iscor Ltd.                                                        254,200             1,593
     Kumba Resources Ltd.                                              199,900             1,071
     Massmart Holdings Ltd.                                            494,700      $      2,627
     MTN Group Ltd.                                                  1,164,190             5,387
     Sappi Ltd.                                                        166,200             2,556
     Sappi Ltd. ADR                                                      3,300                51
     Shoprite Holdings Ltd.                                          1,742,493             2,660
     Standard Bank Group Ltd.                                          408,814             2,854
     Steinhoff International Holdings Ltd.                           1,755,200             2,380
     Telkom S.A. Ltd.                                                  251,433             3,248
   ---------------------------------------------------------------------------------------------
                                                                                          44,819
   =============================================================================================
   SOUTH KOREA (15.2%)
     Cheil Industries, Inc.                                            108,250             1,256
     Daewoo Shipbuilding & Marine
       Engineering Co., Ltd.                                           119,850             1,448
     Daishin Securities Co., Ltd.                                      131,440             1,486
     Daishin Securities Co., Ltd. (Preferred)                           59,450               345
     Handsome Co., Ltd.                                                133,390             1,105
     Hankook Tire Co., Ltd.                                            361,560             3,163
     Hyundai Department Store Co., Ltd.                                 73,440             1,822
     Hyundai Mobis                                                      78,510             3,489
     Kookmin Bank                                                    (a)22,590               702
     Korean Airlines Co., Ltd.                                      (a)139,010             1,806
     KT&G Corp.                                                         65,510             1,515
     LG Investment & Securities Co., Ltd.                           (a)322,090             2,307
     Orion Corp.                                                        17,140             1,060
     Pusan Bank                                                        117,280               650
     Samsung Electronics Co., Ltd.                                      34,881            14,412
     Samsung Electronics Co., Ltd. (Preferred)                           8,360             2,194
     Samsung SDI Co., Ltd.                                              96,570            10,163
     Shinhan Financial Group Co., Ltd.                                  65,990               960
     SK Telecom Co., Ltd.                                                1,760               290
     STX Shipbuilding Co., Ltd.                                         87,290               915
   ---------------------------------------------------------------------------------------------
                                                                                          51,088
   =============================================================================================
   TAIWAN (10.7%)
     Acer, Inc.                                                        736,447             1,038
     Asia Optical Co., Inc.                                            457,600             2,781
     Catcher Technology Co., Ltd.                                      175,000               560
     Cathay Financial Holding Co., Ltd.                                435,000               784
     Cheng Shin Rubber Industry Co., Ltd.                              523,000               685
     China Development Financial Holding Corp.                       3,541,000             1,814
     Chinatrust Financial Holding Co.                             (a)1,947,536             2,175
     CTCI Corp.                                                      1,988,000               983
     CYBERLINK Corp.                                                   285,000               705
     Evergreen Marine Corp.                                          1,489,660             1,260
     Faraday Technology Corp.                                          148,000               278
     Fubon Financial Holding Co., Ltd.                               1,263,000             1,102
     Hon Hai Precision Industry Co., Ltd.                              855,520             3,186
     Infortrend Technology, Inc.                                       458,100             1,310
     Kaulin Manufacturing Co., Ltd.                                    351,000               481
     Largan Precision Co., Ltd.                                        147,790             1,418
     MediaTek, Inc.                                                    261,000             2,084
     Novatek Microelectronics Corp., Ltd.                              289,150               956
     Phoenixtec Power Co., Ltd.                                     (a)854,045               840
     Polaris Securities Co., Ltd.                                 (a)2,291,160             1,208
     Richtek Technology Corp.                                        (a)99,000               287
     Springsoft, Inc.                                                  432,000               991
     Sunplus Technology Co., Ltd.                                      607,000             1,058

   2    The accompanying notes are an integral part of the financial statements.

                              THE UNIVERSAL INSTITUTIONAL FUNDS, INC.

                              Semi-Annual Report - June 30, 2004 (unaudited)

   STATEMENT OF NET ASSETS (CONT'D)

   EMERGING MARKETS EQUITY PORTFOLIO

                                                                                              VALUE
                                                                           SHARES             (000)
   ------------------------------------------------------------------------------------------------
   TAIWAN (CONT'D)
     Taishin Financial Holdings Co., Ltd.                               1,596,000   $         1,317
     Taiwan Cellular Corp.                                              1,308,000             1,247
     Taiwan Cement Corp.                                                4,202,000             1,903
     Taiwan Navigation Co., Ltd.                                          249,537               173
     Tsann Kuen Enterprise Co.                                            408,000               510
     Waffer Technology Co., Ltd.                                          498,000             1,009
     Ya Hsin Industrial Co., Ltd.                                       1,521,000             1,880
   ------------------------------------------------------------------------------------------------
                                                                                             36,023
   ================================================================================================
   THAILAND (6.5%)
     Advanced Information Services PCL
       (Foreign)                                                          821,800             1,827
     Asian Property Development PCL                                     4,749,300               501
     Bangkok Bank PCL (Foreign)                                   (a)(b)1,631,700             3,926
     Banpu PCL (Foreign)                                                  247,900               805
     CP Seven Eleven PCL (Foreign)                                        627,300               943
     Italian-Thai Development PCL (Foreign)                             5,861,700             1,446
     Kasikornbank PCL (Foreign)                                   (a)(b)1,218,000             1,547
     Kasikornbank PCL NVDR (Preferred)                              (a)(b)943,400             1,164
     Krung Thai Bank PCL (Foreign)                                      5,301,000             1,425
     Lalin Property PCL                                                 1,435,600               233
     Land & Houses PCL (Foreign)                                        4,703,500             1,120
     MBK PCL (Foreign)                                                    258,500               319
     PTT PCL (Foreign)                                                    523,100             1,968
     Ratchaburi Electricity Generating
       Holding PCL (Foreign)                                              357,500               323
     Siam City Bank PCL (Foreign)                                         607,600               368
     Siam Commercial Bank PCL (Foreign)                                (b)849,200               960
     Siam Makro PCL (Foreign)                                             145,100               188
     Sino Thai Engineering &
       Construction Co., Inc. (Foreign)                                 2,102,500               570
     Thai Airways International (Foreign)                                 802,900             1,108
     Thai Plastic & Chemical PCL (Foreign)                                 80,900               366
     Total Access Communication PCL                                    (a)289,000               749
   ------------------------------------------------------------------------------------------------
                                                                                             21,856
   ================================================================================================
   TURKEY (4.9%)
     Akbank T.A.S.                                                    670,209,610             2,459
     Akcansa Cimento A.S.                                             600,422,775             1,212
     Arcelik                                                       (a)318,129,950             1,574
     Enka Insaat ve Sanayi A.S.                                        60,023,043             1,232
     Hurriyet Gazetecilik A.S.                                        692,164,600             1,899
     Trakya Cam Sanayii                                               415,991,691               952
     Turkcell Iletisim Hizmetleri A.S.                                199,268,100             2,455
     Turkiye Garanti Bankasi A.S.                                  (a)595,247,800             1,773
     Turkiye Is Bankasi, Class C                                      413,159,912             1,502
     Yapi ve Kredi Bankasi A.S.                                    (a)572,362,200             1,368
   ------------------------------------------------------------------------------------------------
                                                                                             16,426
   ================================================================================================
   VENEZUELA (0.3%)
     CANTV ADR, Class D                                                    54,893             1,106
   ------------------------------------------------------------------------------------------------
     TOTAL COMMON STOCKS (COST $310,014)                                                    327,442
   ================================================================================================

                                                                             FACE
                                                                           AMOUNT             VALUE
                                                                            (000)             (000)
   ------------------------------------------------------------------------------------------------
   FIXED INCOME SECURITIES (0.1%)
   RUSSIA (0.1%)
     MCSI Holding Ltd. (Secured Notes)
       (COST $132)                                                $        (b)154   $           131
   ------------------------------------------------------------------------------------------------
   SHORT-TERM INVESTMENT (1.5%)
   REPURCHASE AGREEMENT (1.5%)
     J.P. Morgan Securities, Inc., 1.25%,
       dated 6/30/04, due 7/1/04,
       repurchase price $4,991
       (COST $4,991)                                                     (d)4,991             4,991
   ------------------------------------------------------------------------------------------------
   TOTAL INVESTMENTS (99.1%) (COST $315,137)                                                332,564
   ================================================================================================

                                                                           AMOUNT
                                                                            (000)
   ------------------------------------------------------------------------------------------------
   OTHER ASSETS (1.8%)
     Cash                                                         $             1
     Receivable for Investments Sold                                        3,340
     Dividends Receivable                                                     929
     Receivable for Portfolio Shares Sold                                     843
     Foreign Currency (Cost $806)                                             810
     Foreign Withholding Tax Reclaim Receivable                               234
     Other                                                                      5             6,162
   ------------------------------------------------------------------------------------------------
   LIABILITIES (-0.9%)
     Payable for Investments Purchased                                     (1,475)
     Investment Advisory Fees Payable                                      (1,141)
     Payable for Portfolio Shares Redeemed                                   (129)
     Administrative Fees Payable                                              (74)
     Custodian Fees Payable                                                   (58)
     Net Unrealized Depreciation on
       Foreign Currency Exchange Contracts                                     (5)
     Directors' Fees and Expenses Payable                                      (3)
     Distribution Fees on Class II Shares                                      (1)
     Other Liabilities                                                       (133)           (3,019)
   ------------------------------------------------------------------------------------------------
   NET ASSETS (100%)                                                                       $335,707
   ================================================================================================
   NET ASSETS CONSIST OF:
   Paid-in Capital                                                                         $371,193
   Undistributed (Distributions in Excess of)
     Net Investment Income                                                                    3,348
   Accumulated Net Realized Gain (Loss)                                                     (56,265)
   Unrealized Appreciation (Depreciation) on:
     Investments                                                                             17,427
     Foreign Currency Exchange Contracts
       and Translations                                                                           4
   ------------------------------------------------------------------------------------------------
   NET ASSETS                                                                              $335,707
   ================================================================================================

    The accompanying notes are an integral part of the financial statements.   3

THE UNIVERSAL INSTITUTIONAL FUNDS, INC.

Semi-Annual Report - June 30, 2004 (unaudited)

   STATEMENT OF NET ASSETS (CONT'D)

   EMERGING MARKETS EQUITY PORTFOLIO

                                                                                          AMOUNT
                                                                                           (000)
   ---------------------------------------------------------------------------------------------
   CLASS I:

   NET ASSETS                                                                           $316,300
   NET ASSET VALUE, OFFERING AND REDEMPTION
     PRICE PER SHARE

     Applicable to 36,016,074 outstanding $0.001 par value
       shares (authorized 500,000,000 shares)                                           $   8.78
   ---------------------------------------------------------------------------------------------
   CLASS II:

   NET ASSETS                                                                           $ 19,407
   NET ASSET VALUE, OFFERING AND REDEMPTION
      PRICE PER SHARE

      Applicable to 2,211,843 outstanding $0.001 par value
        shares (authorized 500,000,000 shares)                                          $   8.77
   ---------------------------------------------------------------------------------------------

   (a)   Non-income producing security.
   (b) Security was valued at fair value -- At June 30, 2004, the portfolio held $8,595,000 of fair valued securities, representing 2.6% of net assets.
   (c) The Morgan Stanley India Growth Fund, acquired at a cost of $707,722, is advised by an affiliate of the Adviser. During the six months ended June 30, 2004, there were no purchases or sales of this security. The Portfolio derived $130,030 of income from this security during the six months ended June 30, 2004.
   (d) The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this statement of net assets. The investment in the repurchase agreement is through participation in a joint account with affiliated parties.
   @     Value is less than $500.
   ADR   American Depositary Receipt
   GDR   Global Depositary Receipt
   NVDR  Non-Voting Depositary Receipt

   FOREIGN CURRENCY EXCHANGE CONTRACT INFORMATION:

     The Portfolio had the following foreign currency exchange contract(s) open at period end:

                                                                               NET
       CURRENCY                                      IN                     UNREALIZED
          TO                                       EXCHANGE                APPRECIATION
       DELIVER           VALUE    SETTLEMENT         FOR        VALUE     (DEPRECIATION)
        (000)            (000)       DATE           (000)       (000)         (000)
   -------------------------------------------------------------------------------------
   THB        10,277    $  251      7/2/04      US$      251    $  251        $ @--
   TRL   429,890,436       289      7/1/04      US$      287       287           (2)
   TRL    92,911,747        62      7/2/04      US$       62        62          @--
   ZAR         3,858       626      7/6/04      US$      624       624           (2)
   ZAR            41         7      7/6/04      US$        7         7          @--
   ZAR           431        70      7/7/04      US$       69        69           (1)
   US$            58        58      7/1/04      BRL      179        58          @--
   US$             1         1      7/2/04      HKD        9         1          @--
   US$           129       129      7/2/04      THB    5,278       129          @--
                        ------                                  ------        -----
                        $1,493                                  $1,488        $  (5)
                        ======                                  ======        =====

   BRL -- Brazilian Real
   HKD -- Hong Kong Dollar
   THB -- Thai Baht
   TRL -- Turkish Lira
   ZAR -- South African Rand

                    SUMMARY OF TOTAL INVESTMENTS BY INDUSTRY
                         CLASSIFICATION - JUNE 30, 2004

                                                                 PERCENT
                                                       VALUE      OF NET
   INDUSTRY                                            (000)      ASSETS
   --------------------------------------------------------------------
   Commercial Banks                                 $ 41,657        12.4%
   Wireless Telecommunication Services                33,676        10.0
   Oil & Gas                                          32,913         9.8
   Metals & Mining                                    29,770         8.9
   Semiconductors & Semiconductor Equipment           20,981         6.3
   Electronic Equipment & Instruments                 16,653         5.0
   Diversified Telecommunication Services             12,246         3.6
   Food & Staples Retailing                           12,142         3.6
   Auto Components                                     8,065         2.4
   Diversified Financial Services                      8,014         2.4
   Media                                               7,589         2.3
   Electric Utilities                                  7,065         2.1
   Construction Materials                              6,513         1.9
   Household Durables                                  6,318         1.9
   Construction & Engineering                          5,578         1.7
   Computers Software/Services                         5,230         1.6
   Electrical Equipment                                5,235         1.6
   Paper & Forest Products                             5,233         1.6
   Leisure Equipment & Products                        4,198         1.3
   Multiline Retail                                    4,476         1.3
   Capital Markets                                     4,138         1.2
   Computers & Peripherals                             4,137         1.2
   Airlines                                            3,542         1.1
   Insurance                                           3,858         1.1
   Specialty Retail                                    3,388         1.0
   Other                                              39,949        11.8
   ---------------------------------------------------------------------
                                                    $332,564        99.1%
   =====================================================================

   4    The accompanying notes are an integral part of the financial statements.

                              THE UNIVERSAL INSTITUTIONAL FUNDS, INC.

                              Semi-Annual Report - June 30, 2004 (unaudited)

   EMERGING MARKETS EQUITY PORTFOLIO

                                                                                     SIX MONTHS ENDED
                                                                                        JUNE 30, 2004
   STATEMENT OF OPERATIONS                                                                      (000)
   --------------------------------------------------------------------------------------------------
   INVESTMENT INCOME:
     Dividends (net of $191 foreign taxes withheld)                                         $  4,860
     Interest                                                                                     75
   --------------------------------------------------------------------------------------------------
       Total Investment Income                                                                 4,935
   --------------------------------------------------------------------------------------------------
   EXPENSES:
     Investment Advisory Fees (Note B)                                                         2,290
     Administrative Fees (Note C)                                                                472
     Custodian Fees (Note E)                                                                     323
     Shareholder Reporting Fees                                                                   51
     Professional Fees                                                                            40
     Distribution Fees on Class II Shares (Note D)                                                26
     Directors' Fees and Expenses                                                                  3
     Other                                                                                        11
   --------------------------------------------------------------------------------------------------
       Total Expenses                                                                          3,216
   --------------------------------------------------------------------------------------------------
     Distribution Fees on Class II Shares Waived (Note D)                                        (22)
   --------------------------------------------------------------------------------------------------
       Net Expenses                                                                            3,194
   --------------------------------------------------------------------------------------------------
   NET INVESTMENT INCOME (LOSS)                                                                1,741
   --------------------------------------------------------------------------------------------------
   REALIZED GAIN (LOSS) ON:
     Investments Sold                                                                         38,571
     Foreign Currency Transactions                                                              (159)
   --------------------------------------------------------------------------------------------------
       Net Realized Gain (Loss)                                                               38,412
   --------------------------------------------------------------------------------------------------
   CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON:
     Investments                                                                             (55,456)
     Foreign Currency Exchange Contracts and Translations                                         (3)
   --------------------------------------------------------------------------------------------------
       Net Change in Unrealized Appreciation (Depreciation)                                  (55,459)
   --------------------------------------------------------------------------------------------------
     NET REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)           (17,047)
   --------------------------------------------------------------------------------------------------
       NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                      $(15,306)
   ==================================================================================================

    The accompanying notes are an integral part of the financial statements.   5

THE UNIVERSAL INSTITUTIONAL FUNDS, INC.

Semi-Annual Report - June 30, 2004

   EMERGING MARKETS EQUITY PORTFOLIO

                                                                            SIX MONTHS ENDED
                                                                               JUNE 30, 2004          YEAR ENDED
                                                                                 (UNAUDITED)   DECEMBER 31, 2003
   STATEMENT OF CHANGES IN NET ASSETS                                                  (000)               (000)
   --------------------------------------------------------------------------------------------------------------
   INCREASE (DECREASE) IN NET ASSETS
   OPERATIONS:
     Net Investment Income (Loss)                                                  $   1,741           $   1,903
     Net Realized Gain (Loss)                                                         38,412               5,748
     Net Change in Unrealized Appreciation (Depreciation)                            (55,459)             83,487
   --------------------------------------------------------------------------------------------------------------
       Net Increase (Decrease) in Net Assets Resulting from Operations               (15,306)             91,138
   --------------------------------------------------------------------------------------------------------------
   CAPITAL SHARE TRANSACTIONS (1):
     Class I:
     Subscriptions                                                                   122,828             998,798
     Redemptions                                                                    (115,829)           (922,229)
     Class II*:
     Subscriptions                                                                    15,869              14,290
     Redemptions                                                                      (4,468)             (6,299)
   --------------------------------------------------------------------------------------------------------------
       Net Increase (Decrease) in Net Assets Resulting
         from Capital Share Transactions                                              18,400              84,560
   --------------------------------------------------------------------------------------------------------------
     Total Increase (Decrease) in Net Assets                                           3,094             175,698
   NET ASSETS:
     Beginning of Period                                                             332,613             156,915
   --------------------------------------------------------------------------------------------------------------
     End of Period (Including Undistributed (Distributions in Excess of)
       Net Investment Income of $3,348 and $1,607, respectively)                   $ 335,707           $ 332,613
   ==============================================================================================================
   (1) CAPITAL SHARE TRANSACTIONS:
       Class I:
       Shares Subscribed                                                              12,858             150,147
       Shares Redeemed                                                               (12,629)           (140,347)
   --------------------------------------------------------------------------------------------------------------
       Net Increase (Decrease) in Class I Shares Outstanding                             229               9,800
   ==============================================================================================================
       Class II*:
       Shares Subscribed                                                               1,694               1,861
       Shares Redeemed                                                                  (486)               (857)
   --------------------------------------------------------------------------------------------------------------
       Net Increase (Decrease) in Class II Shares Outstanding                          1,208               1,004
   ==============================================================================================================

   * Class II shares initial offering was January 10, 2003.

   6    The accompanying notes are an integral part of the financial statements.

                              THE UNIVERSAL INSTITUTIONAL FUNDS, INC.

                              Semi-Annual Report - June 30, 2004

   FINANCIAL HIGHLIGHTS

   EMERGING MARKETS EQUITY PORTFOLIO

                                                                                             CLASS I
                                               -----------------------------------------------------------------------------
                                                   SIX MONTHS ENDED                  YEAR ENDED DECEMBER 31,
                                                      JUNE 30, 2004  -------------------------------------------------------
   SELECTED PER SHARE DATA AND RATIOS                   (UNAUDITED)     2003       2002       2001       2000       1999
   -------------------------------------------------------------------------------------------------------------------------
   NET ASSET VALUE, BEGINNING OF PERIOD                $   9.04      $   6.04   $   6.63   $   7.09   $  13.91   $   7.11
   -------------------------------------------------------------------------------------------------------------------------
   INCOME (LOSS) FROM INVESTMENT OPERATIONS
     Net Investment Income (Loss)                          0.04#         0.07#     (0.03)#     0.02      (0.08)     (0.01)
     Net Realized and Unrealized Gain (Loss)              (0.30)         2.93      (0.56)     (0.48)     (5.32)      6.81
   -------------------------------------------------------------------------------------------------------------------------
         Total from Investment Operations                 (0.26)         3.00      (0.59)     (0.46)     (5.40)      6.80
   -------------------------------------------------------------------------------------------------------------------------
   DISTRIBUTIONS FROM AND/OR IN EXCESS OF:
     Net Investment Income                                   --            --         --         --         --      (0.00)+
     Net Realized Gain                                       --            --         --         --      (1.38)        --
     Paid-in Capital                                         --            --         --         --      (0.04)        --
   -------------------------------------------------------------------------------------------------------------------------
         Total Distributions                                 --            --         --         --      (1.42)     (0.00)+
   -------------------------------------------------------------------------------------------------------------------------
   NET ASSET VALUE, END OF PERIOD                      $   8.78      $   9.04   $   6.04   $   6.63   $   7.09   $  13.91
   =========================================================================================================================
   TOTAL RETURN ^                                         (2.88)%++     49.67%     (8.90)%    (6.49)%   (39.21)%    95.68%
   =========================================================================================================================
   RATIOS AND SUPPLEMENTAL DATA:
   Net Assets, End of Period (000's)                   $316,300      $323,547   $156,915   $152,857   $161,554   $187,124
   Ratio of Expenses to Average Net Assets                 1.74%**       1.78%      1.81%      1.85%      1.80%      1.79%
   Ratio of Expenses to Average Net Assets
     Excluding Country Tax Expense                          N/A          1.75%      1.75%      1.75%      1.75%      1.75%
   Ratio of Net Investment Income (Loss) to
     Average Net Assets                                    0.95%**       0.95%     (0.40)%     0.24%     (0.81)%    (0.37)%
   Portfolio Turnover Rate                                   42%++         92%       134%       132%        94%       113%
   -------------------------------------------------------------------------------------------------------------------------
   Ratios Before Expenses Waived and/or
       Reimbursed by Adviser:
         Expenses to Average Net Assets                     N/A          1.87%      1.93%      2.12%      1.96%      2.62%
         Net Investment Income (Loss) to
            Average Net Assets                              N/A          0.86%     (0.53)%    (0.03)%    (0.96)%    (1.21)%
   -------------------------------------------------------------------------------------------------------------------------

                                                                                                         CLASS II
                                                                                            ----------------------------------
                                                                                                  SIX MONTHS     PERIOD FROM
                                                                                                       ENDED     JANUARY 10,
                                                                                                    JUNE 30,        2003* TO
                                                                                                        2004    DECEMBER 31,
   SELECTED PER SHARE DATA AND RATIOS                                                            (UNAUDITED)            2003
   ---------------------------------------------------------------------------------------------------------------------------
   NET ASSET VALUE, BEGINNING OF PERIOD                                                         $   9.03          $  6.22
   ---------------------------------------------------------------------------------------------------------------------------
   INCOME (LOSS) FROM INVESTMENT OPERATIONS
     Net Investment Income (Loss)                                                                   0.05#            0.05#
     Net Realized and Unrealized Gain (Loss)                                                       (0.31)            2.76
   ---------------------------------------------------------------------------------------------------------------------------
         Total from Investment Operations                                                          (0.26)            2.81
   ---------------------------------------------------------------------------------------------------------------------------
   NET ASSET VALUE, END OF PERIOD                                                               $   8.77          $  9.03
   ===========================================================================================================================
   TOTAL RETURN ^                                                                                  (2.99)%++        45.34%++
   ===========================================================================================================================
   RATIOS AND SUPPLEMENTAL DATA:
   Net Assets, End of Period (000's)                                                            $ 19,407          $ 9,066
   Ratio of Expenses to Average Net Assets                                                          1.79%**          1.83%**
   Ratio of Expenses to Average Net Assets Excluding Country Tax Expense                             N/A             1.80%**
   Ratio of Net Investment Income (Loss) to Average Net Assets                                      0.90%**          0.90%**
   Portfolio Turnover Rate                                                                            42%++            92%++
   ---------------------------------------------------------------------------------------------------------------------------
   Ratios Before Expenses Waived and/or Reimbursed by Adviser and/or Distributor:
         Expenses to Average Net Assets                                                             2.09%**          2.22%**
         Net Investment Income (Loss) to Average Net Assets                                         0.60%**          0.51%**
   ---------------------------------------------------------------------------------------------------------------------------

   *    Commenced offering
   **   Annualized
   #    Per share amount is based on average shares outstanding.
   +    Amount is less than $0.005 per share.
   ++   Not annualized
   ^ Performance shown does not reflect fees and expenses imposed by your insurance company's separate account. If performance information included the effect of these additional charges, the total return would be lower.

    The accompanying notes are an integral part of the financial statements.   7

THE UNIVERSAL INSTITUTIONAL FUNDS, INC.

Semi-Annual Report - June 30, 2004 (unaudited)

   NOTES TO FINANCIAL STATEMENTS

   The Universal Institutional Funds, Inc., (the "Fund") is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund is comprised of sixteen separate active, diversified and non-diversified portfolios (individually referred to as a "Portfolio", collectively as the "Portfolios").

   The accompanying financial statements relate to the Emerging Markets Equity Portfolio. The Portfolio seeks long-term capital appreciation by investing primarily in growth-oriented equity securities of issuers in emerging market countries. The Portfolio offering two classes of shares -- Class I and Class
   II. Both classes of shares have identical voting rights (except that shareholders of a Class have exclusive voting rights regarding any matter relating solely to that Class of shares), dividend, liquidation and other rights.

   The Fund is intended to be the funding vehicle for variable annuity contracts and variable life insurance policies to be offered by the separate accounts of certain life insurance companies.

   A. ACCOUNTING POLICIES: The following significant accounting policies are in conformity with accounting principles generally accepted in the United States. Such policies are consistently followed by the Fund in the preparation of the financial statements. Accounting principles generally accepted in the United States may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

   1. SECURITY VALUATION: Equity securities listed on a U.S. exchange are valued at the latest quoted sales price on the valuation date. Equity securities listed or traded on NASDAQ, for which market quotations are available, are valued at the NASDAQ Official Closing Price. Securities listed on a foreign exchange are valued at their closing price. Unlisted securities and listed securities not traded on the valuation date for which market quotations are readily available are valued at the mean between the current bid and asked prices obtained from reputable brokers. Debt securities purchased with remaining maturities of 60 days or less are valued at amortized cost, if it approximates value.

      All other securities and investments for which market values are not readily available, including restricted securities, and those securities for which it is inappropriate to determine prices in accordance with the aforementioned procedures, are valued at fair value as determined in good faith under procedures adopted by the Board of Directors, although the actual calculations may be done by others. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

      Most foreign markets close before the New York Stock Exchange (NYSE). Occasionally, developments that could affect the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If these developments are expected to materially affect the value of the securities, the valuations may be adjusted to reflect the estimated fair value as of the close of the NYSE, as determined in good faith under procedures established by the Board of Directors.

   2. REPURCHASE AGREEMENTS: The Portfolios of the Fund may enter into repurchase agreements under which the Portfolio lends excess cash and takes possession of securities with an agreement that the counterparty will repurchase such securities. In connection with transactions in repur-chase agreements, a bank as custodian for the Fund takes possession of the underlying securities which are held as collateral, with a market value at least equal to the amount of the repurchase transaction, including principal and accrued interest. To the extent that any repurchase transac-tion exceeds one business day, the value of the collateral is marked-to-market on a daily basis to determine the adequacy of the collateral. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into repurchase agreements.

   3. FOREIGN CURRENCY TRANSLATION AND FOREIGN INVESTMENTS: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the mean of the bid and asked prices of such currencies against U.S. dollars last quoted by a major bank as follows:

      - investments, other assets and liabilities at the prevailing rates of exchange on the valuation date;

      - investment transactions and investment income at the prevailing rates of exchange on the dates of such transactions.

                              THE UNIVERSAL INSTITUTIONAL FUNDS, INC.

                              Semi-Annual Report - June 30, 2004 (unaudited)

   NOTES TO FINANCIAL STATEMENTS (CONT'D)

   Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of the securities held at period end. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, realized and unrealized foreign currency gains (losses) due to security transactions are included in the reported net realized and unrealized gains (losses) on investment transactions and balances. However, pursuant to U.S. Federal income tax regulations, gains and losses from certain foreign currency transactions and the foreign currency portion of gains and losses realized on sales and maturities of foreign denominated debt securities are treated as ordinary income for U.S. Federal income tax purposes.

   Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of unrealized appreciation (depreciation) on the Statement of Net Assets. The change in net unrealized currency gains (losses) for the period is reflected on the Statement of Operations.

   Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic insta-bility.

   At June 30, 2004, the net assets of the Portfolio were substantially comprised of foreign denominated securities and currency. Changes in currency exchange rates will affect the U.S. dollar value of and investment income from such securities.

   Prior governmental approval for foreign investments may be required under certain circumstances in some countries, and the extent of foreign investments in domestic companies may be subject to limitation in other countries. Foreign ownership limitations also may be imposed by the charters of individual companies to prevent, among other concerns, violation of foreign investment limitations. As a result, an additional class of shares (identified as "Foreign" in the Statement of Net Assets) may be created and offered for investment. The "local" and "foreign" shares' market values may differ. In the absence of trading of the foreign shares in such markets, the Fund values the foreign shares at the closing exchange price of the local shares. Such securities, if any, are identified as fair valued in the Statement of Net Assets.

   4. FOREIGN CURRENCY EXCHANGE CONTRACTS: Certain Portfolios may enter into foreign currency exchange contracts generally to attempt to protect securities and related receivables and payables against changes in future foreign currency exchange rates. A foreign currency exchange contract is an agreement between two parties to buy or sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily and the change in market value is recorded by the Portfolio as unrealized gain or loss. The Portfolio records realized gains or losses when the contract is closed equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risk may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and is generally limited to the amount of the unrealized gain on the contracts, if any, at the date of default. Risks may also arise from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

   5. OTHER: Security transactions are accounted for on the date the securities are purchased or sold. Realized gains and losses on the sale of investment securities are determined on the specific identified cost basis. Dividend income is recorded on the ex-dividend date (except for certain foreign dividends that may be recorded as soon as the Fund is informed of such dividends), net of applicable withholding taxes where recovery of such taxes is not reasonably assured. Interest income is recognized on the accrual basis except where collection is in doubt. Most expenses of the Fund can be directly attributed to a particular Portfolio. Expenses which cannot be directly attributed are apportioned among the Portfolios based upon relative net assets. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets.

      Settlement and registration of foreign securities transactions may be subject to significant risks not normally associated with investments in the United States. In certain

THE UNIVERSAL INSTITUTIONAL FUNDS, INC.

Semi-Annual Report - June 30, 2004 (unaudited)

   NOTES TO FINANCIAL STATEMENTS (CONT'D)

      markets, ownership of shares is defined according to entries in the issuer's share register. It is possible that a Portfolio holding these securities could lose its share registration through fraud, negligence or even mere oversight. In addition, shares being delivered for sales and cash being paid for purchases may be delivered before the exchange is com-plete. This may subject the Portfolio to further risk of loss in the event of a failure to complete the transaction by the counterparty.

   B. INVESTMENT ADVISORY FEES: Morgan Stanley Investment Management Inc. ("MS Investment Management"), a wholly-owned subsidiary of Morgan Stanley, provides the Portfolio with investment advisory services for a fee, paid quarterly, at the annual rate based on average daily net assets as follows:

                               FROM $500
               FIRST $500     MILLION TO       MORE THAN
                  MILLION     $1 BILLION      $1 BILLION
              -------------------------------------------
                     1.25%          1.20%           1.15%

   MS Investment Management has agreed to reduce fees payable to it and to reimburse the Portfolio, if necessary, to the extent that the annual operating expenses, excluding interest, certain foreign taxes and extraordinary expenses, expressed as a percentage of average daily net assets, exceed the maximum ratio of 1.75% for Class I shares and 1.80% for Class II shares.

   C. ADMINISTRATOR: MS Investment Management (the "Administrator") also provides the Portfolio with administrative services pursuant to an administrative agreement for a monthly fee which on an annual basis equals 0.25% of the average daily net assets of the Portfolio, plus reimbursement of out-of-pocket expenses. Under an agreement between the Administrator and J.P. Morgan Investor Services Co. ("JPMIS"), a corporate affiliate of JPMorgan Chase Bank, JPMIS provides certain administrative services to the Fund. For such services, the Administrator pays JPMIS a portion of the fee the Administrator receives from the Fund. An employee of JPMIS is an officer of the Fund. In addition, the Fund incurs local administration fees in connection with doing business in certain emerging market countries.

   D.DISTRIBUTOR: Morgan Stanley & Co., Incorporated (the "Distributor"), a wholly-owned subsidiary of Morgan Stanley, serves as the distributor of the Fund and provides the Portfolio's Class II shareholders with distribution services pursuant to a Distribution Plan (the "Plan") in accordance with Rule 12b-1 under the Investment Company Act of 1940. Under the Plan, the Portfolio is authorized to pay the Distributor a distribution fee, which is accrued daily and paid monthly, at a rate of 0.35% of the Portfolio's average daily net assets attributable to Class II shares. The Distributor has voluntarily agreed to waive 0.30% of the 0.35% distribution fee that it may receive.

   E. CUSTODIAN: JPMorgan Chase Bank serves as custodian for the Fund in accordance with a custodian agreement. The Custodian holds cash, securities, and other assets of the fund as required by the 1940 Act.

   F. CONTRACTUAL OBLIGATIONS: The Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

   G. FEDERAL INCOME TAXES: It is each Portfolio's intention to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for Federal income taxes is required in the financial statements. Distributions from the Portfolio are recorded on the ex-dividend date.

   Certain Portfolios may be subject to taxes imposed by certain of the countries in which they invest. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and net unrealized appreciation as these amounts are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

   The tax character of distributions paid may differ from the character of distributions shown on the Statement of Changes in Net Assets due to short-term capital gains being treated as ordinary income for tax purposes. The Portfolio had no distributions paid during 2003 and 2002.

   The amount and character of income and capital gain distributions to be paid by the Portfolio are determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States. The book/tax differences are either considered tempo-rary or permanent in nature.

   Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains and losses on certain investment transactions and the timing of the deductibility of certain expenses.

   Permanent book and tax basis differences may result in reclassifications among undistributed (distributions in excess of) net investment income (or accumulated net investment loss), accumulated net realized gain (loss) and paid-in capital. These differences were primarily due to differing treatments of gains and losses related to foreign currency transactions.

                              THE UNIVERSAL INSTITUTIONAL FUNDS, INC.

                              Semi-Annual Report - June 30, 2004 (unaudited)

   NOTES TO FINANCIAL STATEMENTS (CONT'D)

   At December 31, 2003, the Portfolio had distributable earnings on a tax basis as follows:

        UNDISTRIBUTED    UNDISTRIBUTED
             ORDINARY        LONG-TERM
               INCOME     CAPITAL GAIN
                (000)            (000)
      -----------------------------------
               $2,380            $  --

   At June 30, 2004, cost and unrealized appreciation (depreciation) for U.S. Federal income tax purposes of the investments of the Portfolio were:

                                                                 NET
                                                        APPRECIATION
            COST      APPRECIATION    DEPRECIATION    (DEPRECIATION)
           (000)             (000)           (000)             (000)
      ---------------------------------------------------------------
        $315,137           $34,530       $(17,103)           $17,427

   At December 31, 2003, the Portfolio had available capital loss carryforwards to offset future net capital gains, to the extent provided by regulations, of approximately $90,771,000, of which, $68,138,000 will expire on December 31, 2009, $18,898,000 will expire on December 31, 2010 and $3,735,000 will expire on December 31, 2011.

   To the extent that capital loss carryforwards are used to offset any future net capital gains realized during the carryforward period as provided by U.S. tax regulations, no capital gains tax liability will be incurred by the Portfolio for gains realized and not distributed. To the extent that capital gains are so offset, such gains will not be distributed to shareholders.

   Net capital, passive foreign investment company ("PFIC") and currency losses incurred after October 31 and within the taxable year are deemed to arise on the first business day of the Portfolio's next taxable year. For the year ended December 31, 2003, the Portfolio deferred to January 1, 2004, for U.S. Federal income tax purposes, post-October currency losses of $20,000.

   H. OTHER: For the six months ended June 30, 2004, purchases and sales of investment securities for the Portfolio, other than long-term U.S. Government securities and short-term investments, were approximately $205,719,000 and $145,653,000, respectively. There were no purchases and sales of long-term U.S. Government securities for the six months ended June 30, 2004.

   During the six months ended June 30, 2004, the Portfolio incurred $15,000 of brokerage commissions to Morgan Stanley & Co. Incorporated an affiliated broker dealer.

   At June 30, 2004, the Portfolio had otherwise unaffiliated record owners of 10% or greater. Investment activities of these shareholders could have a material impact on the Portfolio. The aggregate percentage of such owners was 62.7% and 91.2%, for Class I and Class II, respectively.

THE UNIVERSAL INSTITUTIONAL FUNDS, INC.

Semi-Annual Report - June 30, 2004 (unaudited)

   DIRECTOR AND OFFICER INFORMATION

   DIRECTORS                                         OFFICERS

   Michael Bozic                                     Charles A. Fiumefreddo
                                                     CHAIRMAN OF THE BOARD
   Charles A. Fiumefreddo
                                                     Mitchell M. Merin
   Edwin J. Garn                                     PRESIDENT

   Wayne E. Hedien                                   Ronald E. Robison
                                                     EXECUTIVE VICE PRESIDENT AND PRINCIPAL EXECUTIVE OFFICER
   James F. Higgins
                                                     Amy R. Doberman
   Dr. Manuel H. Johnson                             VICE PRESIDENT

   Joseph J. Kearns                                  Barry Fink
                                                     VICE PRESIDENT
   Michael Nugent
                                                     Joseph J. McAlinden
   Fergus Reid                                       VICE PRESIDENT

   INVESTMENT ADVISER AND ADMINISTRATOR              Stefanie V. Chang
   Morgan Stanley Investment Management Inc.*        VICE PRESIDENT
   1221 Avenue of the Americas
   New York, New York 10020                          James W. Garrett
                                                     TREASURER AND CHIEF FINANCIAL OFFICER

   DISTRIBUTOR                                       Michael J. Leary
   Morgan Stanley & Co. Incorporated                 ASSISTANT TREASURER
   1221 Avenue of the Americas
   New York, New York 10020                          Mary E. Mullin
                                                     SECRETARY
   CUSTODIAN
   JPMorgan Chase Bank                               LEGAL COUNSEL
   270 Park Avenue                                   Clifford Chance US LLP
   New York, New York 10017                          31 West 52nd Street
                                                     New York, New York 10019

                                                     INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
                                                     Ernst & Young LLP
                                                     200 Clarendon Street
                                                     Boston, Massachusetts 02116-5072

   *Doing business in certain instances as Miller Anderson, Van Kampen or Morgan Stanley Asset Management.

   This report is authorized for distribution only when preceded or accompanied by the prospectus of The Universal Institutional Funds, Inc. which describes in detail each Investment Portfolio's investment policies, risks, fees and expenses. Please read the prospectus carefully before you invest or send money. For additional information, including information regarding the investments comprising the Portfolio, please visit our website at www.morganstanley.com/im.

   PROXY VOTING POLICIES AND PROCEDURES AND PROXY VOTING RECORD

   A copy of (1) the Fund's policies and procedures with respect to the voting of proxies relating to the Fund's portfolio securities; and (2) how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge, upon request, by calling 1 (800) 281-2715 or by visiting our website at www.morganstanley.com/im. This information is also available on the Securities and Exchange Commission's website at http://www.sec.gov.

                                  THE UNIVERSAL INSTITUTIONAL FUNDS, INC.

[MORGAN STANLEY LOGO]             SEMI-ANNUAL REPORT - JUNE 30, 2004


GLOBAL VALUE EQUITY PORTFOLIO

                                  THE UNIVERSAL INSTITUTIONAL FUNDS, INC.

                                  Semi-Annual Report - June 30, 2004 (unaudited)

   STATEMENT OF NET ASSETS

   GLOBAL VALUE EQUITY PORTFOLIO

                                                                           VALUE
                                                               SHARES      (000)
   -----------------------------------------------------------------------------
   COMMON STOCKS (94.8%)
   AUSTRALIA (0.9%)
     National Australia Bank Ltd.                              52,788   $  1,101
   -----------------------------------------------------------------------------
   BERMUDA (1.3%)
     Tyco International Ltd.                                   12,780        423
     XL Capital Ltd., Class A                                  16,470      1,243
   -----------------------------------------------------------------------------
                                                                           1,666
   =============================================================================
   DENMARK (0.5%)
     Danisco A/S                                               11,842        612
   -----------------------------------------------------------------------------
   FRANCE (5.5%)
     Aventis S.A.                                              19,383      1,467
     BNP Paribas S.A.                                          21,105      1,301
     Cie De Saint-Gobain                                        7,385        369
     Groupe Danone                                              8,155        713
     Lafarge S.A.                                              16,825      1,504
     Total S.A.                                                 8,146      1,556
   -----------------------------------------------------------------------------
                                                                           6,910
   =============================================================================
   GERMANY (1.7%)
     BASF AG                                                   24,870      1,334
     Porsche AG (Non-Voting Shares)                             1,082        726
   -----------------------------------------------------------------------------
                                                                           2,060
   =============================================================================
   HONG KONG (0.5%)
     HongKong Electric Holdings Ltd.                          159,500        661
   -----------------------------------------------------------------------------
   IRELAND (1.1%)
     Bank of Ireland (London Shares)                           97,885      1,308
     Kerry Group plc, Class A                                     815         17
   -----------------------------------------------------------------------------
                                                                           1,325
   =============================================================================
   ITALY (2.4%)
     ENI S.p.A.                                                91,813      1,827
     Telecom Italia S.p.A. RNC                                529,573      1,172
   -----------------------------------------------------------------------------
                                                                           2,999
   =============================================================================
   JAPAN (11.3%)
     Canon, Inc.                                               31,600      1,669
     Fuji Photo Film Co., Ltd.                                 58,000      1,823
     Kao Corp.                                                 62,000      1,498
     Mitsui Sumitomo Insurance Co., Ltd.                       71,000        669
     Nippon Telegraph & Telephone Corp.                           189      1,012
     Rohm Co., Ltd.                                             8,600      1,032
     Sankyo Co., Ltd.                                          31,100        676
     Sekisui House Ltd.                                       104,000      1,157
     Sumitomo Electric Industries Ltd.                        109,000      1,115
     Takeda Pharmaceutical Co., Ltd.                           40,300      1,774
     Toyota Motor Corp.                                        12,800        520
     Yamanouchi Pharmaceutical Co., Ltd.                       36,600      1,234
   -----------------------------------------------------------------------------
                                                                          14,179
   =============================================================================
   NETHERLANDS (4.6%)
     Heineken N.V.                                             18,676        615
     ING Groep N.V. CVA                                        26,583        629
     Koninklijke Philips Electronics N.V.                      20,652        557
     Royal Dutch Petroleum Co. (NY Shares)                     52,667      2,722
     Unilever N.V. CVA                                         18,770      1,284
   -----------------------------------------------------------------------------
                                                                           5,807
   =============================================================================
   SOUTH KOREA (1.0%)
     Samsung Electronics Co., Ltd. GDR                          1,424        293
     SK Telecom Co., Ltd. ADR                                  44,499   $    934
   -----------------------------------------------------------------------------
                                                                           1,227
   =============================================================================
   SPAIN (0.8%)
     Telefonica S.A.                                           70,999      1,052
   -----------------------------------------------------------------------------
   SWITZERLAND (7.0%)
     Converium Holding AG                                      26,152      1,364
     Holcim Ltd. (Registered)                                  13,408        731
     Nestle S.A. (Registered)                                   9,418      2,517
     Novartis AG (Registered)                                  22,649      1,001
     Roche Holding AG                                           6,179        613
     Syngenta AG                                            (a)16,559      1,391
     UBS AG (Registered)                                       16,846      1,190
   -----------------------------------------------------------------------------
                                                                           8,807
   =============================================================================
   UNITED KINGDOM (18.1%)
     Allied Domecq plc                                        180,520      1,545
     Amvescap plc                                              77,852        533
     BAA plc                                                   73,687        742
     Barclays plc                                             138,339      1,182
     Cadbury Schweppes plc                                    232,318      2,011
     Diageo plc                                               103,411      1,399
     GlaxoSmithKline plc                                      140,185      2,846
     National Grid Transco plc                                 93,770        726
     Prudential plc                                            73,408        634
     Reed Elsevier plc                                        293,213      2,860
     Rentokil Initial plc                                     186,051        489
     Rolls-Royce Group plc                                    238,141      1,091
     Rolls-Royce Group plc, Class B                     (a)10,892,200         24
     Royal Bank of Scotland Group plc                          70,566      2,039
     Scottish & Southern Energy plc                            91,382      1,133
     Vodafone Group plc                                       858,520      1,886
     WPP Group plc                                             68,254        695
     Yell Group plc                                           123,877        777
   -----------------------------------------------------------------------------
                                                                          22,612
   =============================================================================
   UNITED STATES (38.1%)
     Alcoa, Inc.                                               36,350      1,201
     Altria Group, Inc.                                        48,698      2,437
     BellSouth Corp.                                           23,713        622
     BJ's Wholesale Club, Inc.                              (a)36,484        912
     Boeing Co. (The)                                          36,776      1,879
     Boise Cascade Corp.                                       16,780        632
     Bristol-Myers Squibb Co.                                  58,572      1,435
     ChevronTexaco Corp.                                        8,628        812
     Citigroup, Inc.                                           32,535      1,513
     Coca-Cola Co. (The)                                       14,414        728
     E.I. du Pont de Nemours & Co.                              8,336        370
     Emerson Electric Co.                                       7,426        472
     Exxon Mobil Corp.                                         20,465        909
     First Data Corp.                                          35,764      1,592
     Gap, Inc. (The)                                           25,294        613
     General Dynamics Corp.                                    14,188      1,409
     Georgia-Pacific Corp.                                     24,883        920
     Hewlett-Packard Co.                                       67,242      1,419
     International Business Machines Corp.                     23,404      2,063
     Kimberly-Clark Corp.                                      17,529      1,155
     Kroger Co.                                             (a)58,314      1,061

    The accompanying notes are an integral part of the financial statements.   1

THE UNIVERSAL INSTITUTIONAL FUNDS, INC.

Semi-Annual Report - June 30, 2004 (unaudited)

   STATEMENT OF NET ASSETS (CONT'D)

   GLOBAL VALUE EQUITY PORTFOLIO

                                                                           VALUE
                                                               SHARES      (000)
   -----------------------------------------------------------------------------
   UNITED STATES (CONT'D)
     Loews Corp. - Carolina Group                              38,348   $    941
     MBIA, Inc.                                                26,695      1,525
     McDonald's Corp.                                          47,177      1,227
     Mellon Financial Corp.                                    48,568      1,425
     Merck & Co., Inc.                                         16,780        797
     Merrill Lynch & Co., Inc.                                 20,744      1,120
     New York Times Co. (The), Class A                         18,305        818
     Northrop Grumman Corp.                                    30,141      1,619
     Parker Hannifin Corp.                                     10,969        652
     Pfizer, Inc.                                              54,100      1,855
     Prudential Financial, Inc.                                23,488      1,091
     SBC Communications, Inc.                                  72,665      1,762
     St. Paul Travelers Cos., Inc.                             37,009      1,500
     U.S. Bancorp                                              25,520        703
     United Technologies Corp.                                  7,384        675
     Verizon Communications, Inc.                              50,302      1,820
     Viacom, Inc., Class B                                     23,563        842
     Wyeth                                                     64,135      2,319
     Xerox Corp.                                            (a)55,994        812
   -----------------------------------------------------------------------------
                                                                          47,657
   =============================================================================
     TOTAL COMMON STOCKS (COST $106,162)                                 118,675
   =============================================================================
   PREFERRED STOCK (0.7%)
   UNITED STATES (0.7%)
     Ford Motor Co. Capital Trust II, 6.50%
       (COST $770)                                             15,528        851
   -----------------------------------------------------------------------------

                                                                 FACE
                                                               AMOUNT
                                                                (000)
   -----------------------------------------------------------------------------
   SHORT-TERM INVESTMENT (4.2%)
   REPURCHASE AGREEMENT (4.2%)
     J.P. Morgan Securities, Inc., 1.25%,
       dated 6/30/04, due 7/1/04,
       repurchase price $5,232
       (COST $5,232)                                       $ (b)5,232      5,232
   -----------------------------------------------------------------------------
   TOTAL INVESTMENTS (99.7%) (COST $112,164)                             124,758
   =============================================================================

                                                               AMOUNT     AMOUNT
                                                                (000)      (000)
   -----------------------------------------------------------------------------
   OTHER ASSETS (1.2%)
     Cash                                                  $        8
     Foreign Currency (Cost $708)                                 708
     Dividends Receivable                                         329
     Receivable for Investments Sold                              230
     Receivable for Portfolio Shares Sold                         208
     Foreign Withholding Tax Reclaim Receivable                    64
     Other                                                          2   $  1,549
   -----------------------------------------------------------------------------
   LIABILITIES (-0.9%)
     Payable for Investments Purchased                           (851)
     Investment Advisory Fees Payable                            (208)
     Administrative Fees Payable                                  (29)
     Payable for Portfolio Shares Redeemed                        (22)
     Custodian Fees Payable                                        (5)
     Net Unrealized Depreciation on
       Foreign Currency Exchange Contracts                         (2)
     Directors' Fees and Expenses Payable                          (1)
     Other Liabilities                                            (73)    (1,191)
   -----------------------------------------------------------------------------
   NET ASSETS (100%)                                                    $125,116
   -----------------------------------------------------------------------------
   NET ASSETS CONSIST OF:
   =============================================================================
   Paid-in Capital                                                      $115,839
   Undistributed (Distributions in Excess of)
     Net Investment Income                                                 1,820
   Accumulated Net Realized Gain (Loss)                                   (5,145)
   Unrealized Appreciation (Depreciation) on:
     Investments                                                          12,594
     Foreign Currency Exchange Contracts
       and Translations                                                        8
   -----------------------------------------------------------------------------
   NET ASSETS                                                           $125,116
   =============================================================================
   NET ASSET VALUE, OFFERING AND REDEMPTION
     PRICE PER SHARE
     Applicable to 9,445,975 outstanding $0.001 par value
       shares (authorized 500,000,000 shares)                           $  13.25
   =============================================================================

   (a)  Non-income producing security.
   (b) The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this statement of net assets. The investment in the repurchase agreement is through participation in a joint account with affiliated parties.
   ADR  American Depositary Receipt
   CVA  Certificaten Van Aandelen
   GDR  Global Depositary Receipt
   RNC  Non-Convertible Savings Shares

   2    The accompanying notes are an integral part of the financial statements.

                                  THE UNIVERSAL INSTITUTIONAL FUNDS, INC.

                                  Semi-Annual Report - June 30, 2004 (unaudited)

   STATEMENT OF NET ASSETS (CONT'D)

   GLOBAL VALUE EQUITY PORTFOLIO

   FOREIGN CURRENCY EXCHANGE CONTRACT INFORMATION:

      The Portfolio had the following foreign currency exchange contract(s) open at period end:

                                                                      NET
     CURRENCY                               IN                    UNREALIZED
        TO                               EXCHANGE                APPRECIATION
     DELIVER       VALUE    SETTLEMENT      FOR        VALUE    (DEPRECIATION)
      (000)        (000)       DATE        (000)       (000)         (000)
   ---------------------------------------------------------------------------
   CHF       51    $ 41       7/1/04    US$      41     $ 41          $@--
   CHF       41      33       7/2/04    US$      33       33           @--
   EUR       42      52       7/1/04    US$      51       51           (1)
   US$       29      29       7/1/04    AUD      41       29           @--
   US$      401     401       7/1/04    JPY  43,530      400           (1)
                   ----                                 ----          ---
                   $556                                 $554          $(2)
                   ====                                 ====          ===

   AUD-- Australian Dollar
   CHF -- Swiss Franc
   EUR -- Euro
   JPY -- Japanese Yen
   @ -- Value is less than $500.

                    SUMMARY OF TOTAL INVESTMENTS BY INDUSTRY
                         CLASSIFICATION - JUNE 30, 2004

                                                                         PERCENT
                                                                VALUE     OF NET
   INDUSTRY                                                     (000)     ASSETS
   -----------------------------------------------------------------------------
   Pharmaceuticals                                           $ 16,017     12.8%
   Insurance                                                    8,025      6.4
   Oil & Gas                                                    7,826      6.3
   Commercial Banks                                             7,635      6.1
   Diversified Telecommunication Services                       7,441      6.0
   Food Products                                                7,155      5.7
   Aerospace & Defense                                          6,696      5.4
   Media                                                        5,992      4.8
   Beverages                                                    4,287      3.4
   Capital Markets                                              4,267      3.4
   Computers & Peripherals                                      3,482      2.8
   Tobacco                                                      3,379      2.7
   Chemicals                                                    3,096      2.5
   Wireless Telecommunication Services                          2,820      2.2
   Household Products                                           2,653      2.1
   Office Electronics                                           2,481      2.0
   Construction Materials                                       2,235      1.8
   Diversified Financial Services                               2,142      1.7
   Automobiles                                                  2,096      1.7
   Food & Staples Retailing                                     1,973      1.6
   Leisure Equipment & Products                                 1,823      1.4
   Electric Utilities                                           1,794      1.4
   Household Durables                                           1,715      1.4
   IT Services                                                  1,592      1.3
   Electrical Equipment                                         1,587      1.2
   Semiconductors & Semiconductor Equipment                     1,325      1.0
   Specialty Retail                                             1,245      1.0
   Hotels, Restaurants & Leisure                                1,227      1.0
   Metals & Mining                                              1,201      1.0
   Other                                                        9,551      7.6
   -----------------------------------------------------------------------------
                                                             $124,758     99.7%
   =============================================================================

    The accompanying notes are an integral part of the financial statements.   3

THE UNIVERSAL INSTITUTIONAL FUNDS, INC.

Semi-Annual Report - June 30, 2004 (unaudited)

   GLOBAL VALUE EQUITY PORTFOLIO

                                                                                    SIX MONTHS ENDED
                                                                                       JUNE 30, 2004
   STATEMENT OF OPERATIONS                                                                     (000)
   -------------------------------------------------------------------------------------------------
   INVESTMENT INCOME:
     Dividends (net of $121 foreign taxes withheld)                                           $1,521
     Interest                                                                                     24
   -------------------------------------------------------------------------------------------------
       Total Investment Income                                                                 1,545
   -------------------------------------------------------------------------------------------------
   EXPENSES:
     Investment Advisory Fees (Note B)                                                           454
     Administrative Fees (Note C)                                                                149
     Shareholder Reporting Fees                                                                   33
     Professional Fees                                                                            16
     Custodian Fees (Note D)                                                                      26
     Directors' Fees and Expenses                                                                  1
     Other                                                                                         8
   -------------------------------------------------------------------------------------------------
       Total Expenses                                                                            687
   -------------------------------------------------------------------------------------------------
     Investment Advisory Fees Waived (Note B)                                                    (34)
   -------------------------------------------------------------------------------------------------
       Net Expenses                                                                              653
   -------------------------------------------------------------------------------------------------
   NET INVESTMENT INCOME (LOSS)                                                                  892
   -------------------------------------------------------------------------------------------------
   REALIZED GAIN (LOSS) ON:
     Investments Sold                                                                          3,961
     Foreign Currency Transactions                                                                36
   -------------------------------------------------------------------------------------------------
       Net Realized Gain (Loss)                                                                3,997
   -------------------------------------------------------------------------------------------------
   CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON:
     Investments                                                                                (219)
     Foreign Currency Exchange Contracts and Translations                                        (13)
   -------------------------------------------------------------------------------------------------
       Net Change in Unrealized Appreciation (Depreciation)                                     (232)
   -------------------------------------------------------------------------------------------------
     NET REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)             3,765
   -------------------------------------------------------------------------------------------------
       NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                        $4,657
   =================================================================================================

   4    The accompanying notes are an integral part of the financial statements.

                                  THE UNIVERSAL INSTITUTIONAL FUNDS, INC.

                                  Semi-Annual Report - June 30, 2004

   GLOBAL VALUE EQUITY PORTFOLIO

                                                                           SIX MONTHS ENDED
                                                                              JUNE 30, 2004          YEAR ENDED
                                                                                (UNAUDITED)   DECEMBER 31, 2003
   STATEMENT OF CHANGES IN NET ASSETS                                                 (000)               (000)
   -------------------------------------------------------------------------------------------------------------
   INCREASE (DECREASE) IN NET ASSETS
   OPERATIONS:
     Net Investment Income (Loss)                                                  $    892            $  1,107
     Net Realized Gain (Loss)                                                         3,997              (5,932)
     Net Change in Unrealized Appreciation (Depreciation)                              (232)             28,207
   -------------------------------------------------------------------------------------------------------------
       Net Increase (Decrease) in Net Assets Resulting from Operations                4,657              23,382
   -------------------------------------------------------------------------------------------------------------
   CAPITAL SHARE TRANSACTIONS (1):
     Subscriptions                                                                   28,437              84,507
     Redemptions                                                                    (13,591)            (78,456)
   -------------------------------------------------------------------------------------------------------------
       Net Increase (Decrease) in Net Assets Resulting
         from Capital Share Transactions                                             14,846               6,051
   -------------------------------------------------------------------------------------------------------------
     Total Increase (Decrease) in Net Assets                                         19,503              29,433
   NET ASSETS:
     Beginning of Period                                                            105,613              76,180
   -------------------------------------------------------------------------------------------------------------
     End of Period (Including Undistributed (Distributions in Excess of)
       Net Investment Income of $1,820 and $928, respectively)                     $125,116            $105,613
   =============================================================================================================
   (1) CAPITAL SHARE TRANSACTIONS:
       Shares Subscribed                                                              2,179               8,198
       Shares Redeemed                                                               (1,053)             (7,620)
   -------------------------------------------------------------------------------------------------------------
       Net Increase (Decrease) in Capital Shares Outstanding                          1,126                 578
   =============================================================================================================

    The accompanying notes are an integral part of the financial statements.   5

THE UNIVERSAL INSTITUTIONAL FUNDS, INC.

Semi-Annual Report - June 30, 2004

   FINANCIAL HIGHLIGHTS

   GLOBAL VALUE EQUITY PORTFOLIO

                                                               SIX MONTHS ENDED               YEAR ENDED DECEMBER 31,
                                                                  JUNE 30, 2004 ----------------------------------------------------
   SELECTED PER SHARE DATA AND RATIOS                               (UNAUDITED)   2003       2002       2001       2000      1999
   ---------------------------------------------------------------------------------------------------------------------------------
   NET ASSET VALUE, BEGINNING OF PERIOD                            $  12.69     $   9.84   $ 12.13    $ 13.19    $ 12.88   $ 13.14
   ---------------------------------------------------------------------------------------------------------------------------------
   INCOME (LOSS) FROM INVESTMENT OPERATIONS
     Net Investment Income (Loss)                                      0.10#        0.14#     0.10#      0.10       0.18      0.14
     Net Realized and Unrealized Gain (Loss)                           0.46         2.71     (2.15)     (1.03)      1.27      0.38
   ---------------------------------------------------------------------------------------------------------------------------------
       Total from Investment Operations                                0.56         2.85     (2.05)     (0.93)      1.45      0.52
   ---------------------------------------------------------------------------------------------------------------------------------
   DISTRIBUTIONS FROM AND/OR IN EXCESS OF:
     Net Investment Income                                               --           --     (0.13)     (0.13)     (0.27)    (0.16)
     Net Realized Gain                                                   --           --     (0.11)        --      (0.87)    (0.62)
   ---------------------------------------------------------------------------------------------------------------------------------
       Total Distributions                                               --           --     (0.24)     (0.13)     (1.14)    (0.78)
   ---------------------------------------------------------------------------------------------------------------------------------
   NET ASSET VALUE, END OF PERIOD                                  $  13.25     $  12.69   $  9.84    $ 12.13    $ 13.19   $ 12.88
   =================================================================================================================================
   TOTAL RETURN^                                                       4.41%++     28.96%   (16.87)%    (7.04)%    11.46%     4.10%
   =================================================================================================================================
   RATIOS AND SUPPLEMENTAL DATA:
   Net Assets, End of Period (000's)                               $125,116     $105,613   $76,180    $70,422    $57,664   $48,891
   Ratio of Expenses to Average Net Assets                             1.15%**      1.15%     1.15%      1.15%      1.15%     1.15%
   Ratio of Net Investment Income (Loss) to Average Net Assets         1.57%**      1.33%     0.95%      0.87%      1.35%     1.10%
   Portfolio Turnover Rate                                               15%++        65%       35%        35%        58%       40%
   ---------------------------------------------------------------------------------------------------------------------------------
   Ratios Before Expenses Waived and/or Reimbursed by Adviser:
       Expenses to Average Net Assets                                  1.21%**      1.28%     1.27%      1.28%      1.43%     1.48%
       Net Investment Income (Loss) to Average Net Assets              1.51%**      1.20%     0.83%      0.74%      1.07%     0.77%
   ---------------------------------------------------------------------------------------------------------------------------------

   #  Per share amount is based on average shares outstanding.
   ^ Performance shown does not reflect fees and expenses imposed by your insurance company's separate account.
      If performance information included the effect of these additional charges, the total return would be lower.
   ** Annualized
   ++ Not Annualized

   6    The accompanying notes are an integral part of the financial statements.

                                  THE UNIVERSAL INSTITUTIONAL FUNDS, INC.

                                  Semi-Annual Report - June 30, 2004 (unaudited)

   NOTES TO FINANCIAL STATEMENTS

   The Universal Institutional Funds, Inc., (the "Fund") is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund is comprised of sixteen separate active, diversified and non-diversified portfolios (individually referred to as a "Portfolio", collectively as the "Portfolios").

   The accompanying financial statements relate to the Global Value Equity Portfolio. The Portfolio seeks long-term capital appreciation by investing primarily in equity securities of issuers throughout the world, including U.S. issuers.

   The Fund is intended to be the funding vehicle for variable annuity contracts and variable life insurance policies to be offered by the separate accounts of certain life insurance companies.

   A. ACCOUNTING POLICIES: The following significant accounting policies are in conformity with accounting principles generally accepted in the United States. Such policies are consistently followed by the Fund in the preparation of the financial statements. Accounting principles generally accepted in the United States may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

   1. SECURITY VALUATION: Equity securities listed on a U.S. exchange are valued at the latest quoted sales price on the valuation date. Equity securities listed or traded on NASDAQ, for which market quotations are available, are valued at the NASDAQ Official Closing Price. Securities listed on a foreign exchange are valued at their closing price. Unlisted securities and listed securities not traded on the valuation date for which market quotations are readily available are valued at the mean between the current bid and asked prices obtained from reputable brokers. Debt securities purchased with remaining maturities of 60 days or less are valued at amortized cost, if it approximates value.

      All other securities and investments for which market values are not readily available, including restricted securities, and those securities for which it is inappropriate to determine prices in accordance with the aforementioned procedures, are valued at fair value as determined in good faith under procedures adopted by the Board of Directors, although the actual calculations may be done by others. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

      Most foreign markets close before the New York Stock Exchange (NYSE). Occasionally, developments that could affect the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If these developments are expected to materially affect the value of the securities, the valuations may be adjusted to reflect the estimated fair value as of the close of the NYSE, as determined in good faith under procedures established by the Board of Directors.

   2. REPURCHASE AGREEMENTS: The Portfolios of the Fund may enter into repurchase agreements under which the Portfolio lends excess cash and takes possession of securities with an agreement that the counterparty will repurchase such securities. In connection with transactions in repurchase agreements, a bank as custodian for the Fund takes possession of the underlying securities which are held as collateral, with a market value at least equal to the amount of the repurchase transaction, including principal and accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to determine the adequacy of the collateral. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into repurchase agreements.

   3. FOREIGN CURRENCY TRANSLATION AND FOREIGN INVESTMENTS: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the mean of the bid and asked prices of such currencies against U.S. dollars last quoted by a major bank as follows:

      - investments, other assets and liabilities at the prevailing rates of exchange on the valuation date;

      - investment transactions and investment income at the prevailing rates of exchange on the dates of such transactions.

      Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign

THE UNIVERSAL INSTITUTIONAL FUNDS, INC.

Semi-Annual Report - June 30, 2004 (unaudited)

   NOTES TO FINANCIAL STATEMENTS (CONT'D)

      exchange rates from the fluctuations arising from changes in the market prices of the securities held at period end. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, realized and unrealized foreign currency gains (losses) on investments are included in the reported net realized and unrealized gains (losses) on investment transactions and balances. However, pursuant to U.S. Federal income tax regulations, gains and losses from certain foreign currency transactions and the foreign currency portion of gains and losses realized on sales and maturities of foreign denominated debt securities are treated as ordinary income for U.S. Federal income tax purposes.

      Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of unrealized appreciation (depreciation) on the Statement of Net Assets. The change in net unrealized currency gains (losses) for the period is reflected as unrealized gains (losses) on Foreign Currency Translations on the Statement of Operations.

      Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

      At June 30, 2004, the net assets of the Portfolio were substantially comprised of foreign denominated securities and currency. Changes in currency exchange rates will affect the U.S. dollar value of and investment income from such securities.

   4. FOREIGN CURRENCY EXCHANGE CONTRACTS: Certain Portfolios may enter into foreign currency exchange contracts generally to attempt to protect securities and related receivables and payables against changes in future foreign currency exchange rates. A foreign currency exchange contract is an agreement between two parties to buy or sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily and the change in market value is recorded by the Portfolio as unrealized gain or loss. The Portfolio records realized gains or losses when the contract is closed equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risk may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and is generally limited to the amount of the unrealized gain on the contracts, if any, at the date of default. Risks may also arise from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

   5. OTHER: Security transactions are accounted for on the date the securities are purchased or sold. Realized gains and losses on the sale of investment securities are determined on the specific identified cost basis. Dividend income is recorded on the ex-dividend date (except for certain foreign dividends that may be recorded as soon as the Fund is informed of such dividends), net of applicable withholding taxes where recovery of such taxes is not reasonably assured. Interest income is recognized on the accrual basis except where collection is in doubt. Discounts and premiums on securities purchased are amortized according to the effective yield method over their respective lives. Most expenses of the Fund can be directly attributed to a particular Portfolio. Expenses which cannot be directly attributed are apportioned among the Portfolios based upon relative net assets.

      Settlement and registration of foreign securities transactions may be subject to significant risks not normally associated with investments in the United States. In certain markets, ownership of shares is defined according to entries in the issuer's share register. It is possible that a Portfolio holding these securities could lose its share registration through fraud, negligence or even mere oversight. In addition, shares being delivered for sales and cash being paid for purchases may be delivered before the exchange is complete. This may subject the Portfolio to further risk of loss in the event of a failure to complete the transaction by the counterparty.

   B. INVESTMENT ADVISORY FEES: Morgan Stanley Investment Management Inc. (the "Adviser" or "MS Investment Management"), a wholly-owned subsidiary of Morgan Stanley, provides the Portfolio with investment advisory services for a

                                  THE UNIVERSAL INSTITUTIONAL FUNDS, INC.

                                  Semi-Annual Report - June 30, 2004 (unaudited)

NOTES TO FINANCIAL STATEMENTS (CONT'D)

   fee, paid quarterly, at the annual rate based on average daily net assets as follows:

                                FROM $500
                   FIRST $500  MILLION TO   MORE THAN
                      MILLION  $1 BILLION  $1 BILLION
                 --------------------------------------
                         0.80%       0.75%       0.70%

   MS Investment Management has agreed to reduce fees payable to it and to reimburse the Portfolio, if necessary, to the extent that the annual operating expenses expressed as a percentage of average daily net assets, exceed the maximum ratio of 1.15%.

   Morgan Stanley Investment Management Limited, (the "Sub-Adviser" or "MSIM Limited") a wholly-owned subsidiary of Morgan Stanley, serves as investment Sub-Adviser for the Portfolio on a day-to-day basis. MSIM Limited selects, buys and sells securities for the Portfolio under supervision of the Adviser. The Adviser pays the Sub-Adviser on a monthly basis a portion of the net advisory fees the Adviser receives from the Portfolio.

   C. ADMINISTRATOR: MS Investment Management (the "Administrator") also provides the Portfolio with administrative services pursuant to an administrative agreement for a monthly fee which on an annual basis equals 0.25% of the average daily net assets of the Portfolio, plus reimbursement of out-of-pocket expenses. Under an agreement between the Administrator and J.P. Morgan Investor Services Co. ("JPMIS"), a corporate affiliate of JPMorgan Chase Bank, JPMIS provides certain administrative services to the Fund. For such services, the Administrator pays JPMIS a portion of the fee the Administrator receives from the Fund. An employee of JPMIS is an officer of the Fund. In addition, the Fund incurs local administration fees in connection with doing business in certain emerging market countries.

   D. CUSTODIAN: JPMorgan Chase Bank serves as custodian for the Fund in accordance with a custodian agreement. The Custodian holds cash, securities, and other assets of the fund as required by the 1940 Act.

   E. CONTRACTUAL OBLIGATIONS: The Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

   F. FEDERAL INCOME TAXES: It is each Portfolio's intention to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for Federal income taxes is required in the financial statements. Distributions from the Portfolio are recorded on the ex-dividend date.

   Certain Portfolios may be subject to taxes imposed by countries in which they invest. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and net unrealized appreciation as these amounts are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

   The tax character of distributions paid may differ from the character of distributions shown on the Statement of Changes in Net Assets due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during 2003 and 2002 was as follows:

                        2003 DISTRIBUTIONS        2002 DISTRIBUTIONS
                            PAID FROM:                PAID FROM:
                     -----------------------   ------------------------
                     ORDINARY      LONG-TERM   ORDINARY       LONG-TERM
                       INCOME   CAPITAL GAIN     INCOME    CAPITAL GAIN
                        (000)          (000)      (000)           (000)
                     --------------------------------------------------
                          $--            $--       $978            $869

   The amount and character of income and capital gain distributions to be paid by the Portfolio are determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States. The book/tax differences are either considered temporary or permanent in nature.

   Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains and losses on certain investment transactions and the timing of the deductibility of certain expenses.

   Permanent book and tax basis differences may result in reclassifications among undistributed (distributions in excess of) net investment income (or accumulated net investment loss), accumulated net realized gain (loss) and paid-in capital. These differences were primarily due to differing treatments of gains and losses related to foreign currency transactions.

   At December 31, 2003, the Portfolio had distributable earnings on a tax basis as follows:

                      UNDISTRIBUTED       UNDISTRIBUTED
                           ORDINARY           LONG-TERM
                             INCOME        CAPITAL GAIN
                              (000)               (000)
                     ----------------------------------
                              $931                 $--

   At June 30, 2004, cost and unrealized appreciation and (depreciation) for U.S. Federal income tax purposes of the investments of the Portfolio were:

                                                                 NET
                                                        APPRECIATION
                 COST   APPRECIATION   DEPRECIATION   (DEPRECIATION)
                (000)          (000)          (000)            (000)
         -----------------------------------------------------------
             $112,164        $15,031       $(2,437)          $12,594

   At December 31, 2003, the Portfolio had available capital loss carryforwards to offset future net capital gains, to the extent

THE UNIVERSAL INSTITUTIONAL FUNDS, INC.

Semi-Annual Report - June 30, 2004 (unaudited)

   NOTES TO FINANCIAL STATEMENTS (CONT'D)

   provided by regulations, of approximately $3,744,000 which will expire on December 31, 2011.

   To the extent that capital loss carryforwards are used to offset any future net capital gains realized during the carryforward period as provided by U.S. tax regulations, no capital gains tax liability will be incurred by the Portfolio for gains realized and not distributed. To the extent that capital gains are so offset, such gains will not be distributed to shareholders.

   Net capital and currency losses incurred after October 31 and within the taxable year are deemed to arise on the first business day of the Portfolio's next taxable year. For the year ended December 31, 2003, the Portfolio deferred to January 1, 2004, for U.S. Federal income tax purposes, post-October capital losses of $227,000.

   G. OTHER: For the six months ended June 30, 2004, purchases and sales of investment securities for the Portfolio, other than long-term U.S. Government securities and short-term investments, were approximately $29,581,000 and $16,347,000, respectively. There were no purchases and sales of long-term U.S. Government securities for the six months ended June 30, 2004.

   During the six months ended June 30, 2004, the portfolio incurred $413 of brokerage commissions to Morgan Stanley & Co. Incorporated, an affiliated broker dealer.

   At June 30, 2004, the Portfolio had otherwise unaffiliated record owners of 10% or greater. Investment activities of these shareholders could have a material impact on the Portfolio. The aggregate percentage of such owners was 73.9%.

                                  THE UNIVERSAL INSTITUTIONAL FUNDS, INC.

                                  Semi-Annual Report - June 30, 2004 (unaudited)

DIRECTOR AND OFFICER INFORMATION

   DIRECTORS                                    OFFICERS

   Michael Bozic                                Charles A. Fiumefreddo
                                                CHAIRMAN OF THE BOARD
   Charles A. Fiumefreddo
                                                Mitchell M. Merin
   Edwin J. Garn                                PRESIDENT

   Wayne E. Hedien                              Ronald E. Robison
                                                EXECUTIVE VICE PRESIDENT AND PRINCIPAL EXECUTIVE OFFICER
   James F. Higgins
                                                Amy R. Doberman
   Dr. Manuel H. Johnson                        VICE PRESIDENT

   Joseph J. Kearns                             Barry Fink
                                                VICE PRESIDENT
   Michael Nugent
                                                Joseph J. McAlinden
   Fergus Reid                                  VICE PRESIDENT

   INVESTMENT ADVISER AND ADMINISTRATOR         Stefanie V. Chang
   Morgan Stanley Investment Management Inc.*   VICE PRESIDENT
   1221 Avenue of the Americas
   New York, New York 10020                     James W. Garrett
                                                TREASURER AND CHIEF FINANCIAL OFFICER
   DISTRIBUTOR
   Morgan Stanley & Co. Incorporated            Michael J. Leary
   1221 Avenue of the Americas                  ASSISTANT TREASURER
   New York, New York 10020
                                                Mary E. Mullin
   CUSTODIAN                                    SECRETARY
   JPMorgan Chase Bank
   270 Park Avenue                              LEGAL COUNSEL
   New York, New York 10017                     Clifford Chance US LLP
                                                31 West 52nd Street
                                                New York, New York 10019

                                                INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
                                                Ernst & Young LLP
                                                200 Clarendon Street
                                                Boston, Massachusetts 02116-5072

   *Doing business in certain instances as Miller Anderson, Van Kampen or Morgan Stanley Asset Management.

   This report is authorized for distribution only when preceded or accompanied by the prospectus of The Universal Institutional Funds, Inc. which describes in detail each Investment Portfolio's investment policies, risks, fees and expenses. Please read the prospectus carefully before you invest or send money. For additional information, including information regarding the investments comprising the Portfolio, please visit our website at www.morganstanley.com/im.

   PROXY VOTING POLICIES AND PROCEDURES AND PROXY VOTING RECORD

   A copy of (1) the Fund's policies and procedures with respect to the voting of proxies relating to the Fund's portfolio securities; and (2) how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge, upon request, by calling 1 (800) 281-2715 or by visiting our website at www.morganstanley.com/im. This information is also available on the Securities and Exchange Commission's website at http://www.sec.gov.

                                  THE UNIVERSAL INSTITUTIONAL FUNDS, INC.

[MORGAN STANLEY LOGO]             SEMI-ANNUAL REPORT - JUNE 30, 2004

INTERNATIONAL MAGNUM PORTFOLIO

                                  THE UNIVERSAL INSTITUTIONAL FUNDS, INC.

                                  Semi-Annual Report - June 30, 2004 (unaudited)

   STATEMENT OF NET ASSETS

   INTERNATIONAL MAGNUM PORTFOLIO

                                                                          VALUE
                                                               SHARES      (000)
   -----------------------------------------------------------------------------
   COMMON STOCKS (89.3%)
   AUSTRALIA (2.5%)
     AMP Ltd.                                                  94,500   $    418
     Australia & New Zealand Banking Group Ltd.                12,290        157
     BHP Billiton Ltd.                                         52,493        460
     Coles Myer Ltd.                                           13,650         82
     National Australia Bank Ltd.                               9,880        206
     Newcrest Mining Ltd.                                      16,600        160
     News Corp., Ltd.                                          39,650        351
     Promina Group Ltd.                                        57,600        161
     Qantas Airways Ltd.                                       34,400         85
     QBE Insurance Group Ltd.                                  19,200        172
     Rio Tinto Ltd.                                            14,350        361
     Westpac Banking Corp.                                     17,200        211
   -----------------------------------------------------------------------------
                                                                           2,824
   =============================================================================
   BELGIUM (0.9%)
     AGFA-Gevaert N.V                                          16,734        416
     Fortis                                                  (a)8,249        182
     Solvay S.A., Class A                                       4,907        402
   -----------------------------------------------------------------------------
                                                                           1,000
   =============================================================================
   DENMARK (0.6%)
     Danske Bank A/S                                           10,173        242
     Novo-Nordisk A/S, Class B                                  9,775        504
   -----------------------------------------------------------------------------
                                                                             746
   =============================================================================
   FINLAND (1.4%)
     Nokia Oyj                                                 25,575        370
     Pohjola Group plc, Class D                                11,166        115
     Sampo Oyj, Class A                                        67,629        658
     TietoEnator Oyj                                           14,188        432
   -----------------------------------------------------------------------------
                                                                           1,575
   =============================================================================
   FRANCE (8.7%)
     Atos Origin S.A                                         (a)5,739        370
     Aventis S.A                                                3,851        291
     AXA                                                       49,116      1,084
     BNP Paribas S.A                                           22,475      1,385
     Cap Gemini S.A                                          (a)5,260        212
     Carrefour S.A                                              8,113        395
     France Telecom S.A                                        45,809      1,197
     Groupe Danone                                              4,556        398
     L'Oreal S.A                                                4,171        334
     M6-Metropole Television                                   13,352        377
     Neopost S.A                                                4,278        253
     Schneider Electric S.A                                    15,209      1,040
     Societe Generale                                           5,865        500
     Total S.A                                                  9,021      1,724
     Vinci S.A                                                  3,576        361
   -----------------------------------------------------------------------------
                                                                           9,921
   =============================================================================
   GERMANY (6.4%)
     Adidas-Salomon AG                                          4,341        519
     Allianz AG (Registered)                                    6,743        732
     Bayerische Motoren Werke AG                               18,148        805
     Deutsche Boerse AG                                        14,407        734
     Deutsche Telekom AG                                    (a)38,635        680
     E.ON AG                                                    3,582        259
     Fresenius Medical Care AG                                  6,455   $    480
     Infineon Technologies AG                               (a)18,205        245
     Linde AG                                                   3,966        219
     Muenchener Rueckversicherungs AG
       (Registered)                                               937        102
     Porsche AG (Non-Voting Shares)                               506        339
     SAP AG                                                     2,784        463
     Siemens AG (Registered)                                   23,710      1,709
   -----------------------------------------------------------------------------
                                                                           7,286
   =============================================================================
   HONG KONG (2.5%)
     Cathay Pacific Airways Ltd.                               80,000        151
     Esprit Holdings Ltd.                                      78,000        349
     Great Eagle Holdings Ltd.                                304,000        469
     Henderson Land Development Co., Ltd.                     142,000        612
     Hysan Development Co., Ltd.                              170,000        253
     Kerry Properties Ltd.                                    108,000        164
     Li & Fung Ltd.                                           124,400        182
     New World Development Ltd.                               517,000        381
     Sun Hung Kai Properties Ltd.                               9,000         74
     Techtronic Industries Co.                                 52,000         83
     Television Broadcasts Ltd.                                26,000        111
   -----------------------------------------------------------------------------
                                                                           2,829
   =============================================================================
   IRELAND (0.6%)
     Bank of Ireland (London Shares)                           47,358        633
   -----------------------------------------------------------------------------
   ITALY (3.1%)
     ENI S.p.A                                                 51,233      1,020
     Telecom Italia S.p.A                                     294,698        918
     Telecom Italia S.p.A. RNC                                275,725        610
     TIM S.p.A                                                 54,138        308
     UniCredito Italiano S.p.A                                134,578        666
   -----------------------------------------------------------------------------
                                                                           3,522
   =============================================================================
   JAPAN (22.0%)
     Amada Co., Ltd.                                           46,000        304
     Canon, Inc.                                               15,000        792
     Casio Computer Co., Ltd.                                  35,000        531
     Dai Nippon Printing Co., Ltd.                             23,000        368
     Daicel Chemical Industries Ltd.                           75,000        395
     Daifuku Co., Ltd.                                         50,000        256
     Daikin Industries Ltd.                                    21,000        565
     Denki Kagaku Kogyo KK                                    100,000        356
     East Japan Railway Co.                                        85        478
     FamilyMart Co., Ltd.                                      16,600        543
     Fuji Machine Manufacturing Co., Ltd.                      11,400        133
     Fuji Photo Film Co., Ltd.                                 16,000        503
     Fujitec Co., Ltd.                                         17,000         87
     Fujitsu Ltd.                                             100,000        707
     Furukawa Electric Co., Ltd.                            (a)65,000        278
     Hitachi Capital Corp.                                     21,600        403
     Hitachi High-Technologies Corp.                            7,000         95
     Hitachi Ltd.                                              90,000        621
     House Foods Corp.                                         15,000        213
     Kaneka Corp.                                              52,000        494
     Kurita Water Industries Ltd.                              26,000        357
     Kyocera Corp.                                              5,800        493
     Kyudenko Corp.                                            16,000         80

    The accompanying notes are an integral part of the financial statements.   1

THE UNIVERSAL INSTITUTIONAL FUNDS, INC.

Semi-Annual Report - June 30, 2004 (unaudited)

   STATEMENT OF NET ASSETS (CONT'D)

   INTERNATIONAL MAGNUM PORTFOLIO

                                                                           VALUE
                                                               SHARES      (000)
   -----------------------------------------------------------------------------
   JAPAN (CONT'D)
     Lintec Corp.                                              14,000   $    210
     Matsushita Electric Industrial Co., Ltd.                  49,000        697
     Minebea Co., Ltd.                                         57,000        266
     Mitsubishi Chemical Corp.                                127,000        338
     Mitsubishi Corp.                                          47,000        458
     Mitsubishi Estate Co., Ltd.                               30,000        373
     Mitsubishi Heavy Industries Ltd.                         150,000        408
     Mitsubishi Logistics Corp.                                15,000        143
     Mitsumi Electric Co., Ltd.                                21,200        246
     Nagase & Co., Ltd.                                        23,000        211
     NEC Corp.                                                 77,000        543
     Nifco, Inc.                                               21,000        333
     Nintendo Co., Ltd.                                         5,500        639
     Nippon Meat Packers, Inc.                                 21,000        259
     Nippon Telegraph & Telephone Corp.                            85        455
     Nissan Motor Co., Ltd.                                    60,000        669
     Nissha Printing Co., Ltd.                                  9,000        144
     Nisshinbo Industries, Inc.                                30,000        226
     Obayashi Corp.                                            63,000        340
     Ono Pharmaceutical Co., Ltd.                              11,000        519
     Ricoh Co., Ltd.                                           34,000        725
     Rinnai Corp.                                               7,800        238
     Rohm Co., Ltd.                                             2,700        324
     Ryosan Co., Ltd.                                          12,800        293
     Sangetsu Co., Ltd.                                         3,000         77
     Sanki Engineering Co., Ltd.                                6,000         44
     Sankyo Co., Ltd.                                          24,000        522
     Sanwa Shutter Corp.                                       43,000        230
     Sekisui Chemical Co., Ltd.                                60,000        508
     Sekisui House Ltd.                                        36,000        401
     Shin-Etsu Polymer Co., Ltd.                               30,000        178
     Sony Corp.                                                13,300        502
     Suzuki Motor Corp.                                        26,000        459
     TDK Corp.                                                  6,600        502
     Toho Co., Ltd.                                             8,200        119
     Tokyo Electric Power Co., Inc.                            17,000        387
     Toshiba Corp.                                            150,000        605
     Toyo Ink Manufacturing Co., Ltd.                          32,000        127
     Toyota Motor Corp.                                        18,700        759
     Tsubakimoto Chain Co.                                     70,000        241
     Yamaha Corp.                                              26,000        428
     Yamaha Motor Co., Ltd.                                    20,000        312
     Yamanouchi Pharmaceutical Co., Ltd.                       16,000        540
   -----------------------------------------------------------------------------
                                                                          25,050
   =============================================================================
   NETHERLANDS (5.2%)
     Aegon N.V                                                 33,553        405
     ASML Holding N.V                                       (a)14,240        242
     Koninklijke Ahold N.V                                  (a)27,317        215
     Koninklijke Philips Electronics N.V                       21,850        590
     Royal Dutch Petroleum Co.                                 26,617      1,369
     Royal Numico N.V. CVA                                  (a)14,745        475
     Unilever N.V. CVA                                         21,743      1,487
     Wolters Kluwer N.V. CVA                                   61,555      1,120
   -----------------------------------------------------------------------------
                                                                           5,903
   =============================================================================
   NORWAY (0.4%)
     DNB NOR ASA                                               62,256   $    425
   -----------------------------------------------------------------------------
   SINGAPORE (1.4%)
     CapitaCommercial Trust REIT                            (a)53,200         33
     CapitaLand Ltd.                                          266,000        212
     City Developments Ltd.                                    70,000        220
     Neptune Orient Lines Ltd.                                134,000        184
     Oversea-Chinese Banking Corp.                             29,000        204
     SembCorp Industries Ltd.                                 142,000        111
     Singapore Airlines Ltd.                                   62,000        404
     Venture Corp., Ltd.                                       24,000        252
   -----------------------------------------------------------------------------
                                                                           1,620
   =============================================================================
   SPAIN (2.5%)
     ACS Actividades Cons y Services                           20,718        350
     Altadis S.A                                               13,082        405
     Banco Bilbao Vizcaya Argentaria S.A                       44,871        600
     Grupo Ferrovial S.A                                        4,021        168
     Sogecable S.A                                           (a)5,317        215
     Telefonica S.A                                            78,152      1,158
   -----------------------------------------------------------------------------
                                                                           2,896
   =============================================================================
   SWEDEN (1.6%)
     Assa Abloy AB, Class B                                    34,959        448
     Autoliv, Inc. SDR                                          8,541        357
     Electrolux AB, Series B                                    8,667        167
     Securitas AB, Class B                                     19,811        248
     SKF AB, Class B                                           11,689        430
     Telefonaktiebolaget LM Ericsson, Class B               (a)56,273        166
   -----------------------------------------------------------------------------
                                                                           1,816
   =============================================================================
   SWITZERLAND (8.0%)
     Ciba Speciality Chemicals AG (Registered)               (a)5,055        365
     Converium Holding AG                                       8,299        433
     Credit Suisse Group                                    (a)17,818        634
     Holcim Ltd. (Registered)                                   8,289        452
     Nestle S.A. (Registered)                                   3,140        839
     Novartis AG (Registered)                                  56,029      2,477
     Roche Holding AG (Genusschein)                             5,305        526
     Schindler Holding AG (Registered)                            902        275
     STMicroelectronics N.V                                    22,294        490
     Swiss Reinsurance (Registered)                             5,986        390
     Swisscom AG (Registered)                                     848        281
     Syngenta AG                                             (a)3,071        258
     UBS AG (Registered)                                       23,968      1,693
   -----------------------------------------------------------------------------
                                                                           9,113
   =============================================================================
   UNITED KINGDOM (21.5%)
     Allied Domecq plc                                         75,829        649
     Amvescap plc                                              21,296        146
     AstraZeneca plc                                           24,889      1,120
     Barclays plc                                             102,919        880
     BOC Group plc                                             33,342        560
     BP plc                                                    54,568        484
     British American Tobacco plc                              29,966        466
     British Sky Broadcasting plc                              52,700        596
     Cadbury Schweppes plc                                     29,467        255
     Compass Group plc                                         68,580        420
     Diageo plc                                                47,271        639

2   The accompanying notes are an integral part of the financial statements.

                                  THE UNIVERSAL INSTITUTIONAL FUNDS, INC.

                                  Semi-Annual Report - June 30, 2004 (unaudited)

   STATEMENT OF NET ASSETS (CONT'D)

   INTERNATIONAL MAGNUM PORTFOLIO

                                                                           VALUE
                                                               SHARES      (000)
   -----------------------------------------------------------------------------
   UNITED KINGDOM (CONT'D)
     Emap plc                                                  20,713   $    279
     GlaxoSmithKline plc                                      110,260      2,239
     Hays plc                                                 255,688        571
     HBOS plc                                                   7,954         99
     HSBC Holdings plc                                         94,053      1,403
     ITV plc                                                  159,991        336
     Jarvis plc                                                79,434        113
     Lloyds TSB Group plc                                      94,115        739
     MFI Furniture plc                                         93,494        257
     National Grid Transco plc                                 49,064        380
     Prudential plc                                           137,649      1,188
     Reed Elsevier plc                                        119,352      1,164
     Rentokil Initial plc                                      76,939        202
     Rexam plc                                                 25,398        207
     Rolls-Royce Group plc                                     64,547        296
     Rolls-Royce Group plc, Class B                      (a)3,227,350          7
     Royal Bank of Scotland Group plc                          62,270      1,799
     Scottish & Southern Energy plc                            17,673        219
     Shell Transport & Trading Co. plc (Registered)           181,099      1,333
     Smith & Nephew plc                                        32,725        353
     Smiths Group plc                                          53,862        732
     Stagecoach Group plc                                     130,881        213
     Tesco plc                                                143,374        695
     Vedanta Resources Ltd.                                 (a)39,578        207
     Vodafone Group plc                                     1,043,531      2,293
     WPP Group plc                                             42,437        432
     Yell Group plc                                            70,254        441
   -----------------------------------------------------------------------------
                                                                          24,412
   =============================================================================
     TOTAL COMMON STOCKS (COST $89,283)                                  101,571
   =============================================================================

                                                               NO. OF
                                                             WARRANTS
   -----------------------------------------------------------------------------
   WARRANTS (0.0%)
   SINGAPORE (0.0%)
     City Developments Ltd. (COST $ @--)                     (a)7,000         12
   -----------------------------------------------------------------------------

                                                                 FACE
                                                               AMOUNT
                                                                (000)
   -----------------------------------------------------------------------------
   SHORT-TERM INVESTMENT (6.4%)
   REPURCHASE AGREEMENT (6.4%)
     J.P. Morgan Securities, Inc., 1.25%,
     dated 6/30/04, due 7/1/04
     repurchase price $7,229
     (COST $7,229)                                       $   (b)7,229      7,229
   -----------------------------------------------------------------------------
   TOTAL INVESTMENTS (95.7%) (COST $96,512)                              108,812
   =============================================================================

                                                               AMOUNT     AMOUNT
                                                                (000)      (000)
   -----------------------------------------------------------------------------
   OTHER ASSETS (4.6%)
     Due from Broker                                     $      2,848
     Foreign Currency (Cost $1,489)                             1,492
     Receivable for Investments Sold                              417
     Receivable for Portfolio Shares Sold                         153
     Dividends Receivable                                         136
     Net Unrealized Appreciation on
       Foreign Currency Exchange Contracts                        119
     Foreign Withholding Tax Reclaim Receivable                   102
     Other                                                          2   $  5,269
   -----------------------------------------------------------------------------
   LIABILITIES (-0.3%)
     Investment Advisory Fees Payable                            (178)
     Bank Overdraft                                               (90)
     Administrative Fees Payable                                  (27)
     Payable for Portfolio Shares Redeemed                        (19)
     Custodian Fees Payable                                       (14)
     Directors' Fees and Expenses Payable                          (1)
     Other Liabilities                                            (71)      (400)
   -----------------------------------------------------------------------------
   NET ASSETS (100%)                                                    $113,681
   =============================================================================
   NET ASSETS CONSIST OF:
   Paid-in Capital                                                      $103,224
   Undistributed (Distributions in Excess of)
     Net Investment Income                                                 3,751
   Accumulated Net Realized Gain (Loss)                                   (5,815)
   Unrealized Appreciation (Depreciation) on:
     Investments                                                          12,300
     Foreign Currency Exchange Contracts
       and Translations                                                      130
     Futures Contracts                                                        91
   -----------------------------------------------------------------------------
   NET ASSETS                                                           $113,681
   =============================================================================
   NET ASSET VALUE, OFFERING AND REDEMPTION
     PRICE PER SHARE
     Applicable to 11,016,138 outstanding $0.001 par value
       shares (authorized 500,000,000 shares)                           $  10.32
   =============================================================================

   (a)   Non-income producing security
   (b) The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this statement of net assets. The investment in the repurchase agreement is through participation in a joint account with affiliated parties.
   @     Value is less than $500.
   CVA   Certificaten Van Aandelen
   REIT  Real Estate Investment Trust
   RNC   Non-Convertible Savings Shares
   SDR   Swedish Depositary Receipt

    The accompanying notes are an integral part of the financial statements.   3

THE UNIVERSAL INSTITUTIONAL FUNDS, INC.

Semi-Annual Report - June 30, 2004 (unaudited)

   STATEMENT OF NET ASSETS (CONT'D)

   INTERNATIONAL MAGNUM PORTFOLIO

   FOREIGN CURRENCY EXCHANGE CONTRACT INFORMATION:

     The Portfolio had the following foreign currency exchange contract(s) open at period end:

                                                                   NET
      CURRENCY                             IN                   UNREALIZED
         TO                             EXCHANGE              APPRECIATION
      DELIVER      VALUE   SETTLEMENT     FOR        VALUE   (DEPRECIATION)
       (000)       (000)      DATE       (000)       (000)        (000)
   ------------------------------------------------------------------------
   CHF       146  $   117    7/1/04    US$     116  $   116      $  (1)
   EUR     2,321    2,827    9/16/04   US$   2,804    2,804        (23)
   EUR     5,523    6,726    9/16/04   US$   6,683    6,683        (43)
   EUR     2,117    2,578    9/17/04   US$   2,562    2,562        (16)
   GBP       165      300    7/1/04    US$     300      300        @--
   GBP     1,990    3,595    9/16/04   US$   3,593    3,593         (2)
   GBP     2,329    4,207    9/16/04   US$   4,206    4,206         (1)
   GBP       369      666    9/16/04   US$     667      667          1
   GBP     2,549    4,606    9/16/04   US$   4,602    4,602         (4)
   GBP       401      725    9/17/04   US$     720      720         (5)
   JPY   372,567    3,435    9/16/04   US$   3,408    3,408        (27)
   US$     1,896    1,896    9/16/04   EUR   1,570    1,912         16
   US$     2,508    2,508    9/16/04   EUR   2,077    2,530         22
   US$     4,739    4,739    9/16/04   EUR   3,929    4,785         46
   US$     6,149    6,149    9/16/04   EUR   5,085    6,193         44
   US$       309      309    9/16/04   GBP     171      309        @--
   US$     5,449    5,449    9/16/04   GBP   3,035    5,483         34
   US$    11,029   11,029    9/16/04   GBP   6,104   11,029        @--
   US$     1,391    1,391    9/16/04   JPY 153,181    1,412         21
   US$       232      232    9/16/04   JPY  25,412      234          2
   US$       777      777    9/16/04   JPY  85,357      787         10
   US$     1,031    1,031    9/16/04   JPY 113,332    1,045         14
   US$     2,879    2,879    9/16/04   JPY 315,883    2,913         34
   US$       167      167    9/16/04   JPY  18,385      170          3
   US$       545      545    9/16/04   JPY  58,500      539         (6)
                  -------                           -------      -----
                  $68,883                           $69,002      $ 119
                  =======                           =======      =====

   CHF -- Swiss Franc
   EUR -- Euro
   GBP -- British Pound
   JPY -- Japanese Yen
   @ -- Value is less than $500.

   FUTURES CONTRACTS:

     The Portfolio had the following futures contract(s) open at period end:

                                                                 NET
                                                              UNREALIZED
                            NUMBER                           APPRECIATION
                              OF       VALUE   EXPIRATION   (DEPRECIATION)
                           CONTRACTS   (000)      DATE          (000)
   -----------------------------------------------------------------------
   LONG:
   DJ Euro Stoxx 50
     (Germany)                   108   3,710     Sep-04         $ 10
   FTSE 100 Index
     (United Kingdom)             36   2,929     Sep-04          (23)
   TOPIX Index
     (Japan)                      35   3,829     Sep-04          104
                                                                ----
                                                                $ 91
                                                                ====

                    SUMMARY OF TOTAL INVESTMENTS BY INDUSTRY
                         CLASSIFICATION - JUNE 30, 2004

                                                             PERCENT
                                                     VALUE    OF NET
   INDUSTRY                                          (000)    ASSETS
   -----------------------------------------------------------------
   Commercial Banks                               $ 10,151     8.9%
   Pharmaceuticals                                   8,738     7.7
   Oil & Gas                                         5,929     5.2
   Insurance                                         5,858     5.1
   Media                                             5,543     4.9
   Diversified Telecommunication Services            5,299     4.7
   Chemicals                                         4,234     3.7
   Food Products                                     3,927     3.4
   Household Durables                                3,793     3.4
   Automobiles                                       3,343     2.9
   Real Estate                                       2,804     2.5
   Machinery                                         2,756     2.4
   Wireless Telecommunication Services               2,600     2.3
   Capital Markets                                   2,473     2.2
   Industrial Conglomerates                          2,551     2.2
   Electronic Equipment & Instruments                2,257     2.0
   Computers & Peripherals                           2,101     1.8
   Food & Staples Retailing                          1,929     1.7
   Office Electronics                                1,771     1.6
   Commercial Services & Supplies                    1,646     1.5
   Construction & Engineering                        1,343     1.2
   Electrical Equipment                              1,319     1.2
   Leisure Equipment & Products                      1,346     1.2
   Beverages                                         1,289     1.1
   Building Products                                 1,243     1.1
   Semiconductors & Semiconductor Equipment          1,301     1.1
   Metals & Mining                                   1,188     1.0
   Software                                          1,102     1.0
   Other                                            18,978    16.7
   -----------------------------------------------------------------
                                                  $108,812    95.7%
   =================================================================

4   The accompanying notes are an integral part of the financial statements.

                                  THE UNIVERSAL INSTITUTIONAL FUNDS, INC.

                                  Semi-Annual Report - June 30, 2004 (unaudited)

   INTERNATIONAL MAGNUM PORTFOLIO

                                                                              SIX MONTHS ENDED
                                                                                 JUNE 30, 2004
   STATEMENT OF OPERATIONS                                                               (000)
   -------------------------------------------------------------------------------------------
   INVESTMENT INCOME:
     Dividends (net of $189 foreign taxes withheld)                                    $ 1,573
     Interest                                                                               60
   -------------------------------------------------------------------------------------------
       Total Investment Income                                                           1,633
   -------------------------------------------------------------------------------------------
   EXPENSES:
     Investment Advisory Fees (Note B)                                                     446
     Administrative Fees (Note C)                                                          147
     Custodian Fees (Note D)                                                                73
     Shareholder Reporting Fees                                                             32
     Professional Fees                                                                      16
     Directors' Fees and Expenses                                                            1
     Interest Expense                                                                        1
     Other                                                                                   9
   -------------------------------------------------------------------------------------------
       Total Expenses                                                                      725
   -------------------------------------------------------------------------------------------
     Investment Advisory Fees Waived (Note B)                                              (81)
   -------------------------------------------------------------------------------------------
       Net Expenses                                                                        644
   -------------------------------------------------------------------------------------------
   NET INVESTMENT INCOME (LOSS)                                                            989
   -------------------------------------------------------------------------------------------
   REALIZED GAIN (LOSS) ON:
     Investments Sold                                                                    4,102
     Foreign Currency Transactions                                                          (4)
     Futures Contracts                                                                     822
   -------------------------------------------------------------------------------------------
       Net Realized Gain (Loss)                                                          4,920
   -------------------------------------------------------------------------------------------
   CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON:
     Investments                                                                          (845)
     Foreign Currency Exchange Contracts and Translations                                 (365)
     Futures Contracts                                                                    (195)
   -------------------------------------------------------------------------------------------
       Net Change in Unrealized Appreciation (Depreciation)                             (1,405)
   -------------------------------------------------------------------------------------------
     NET REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)       3,515
   -------------------------------------------------------------------------------------------
       NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                 $ 4,504
   ===========================================================================================

    The accompanying notes are an integral part of the financial statements.   5

THE UNIVERSAL INSTITUTIONAL FUNDS, INC.

Semi-Annual Report - June 30, 2004

   INTERNATIONAL MAGNUM PORTFOLIO

                                                                              SIX MONTHS ENDED
                                                                                 JUNE 30, 2004           YEAR ENDED
                                                                                   (UNAUDITED)    DECEMBER 31, 2003
   STATEMENT OF CHANGES IN NET ASSETS                                                    (000)                (000)
   ------------------------------------------------------------------------------------------------------------------
   INCREASE (DECREASE) IN NET ASSETS
   OPERATIONS:
     Net Investment Income (Loss)                                                     $    989            $     799
     Net Realized Gain (Loss)                                                            4,920                3,285
     Net Change in Unrealized Appreciation (Depreciation)                               (1,405)              23,013
   ------------------------------------------------------------------------------------------------------------------
       Net Increase (Decrease) in Net Assets Resulting from Operations                   4,504               27,097
   ------------------------------------------------------------------------------------------------------------------
   DISTRIBUTIONS FROM AND/OR IN EXCESS OF:
     Net Investment Income                                                                  --                 (143)
   ------------------------------------------------------------------------------------------------------------------
   CAPITAL SHARE TRANSACTIONS (1):
     Subscriptions                                                                      33,638              410,063
     Distributions Reinvested                                                               --                  143
     Redemptions                                                                       (32,722)            (398,573)
   ------------------------------------------------------------------------------------------------------------------
       Net Increase (Decrease) in Net Assets Resulting
         from Capital Share Transactions                                                   916               11,633
   ------------------------------------------------------------------------------------------------------------------
     Total Increase (Decrease) in Net Assets                                             5,420               38,587
   NET ASSETS:
     Beginning of Period                                                               108,261               69,674
   ------------------------------------------------------------------------------------------------------------------
     End of Period (Including Undistributed (Distributions in Excess of)
       Net Investment Income of $3,751 and $2,762, respectively)                      $113,681            $ 108,261
   ==================================================================================================================
   (1) CAPITAL SHARE TRANSACTIONS:
       Shares Subscribed                                                                 3,297               51,751
       Shares Issued on Distributions Reinvested                                            --                   17
       Shares Redeemed                                                                  (3,216)             (49,783)
   ------------------------------------------------------------------------------------------------------------------
       Net Increase (Decrease) in Capital Shares Outstanding                                81                1,985
   ==================================================================================================================

6   The accompanying notes are an integral part of the financial statements.

                                  THE UNIVERSAL INSTITUTIONAL FUNDS, INC.

                                  Semi-Annual Report - June 30, 2004

FINANCIAL HIGHLIGHTS

INTERNATIONAL MAGNUM PORTFOLIO

                                                                 SIX MONTHS ENDED               YEAR ENDED DECEMBER 31,
                                                                    JUNE 30, 2004  -------------------------------------------------
   SELECTED PER SHARE DATA AND RATIOS                                 (UNAUDITED)    2003     2002      2001      2000      1999
   ---------------------------------------------------------------------------------------------------------------------------------
   NET ASSET VALUE, BEGINNING OF PERIOD                               $   9.90     $   7.78  $  9.46   $ 11.78   $ 13.89   $ 11.23
   ---------------------------------------------------------------------------------------------------------------------------------
   INCOME (LOSS) FROM INVESTMENT OPERATIONS
     Net Investment Income (Loss)                                         0.09#        0.08#    0.07#     0.10      0.10      0.12
     Net Realized and Unrealized Gain (Loss)                              0.33         2.05    (1.66)    (2.37)    (1.81)     2.70
   ---------------------------------------------------------------------------------------------------------------------------------
       Total from Investment Operations                                   0.42         2.13    (1.59)    (2.27)    (1.71)     2.82
   ---------------------------------------------------------------------------------------------------------------------------------
   DISTRIBUTIONS FROM AND/OR IN EXCESS OF:
     Net Investment Income                                                  --        (0.01)   (0.09)    (0.05)    (0.09)    (0.10)
     Net Realized Gain                                                      --           --       --        --     (0.31)    (0.06)
   ---------------------------------------------------------------------------------------------------------------------------------
       Total Distributions                                                  --        (0.01)   (0.09)    (0.05)    (0.40)    (0.16)
   ---------------------------------------------------------------------------------------------------------------------------------
   NET ASSET VALUE, END OF PERIOD                                     $  10.32     $   9.90  $  7.78   $  9.46   $ 11.78   $ 13.89
   =================================================================================================================================
   TOTAL RETURN^                                                          4.24%++     27.42%  (16.81)%  (19.29)%  (12.45)%   25.19%
   =================================================================================================================================
   RATIOS AND SUPPLEMENTAL DATA:
   Net Assets, End of Period (000's)                                  $113,681     $108,261  $69,674   $58,807   $67,588   $63,332
   Ratio of Expenses to Average Net Assets                                1.15%**      1.15%    1.15%     1.16%     1.18%     1.16%
   Ratio of Expenses to Average Net Assets Excluding Interest Expense     1.15%**       N/A      N/A      1.15%     1.15%     1.15%
   Ratio of Net Investment Income (Loss) to Average Net Assets            1.78%**      0.92%    0.77%     0.97%     0.80%     1.10%
   Portfolio Turnover Rate                                                  24%++        54%      54%       48%       52%       59%
   ---------------------------------------------------------------------------------------------------------------------------------
   Ratios Before Expenses Waived and/or Reimbursed by Adviser:
       Expenses to Average Net Assets                                     1.30%**      1.38%    1.39%     1.34%     1.48%     1.67%
       Net Investment Income (Loss) to Average Net Assets                 1.63%**      0.69%    0.53%     0.79%     0.50%     0.59%
   ---------------------------------------------------------------------------------------------------------------------------------

   #   Per share amount is based on average shares outstanding.
   ^ Performance shown does not reflect fees and expenses imposed by your insurance company's separate account. If performance information included the effect of these additional charges, the total return would be lower.
   **  Annualized
   ++  Not Annualized

    The accompanying notes are an integral part of the financial statements.   7

THE UNIVERSAL INSTITUTIONAL FUNDS, INC.

Semi-Annual Report - June 30, 2004 (unaudited)

   NOTES TO FINANCIAL STATEMENTS

   The Universal Institutional Funds, Inc., (the "Fund") is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund is comprised of sixteen separate active, diversified and non-diversified portfolios (individually referred to as a "Portfolio", collectively as the "Portfolios").

   The accompanying financial statements relate to the International Magnum Portfolio. The Portfolio seeks long-term capital appreciation by investing primarily in equity securities of non-U.S. issuers domiciled in Europe, Australasia and the Far East (EAFE) countries.

   The Fund is intended to be the funding vehicle for variable annuity contracts and variable life insurance policies to be offered by the separate accounts of certain life insurance companies.

   A. ACCOUNTING POLICIES: The following significant accounting policies are in conformity with accounting principles generally accepted in the United States. Such policies are consistently followed by the Fund in the preparation of the financial statements. Accounting principles generally accepted in the United States may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

   1. SECURITY VALUATION: Equity securities listed on a U.S. exchange are valued at the latest quoted sales price on the valuation date. Equity securities listed or traded on NASDAQ, for which market quotations are available, are valued at the NASDAQ Official Closing Price. Securities listed on a foreign exchange are valued at their closing price. Unlisted securities and listed securities not traded on the valuation date for which market quotations are readily available are valued at the mean between the current bid and asked prices obtained from reputable brokers. Debt securities purchased with remaining maturities of 60 days or less are valued at amortized cost, if it approximates value.

      All other securities and investments for which market values are not readily available, including restricted securities, and those securities for which it is inappropriate to determine prices in accordance with the aforementioned procedures, are valued at fair value as determined in good faith under procedures adopted by the Board of Directors, although the actual calculations may be done by others. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

      Most foreign markets close before the New York Stock Exchange (NYSE). Occasionally, developments that could affect the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If these developments are expected to materially affect the value of the securities, the valuations may be adjusted to reflect the estimated fair value as of the close of the NYSE, as determined in good faith under procedures established by the Board of Directors.

   2. REPURCHASE AGREEMENTS: The Portfolios of the Fund may enter into repurchase agreements under which the Portfolio lends excess cash and takes possession of securities with an agreement that the counterparty will repurchase such securities. In connection with transactions in repurchase agreements, a bank as custodian for the Fund takes possession of the underlying securities which are held as collateral, with a market value at least equal to the amount of the repurchase transaction, including principal and accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to determine the adequacy of the collateral. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into repurchase agreements.

   3. FOREIGN CURRENCY TRANSLATION AND FOREIGN INVESTMENTS: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the mean of the bid and asked prices of such currencies against U.S. dollars last quoted by a major bank as follows:

      - investments, other assets and liabilities at the prevailing rates of exchange on the valuation date;

      - investment transactions and investment income at the prevailing rates of exchange on the dates of such transactions.

      Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign

                                  THE UNIVERSAL INSTITUTIONAL FUNDS, INC.

                                  Semi-Annual Report - June 30, 2004 (unaudited)

NOTES TO FINANCIAL STATEMENTS (CONT'D)

      exchange rates from the fluctuations arising from changes in the market prices of the securities held at period end. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, realized and unrealized foreign currency gains (losses) are included in the reported net realized and unrealized gains (losses) on investment transactions and balances. However, pursuant to U.S. Federal income tax regulations, gains and losses from certain foreign currency transactions and the foreign currency portion of gains and losses realized on sales and maturities of foreign denominated debt securities are treated as ordinary income for U.S. Federal income tax purposes.

      Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of unrealized appreciation (depreciation) on the Statement of Net Assets. The change in net unrealized currency gains (losses) for the period is reflected on the Statement of Operations.

      Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

      At June 30, 2004, the net assets of the Portfolio were substantially comprised of foreign denominated securities and currency. Changes in currency exchange rates will affect the U.S. dollar value of and investment income from such securities.

      Prior governmental approval for foreign investments may be required under certain circumstances in some countries, and the extent of foreign investments in domestic companies may be subject to limitation in other countries. Foreign ownership limitations also may be imposed by the charters of individual companies to prevent, among other concerns, violation of foreign investment limitations. As a result, an additional class of shares (identified as "Foreign" in the Statement of Net Assets) may be created and offered for investment. The "local" and "foreign" shares' market values may differ. In the absence of trading of the foreign shares in such markets, the Fund values the foreign shares at the closing exchange price of the local shares. Such securities, if any, are identified as fair valued in the Statement of Net Assets.

   4. FOREIGN CURRENCY EXCHANGE CONTRACTS: Certain Portfolios may enter into foreign currency exchange contracts generally to attempt to protect securities and related receivables and payables against changes in future foreign currency exchange rates. A foreign currency exchange contract is an agreement between two parties to buy or sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily and the change in market value is recorded by the Portfolio as unrealized gain or loss. The Portfolio records realized gains or losses when the contract is closed equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risk may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and is generally limited to the amount of the unrealized gain on the contracts, if any, at the date of default. Risks may also arise from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

   5. FUTURES: Certain Portfolios may purchase and sell futures contracts. Futures contracts provide for the sale by one party and purchase by another party of a specified amount of a specified security, index, instrument or basket of instruments. Futures contracts (secured by cash or government securities deposited with brokers or custodians as "initial margin") are valued based upon their quoted daily settlement prices; changes in initial settlement value (represented by cash paid to or received from brokers as "variation margin") are accounted for as unrealized appreciation (depreciation). When futures contracts are closed, the difference between the opening value at the date of purchase and the value at closing is recorded as realized gains or losses in the Statement of Operations. Due from (to) broker is comprised of initial margin and variation margin, as stated in the Statement of Net Assets.

      Certain Portfolios may use futures contracts in order to manage exposure to the stock and bond markets, to hedge against unfavorable changes in the value of securities or to remain fully invested and to reduce transaction costs. Futures contracts involve market risk in excess of the amounts recognized in the Statement of Net Assets. Risks arise from the possible movements in security values underlying these instruments. The change in value of futures

THE UNIVERSAL INSTITUTIONAL FUNDS, INC.

Semi-Annual Report - June 30, 2004 (unaudited)

   NOTES TO FINANCIAL STATEMENTS (CONT'D)

      contracts primarily corresponds with the value of their underlying instruments, which may not correlate with the change in value of the hedged investments. In addition, there is the risk that a Portfolio may not be able to enter into a closing transaction because of an illiquid secondary market.

   6. OTHER: Security transactions are accounted for on the date the securities are purchased or sold. Realized gains and losses on the sale of investment securities are determined on the specific identified cost basis. Dividend income is recorded on the ex-dividend date (except for certain foreign dividends that may be recorded as soon as the Fund is informed of such dividends), net of applicable withholding taxes where recovery of such taxes is not reasonably assured. Interest income is recognized on the accrual basis except where collection is in doubt. Discounts and premiums on securities purchased are amortized according to the effective yield method over their respective lives. Most expenses of the Fund can be directly attributed to a particular Portfolio. Expenses which cannot be directly attributed are apportioned among the Portfolios based upon relative net assets.

      Settlement and registration of foreign securities transactions may be subject to significant risks not normally associated with investments in the United States. In certain markets, ownership of shares is defined according to entries in the issuer's share register. It is possible that a Portfolio holding these securities could lose its share registration through fraud, negligence or even mere oversight. In addition, shares being delivered for sales and cash being paid for purchases may be delivered before the exchange is complete. This may subject the Portfolio to further risk of loss in the event of a failure to complete the transaction by the counterparty.

   B. INVESTMENT ADVISORY FEES: Morgan Stanley Investment Management Inc. ("MS Investment Management"), a wholly-owned subsidiary of Morgan Stanley, provides the Portfolio with investment advisory services for a fee, paid quarterly, at the annual rate based on average daily net assets as follows:

                                FROM $500
                  FIRST $500   MILLION TO       MORE THAN
                     MILLION   $1 BILLION      $1 BILLION
                 ----------------------------------------
                        0.80%        0.75%          0.70%

   MS Investment Management has agreed to reduce fees payable to it and to reimburse the Portfolio, if necessary, to the extent that the annual operating expenses, excluding interest and extraordinary expenses, expressed as a percentage of average daily net assets, exceed the maximum ratio of 1.15%.

   Morgan Stanley Investment Management Limited ("MSIM Limited"), Morgan Stanley Asset & Investment Trust Management Co., Limited ("MSAITM"), and Morgan Stanley Investment Management Company ("MSIM Company"), each a wholly-subsidiary of Morgan Stanley, serve as investment Sub-Advisers for the Portfolio on a day-to-day basis. MSIM Limited and MSAITM each select, buy and sell securities for the Portfolio under supervision of the Adviser. The Adviser pays each Sub-Adviser on a monthly basis a portion of the net advisory fees the Adviser receives from the Portfolio.

   C. ADMINISTRATOR: MS Investment Management (the "Administrator") also provides the Portfolio with administrative services pursuant to an administrative agreement for a monthly fee which on an annual basis equals 0.25% of the average daily net assets of the Portfolio, plus reimbursement of out-of-pocket expenses. Under an agreement between the Administrator and J.P. Morgan Investor Services Co. ("JPMIS"), a corporate affiliate of JPMorgan Chase Bank, JPMIS provides certain administrative services to the Fund. For such services, the Administrator pays JPMIS a portion of the fee the Administrator receives from the Fund. An employee of JPMIS is an officer of the Fund. In addition, the Fund incurs local administration fees in connection with doing business in certain emerging market countries.

   D. CUSTODIAN: JPMorgan Chase Bank serves as custodian for the Fund in accordance with a custodian agreement. The Custodian holds cash, securities, and other assets of the fund as required by the 1940 Act.

   E. CONTRACTUAL OBLIGATIONS: The Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

   F. FEDERAL INCOME TAXES: It is each Portfolio's intention to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for Federal income taxes is required in the financial statements. Distributions from the Portfolio are recorded on the ex-dividend date.

   Certain Portfolios may be subject to taxes imposed by countries in which they invest. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and net unrealized appreciation as these amounts are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

   The tax character of distributions paid may differ from the character of distributions shown on the Statement of Changes in Net Assets due to short-term capital gains being treated as

                                  THE UNIVERSAL INSTITUTIONAL FUNDS, INC.

                                  Semi-Annual Report - June 30, 2004 (unaudited)

   NOTES TO FINANCIAL STATEMENTS (CONT'D)

   ordinary income for tax purposes. The tax character of distributions paid during 2003 and 2002 was as follows:

             2003 DISTRIBUTIONS        2002 DISTRIBUTIONS
                 PAID FROM:                 PAID FROM:
          -----------------------   ------------------------
          ORDINARY      LONG-TERM   ORDINARY       LONG-TERM
            INCOME   CAPITAL GAIN     INCOME    CAPITAL GAIN
             (000)          (000)      (000)           (000)
          --------------------------------------------------
            $ 143       $ --          $756           $ --

   The amount and character of income and capital gain distributions to be paid by the Portfolio are determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States. The book/tax differences are either considered temporary or permanent in nature.

   Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains and losses on certain investment transactions and the timing of the deductibility of certain expenses.

   Permanent book and tax basis differences may result in reclassifications among undistributed (distributions in excess of) net investment income (or accumulated net investment loss), accumulated net realized gain (loss) and paid-in capital. These differences were primarily due to differing treatments of gains and losses related to foreign currency transactions.

   At December 31, 2003, the Portfolio had distributable earnings on a tax basis as follows:

                    UNDISTRIBUTED    UNDISTRIBUTED
                         ORDINARY        LONG-TERM
                           INCOME     CAPITAL GAIN
                            (000)            (000)
                    --------------------------------
                       $ 3,230            $ --

   At June 30, 2004, cost and unrealized appreciation (depreciation) for U.S. Federal income tax purposes of the investments of the Portfolio were:

                                                                   NET
                                                          APPRECIATION
                COST    APPRECIATION    DEPRECIATION     (DEPRECIATION)
               (000)           (000)           (000)              (000)
          --------------------------------------------------------------
             $96,512         $14,673        $(2,373)           $12,300

   At December 31, 2003, the Portfolio had available capital loss carryforwards to offset future net capital gains, to the extent provided by regulations, of approximately $8,820,000, of which, $5,078,000 will expire on December 31, 2009, and $3,742,000 will expire on December 31, 2010.

   To the extent that capital loss carryforwards are used to offset any future net capital gains realized during the carryforward period as provided by U.S. tax regulations, no capital gains tax liability will be incurred by the Portfolio for gains realized and not distributed. To the extent that capital gains are so offset, such gains will not be distributed to shareholders.

   G. OTHER: For the six months ended June 30, 2004, purchases and sales of investment securities for the Portfolio, other than long-term U.S. Government securities and short-term investments, were approximately $25,604,000 and $24,438,000, respectively. There were no purchases and sales of long-term U.S. Government securities for the six months ended June 30, 2004.

   During the six months ended June 30, 2004, the Portfolio incurred $180 of brokerage commissions to China International Capital Corporation, an affiliated broker dealer.

   At June 30, 2004, the Portfolio had otherwise unaffiliated record owners of 10% or greater. Investment activities of these shareholders could have a material impact on the Portfolio. The aggregate percentage of such owners was 81.4%.

THE UNIVERSAL INSTITUTIONAL FUNDS, INC.

Semi-Annual Report - June 30, 2004 (unaudited)

   DIRECTOR AND OFFICER INFORMATION

   DIRECTORS                                     OFFICERS

   Michael Bozic                                 Charles A. Fiumefreddo
                                                 CHAIRMAN OF THE BOARD
   Charles A. Fiumefreddo
                                                 Mitchell M. Merin
   Edwin J. Garn                                 PRESIDENT

   Wayne E. Hedien                               Ronald E. Robison
                                                 EXECUTIVE VICE PRESIDENT AND PRINCIPAL EXECUTIVE OFFICER
   James F. Higgins
                                                 Amy R. Doberman
   Dr. Manuel H. Johnson                         VICE PRESIDENT

   Joseph J. Kearns                              Barry Fink
                                                 VICE PRESIDENT
   Michael Nugent
                                                 Joseph J. McAlinden
   Fergus Reid                                   VICE PRESIDENT

   INVESTMENT ADVISER AND ADMINISTRATOR          Stefanie V. Chang
   Morgan Stanley Investment Management Inc.*    VICE PRESIDENT
   1221 Avenue of the Americas
   New York, New York 10020                      James W. Garrett
                                                 TREASURER AND CHIEF FINANCIAL OFFICER
   DISTRIBUTOR
   Morgan Stanley & Co. Incorporated             Michael J. Leary
   1221 Avenue of the Americas                   ASSISTANT TREASURER
   New York, New York 10020
                                                 Mary E. Mullin
   CUSTODIAN                                     SECRETARY
   JPMorgan Chase Bank
   270 Park Avenue                               LEGAL COUNSEL
   New York, New York 10017                      Clifford Chance US LLP
                                                 31 West 52nd Street
                                                 New York, New York 10019

                                                 INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
                                                 Ernst & Young LLP
                                                 200 Clarendon Street
                                                 Boston, Massachusetts 02116-5072

   *Doing business in certain instances as Miller Anderson, Van Kampen or Morgan Stanley Asset Management.

   This report is authorized for distribution only when preceded or accompanied by the prospectus of The Universal Institutional Funds, Inc. which describes in detail each Investment Portfolio's investment policies, risks, fees and expenses. Please read the prospectus carefully before you invest or send money. For additional information, including information regarding the investments comprising the Portfolio, please visit our website at www.morganstanley.com/im.

   PROXY VOTING POLICIES AND PROCEDURES AND PROXY VOTING RECORD

   A copy of (1) the Fund's policies and procedures with respect to the voting of proxies relating to the Fund's portfolio securities; and (2) how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge, upon request, by calling 1 (800) 281-2715 or by visiting our website at www.morganstanley.com/im. This information is also available on the Securities and Exchange Commission's website at http://www.sec.gov.

                                  THE UNIVERSAL INSTITUTIONAL FUNDS, INC.

[MORGAN STANLEY LOGO]             Semi-Annual Report - June 30, 2004


U.S. REAL ESTATE PORTFOLIO

                                  THE UNIVERSAL INSTITUTIONAL FUNDS, INC.

                                  Semi-Annual Report - June 30, 2004 (unaudited)

   STATEMENT OF NET ASSETS

   U.S. REAL ESTATE PORTFOLIO

                                                                              VALUE
                                                                  SHARES      (000)
   --------------------------------------------------------------------------------
   COMMON STOCKS (96.4%)
   DIVERSIFIED (4.6%)
     Correctional Properties Trust REIT                           86,900  $   2,542
     FrontLine Capital Group                               (a)(b)425,700        @--
     St. Joe Co. (The)                                           123,400      4,899
     Vornado Realty Trust REIT                                   499,100     28,503
     Wellsford Real Properties, Inc.                          (a)178,664      2,778
   --------------------------------------------------------------------------------
                                                                             38,722
   ================================================================================
   HEALTHCARE (1.6%)
     Nationwide Health Properties, Inc. REIT                      37,800        715
     Omega Healthcare Investors, Inc. REIT                       596,600      5,990
     Senior Housing Properties Trust REIT                        147,900      2,483
     Ventas, Inc. REIT                                           163,700      3,822
   --------------------------------------------------------------------------------
                                                                             13,010
   ================================================================================
   HOMEBUILDING (0.1%)
     Brookfield Homes Corp.                                       16,273        426
   --------------------------------------------------------------------------------
   INDUSTRIAL (7.4%)
     AMB Property Corp. REIT                                     859,700     29,772
     BRCP REIT LLC I                                             287,255        287
     Cabot Industrial Value Fund, Inc.                               642        321
     Catellus Development Corp. REIT                              93,000      2,293
     Prologis REIT                                               850,342     27,993
     PS Business Parks, Inc. REIT                                 34,900      1,404
   --------------------------------------------------------------------------------
                                                                             62,070
   ================================================================================
   LODGING/RESORTS (11.2%)
     Hilton Hotels Corp.                                       1,242,500     23,185
     Host Marriott Corp. REIT                               (a)1,894,200     23,412
     Innkeepers USA Trust REIT                                     1,300         14
     Interstate Hotels & Resorts, Inc.                         (a)12,500         67
     Lodgian, Inc.                                             (a)77,400        817
     Meristar Hospitality Corp. REIT                          (a)230,700      1,578
     Starwood Hotels & Resorts Worldwide, Inc.                   980,744     43,986
     Wyndham International, Inc., Class A                     (a)652,363        652
   --------------------------------------------------------------------------------
                                                                             93,711
   ================================================================================
   OFFICE (19.6%)
     Arden Realty, Inc. REIT                                     899,900     26,466
     Beacon Capital Partners, Inc., REIT                 (a)(b)(c)271,30      1,177
     Boston Properties, Inc. REIT                                686,450     34,378
     Brookfield Properties Corp.                               1,469,717     42,255
     Equity Office Properties Trust REIT                       1,166,108     31,718
     Mack-Cali Realty Corp. REIT                                 119,100      4,928
     Reckson Associates Realty Corp. REIT                        549,200     15,081
     SL Green Realty Corp. REIT                                  156,650      7,331
     Trizec Properties, Inc. REIT                                 41,650        677
   --------------------------------------------------------------------------------
                                                                            164,011
   ================================================================================
   RESIDENTIAL APARTMENTS (19.6%)
     Amli Residential Properties Trust REIT                       98,500      2,890
     Apartment Investment & Management Co.
       REIT                                                      774,400     24,107
     Archstone-Smith Trust REIT                                1,308,241     38,371
     Atlantic Gulf Communities Corp.                       (a)(b)261,572        @--
     AvalonBay Communities, Inc. REIT                            794,000     44,877
     Equity Residential REIT                                     752,646  $  22,376
     Essex Property Trust, Inc. REIT                             190,150     12,997
     Post Properties, Inc. REIT                                  443,600     12,931
     Summit Properties, Inc. REIT                                226,800      5,815
   --------------------------------------------------------------------------------
                                                                            164,364
   ================================================================================
   RESIDENTIAL MANUFACTURED HOMES (1.2%)
     Affordable Residential Communities REIT                      69,800      1,159
     Manufactured Home Communities, Inc. REIT                    279,730      9,284
   --------------------------------------------------------------------------------
                                                                             10,443
   ================================================================================
   RETAIL REGIONAL MALLS (18.4%)
     Forest City Enterprises, Inc., Class A                      103,900      5,507
     General Growth Properties, Inc. REIT                        963,800     28,499
     Macerich Co. REIT                                           175,300      8,391
     Rouse Co. REIT                                              707,300     33,597
     Simon Property Group, Inc. REIT                           1,239,500     63,735
     Taubman Centers, Inc. REIT                                  620,142     14,195
   --------------------------------------------------------------------------------
                                                                            153,924
   ================================================================================
   RETAIL STRIP CENTERS (6.8%)
     Acadia Realty Trust REIT                                     25,600        352
     Burnham Pacific Properties, Inc. REIT                    (b)227,282         73
     Chelsea Property Group, Inc. REIT                            51,150      3,336
     Federal Realty Investment Trust REIT                        699,000     29,071
     Heritage Property Investment Trust                           25,000        677
     Kimco Realty Corp. REIT                                      51,200      2,329
     Pan Pacific Retail Properties, Inc. REIT                      9,300        470
     Price Legacy Corp. REIT                                      22,825        421
     Regency Centers Corp. REIT                                  462,700     19,850
   --------------------------------------------------------------------------------
                                                                             56,579
   ================================================================================
   SELF STORAGE (5.9%)
     Public Storage, Inc. REIT                                   673,870     31,005
     Shurgard Storage Centers, Inc., Series A REIT               499,400     18,677
   --------------------------------------------------------------------------------
                                                                             49,682
   ================================================================================
     TOTAL COMMON STOCKS (COST $631,050)                                    806,942
   ================================================================================
   PREFERRED STOCKS (0.5%)
   LODGING/RESORTS (0.5%)
     Wyndham, Series B                                         (b)44,766      2,522
     Wyndham International, Inc., Series II                    (b)24,324      1,441
   --------------------------------------------------------------------------------
                                                                              3,963
   ================================================================================
   RESIDENTIAL APARTMENTS (0.0%)
     Atlantic Gulf Communities Corp., Series B            (a)(b)(c)2,003        @--
     Atlantic Gulf Communities Corp.
       (Registered), Series B                            (a)(b)(c)79,420        @--
   --------------------------------------------------------------------------------
                                                                                @--
   ================================================================================
     TOTAL PREFERRED STOCKS (COST $4,287)                                     3,963
   ================================================================================
   CONVERTIBLE PREFERRED STOCK (0.0%)
   RESIDENTIAL APARTMENTS (0.0%)
     Atlantic Gulf Communities Corp., Series B
       (COST $673)                                          (a)(b)57,048        @--
   --------------------------------------------------------------------------------

   The accompanying notes are an integral part of the financial statements.    1

THE UNIVERSAL INSTITUTIONAL FUNDS, INC.

Semi-Annual Report - June 30, 2004 (unaudited)

   STATEMENT OF NET ASSETS (CONT'D)

   U.S. REAL ESTATE PORTFOLIO

                                                                    FACE
                                                                  AMOUNT      VALUE
                                                                   (000)      (000)
   --------------------------------------------------------------------------------
   SHORT-TERM INVESTMENT (3.0%)
   REPURCHASE AGREEMENT (3.0%)
     J.P. Morgan Securities, Inc., 1.25%,
       dated 6/30/04, due 7/1/04,
       repurchase price $24,784
       (COST $24,783)                                    $     (d)24,783   $ 24,783
   --------------------------------------------------------------------------------
   TOTAL INVESTMENTS (99.9%) (COST $660,793)                                835,688
   ================================================================================

                                                                  AMOUNT
                                                                   (000)
   --------------------------------------------------------------------------------
   OTHER ASSETS (0.6%)
     Cash                                               $            188
     Dividends Receivable                                          3,797
     Receivable for Portfolio Shares Sold                            925
     Receivable for Investments Sold                                 347
     Interest Receivable                                               1
     Other                                                            14      5,272
   --------------------------------------------------------------------------------
   LIABILITIES (-0.5%)
     Payable for Portfolio Shares Redeemed                        (1,673)
     Investment Advisory Fees Payable                             (1,528)
     Payable for Investments Purchased                              (966)
     Administrative Fees Payable                                    (178)
     Distribution Fees on Class II Shares                            (23)
     Custodian Fees Payable                                           (4)
     Directors' Fees and Expenses Payable                             (3)
     Other Liabilities                                              (108)    (4,483)
   --------------------------------------------------------------------------------
   NET ASSETS (100%)                                                       $836,477
   ================================================================================
   NET ASSETS CONSIST OF:
   Paid-in Capital                                                         $622,867
   Undistributed (Distributions in Excess of)
     Net Investment Income                                                   25,112
   Accumulated Net Realized Gain (Loss)                                      13,603
   Unrealized Appreciation (Depreciation) on
     Investments                                                            174,895
   --------------------------------------------------------------------------------
   NET ASSETS                                                              $836,477
   ================================================================================
   CLASS I:

   NET ASSETS                                                              $714,265
   NET ASSET VALUE, OFFERING AND REDEMPTION
     PRICE PER SHARE

     Applicable to 42,762,355 outstanding $0.001 par value shares
       (authorized 500,000,000 shares)                                     $  16.70
   ================================================================================
   CLASS II:

   NET ASSETS                                                              $122,212
   NET ASSET VALUE, OFFERING AND REDEMPTION
     PRICE PER SHARE

     Applicable to 7,346,190 outstanding $0.001 par value shares
       (authorized 500,000,000 shares)                                     $  16.64
   ================================================================================

   (a)  Non-income producing security
   (b) Security was valued at fair value -- At June 30, 2004, the Portfolio held $5,213,000 of fair valued securities, representing 0.6% of net assets.
   (c) Restricted security valued at fair value and not registered under the Securities Act of 1933. Beacon Capital Partners, Inc. REIT was acquired 3/98 at a cost of $1,411,000. Atlantic Gulf Communities Corp., Series B Preferred was acquired 6/97 at a cost of $20,000. Atlantic Gulf Communities Corp. (Registered), Series B Preferred was acquired 2/00 at a cost of $794,000. At June 30, 2004, these securities had an aggregate market value of $1,177,000, representing 0.1% of net assets.
   (d) The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this statement of net assets. The investment in the repurchase agreement is through participation in a joint account with affiliated parties.
   @    Value is less than $500.
   REIT Real Estate Investment Trust

2    The accompanying notes are an integral part of the financial statements.

                                  THE UNIVERSAL INSTITUTIONAL FUNDS, INC.

                                  Semi-Annual Report - June 30, 2004 (unaudited)

   U.S. REAL ESTATE PORTFOLIO

                                                                  SIX MONTHS ENDED
                                                                     JUNE 30, 2004
   STATEMENT OF OPERATIONS                                                   (000)
   -------------------------------------------------------------------------------
   INVESTMENT INCOME:
     Dividends (net of $66 foreign taxes withheld)                         $12,356
     Interest                                                                  123
   -------------------------------------------------------------------------------
       Total Investment Income                                              12,479
   -------------------------------------------------------------------------------
   EXPENSES:
     Investment Advisory Fees (Note B)                                       3,044
     Administrative Fees (Note C)                                            1,001
     Distribution Fees on Class II Shares (Note D)                             133
     Professional Fees                                                          47
     Shareholder Reporting Fees                                                 37
     Custodian Fees (Note E)                                                    24
     Directors' Fees and Expenses                                                6
     Other                                                                      16
   -------------------------------------------------------------------------------
       Total Expenses                                                        4,308
   -------------------------------------------------------------------------------
     Distribution Fees on Class II Shares Waived (Note D)                      (38)
   -------------------------------------------------------------------------------
       Net Expenses                                                          4,270
   -------------------------------------------------------------------------------
   NET INVESTMENT INCOME (LOSS)                                              8,209
   -------------------------------------------------------------------------------
   REALIZED GAIN (LOSS) ON:
     Investments Sold                                                        5,595
   -------------------------------------------------------------------------------
   CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON:
     Investments                                                            37,403
   -------------------------------------------------------------------------------
     NET REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED
       APPRECIATION (DEPRECIATION)                                          42,998
   -------------------------------------------------------------------------------
       NET INCREASE (DECREASE) IN NET ASSETS RESULTING
         FROM OPERATIONS                                                   $51,207
   ===============================================================================

    The accompanying notes are an integral part of the financial statements.   3

THE UNIVERSAL INSTITUTIONAL FUNDS, INC.

Semi-Annual Report - June 30, 2004

   U.S. REAL ESTATE PORTFOLIO

                                                        SIX MONTHS ENDED
                                                           JUNE 30, 2004            YEAR ENDED
                                                             (UNAUDITED)     DECEMBER 31, 2003
   STATEMENT OF CHANGES IN NET ASSETS                              (000)                 (000)
   ---------------------------------------------------------------------------------------------
   INCREASE (DECREASE) IN NET ASSETS
   OPERATIONS:
     Net Investment Income (Loss)                              $   8,209            $  16,909
     Net Realized Gain (Loss)                                      5,595               12,463
     Net Change in Unrealized Appreciation
       (Depreciation)                                             37,403              154,543
   ---------------------------------------------------------------------------------------------
       Net Increase (Decrease) in Net Assets Resulting
         from Operations                                          51,207              183,915
   ---------------------------------------------------------------------------------------------
   CAPITAL SHARE TRANSACTIONS (1):
     Class I:
     Subscriptions                                               103,687              493,702
     Redemptions                                                (117,125)            (477,206)
     Class II:
     Subscriptions                                                96,022               36,733
     Redemptions                                                 (18,228)              (1,041)
   ---------------------------------------------------------------------------------------------
       Net Increase (Decrease) in Net Assets
         Resulting from Capital Share Transactions                64,356               52,188
   ---------------------------------------------------------------------------------------------
       Total Increase (Decrease) in Net Assets                   115,563              236,103
   NET ASSETS:
     Beginning of Period                                         720,914              484,811
   ---------------------------------------------------------------------------------------------
     End of Period (Including Undistributed
       (Distributions in Excess of)
       Net Investment Income of $25,112 and
         $16,903, respectively)                                $ 836,477            $ 720,914
   =============================================================================================
   (1) CAPITAL SHARE TRANSACTIONS:
       Class I:
       Shares Subscribed                                           6,355               39,124
       Shares Redeemed                                            (7,341)             (38,141)
   ---------------------------------------------------------------------------------------------
       Net Increase (Decrease) in Class I Shares
         Outstanding                                                (986)                 983
   =============================================================================================
       Class II:
       Shares Subscribed                                           5,946                2,587
       Shares Redeemed                                            (1,132)                 (70)
   ---------------------------------------------------------------------------------------------
       Net Increase (Decrease) in Class II Shares
        Outstanding                                                4,814                2,517
   =============================================================================================

4    The accompanying notes are an integral part of the financial statements.

                                  THE UNIVERSAL INSTITUTIONAL FUNDS, INC.

                                  Semi-Annual Report - June 30, 2004

   FINANCIAL HIGHLIGHTS

   U.S. REAL ESTATE PORTFOLIO

                                                                                   CLASS I
                                             --------------------------------------------------------------------------------------
                                             SIX MONTHS ENDED                           YEAR ENDED DECEMBER 31,
                                                JUNE 30, 2004      ----------------------------------------------------------------
   SELECTED PER SHARE DATA AND RATIOS             (UNAUDITED)        2003        2002         2001        2000          1999
   --------------------------------------------------------------------------------------------------------------------------------
   NET ASSET VALUE, BEGINNING OF PERIOD              $  15.58      $  11.33    $  12.08     $  11.51    $   9.11       $  9.80
   --------------------------------------------------------------------------------------------------------------------------------
   INCOME (LOSS) FROM INVESTMENT OPERATIONS
     Net Investment Income (Loss)                        0.17#         0.39#       0.42#        0.48        0.14          0.43
     Net Realized and Unrealized Gain (Loss)             0.95          3.86       (0.51)        0.65        2.53         (0.59)
   --------------------------------------------------------------------------------------------------------------------------------
       Total from Investment Operations                  1.12          4.25       (0.09)        1.13        2.67         (0.16)
   --------------------------------------------------------------------------------------------------------------------------------
   DISTRIBUTIONS FROM AND/OR IN EXCESS OF:
     Net Investment Income                                 --            --       (0.38)       (0.46)      (0.21)        (0.53)
     Net Realized Gain                                     --            --       (0.28)       (0.10)      (0.06)           --
   --------------------------------------------------------------------------------------------------------------------------------
       Total Distributions                                 --            --       (0.66)       (0.56)      (0.27)        (0.53)
   --------------------------------------------------------------------------------------------------------------------------------
   NET ASSET VALUE, END OF PERIOD                    $  16.70      $  15.58    $  11.33     $  12.08    $  11.51       $  9.11
   ================================================================================================================================
   TOTAL RETURN^                                         7.19%++      37.51%      (0.79)%       9.84%      29.27%        (1.47)%
   ================================================================================================================================
   RATIOS AND SUPPLEMENTAL DATA:
   Net Assets, End of Period (000's)                 $714,265      $681,576    $484,644     $354,879    $272,915       $15,966
   Ratio of Expenses to Average Net Assets               1.07%**       1.10%       1.10%        1.10%       1.10%         1.10%
   Ratio of Net Investment Income (Loss) to
     Average Net Assets                                  2.13%**       2.97%       3.41%        4.40%       5.15%         5.03%
   Portfolio Turnover Rate                                  3%++         30%         30%          36%         34%           40%
   --------------------------------------------------------------------------------------------------------------------------------
   Ratios Before Expenses Waived and/or
     Reimbursed by Adviser:
       Expenses to Average Net Assets                    1.07%**       1.11%       1.12%        1.15%       1.16%         1.90%
       Net Investment Income (Loss) to
         Average Net Assets                              2.13%**       2.96%       3.39%        4.35%       5.08%         4.23%
   --------------------------------------------------------------------------------------------------------------------------------

                                                                                                    CLASS II
                                                                              -----------------------------------------------------
                                                                                SIX MONTHS                         PERIOD FROM
                                                                                     ENDED                         NOVEMBER 5,
                                                                                  JUNE 30,        YEAR ENDED          2002* TO
                                                                                      2004      DECEMBER 31,      DECEMBER 31,
   SELECTED PER SHARE DATA AND RATIOS                                          (UNAUDITED)              2003              2002
   --------------------------------------------------------------------------------------------------------------------------------
   NET ASSET VALUE, BEGINNING OF PERIOD                                           $  15.54          $  11.33           $ 11.59
   --------------------------------------------------------------------------------------------------------------------------------
   INCOME (LOSS) FROM INVESTMENT OPERATIONS
     Net Investment Income (Loss)                                                     0.16#             0.47#             0.06#
     Net Realized and Unrealized Gain (Loss)                                          0.94              3.74              0.26
   --------------------------------------------------------------------------------------------------------------------------------
       Total from Investment Operations                                               1.10              4.21              0.32
   --------------------------------------------------------------------------------------------------------------------------------
   DISTRIBUTIONS FROM AND/OR IN EXCESS OF:
     Net Investment Income                                                              --                --             (0.37)
     Net Realized Gain                                                                  --                --             (0.21)
   --------------------------------------------------------------------------------------------------------------------------------
       Total Distributions                                                              --                --             (0.58)
   --------------------------------------------------------------------------------------------------------------------------------
   NET ASSET VALUE, END OF PERIOD                                                 $  16.64          $  15.54           $ 11.33
   ================================================================================================================================
   TOTAL RETURN^                                                                      7.08%++          37.16%             2.82%++
   ================================================================================================================================
   RATIOS AND SUPPLEMENTAL DATA:
   Net Assets, End of Period (000's)                                              $122,212          $ 39,338           $   167
   Ratio of Expenses to Average Net Assets                                            1.32%**           1.35%             1.35%**
   Ratio of Net Investment Income (Loss) to Average Net Assets                        1.88%**           2.72%             3.16%**
   Portfolio Turnover Rate                                                               3%++             30%               30%++
   --------------------------------------------------------------------------------------------------------------------------------
   Ratios Before Expenses Waived and/or Reimbursed by Adviser
    and/or Distributor:
       Expenses to Average Net Assets                                                 1.42%**           1.46%             1.47%**
       Net Investment Income (Loss) to Average Net Assets                             1.78%**           2.61%             3.04%**
   --------------------------------------------------------------------------------------------------------------------------------

   *    Commenced offering
   **   Annualized
   #    Per share amount is based on average shares outstanding.
   ++   Not annualized
   ^ Performance shown does not reflect fees and expenses imposed by your insurance company's separate account. If performance information included the effect of these additional charges, the total return would be lower.

    The accompanying notes are an integral part of the financial statements.   5

THE UNIVERSAL INSTITUTIONAL FUNDS, INC.

Semi-Annual Report - June 30, 2004 (unaudited)

   NOTES TO FINANCIAL STATEMENTS

   The Universal Institutional Funds, Inc., (the "Fund") is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund is comprised of sixteen separate active, diversified and non-diversified portfolios (individually referred to as a "Portfolio", collectively as the "Portfolios").

   The accompanying financial statements relate to the U.S. Real Estate Portfolio. The Portfolio seeks to provide above average current income and long-term capital appreciation by investing primarily in equity securities of companies in the U.S. real estate industry, including real estate investment trusts ("REITs"). The Portfolio's concentration in the real estate sector makes it subject to greater risk and volatility than other portfolios that are more diversified and the value of its shares may be substantially affected by economic events in the real estate industry. The Portfolio offers two classes of shares -- Class I and Class II. Both classes of shares have identical voting rights (except that shareholders of a Class have exclusive voting rights regarding any matter relating solely to that Class of shares), dividend, liquidation and other rights.

   The Fund is intended to be the funding vehicle for variable annuity contracts and variable life insurance policies to be offered by the separate accounts of certain life insurance companies.

   A. ACCOUNTING POLICIES: The following significant accounting policies are in conformity with accounting principles generally accepted in the United States. Such policies are consistently followed by the Fund in the preparation of the financial statements. Accounting principles generally accepted in the United States may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

   1. SECURITY VALUATION: Equity securities listed on a U.S. exchange are valued at the latest quoted sales price on the valuation date. Equity securities listed or traded on NAS-DAQ, for which market quotations are available, are valued at the NASDAQ Official Closing Price. Securities listed on a foreign exchange are valued at their closing price. Unlisted securities and listed securities not traded on the valuation date for which market quotations are readily available are valued at the mean between the current bid and asked prices obtained from reputable brokers. Debt securities purchased with remaining maturities of 60 days or less are valued at amortized cost, if it approximates value.

      All other securities and investments for which market values are not readily available, including restricted securities, and those securities for which it is inappropriate to determine prices in accordance with the aforementioned procedures, are valued at fair value as determined in good faith under procedures adopted by the Board of Directors, although the actual calculations may be done by others. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

   2. REPURCHASE AGREEMENTS: The Portfolios of the Fund may enter into repurchase agreements under which the Portfolio lends excess cash and takes possession of securities with an agreement that the counterparty will repurchase such securities. In connection with transactions in repurchase agreements, a bank as custodian for the Fund takes possession of the underlying securities which are held as collateral, with a market value at least equal to the amount of the repurchase transaction, including principal and accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to determine the adequacy of the collateral. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into repurchase agreements.

   3. UNFUNDED COMMITMENTS: Subject to the terms of a Subscription Agreement between the Portfolio and Cabot Industrial Value Fund, Inc., the Portfolio has made a subscription commitment of $3,000,000 for which it will receive 6,000 shares of common stock. As of June 30, 2004, Cabot Industrial Value Fund, Inc. has drawn down $321,000, which represents 10.7% of the commitment.

      Subject to the terms of a Subscription Agreement between the Portfolio and BRCP REIT LLC I, the Portfolio has made a subscription commitment of $4,800,000 for which it will receive 4,800,000 Class A Units. As of June 30, 2004, BRCP REIT LLC I has drawn down $287,255, which represents 6.0% of the commitment.

   4. OTHER: Security transactions are accounted for on the date the securities are purchased or sold. Realized gains and losses on the sale of investment securities are determined on the specific identified cost basis. Dividend income is recorded on the ex-dividend date (except for certain foreign

                                  THE UNIVERSAL INSTITUTIONAL FUNDS, INC.

                                  Semi-Annual Report - June 30, 2004 (unaudited)

   NOTES TO FINANCIAL STATEMENTS (CONT'D)

      dividends that may be recorded as soon as the Fund is informed of such dividends), net of applicable withholding taxes where recovery of such taxes is not reasonably assured. Interest income is recognized on the accrual basis except where collection is in doubt. Discounts and premiums on securities purchased are amortized according to the effective yield method over their respective lives. Most expenses of the Fund can be directly attributed to a particular Portfolio. Expenses which cannot be directly attributed are apportioned among the Portfolios based upon relative net assets. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets.

      The U.S. Real Estate Portfolio owns shares of real estate investment trusts ("REITs") which report information on the source of their distributions annually. A portion of distributions received from REITs during the year is estimated to be a return of capital and is recorded as a reduction of their cost.

   B. INVESTMENT ADVISORY FEES: Morgan Stanley Investment Management Inc. ("MS Investment Management"), a wholly-owned subsidiary of Morgan Stanley, provides the Portfolio with investment advisory services for a fee, paid quarterly, at the annual rate based on average daily net assets as follows:

                                FROM $500
                   FIRST $500  MILLION TO   MORE THAN
                      MILLION  $1 BILLION  $1 BILLION
                 --------------------------------------
                         0.80%       0.75%       0.70%

   MS Investment Management has agreed to reduce fees payable to it and to reimburse the Portfolio, if necessary, to the extent that the annual operating expenses expressed as a percentage of average daily net assets, exceed the maximum ratio of 1.10% for Class I shares and 1.35% for Class II shares.

   C. ADMINISTRATOR: MS Investment Management (the "Administrator") also provides the Portfolio with administrative services pursuant to an administrative agreement for a monthly fee which on an annual basis equals 0.25% of the average daily net assets of the Portfolio, plus reimbursement of out-of-pocket expenses. Under an agreement between the Administrator and J.P. Morgan Investor Services Co. ("JPMIS"), a corporate affiliate of JPMorgan Chase Bank, JPMIS provides certain administrative services to the Fund. For such services, the Administrator pays JPMIS a portion of the fee the Administrator receives from the Fund. An employee of JPMIS is an officer of the Fund.

   D. DISTRIBUTOR: Morgan Stanley & Co., Incorporated (the "Distributor"), a wholly-owned subsidiary of Morgan Stanley, serves as the distributor of the Fund and provides the Portfolio's Class II shareholders with distribution services pursuant to a Distribution Plan (the "Plan") in accordance with Rule 12b-1 under the Investment Company Act of 1940. Under the Plan, the Portfolio is authorized to pay the Distributor a distribution fee, which is accrued daily and paid monthly, at a rate of 0.35% of the Portfolio's average daily net assets attributable to Class II shares. The Distributor has voluntarily agreed to waive 0.10% of the 0.35% distribution fee that it may receive.

   E. CUSTODIAN: JPMorgan Chase Bank serves as custodian for the Fund in accordance with a custodian agreement. The Custodian holds cash, securities, and other assets of the fund as required by the 1940 Act.

   F. CONTRACTUAL OBLIGATIONS: The Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

   G. FEDERAL INCOME TAXES: It is each Portfolio's intention to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for Federal income taxes is required in the financial statements. Distributions from the Portfolio are recorded on the ex-dividend date.

   Certain Portfolios may be subject to taxes imposed by countries in which they invest. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and net unrealized appreciation as these amounts are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

   The tax character of distributions paid may differ from the character of distributions shown on the Statement of Changes in Net Assets due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during 2003 and 2002 was as follows:

                        2003 DISTRIBUTIONS        2002 DISTRIBUTIONS
                            PAID FROM:                PAID FROM:
                     -----------------------   ------------------------
                     ORDINARY      LONG-TERM   ORDINARY       LONG-TERM
                       INCOME   CAPITAL GAIN     INCOME    CAPITAL GAIN
                        (000)          (000)      (000)           (000)
                     --------------------------------------------------
                          $--            $--    $15,408         $11,203

   The amount and character of income and capital gain distributions to be paid by the Portfolio are determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States. The book/tax differences are either considered temporary or permanent in nature.

THE UNIVERSAL INSTITUTIONAL FUNDS, INC.

Semi-Annual Report - June 30, 2004 (unaudited)

   NOTES TO FINANCIAL STATEMENTS (CONT'D)

   Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains and losses on certain investment transactions and the timing of the deductibility of certain expenses.

   Permanent book and tax basis differences may result in reclassifications among undistributed (distributions in excess of) net investment income (or accumulated net investment loss), accumulated net realized gain (loss) and paid-in capital. These differences were primarily due to the differing treatments of return of capital and long-term capital gains adjustments relating to the REIT holdings.

   At December 31, 2003, the Portfolio had distributable earnings on a tax basis as follows:

                      UNDISTRIBUTED       UNDISTRIBUTED
                           ORDINARY           LONG-TERM
                             INCOME        CAPITAL GAIN
                              (000)               (000)
                     ----------------------------------
                           $21,249              $ 9,950

   At June 30, 2004, cost and unrealized appreciation (depreciation) for U.S. Federal income tax purposes of the investments of the Portfolio were:

                                                                 NET
                                                        APPRECIATION
                 COST   APPRECIATION   DEPRECIATION   (DEPRECIATION)
                (000)          (000)          (000)            (000)
         -----------------------------------------------------------
             $660,793       $189,182       $(14,287)        $174,895

   H. OTHER: The Portfolio owns shares of REITs which report information on the source of their distributions annually. A portion of distributions received from REITs during the year is estimated to be a return of capital and is recorded as a reduction of their cost.

   For the six months ended June 30, 2004, purchases and sales of investment securities for the Portfolio, other than long-term U.S. Government securities and short-term investments, were approximately $105,853,000 and $23,953,000, respectively. There were no purchases and sales of long-term U.S. Government securities for the six months ended June 30, 2004.

   At June 30, 2004, the Portfolio had otherwise unaffiliated record owners of 10% or greater. Investment activities of these shareholders could have a material impact on the Portfolio. The aggregate percentage of such owners was 53.8% and 87.2%, for Class I and Class II, respectively.

                                  THE UNIVERSAL INSTITUTIONAL FUNDS, INC.

                                  Semi-Annual Report - June 30, 2004 (unaudited)

   DIRECTOR AND OFFICER INFORMATION

   DIRECTORS                                     OFFICERS
   Michael Bozic                                 Charles A. Fiumefreddo
                                                 CHAIRMAN OF THE BOARD
   Charles A. Fiumefreddo
                                                 Mitchell M. Merin
   Edwin J. Garn                                 PRESIDENT

   Wayne E. Hedien                               Ronald E. Robison
                                                 EXECUTIVE VICE PRESIDENT AND PRINCIPAL EXECUTIVE OFFICER
   James F. Higgins
                                                 Amy R. Doberman
   Dr. Manuel H. Johnson                         VICE PRESIDENT

   Joseph J. Kearns                              Barry Fink
                                                 VICE PRESIDENT
   Michael Nugent
                                                 Joseph J. McAlinden
   Fergus Reid                                   VICE PRESIDENT

   INVESTMENT ADVISER AND ADMINISTRATOR          Stefanie V. Chang
   Morgan Stanley Investment Management Inc.*    VICE PRESIDENT
   1221 Avenue of the Americas
   New York, New York 10020                      James W. Garrett
                                                 TREASURER AND CHIEF FINANCIAL OFFICER
   DISTRIBUTOR
   Morgan Stanley & Co. Incorporated             Michael J. Leary
   1221 Avenue of the Americas                   ASSISTANT TREASURER
   New York, New York 10020
                                                 Mary E. Mullin
   CUSTODIAN                                     SECRETARY
   JPMorgan Chase Bank
   270 Park Avenue                               LEGAL COUNSEL
   New York, New York 10017                      Clifford Chance US LLP
                                                 31 West 52nd Street
                                                 New York, New York 10019

                                                 INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
                                                 Ernst & Young LLP
                                                 200 Clarendon Street
                                                 Boston, Massachusetts 02116-5072

   *Doing business in certain instances as Miller Anderson, Van Kampen or Morgan Stanley Asset Management.

   This report is authorized for distribution only when preceded or accompanied by the prospectus of The Universal Institutional Funds, Inc. which describes in detail each Investment Portfolio's investment policies, risks, fees and expenses. Please read the prospectus carefully before you invest or send money. For additional information, including information regarding the investments comprising the Portfolio, please visit our website at www.morganstanley.com/im.

   PROXY VOTING POLICIES AND PROCEDURES AND PROXY VOTING RECORD

   A copy of (1) the Fund's policies and procedures with respect to the voting of proxies relating to the Fund's portfolio securities; and (2) how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge, upon request, by calling 1 (800) 281-2715 or by visiting our website at www.morganstanley.com/im. This information is also available on the Securitiesand Exchange Commission's website at http://www.sec.gov.

                              THE UNIVERSAL INSTITUTIONAL FUNDS, INC.

[MORGAN STANLEY LOGO]         SEMI-ANNUAL REPORT - JUNE 30, 2004


CORE PLUS FIXED INCOME PORTFOLIO

                              THE UNIVERSAL INSTITUTIONAL FUNDS, INC.

                              Semi-Annual Report - June 30, 2004 (unaudited)

   STATEMENT OF NET ASSETS

   CORE PLUS FIXED INCOME PORTFOLIO

                                                                             FACE
                                                                           AMOUNT             VALUE
                                                                            (000)             (000)
   ------------------------------------------------------------------------------------------------
   FIXED INCOME SECURITIES (108.1%)
   AGENCY ADJUSTABLE RATE MORTGAGES (0.7%)
     Government National Mortgage Association,
       Adjustable Rate Mortgages
       3.375%, 1/20/25 - 2/20/28                                      $       587          $    588
       3.435%, 1/20/25                                                         74                74
       4.375%, 4/20/25 - 6/20/25                                              905               907
       4.625%, 12/20/25 - 11/20/27                                            111               113
       4.75%, 7/20/25 - 9/20/27                                               217               220
   ------------------------------------------------------------------------------------------------
                                                                                              1,902
   ================================================================================================
   AGENCY FIXED RATE MORTGAGES (44.8%)
     Federal Home Loan Mortgage Corporation,
       Conventional Pools
       10.00%, 10/1/10                                                          5                 6
       10.50%, 1/1/10 - 5/1/19                                                  7                 8
       11.50%, 10/1/15 - 5/1/19                                                40                45
     Federal Home Loan Mortgage Corporation,
       Gold Pools
       6.50%, 1/1/28 - 11/1/33                                             12,055            12,587
       7.00%, 3/1/32                                                           38                40
       7.50%, 6/1/20 - 11/1/32                                              6,565             7,073
       8.00%, 8/1/30 - 1/1/31                                                 205               222
       8.50%, 1/1/29 - 8/1/30                                                 193               210
       9.50%, 12/1/22                                                          21                23
       10.00%, 6/1/17                                                          26                29
     Federal Home Loan Mortgage Corporation,
       July TBA
       5.00%, 7/1/19                                                     (a)3,050             3,052
       7.50%, 7/1/34                                                       (a)350               376
     Federal Home Loan Mortgage Corporation,
       August TBA
       6.00%, 8/1/34                                                     (a)5,750             5,849
     Federal National Mortgage Association,
       Conventional Pools
       6.50%, 1/1/29 - 10/1/33                                             16,051            16,748
       7.00%, 10/1/27 - 3/1/34                                             14,272            15,087
       7.50%, 5/1/25 - 8/1/32                                               4,650             4,986
       8.00%, 11/1/14 - 9/1/32                                              7,820             8,480
       8.50%, 4/1/30 - 9/1/32                                               2,519             2,741
       9.50%, 11/1/21 - 4/1/30                                                397               449
       10.00%, 9/1/10 - 5/1/22                                                126               141
       10.50%, 1/1/16 - 5/1/22                                                997             1,119
       11.00%, 6/1/19 - 11/1/20                                               436               494
       11.50%, 11/1/19                                                          8                 9
       12.00%, 11/1/11                                                         10                12
       13.00%, 10/1/15                                                          2                 2
     Federal National Mortgage Association,
       July TBA
       4.50%, 7/1/19                                                     (a)6,250             6,107
       5.00%, 7/1/19                                                     (a)3,150             3,154
       5.50%, 7/1/19 - 7/1/34                                           (a)17,725            17,917
       6.50%, 7/1/34                                                     (a)2,300             2,395
     Federal National Mortgage Association,
       August TBA
       5.00%, 8/1/19                                                     (a)3,025             3,018
       5.50%, 8/1/19 - 8/1/34                                           (a)13,450            13,498
       6.50%, 8/1/34                                                  $  (a)2,300          $  2,387
     Government National Mortgage Association,
       Various Pools
       9.00%, 11/15/17 - 1/15/25                                              243               273
       9.50%, 10/15/16 - 11/15/21                                             862               973
       10.00%, 11/15/09 - 6/15/22                                           1,254             1,406
       10.50%, 1/15/18 - 8/15/20                                              140               158
       11.00%, 12/15/09 - 1/15/16                                              28                32
       11.50%, 2/15/13 - 8/15/13                                                7                 8
       12.00%, 12/15/12 - 12/15/14                                             23                26
   ------------------------------------------------------------------------------------------------
                                                                                            131,140
   ================================================================================================
   ASSET BACKED CORPORATE (5.6%)
     Bank One Issuance Trust
       3.59%, 5/17/10                                                       2,000             1,995
     Centex Home Equity
       1.833%, 9/25/19                                                      1,437             1,430
     Citibank Credit Card Issuance Trust
       6.875%, 11/16/09                                                     1,730             1,899
     Ford Credit Auto Owner Trust
       1.62%, 8/15/05                                                         388               389
     Harley-Davidson Motorcycle Trust
       1.56%, 5/15/07                                                         729               729
     Honda Auto Receivables Owner Trust
       1.46%, 9/19/05                                                         452               452
       2.52%, 2/15/07                                                       1,900             1,903
     Lehman ABS Manufactured Housing Contract
       3.01%, 3/15/10                                                          62                58
     MBNA Master Credit Card Trust USA
       5.90%, 8/15/11                                                         400               429
       7.00%, 2/15/12                                                       1,350             1,512
       7.80%, 10/15/12                                                      1,400             1,636
     Residential Funding Mortgage Securities II
       1.48%, 2/25/13                                                      (b)650               650
     TXU Electric Delivery Transition Bond Co.
       4.81%, 11/17/14                                                        375               375
     Wells Fargo Financial Auto Owner Trust
       1.47%, 3/15/07                                                       1,500             1,492
     Whole Auto Loan Trust
       1.88%, 6/15/05                                                         107               107
     World Omni Auto Receivables Trust
       2.58%, 7/12/07                                                       1,300             1,301
   ------------------------------------------------------------------------------------------------
                                                                                             16,357
   ================================================================================================
   COLLATERALIZED MORTGAGE OBLIGATIONS -
   AGENCY COLLATERAL SERIES (2.6%)
     Federal Home Loan Mortgage Corporation, IO
       5.00%, 9/15/14 - 6/15/17                                             7,788               895
       6.00%, 5/1/31                                                        1,454               315
       6.50%, 4/1/28                                                        1,260               261
       7.50%, 12/1/29                                                         101                21
       8.00%, 1/1/28 - 7/1/31                                                 177                37
     Federal Home Loan Mortgage Corporation,
       IO, Inv Fl
       6.85%, 3/15/32                                                         941                88
       6.90%, 3/15/32                                                         715                68
       7.311%, 10/15/29                                                       131                 9

   The accompanying notes are an integral part of the financial statements.    1

THE UNIVERSAL INSTITUTIONAL FUNDS, INC.

Semi-Annual Report - June 30, 2004 (unaudited)

   STATEMENT OF NET ASSETS (CONT'D)

   CORE PLUS FIXED INCOME PORTFOLIO

                                                                             FACE
                                                                           AMOUNT             VALUE
                                                                            (000)             (000)
   ------------------------------------------------------------------------------------------------
   COLLATERALIZED MORTGAGE OBLIGATIONS -
   AGENCY COLLATERAL SERIES (CONT'D)
     Federal National Mortgage Association
       2.115%, 10/25/42                                                $       98          $     98
       3.25%, 6/25/33                                                         604               605
       3.471%, 11/25/33                                                     1,299             1,306
       7.00%, 9/25/32                                                       1,120             1,179
     Federal National Mortgage Association, IO
       5.00%, 2/25/15                                                       3,056               262
       6.00%, 8/25/32 - 5/25/33                                             1,848               417
       6.50%, 1/4/33 - 2/25/33                                              3,555               766
       7.00%, 4/25/33                                                       1,569               329
       7.50%, 11/1/29                                                         352                77
       8.00%, 4/1/24 - 8/1/31                                               1,655               335
       9.00%, 11/1/26                                                          24                 5
     Federal National Mortgage Association,
       IO, Inv Fl
       6.45%, 2/17/31                                                         479                45
       6.90%, 12/25/27                                                        151                 6
       7.00%, 12/25/29                                                        362                23
       7.10%, 10/25/28                                                        351                27
       7.50%, 3/18/30                                                         113                 7
     Government National Mortgage Association,
       IO, Inv Fl
       6.48%, 9/16/31                                                         267                21
       6.875%, 9/16/27                                                        224                21
       6.90%, 4/16/29                                                       1,579               138
       7.10%, 8/16/31                                                         250                23
       7.40%, 9/20/30                                                         449                44
       7.45%, 12/16/29                                                        321                36
       7.50%, 8/16/29                                                         398                41
   ------------------------------------------------------------------------------------------------
                                                                                              7,505
   ================================================================================================
   FEDERAL AGENCY (1.0%)
     Federal Home Loan Mortgage Corporation
       5.125%, 11/7/13                                                      2,935             2,879
   ------------------------------------------------------------------------------------------------
   FINANCE (5.3%)
     AIG SunAmerica Global Financing VI
       6.30%, 5/10/11                                                      (c)700               753
     Axa Financial, Inc.
       6.50%, 4/1/08                                                           85                92
     Citigroup, Inc.
       5.625%, 8/27/12                                                        390               401
       6.00%, 2/21/12                                                         155               165
     Countrywide Home Loans, Inc.
       3.25%, 5/21/08                                                         645               621
     EOP Operating LP
       4.75%, 3/15/14                                                          80                74
       6.763%, 6/15/07                                                        100               108
       7.50%, 4/19/29                                                          60                64
       7.875%, 7/15/31                                                        215               241
     Farmers Exchange Capital
       7.05%, 7/15/28                                                      (c)705               678
     Farmers Insurance Exchange
       8.625%, 5/1/24                                                      (c)250               281
     General Electric Capital Corp.
       4.25%, 12/1/10                                                  $      280          $    273
       6.75%, 3/15/32                                                         580               625
     Goldman Sachs Group, Inc.
       5.25%, 10/15/13                                                        410               399
       6.875%, 1/15/11                                                        625               687
     Hartford Financial Services Group, Inc.
       2.375%, 6/1/06                                                         315               310
       7.90%, 6/15/10                                                         235               273
     Household Finance Corp.
       4.125%, 12/15/08                                                       185               182
       5.875%, 2/1/09                                                         475               502
       6.75%, 5/15/11                                                         320               350
       8.00%, 7/15/10                                                         195               227
     iStar Financial, Inc.
       7.00%, 3/15/08                                                         165               176
     JPMorgan Chase & Co.
       5.35%, 3/1/07                                                          415               435
       6.00%, 2/15/09                                                          80                85
       6.625%, 3/15/12                                                        210               227
       7.00%, 11/15/09                                                        275               306
     Mantis Reef Ltd.
       4.692%, 11/14/08                                                    (c)630               623
     MBNA Corp.
       6.125%, 3/1/13                                                         685               709
     Nationwide Mutual Insurance Co.
       8.25%, 12/1/31                                                      (c)475               562
     Newcourt Credit Group, Inc.
       6.875%, 2/16/05                                                        310               319
     Prudential Holdings LLC
       7.245%, 12/18/23                                                  (c)1,730             1,966
       8.695%, 12/18/23                                                    (c)270               325
     Reckson Operating Partnership LP
       5.15%, 1/15/11                                                         290               281
     Rouse Co.
       3.625%, 3/15/09                                                        195               185
       5.375%, 11/26/13                                                        90                87
     Washington Mutual Bank FA
       5.50%, 1/15/13                                                          75                75
     Washington Mutual, Inc.
       8.25%, 4/1/10                                                          390               455
     World Financial Properties
       6.91%, 9/1/13                                                     (c)1,278             1,390
   ------------------------------------------------------------------------------------------------
                                                                                             15,512
   ================================================================================================
   INDUSTRIALS (14.0%)
     Abitibi-Consolidated, Inc.
       8.55%, 8/1/10                                                          490               519
       8.85%, 8/1/30                                                          340               333
     Aetna, Inc.
       7.875%, 3/1/11                                                         740               855
     Albertson's, Inc.
       7.50%, 2/15/11                                                         280               316
     Allied Waste North America
       6.50%, 11/15/10                                                     (c)135               134
       8.50%, 12/1/08                                                         195               214

2    The accompanying notes are an integral part of the financial statements.

                              THE UNIVERSAL INSTITUTIONAL FUNDS, INC.

                              Semi-Annual Report - June 30, 2004 (unaudited)

   STATEMENT OF NET ASSETS (CONT'D)

   CORE PLUS FIXED INCOME PORTFOLIO

                                                                             FACE
                                                                           AMOUNT             VALUE
                                                                            (000)             (000)
   ------------------------------------------------------------------------------------------------
   INDUSTRIALS (CONT'D)
     Altria Group, Inc.
       7.00%, 11/4/13                                                  $      305          $    311
       7.75%, 1/15/27                                                         315               323
     Amerada Hess Corp.
       7.875%, 10/1/29                                                        650               704
     Anthem Insurance Cos., Inc.
       9.125%, 4/1/10                                                      (c)215               264
     AT&T Corp.
       8.05%, 11/15/11                                                         75                77
       8.75%, 11/15/31                                                        540               528
     AT&T Wireless Services, Inc.
       8.75%, 3/1/31                                                          250               306
     Autonation, Inc.
       9.00%, 8/1/08                                                          110               125
     Avnet, Inc.
       9.75%, 2/15/08                                                          95               108
     BAT International Finance plc
       4.875%, 2/25/09                                               EUR      420               522
     Bowater Canada Finance Corp.
       7.95%, 11/15/11                                                 $      845               877
     Clear Channel Communications, Inc.
       7.65%, 9/15/10                                                         250               282
     Comcast Cable Communications, Inc.
       6.75%, 1/30/11                                                         270               292
       8.375%, 5/1/07                                                          75                84
     Conoco, Inc.
       6.95%, 4/15/29                                                         500               552
     Constellation Energy Group, Inc.
       7.60%, 4/1/32                                                          100               111
     Consumers Energy Co.
       4.00%, 5/15/10                                                         195               185
       4.80%, 2/17/09                                                         275               276
       5.375%, 4/15/13                                                         80                78
     Continental Airlines, Inc.
       6.545%, 2/2/19                                                         253               237
       6.648%, 9/15/17                                                        434               406
       6.90%, 1/2/18                                                          112               106
       7.461%, 4/1/15                                                          57                53
     D.R. Horton, Inc.
       6.875%, 5/1/13                                                         315               323
     DaimlerChrysler NA Holding Corp.
       7.30%, 1/15/12                                                         440               481
       8.50%, 1/18/31                                                         455               524
     Deutsche Telekom International Finance BV
       8.25%, 6/15/30                                                         480               586
     Echostar DBS Corp.
       6.375%, 10/1/11                                                        395               391
     Electronic Data Systems Corp.
       6.00%, 8/1/13                                                          270               258
       7.125%, 10/15/09                                                       170               178
     Federated Department Stores, Inc.
       6.90%, 4/1/29                                                   $      275          $    286
       7.00%, 2/15/28                                                         155               163
     FedEx Corp.
       2.65%, 4/1/07                                                       (c)325               316
     FMC Corp.
       10.25%, 11/1/09                                                         85                98
     Ford Motor Credit Co.
       7.25%, 10/25/11                                                        805               842
       7.375%, 10/28/09                                                       495               529
     France Telecom S.A.
       7.00%, 12/23/09                                               EUR      250               344
     General Motors Acceptance Corp.
       4.50%, 7/15/06                                                  $      245               248
       6.875%, 9/15/11                                                      1,565             1,607
       8.00%, 11/1/31                                                         585               601
     Glencore Nickel Property Ltd.
       9.00%, 12/1/14                                                      (d)180               @--
     GTE Corp.
       6.94%, 4/15/28                                                         675               691
     Harrah's Operating Co., Inc.
       5.50%, 7/1/10                                                       (c)255               257
       8.00%, 2/1/11                                                          410               463
     HCA, Inc.
       6.30%, 10/1/12                                                         400               401
       7.19%, 11/15/15                                                        225               234
       7.50%, 12/15/23                                                        140               137
       7.69%, 6/15/25                                                         190               189
       8.70%, 2/10/10                                                          50                57
       9.00%, 12/15/14                                                        110               128
     Health Net, Inc.
       8.375%, 4/15/11                                                        660               773
     Hertz Corp.
       7.625%, 8/15/07                                                         85                91
     Hilton Hotels Corp.
       7.625%, 12/1/12                                                        500               540
     Honeywell International, Inc.
       6.125%, 11/1/11                                                        380               408
     Hutchison Whampoa International Ltd.
       5.45%, 11/24/10                                                     (c)240               236
       6.50%, 2/13/13                                                      (c)300               301
     Hyatt Equities LLC
       6.875%, 6/15/07                                                     (c)380               404
     ICI Wilmington, Inc.
       4.375%, 12/1/08                                                        230               226
     Inco Ltd.
       7.20%, 9/15/32                                                         200               211
       7.75%, 5/15/12                                                         460               524
     International Paper Co.
       4.25%, 1/15/09                                                         325               320
     Iron Mountain, Inc.
       6.625%, 1/1/16                                                         180               165
       7.75%, 1/15/15                                                         268               267

   The accompanying notes are an integral part of the financial statements.    3

THE UNIVERSAL INSTITUTIONAL FUNDS, INC.

Semi-Annual Report - June 30, 2004 (unaudited)

   STATEMENT OF NET ASSETS (CONT'D)

   CORE PLUS FIXED INCOME PORTFOLIO

                                                                             FACE
                                                                           AMOUNT             VALUE
                                                                            (000)             (000)
   ------------------------------------------------------------------------------------------------
   INDUSTRIALS (CONT'D)
     Kennametal, Inc.
       7.20%, 6/15/12                                                  $      440          $    466
     Kerr-McGee Corp.
       5.875%, 9/15/06                                                         95                99
       6.875%, 9/15/11                                                        140               151
       7.875%, 9/15/31                                                        290               321
     Kraft Foods, Inc.
       5.625%, 11/1/11                                                        545               555
       6.25%, 6/1/12                                                          295               311
     Kroger Co.
       7.50%, 4/1/31                                                          140               155
     Lenfest Communications, Inc.
       7.625%, 2/15/08                                                        245               269
     Lockheed Martin Corp.
       7.75%, 5/1/26                                                          105               122
       8.50%, 12/1/29                                                         145               182
     Marathon Oil Corp.
       6.80%, 3/15/32                                                         135               140
     MGM Mirage, Inc.
       8.50%, 9/15/10                                                         515               559
     Miller Brewing Co.
       4.25%, 8/15/08                                                      (c)375               374
     Mohawk Industries, Inc.
       7.20%, 4/15/12                                                         130               144
     Nevada Power Co.
       9.00%, 8/15/13                                                         275               300
     News America Holdings
       7.75%, 2/1/24                                                          140               159
     News America, Inc.
       7.28%, 6/30/28                                                         125               136
       7.30%, 4/30/28                                                         375               408
     Nexen, Inc.
       5.05%, 11/20/13                                                        295               283
     Olivetti Finance N.V.
       5.875%, 1/24/08                                               EUR      225               293
     Owens-Brockway
       7.75%, 5/15/11                                                  $      255               266
       8.75%, 11/15/12                                                        170               185
     Packaging Corp. of America
       5.75%, 8/1/13                                                          210               209
     Panhandle Eastern Pipe Line Co.
       2.75%, 3/15/07                                                         100                96
     Pemex Project Funding Master Trust
       7.375%, 12/15/14                                                       465               477
       8.625%, 2/1/22                                                         495               517
       9.125%, 10/13/10                                                       180               207
     Petro-Canada
       5.35%, 7/15/33                                                         285               243
     Raytheon Co.
       8.30%, 3/1/10                                                          245               288
     Sappi Papier Holding AG
       6.75%, 6/15/12                                                      (c)260               278
     Schering-Plough Corp.
       5.30%, 12/1/13                                                         195               192
     Sealed Air Corp.
       5.625%, 7/15/13                                                 $   (c)320          $    317
     Smithfield Foods, Inc.
       7.75%, 5/15/13                                                          60                63
       8.00%, 10/15/09                                                        420               455
     Sprint Capital Corp.
       8.375%, 3/15/12                                                        265               305
       8.75%, 3/15/32                                                         145               169
     Starwood Hotels & Resorts Worldwide, Inc.
       7.375%, 5/1/07                                                          95               100
       7.875%, 5/1/12                                                         415               446
     Station Casinos, Inc.
       6.00%, 4/1/12                                                          305               297
     Systems 2001 Asset Trust
       6.664%, 9/15/13                                                     (c)722               780
     TCI Communications, Inc.
       7.875%, 2/15/26                                                        190               215
     Tenet Healthcare Corp.
       6.875%, 11/15/31                                                       185               146
       7.375%, 2/1/13                                                         365               332
     Time Warner, Inc.
       7.625%, 4/15/31                                                        595               646
       7.70%, 5/1/32                                                          160               175
     Toys R Us, Inc.
       7.375%, 10/15/18                                                       310               288
       7.875%, 4/15/13                                                        170               172
     Transcontinental Gas Pipe Line Corp.
       8.875%, 7/15/12                                                        125               142
     Tyco International Group S.A.
       5.80%, 8/1/06                                                          145               151
       6.375%, 10/15/11                                                       220               234
       6.75%, 2/15/11                                                          90                98
     Verizon Global Funding Corp.
       7.75%, 12/1/30                                                         250               282
     Verizon New England, Inc.
       6.50%, 9/15/11                                                         120               128
     Waste Management, Inc.
       7.00%, 7/15/28                                                         355               370
       7.375%, 5/15/29                                                        375               408
     Weyerhaeuser Co.
       6.00%, 8/1/06                                                          230               242
       6.75%, 3/15/12                                                         595               645
     WPP Finance UK Corp.
       5.875%, 6/15/14                                                     (c)440               443
     Xerox Corp.
       7.125%, 6/15/10                                                        365               374
     Yum! Brands, Inc.
       8.875%, 4/15/11                                                        240               290
   ------------------------------------------------------------------------------------------------
                                                                                             41,074
   ================================================================================================
   OTHER MORTGAGES (0.5%)
     Countrywide Alternative Loan Trust
       1.53%, 7/25/34                                                      (b)750               750
     Thornburg Mortgage Securities Trust
       1.49%, 6/25/44                                                      (b)850               850
   ------------------------------------------------------------------------------------------------
                                                                                              1,600
   ================================================================================================

4    The accompanying notes are an integral part of the financial statements.

                              THE UNIVERSAL INSTITUTIONAL FUNDS, INC.

                              Semi-Annual Report - June 30, 2004 (unaudited)

   STATEMENT OF NET ASSETS (CONT'D)

   CORE PLUS FIXED INCOME PORTFOLIO

                                                                             FACE
                                                                           AMOUNT             VALUE
                                                                            (000)             (000)
   ------------------------------------------------------------------------------------------------
   SOVEREIGN (0.5%)
     United Mexican States
       8.375%, 1/14/11                                                 $      830          $    940
     United Mexican States MTN
       8.00%, 9/24/22                                                         155               161
       8.30%, 8/15/31                                                         400               420
   ------------------------------------------------------------------------------------------------
                                                                                              1,521
   ================================================================================================
   U.S. TREASURY SECURITIES (30.5%)
     U.S. Treasury Bond
       6.125%, 8/15/29                                                      4,125             4,539
       7.625%, 2/15/25                                                        750               963
       8.125%, 8/15/19                                                      2,750             3,603
       8.50%, 2/15/20                                                       8,400            11,369
       8.75%, 8/15/20                                                       1,600             2,217
     U.S. Treasury Note
       3.50%, 11/15/06                                                      2,000             2,026
       3.875%, 2/15/13                                                        800               765
     U.S. Treasury Strip, IO
       4.063%, 5/15/10                                                      1,500             1,177
       4.589%, 5/15/11                                                      3,900             2,890
       4.773%, 5/15/16                                                      5,500             2,983
       4.925%, 8/15/18                                                      1,700               793
       5.307%, 5/15/19                                                      3,400             1,508
       5.353%, 8/15/19                                                      2,500             1,091
       5.394%, 2/15/19                                                      3,000             1,353
       5.395%, 8/15/20                                                      7,850             3,217
       5.423%, 2/15/20                                                     11,630             4,922
       5.431%, 5/15/20                                                     12,675             5,291
       5.452%, 2/15/21                                                     10,375             4,129
       5.473%, 11/15/21                                                    11,625             4,416
       5.481%, 11/15/19                                                     2,850             1,227
       5.513%, 2/15/22                                                      1,750               654
       5.533%, 2/15/23                                                      7,000             2,458
       5.55%, 8/15/22                                                       7,150             2,587
       5.554%, 5/15/21                                                     33,630            13,158
       5.612%, 11/15/22                                                     1,950               696
     U.S. Treasury Strip, PO
       5/15/21 - 11/15/21                                                  26,150             9,280
   ------------------------------------------------------------------------------------------------
                                                                                             89,312
   ================================================================================================
   UTILITIES (2.6%)
     Arizona Public Service Co.
       5.80%, 6/30/14                                                         265               266
     CenterPoint Energy Resources Corp.
       7.75%, 2/15/11                                                         280               312
     Cincinnati Gas & Electric Co.
       5.375%, 6/15/33                                                        140               121
       5.40%, 6/15/33                                                         150               130
       5.70%, 9/15/12                                                         195               200
     Columbus Southern Power Co.
       6.60%, 3/1/33                                                          375               383
     Consolidated Natural Gas Co.
       6.25%, 11/1/11                                                         425               453
     Detroit Edison Co.
       6.125%, 10/1/10                                                        205               219
     Entergy Gulf States, Inc.
       3.60%, 6/1/08                                                   $      195          $    188
     Exelon Corp.
       6.75%, 5/1/11                                                          295               321
     FirstEnergy Corp.
       6.45%, 11/15/11                                                        390               405
     GulfTerra Energy Partners LP
       6.25%, 6/1/10                                                          265               269
       8.50%, 6/1/10                                                          245               268
     Monongahela Power Co.
       5.00%, 10/1/06                                                         210               215
     Nisource Finance Corp.
       7.625%, 11/15/05                                                       240               255
     Northwest Pipeline Corp.
       8.125%, 3/1/10                                                          90                97
     Ohio Edison Co.
       5.45%, 5/1/15                                                          305               291
     Ohio Power Co.
       6.60%, 2/15/33                                                         165               169
     Pacific Gas & Electric Co.
       6.05%, 3/1/34                                                          430               406
     PSEG Energy Holdings LLC
       7.75%, 4/16/07                                                         410               432
       8.625%, 2/15/08                                                        155               167
     Ras Laffan Liquefied Natural Gas Co., Ltd.
       8.294%, 3/15/14                                                     (c)415               467
     Southern California Edison Co.
       5.00%, 1/15/14                                                          75                73
     Texas - New Mexico Power Co.
       6.25%, 1/15/09                                                         260               261
     Texas Eastern Transmission LP
       7.00%, 7/15/32                                                         295               309
     TXU Corp.
       6.375%, 6/15/06                                                        180               190
     TXU Energy Co.
       7.00%, 3/15/13                                                         275               300
     Westar Energy, Inc.
       6.00%, 7/1/14                                                          260               265
     Wisconsin Electric Power Co.
       5.625%, 5/15/33                                                         95                89
   ------------------------------------------------------------------------------------------------
                                                                                              7,521
   ================================================================================================
     TOTAL FIXED INCOME SECURITIES (COST $316,798)                                          316,323
   ================================================================================================

                                                                           SHARES
   ------------------------------------------------------------------------------------------------
   PREFERRED STOCK (0.3%)
   OTHER MORTGAGES (0.3%)
     Home Ownership Funding Corp.,
       13.33%, (COST $719)                                               (c)1,550               673
   ------------------------------------------------------------------------------------------------

                                                                             FACE
                                                                           AMOUNT
                                                                            (000)
   ------------------------------------------------------------------------------------------------
   SHORT-TERM INVESTMENTS (10.3%)
   DISCOUNT NOTES (8.5%)
     Federal Home Loan Bank,
       1.15%, 8/25/04                                                  $   10,000             9,981

   The accompanying notes are an integral part of the financial statements.    5

THE UNIVERSAL INSTITUTIONAL FUNDS, INC.

Semi-Annual Report - June 30, 2004 (unaudited)

   STATEMENT OF NET ASSETS (CONT'D)

   CORE PLUS FIXED INCOME PORTFOLIO

                                                                             FACE
                                                                           AMOUNT             VALUE
                                                                            (000)             (000)
   ------------------------------------------------------------------------------------------------
   DISCOUNT NOTES (CONT'D)
     Federal National Mortgage Association,
       1.15%, 7/12/04                                                  $   10,000          $  9,996
       1.30%, 9/8/04                                                        5,000             4,987
   ------------------------------------------------------------------------------------------------
                                                                                             24,964
   ================================================================================================
   REPURCHASE AGREEMENT (1.5%)
     J.P. Morgan Securities, Inc., 1.25%,
       dated 6/30/04, due 7/1/04,
       repurchase price $4,312                                           (e)4,312             4,312
   ------------------------------------------------------------------------------------------------
   U.S. TREASURY SECURITIES (0.3%)
     U.S. Treasury Bills
       0.94%, 7/15/04                                                      (f)100               100
       0.98%, 9/23/04                                                      (f)820               818
   ------------------------------------------------------------------------------------------------
                                                                                                918
   ================================================================================================
     TOTAL SHORT-TERM INVESTMENTS (COST $30,196)                                             30,194
   ================================================================================================
   TOTAL INVESTMENTS (118.7%) (COST $347,713)                                               347,190
   ================================================================================================

                                                                           AMOUNT
                                                                            (000)
   ------------------------------------------------------------------------------------------------
   OTHER ASSETS (10.5%)
     Receivable for Forward Commitments                                $   24,151
     Net Unrealized Appreciation on
       Swap Agreements                                                      4,353
     Interest Receivable                                                    2,199
     Receivable for Investments Sold                                          151
     Receivable for Portfolio Shares Sold                                      37
     Other                                                                      6            30,897
   ------------------------------------------------------------------------------------------------
   LIABILITIES (-29.2%)
     Payable for Forward Commitments                                      (81,252)
     Interest Payable for Swap Agreements                                  (2,110)
     Payable for Investments Purchased                                     (1,303)
     Investment Advisory Fees Payable                                        (281)
     Payable for Portfolio Shares Redeemed                                   (268)
     Due to Broker                                                           (137)
     Administrative Fees Payable                                              (66)
     Net Unrealized Depreciation on
       Foreign Currency Exchange Contracts                                    (20)
     Distribution Fees on Class II Shares                                      (3)
     Custodian Fees Payable                                                    (2)
     Directors' Fees and Expenses Payable                                      (2)
     Other Liabilities                                                        (82)          (85,526)
   ------------------------------------------------------------------------------------------------
   NET ASSETS (100%)                                                                       $292,561
   ================================================================================================

                                                                                             AMOUNT
                                                                                              (000)
   ------------------------------------------------------------------------------------------------
   NET ASSETS CONSIST OF:
   Paid-in Capital                                                                         $275,250
   Undistributed (Distributions in Excess of)
     Net Investment Income                                                                   15,235
   Accumulated Net Realized Gain (Loss)                                                      (1,475)
   Unrealized Appreciation (Depreciation) on:
     Investments                                                                               (523)
     Foreign Currency Exchange Contracts
       and Translations                                                                         (20)
     Futures Contracts                                                                         (259)
     Swap Agreements                                                                          4,353
   ------------------------------------------------------------------------------------------------
   NET ASSETS                                                                              $292,561
   ================================================================================================
   CLASS I:

   NET ASSETS                                                                              $278,348
   NET ASSET VALUE, OFFERING AND REDEMPTION
     PRICE PER SHARE
     Applicable to 23,927,489 outstanding $0.001 par value
       shares (authorized 500,000,000 shares)                                              $  11.63
   ================================================================================================
   CLASS II:

   NET ASSETS                                                                              $ 14,213
   NET ASSET VALUE, OFFERING AND REDEMPTION
     PRICE PER SHARE
     Applicable to 1,225,283 outstanding $0.001 par value
       shares (authorized 500,000,000 shares)                                              $  11.60
   ================================================================================================

   (a)     Security is subject to delayed delivery.
   (b) Variable/Floating Rate Security -- Interest rate changes on these instruments are based on changes in designated base rates. The rates shown are those in effect on June 30, 2004.
   (c) 144A Security -- certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
   (d) Security was valued at fair value -- At June 30, 2004, the Portfolio held fair valued security valued at less than $500, representing less than 0.05% of net assets.
   (e) The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this statement of net assets. The investment in the repurchase agreement is through participation in a joint account with affiliated parties.
   (f) A portion of the security was pledged to cover margin requirements for futures contracts.
   @       Value is less than $500.
   EUR     Euro
   Inv Fl Inverse Floating Rate Security -- interest rate fluctuates with an inverse relationship to an associated interest rate. The rates shown are those in effect on June 30, 2004.
   IO      Interest Only
   MTN     Medium-Term Note
   PO      Principal Only
   TBA     To Be Announced

6    The accompanying notes are an integral part of the financial statements.

                              THE UNIVERSAL INSTITUTIONAL FUNDS, INC.

                              Semi-Annual Report - June 30, 2004 (unaudited)

   STATEMENT OF NET ASSETS (CONT'D)

   CORE PLUS FIXED INCOME PORTFOLIO

   FOREIGN CURRENCY EXCHANGE CONTRACT INFORMATION:

     The Portfolio had the following foreign currency exchange contract(s) open at period end:

                                                                         NET
      CURRENCY                                 IN                     UNREALIZED
         TO                                 EXCHANGE                 APPRECIATION
      DELIVER        VALUE     SETTLEMENT     FOR         VALUE     (DEPRECIATION)
       (000)         (000)        DATE       (000)        (000)         (000)
   -------------------------------------------------------------------------------
   EUR     539     $   657      7/26/04     US$   638    $   638        $  (19)
   EUR     432         526      9/28/04     US$   525        525            (1)
                   -------                               -------        ------
                   $ 1,183                               $ 1,163        $  (20)
                   =======                               =======        ======

   FUTURES CONTRACTS:

     The Portfolio had the following futures contract(s) open at period end:

                                                                             NET
                                                                          UNREALIZED
                                 NUMBER                                  APPRECIATION
                                   OF         VALUE      EXPIRATION     (DEPRECIATION)
                                CONTRACTS     (000)         DATE             (000)
   -----------------------------------------------------------------------------------
   LONG:
   2 Year U.S.
     Treasury Note                  8        $ 1,684       Sep-04           $   2
   U.S. Long Bond                  49          5,212       Sep-04              93
   SHORT:
   5 Year U.S.
     Treasury Note                181         19,672       Sep-04            (162)
   10 Year U.S.
     Treasury Note                140         15,306       Sep-04            (192)
                                                                            -----
                                                                            $(259)
                                                                            =====

   The accompanying notes are an integral part of the financial statements.    7

THE UNIVERSAL INSTITUTIONAL FUNDS, INC.

Semi-Annual Report - June 30, 2004 (unaudited)

   CORE PLUS FIXED INCOME PORTFOLIO

                                                                                            SIX MONTHS ENDED
                                                                                               JUNE 30, 2004
   STATEMENT OF OPERATIONS                                                                             (000)
   ---------------------------------------------------------------------------------------------------------
   INVESTMENT INCOME:
     Interest                                                                                        $ 5,239
     Dividends                                                                                            26
   ---------------------------------------------------------------------------------------------------------
       Total Investment Income                                                                         5,265
   ---------------------------------------------------------------------------------------------------------
   EXPENSES:
     Investment Advisory Fees (Note B)                                                                   616
     Administrative Fees (Note C)                                                                        399
     Shareholder Reporting Fees                                                                           36
     Professional Fees                                                                                    27
     Distribution Fees on Class II Shares (Note D)                                                        18
     Custodian Fees (Note E)                                                                              13
     Directors' Fees and Expenses                                                                          2
     Interest Expense                                                                                      1
     Other                                                                                                 9
   ---------------------------------------------------------------------------------------------------------
       Total Expenses                                                                                  1,121
   ---------------------------------------------------------------------------------------------------------
     Investment Advisory Fees Waived (Note B)                                                            (25)
     Distribution Fees on Class II Shares Waived (Note D)                                                 (5)
   ---------------------------------------------------------------------------------------------------------
       Net Expenses                                                                                    1,091
   ---------------------------------------------------------------------------------------------------------
   NET INVESTMENT INCOME                                                                               4,174
   ---------------------------------------------------------------------------------------------------------
   REALIZED GAIN (LOSS) ON:
     Investments Sold                                                                                  1,841
     Foreign Currency Transactions                                                                       (23)
     Futures Contracts                                                                                   907
     Swap Agreements                                                                                    (989)
   ---------------------------------------------------------------------------------------------------------
       Net Realized Gain (Loss)                                                                        1,736
   ---------------------------------------------------------------------------------------------------------
   CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON:
     Investments                                                                                      (6,663)
     Foreign Currency Exchange Contracts and Translations                                                 55
     Futures Contracts                                                                                  (252)
     Swap Agreements                                                                                   3,738
   ---------------------------------------------------------------------------------------------------------
       Net Change in Unrealized Appreciation (Depreciation)                                           (3,122)
   ---------------------------------------------------------------------------------------------------------
     NET REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)                    (1,386)
   ---------------------------------------------------------------------------------------------------------
       NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                               $ 2,788
   =========================================================================================================

8    The accompanying notes are an integral part of the financial statements.

                              THE UNIVERSAL INSTITUTIONAL FUNDS, INC.

                              Semi-Annual Report - June 30, 2004

   CORE PLUS FIXED INCOME PORTFOLIO

                                                                                       SIX MONTHS ENDED
                                                                                          JUNE 30, 2004           YEAR ENDED
                                                                                            (UNAUDITED)    DECEMBER 31, 2003
   STATEMENT OF CHANGES IN NET ASSETS                                                             (000)                (000)
   -------------------------------------------------------------------------------------------------------------------------
   INCREASE (DECREASE) IN NET ASSETS
   OPERATIONS:
     Net Investment Income                                                                     $  4,174             $  7,362
     Net Realized Gain (Loss)                                                                     1,736                2,727
     Net Change in Unrealized Appreciation (Depreciation)                                        (3,122)               3,804
   -------------------------------------------------------------------------------------------------------------------------
       Net Increase (Decrease) in Net Assets Resulting from Operations                            2,788               13,893
   -------------------------------------------------------------------------------------------------------------------------
   DISTRIBUTIONS FROM AND/OR IN EXCESS OF:
     Class I:
     Net Investment Income                                                                           --                 (190)
     Net Realized Gain                                                                               --               (2,412)
     Class II*:
     Net Investment Income                                                                           --                   (1)
     Net Realized Gain                                                                               --                   (7)
   -------------------------------------------------------------------------------------------------------------------------
       Total Distributions                                                                           --               (2,610)
   -------------------------------------------------------------------------------------------------------------------------
   CAPITAL SHARE TRANSACTIONS (1):
     Class I:
     Subscriptions                                                                               21,271              104,809
     Distributions Reinvested                                                                        --                2,602
     Redemptions                                                                                (72,669)             (72,518)
     Class II*:
     Subscriptions                                                                                8,229                8,275
     Distributions Reinvested                                                                        --                    8
     Redemptions                                                                                   (925)              (1,521)
   -------------------------------------------------------------------------------------------------------------------------
       Net Increase (Decrease) in Net Assets Resulting
         from Capital Share Transactions                                                        (44,094)              41,655
   -------------------------------------------------------------------------------------------------------------------------
     Total Increase (Decrease) in Net Assets                                                    (41,306)              52,938
   NET ASSETS:
     Beginning of Period                                                                        333,867              280,929
   -------------------------------------------------------------------------------------------------------------------------
     End of Period (Including Undistributed (Distributions in Excess of)
       Net Investment Income of $15,235 and $11,061, respectively)                             $292,561             $333,867
   =========================================================================================================================
   (1) CAPITAL SHARE TRANSACTIONS:
       Class I:
       Shares Subscribed                                                                          1,826                9,248
       Shares Issued on Distributions Reinvested                                                     --                  229
       Shares Redeemed                                                                           (6,234)              (6,399)
   -------------------------------------------------------------------------------------------------------------------------
       Net Increase (Decrease) in Class I Shares Outstanding                                     (4,408)               3,078
   =========================================================================================================================
       Class II*:
       Shares Subscribed                                                                            709                  729
       Shares Issued on Distributions Reinvested                                                     --                    1
       Shares Redeemed                                                                              (80)                (134)
   -------------------------------------------------------------------------------------------------------------------------
       Net Increase (Decrease) in Class II Shares Outstanding                                       629                  596
   =========================================================================================================================

   * Class II shares initial offering was on May 1, 2003.

   The accompanying notes are an integral part of the financial statements.    9

THE UNIVERSAL INSTITUTIONAL FUNDS, INC.

Semi-Annual Report - June 30, 2004 (unaudited)

   CORE PLUS FIXED INCOME PORTFOLIO

                                                                                                         SIX MONTHS ENDED
                                                                                                            JUNE 30, 2004
   STATEMENT OF CASH FLOWS                                                                                          (000)
   ----------------------------------------------------------------------------------------------------------------------
   CASH FLOWS FROM OPERATING ACTIVITIES:
     Proceeds from Sales and Maturities of Investments                                                          $ 137,853
     Purchases of Investments                                                                                     (86,408)
     Net (Increase) Decrease in Short-Term Investments                                                             62,718
     Net Realized Gain (Loss) on Foreign Currency Transactions                                                        (23)
     Net Realized Gain (Loss) on Futures Contracts                                                                    907
     Net Realized Gain (Loss) on Swap Agreements                                                                     (989)
     Net Investment Income                                                                                          4,174
   ADJUSTMENTS TO RECONCILE NET INVESTMENT INCOME TO NET CASH PROVIDED (USED) IN OPERATING ACTIVITIES:
     Net (Increase) Decrease in Receivables Related to Operations                                                     180
     Net Increase (Decrease) in Payables Related to Operations                                                      1,153
     Accretion/Amortization of Discounts and Premiums                                                                 (95)
   ----------------------------------------------------------------------------------------------------------------------
       Net Cash Provided (Used) in Operating Activities                                                           119,470
   ----------------------------------------------------------------------------------------------------------------------
   CASH FLOWS FROM FINANCING ACTIVITIES:
     Proceeds from Portfolio Shares Sold                                                                           29,555
     Payment on Portfolio Shares Redeemed                                                                         (73,411)
     Proceeds from Sales of Forward Commitments                                                                   425,954
     Purchases of Forward Commitments                                                                            (501,568)
   ----------------------------------------------------------------------------------------------------------------------
       Net Cash Provided (Used) in Financing Activities                                                          (119,470)
   ----------------------------------------------------------------------------------------------------------------------
       Net Increase (Decrease) in Cash                                                                                 --
   CASH AT BEGINNING OF PERIOD                                                                                         --
   ----------------------------------------------------------------------------------------------------------------------
   CASH AT END OF PERIOD                                                                                        $      --
   ======================================================================================================================

10   The accompanying notes are an integral part of the financial statements.

                              THE UNIVERSAL INSTITUTIONAL FUNDS, INC.

                              Semi-Annual Report - June 30, 2004

   FINANCIAL HIGHLIGHTS
   CORE PLUS FIXED INCOME PORTFOLIO

                                                                                             CLASS I
                                                      ----------------------------------------------------------------------------
                                                      SIX MONTHS ENDED                     YEAR ENDED DECEMBER 31,
                                                         JUNE 30, 2004     -------------------------------------------------------
   SELECTED PER SHARE DATA AND RATIOS                      (UNAUDITED)          2003        2002        2001       2000       1999
   -------------------------------------------------------------------------------------------------------------------------------
   NET ASSET VALUE, BEGINNING OF PERIOD                   $  11.54          $  11.12    $  10.85    $  10.51    $ 10.05    $ 10.70
   -------------------------------------------------------------------------------------------------------------------------------
   INCOME (LOSS) FROM INVESTMENT OPERATIONS
     Net Investment Income                                    0.16#             0.27#       0.39#       0.42       0.64       0.50
     Net Realized and Unrealized Gain (Loss)                 (0.07)             0.25        0.41        0.56       0.47      (0.67)
   -------------------------------------------------------------------------------------------------------------------------------
       Total from Investment Operations                       0.09              0.52        0.80        0.98       1.11      (0.17)
   -------------------------------------------------------------------------------------------------------------------------------
   DISTRIBUTIONS FROM AND/OR IN EXCESS OF:
     Net Investment Income                                      --             (0.01)      (0.41)      (0.46)     (0.65)     (0.48)
     Net Realized Gain                                          --             (0.09)      (0.12)      (0.18)        --         --
   -------------------------------------------------------------------------------------------------------------------------------
       Total Distributions                                      --             (0.10)      (0.53)      (0.64)     (0.65)     (0.48)
   -------------------------------------------------------------------------------------------------------------------------------
   NET ASSET VALUE, END OF PERIOD                         $  11.63          $  11.54    $  11.12    $  10.85    $ 10.51    $ 10.05
   ===============================================================================================================================
   TOTAL RETURN ~                                             0.78%++           4.64%       7.33%       9.32%     11.08%     (1.63)%
   ===============================================================================================================================
   RATIOS AND SUPPLEMENTAL DATA:
   Net Assets, End of Period (000's)                      $278,348          $327,000    $280,929    $153,339    $91,343    $69,865
   Ratio of Expenses to Average Net Assets                    0.70%**           0.70%       0.70%       0.70%      0.70%      0.70%
   Ratio of Net Investment Income to
       Average Net Assets                                     2.72%**           2.36%       3.49%       4.89%      6.52%      6.06%
   Portfolio Turnover Rate                                     151%++^           123%         90%         71%        73%       100%
   -------------------------------------------------------------------------------------------------------------------------------
   Ratios Before Expenses Waived and/or Reimbursed by Adviser:
         Expenses to Average Net Assets                       0.72%**           0.73%       0.73%       0.71%      0.89%      0.96%
         Net Investment Income to Average Net Assets          2.70%**           2.33%       3.46%       4.88%      6.33%      5.80%
   -------------------------------------------------------------------------------------------------------------------------------

                                                                                                        CLASS II
                                                                                           ----------------------------------
                                                                                              SIX MONTHS         PERIOD FROM
                                                                                                   ENDED        MAY 1, 2003*
                                                                                           JUNE 30, 2004     TO DECEMBER 31,
   SELECTED PER SHARE DATA AND RATIOS                                                        (UNAUDITED)                2003
   --------------------------------------------------------------------------------------------------------------------------
   NET ASSET VALUE, BEGINNING OF PERIOD                                                         $ 11.52            $ 11.37
   --------------------------------------------------------------------------------------------------------------------------
   INCOME (LOSS) FROM INVESTMENT OPERATIONS
     Net Investment Income                                                                         0.14#              0.14#
     Net Realized and Unrealized Gain (Loss)                                                      (0.06)              0.11
   --------------------------------------------------------------------------------------------------------------------------
       Total from Investment Operations                                                            0.08               0.25
   --------------------------------------------------------------------------------------------------------------------------
   DISTRIBUTIONS FROM AND/OR IN EXCESS OF:
     Net Investment Income                                                                           --              (0.01)
     Net Realized Gain                                                                               --              (0.09)
   --------------------------------------------------------------------------------------------------------------------------
       Total Distributions                                                                           --              (0.10)
   --------------------------------------------------------------------------------------------------------------------------
   NET ASSET VALUE, END OF PERIOD                                                               $ 11.60            $ 11.52
   ==========================================================================================================================
   TOTAL RETURN ~                                                                                  0.69%++            2.16%++
   ==========================================================================================================================
   RATIOS AND SUPPLEMENTAL DATA:
   Net Assets, End of Period (000's)                                                            $14,213            $ 6,867
   Ratio of Expenses to Average Net Assets                                                         0.95%**            0.95%**
   Ratio of Net Investment Income to Average Net Assets                                            2.47%**            2.11%**
   Portfolio Turnover Rate                                                                          151%++^            123%++
   --------------------------------------------------------------------------------------------------------------------------
   Ratios Before Expenses Waived and/or Reimbursed by Adviser and/or Distributor:
       Expenses to Average Net Assets                                                              1.07%**            1.08%**
       Net Investment Income to Average Net Assets                                                 2.35%**            1.98%**
   --------------------------------------------------------------------------------------------------------------------------

   *    Commenced offering
   **   Annualized
   #    Per share amount is based on average shares outstanding.
   ++   Not annualized
   ~ Performance shown does not reflect fees and expenses imposed by your insurance company's separate account. If performance information included the effect of these additional charges, the total return would be lower.
   ^ The Portfolio's turnover rate is calculated by dividing the lesser of purchases and sales of securities for a fiscal year by the average monthly value of portfolio securities during such fiscal year. The turnover rate may vary greatly from year to year as well as within a year. The Portfolio's current year turnover rate reflects mortgage pool forward commitments as purchases and sales, which was not the case in past years. The inclusion of such securities caused the reported turnover rate to be higher during the period than in previous fiscal years.

   The accompanying notes are an integral part of the financial statements.   11

THE UNIVERSAL INSTITUTIONAL FUNDS, INC.

Semi-Annual Report - June 30, 2004 (unaudited)

   NOTES TO FINANCIAL STATEMENTS

   The Universal Institutional Funds, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund is comprised of sixteen separate active, diversified and non-diversified portfolios (individually referred to as a "Portfolio", collectively as the "Portfolios").

   The accompanying financial statements relate to the Core Plus Fixed Income Portfolio. The Portfolio seeks above-average total return over a market cycle of three to five years by investing primarily in a diversified portfolio of investment grade fixed income securities, particularly U.S. government, corporate and mortgage securities. The Portfolio offers two classes of shares -- Class I and Class II. Both classes of shares have identical voting rights (except that shareholders of a Class have exclusive voting rights regarding any matter relating solely to that Class of shares), dividend, liquidation and other rights.

   The Fund is intended to be the funding vehicle for variable annuity contracts and variable life insurance policies to be offered by the separate accounts of certain life insurance companies.

   A. ACCOUNTING POLICIES: The following significant accounting policies are in conformity with accounting principles generally accepted in the United States. Such policies are consistently followed by the Fund in the preparation of the financial statements. Accounting principles generally accepted in the United States may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

   1. SECURITY VALUATION: Equity securities listed on a U.S. exchange are valued at the latest quoted sales price on the valuation date. Equity securities listed or traded on NASDAQ, for which market quotations are available, are valued at the NASDAQ Official Closing Price. Securities listed on a foreign exchange are valued at their closing price. Unlisted securities and listed securities not traded on the valuation date for which market quotations are readily available are valued at the mean between the current bid and asked prices obtained from reputable brokers. Bonds and other fixed income securities may be valued according to the broadest and most representative market. In addition, bonds and other fixed income securities may be valued on the basis of prices provided by a pricing service. The prices provided by a pricing service take into account broker dealer market price quotations for institutional size trading in similar groups of securities, security quality, maturity, coupon and other security characteristics as well as any developments related to the specific securities. Debt securities purchased with remaining maturities of 60 days or less are valued at amortized cost, if it approximates market value.

      All other securities and investments for which market values are not readily available, including restricted securities, and those securities for which it is inappropriate to determine prices in accordance with the aforementioned procedures, are valued at fair value as determined in good faith under procedures adopted by the Board of Directors, although the actual calculations may be done by others. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

      Most foreign markets close before the New York Stock Exchange (NYSE). Occasionally, developments that could affect the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If these developments are expected to materially affect the value of the securities, the valuations may be adjusted to reflect the estimated fair value as of the close of the NYSE, as determined in good faith under procedures established by the Board of Directors.

   2. REPURCHASE AGREEMENTS: The Portfolios of the Fund may enter into repurchase agreements under which the Portfolio lends excess cash and takes possession of securities with an agreement that the counterparty will repurchase such securities. In connection with transactions in repurchase agreements, a bank as custodian for the Fund takes possession of the underlying securities which are held as collateral, with a market value at least equal to the amount of the repurchase transaction, including principal and accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to determine the adequacy of the collateral. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into repurchase agreements.

   3. FORWARD COMMITMENTS AND WHEN-ISSUED/ DELAYED DELIVERY SECURITIES: The Portfolio may make

                              THE UNIVERSAL INSTITUTIONAL FUNDS, INC.

                              Semi-Annual Report - June 30, 2004 (unaudited)

   NOTES TO FINANCIAL STATEMENTS (CONT'D)

      forward commitments to purchase or sell securities. Payment and delivery for securities which have been purchased or sold on a forward commitment basis can take place up to 120 days after the date of the transaction. Additionally, the Portfolio may purchase securities on a when-issued or delayed delivery basis. Securities purchased on a when-issued or delayed delivery basis are purchased for delivery beyond the normal settlement date at a stated price and yield, and no income accrues to the Portfolio on such securities prior to delivery. When the Portfolio enters into a purchase transaction on a when-issued or delayed delivery basis, it establishes either a segregated account in which it maintains liquid assets in an amount at least equal in value to the Portfolio's commitments to purchase such securities or designates such assets as segregated on the Portfolio's records. Purchasing securities on a forward commitment or when-issued or delayed-delivery basis may involve a risk that the market price at the time of delivery may be lower than the agreed upon purchase price, in which case there could be an unrealized loss at the time of delivery. Purchasing investments on a when issued or delayed delivery basis may be considered a form of leverage which may increase the impact that gains or losses may have on the Portfolio.

   4. FUTURES: The Portfolio may purchase and sell futures contracts. Futures contracts provide for the sale by one party and purchase by another party of a specified amount of a specified security, index, instrument or basket of instruments. Futures contracts (secured by cash or government securities deposited with brokers or custodians as "initial margin") are valued based upon their quoted daily settlement prices; changes in initial settlement value (represented by cash paid to or received from brokers as "variation margin") are accounted for as unrealized appreciation (depreciation). When futures contracts are closed, the difference between the opening value at the date of purchase and the value at closing is recorded as realized gains or losses in the Statement of Operations. Due from (to) broker is comprised of initial margin and variation margin, as stated in the Statement of Net Assets.

      The Portfolio may use futures contracts in order to manage exposure to the stock and bond markets, to hedge against unfavorable changes in the value of securities or to remain fully invested and to reduce transaction costs. Futures contracts involve market risk in excess of the amounts recognized in the Statement of Net Assets. Risks arise from the possible movements in security values underlying these instruments. The change in value of futures contracts primarily corresponds with the value of their underlying instruments, which may not correlate with the change in value of the hedged investments. In addition, there is the risk that the Portfolio may not be able to enter into a closing transaction because of an illiquid secondary market.

   5. SWAP AGREEMENTS: The Portfolio may enter into swap agreements to exchange one return or cash flow for another return or cash flow in order to hedge against unfavorable changes in the value of securities or to remain fully invested and to reduce transaction costs. Cash collateral for swap agreements, if applicable, is deposited with the broker serving as counterparty to the agreement, and is included in "Due from (to) Broker" on the Statement of Net Assets. The following summarizes swaps which may be entered into by the Portfolio.

      INTEREST RATE SWAPS: Interest rate swaps involve the exchange of commitments to pay and receive interest based on a notional principal amount. Net periodic interest payments to be received or paid are accrued daily and are recorded in the Statement of Operations as an adjustment to interest income. In a zero-coupon interest rate swap, payments only occur at maturity, at which time one counterparty pays the total compounded fixed rate over the life of the swap and the other pays the total compounded floating rate that would have been earned had a series of LIBOR investments been rolled over through the life of the swap. Interest rate swaps are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as unrealized appreciation or depreciation in the Statement of Operations.

      TOTAL RETURN SWAPS: Total return swaps involve commitments to pay interest in exchange for a market-linked return based on a notional amount. To the extent the total return of the security, instrument or basket of instruments underlying the transaction exceeds or falls short of the offsetting interest obligation, the Portfolio will receive a payment from or make a payment to the counterparty, respectively. Total return swaps are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as appreciation or depreciation in the Statement of Operations. Periodic payments received or made at the end of each measurement period are recorded as realized gains or losses in the Statement of Operations.

      Realized gains or losses on maturity or termination of swap agreements are presented in the Statement of Operations. Because there is no organized market for these swap agreements, the value of open swaps reported in the Statement of Net Assets may differ from that which would be realized in the event the Portfolio terminated its position in the agreement. Risks may arise upon entering into these agreements from the potential inability of the counterparties to meet the terms of the agreements and are generally limited

THE UNIVERSAL INSTITUTIONAL FUNDS, INC.

Semi-Annual Report - June 30, 2004 (unaudited)

   NOTES TO FINANCIAL STATEMENTS (CONT'D)

      to the amount of net interest payments to be received and/ or favorable movements in the value of the underlying security, instrument or basket of instruments, if any, at the date of default.

      Risks also arise from potential losses from adverse market movements, and such losses could exceed the related amounts shown in the Statement of Net Assets.

      At June 30, 2004, the Portfolio had open swap agreements as follows:

                                                                                                                  NET UNREALIZED
                                 NOTIONAL                                                                          APPRECIATION
                    TERMINATION   AMOUNT                                                                          (DEPRECIATION)
   COUNTERPARTY        DATE       (000)    TYPE  PAY                    RECEIVE                                        (000)
   -----------------------------------------------------------------------------------------------------------------------------
   Bank of
     America           8/31/04    $4,600   TRS   3 month LIBOR          Index Return(1)                               $    2
                       9/30/04     6,300   IRS   fixed rate of 2.3932%  3 month LIBOR                                    (12)
                      10/27/04     4,300   TRS   3 month LIBOR          Index Return(1)                                  @--
   Citigroup           2/15/19     3,000   ZCS   at maturity            compounded 3 month LIBOR                         129
                       5/15/19     2,900   ZCS   at maturity            compounded 3 month LIBOR less 7.125 bps           68
                      11/15/19     1,150   ZCS   at maturity            compounded 3 month LIBOR less 7.9 bps             21
                       2/15/20     1,200   ZCS   at maturity            compounded 3 month LIBOR less 3.1 bps             60
                       2/15/20     1,200   ZCS   at maturity            compounded 3 month LIBOR less 2.75 bps            59
                       2/15/20     4,200   ZCS   at maturity            compounded 3 month LIBOR less 4.14 bps           180
                       2/15/20     2,025   ZCS   at maturity            compounded 3 month LIBOR less 4.882 bps           83
                       5/15/20     1,275   ZCS   at maturity            compounded 3 month LIBOR less 6 bps               43
                       5/15/20     5,450   ZCS   at maturity            compounded 3 month LIBOR less 5.75 bps           161
                       5/15/20     3,750   ZCS   at maturity            compounded 3 month LIBOR less 3.1 bps            128
                       5/15/20     1,750   ZCS   at maturity            compounded 3 month LIBOR less 9.75 bps            93
                       8/15/20     1,850   ZCS   at maturity            compounded 3 month LIBOR less 7.25 bps            46
                       2/15/21     1,500   ZCS   at maturity            compounded 3 month LIBOR less 7.25 bps            24
                       5/15/21     6,000   ZCS   at maturity            compounded 3 month LIBOR less 8 bps               77
                       5/15/21     1,400   ZCS   at maturity            compounded 3 month LIBOR less 7.5 bps             17
                       5/15/21     1,400   ZCS   at maturity            compounded 3 month LIBOR less 7.5 bps             19
                       5/15/21     4,000   ZCS   at maturity            compounded 3 month LIBOR less 7.5 bps             39
                       5/15/21     1,070   ZCS   at maturity            compounded 3 month LIBOR less 7.5 bps              9
                       5/15/21     1,130   ZCS   at maturity            compounded 3 month LIBOR less 7.75 bps            13
                       5/15/21     1,180   ZCS   at maturity            compounded 3 month LIBOR less 7.25 bps            10
                       5/15/21     3,900   ZCS   at maturity            compounded 3 month LIBOR less 3.75 bps           122
                       5/15/21     1,950   ZCS   at maturity            compounded 3 month LIBOR less 4.5 bps             70
                       5/15/21     1,950   ZCS   at maturity            compounded 3 month LIBOR less 3 bps              131
                       5/15/21     5,750   ZCS   at maturity            compounded 3 month LIBOR less 4.5 bps            444
                      11/15/21     1,950   ZCS   at maturity            compounded 3 month LIBOR less 4.5 bps             56
                      11/15/21     6,750   ZCS   at maturity            compounded 3 month LIBOR less 3.7 bps            175
                      11/15/21     1,950   ZCS   at maturity            compounded 3 month LIBOR less 4.25 bps            56
                       2/15/22     1,750   ZCS   at maturity            compounded 3 month LIBOR less 10 bps              85
                       8/15/22     2,300   ZCS   at maturity            compounded 3 month LIBOR less 7 bps               20
                       8/15/22     3,000   ZCS   at maturity            compounded 3 month LIBOR less 10 bps             153
                       2/15/23     2,000   ZCS   at maturity            compounded 3 month LIBOR less 11.5 bps            89
                       2/15/23     5,000   ZCS   at maturity            compounded 3 month LIBOR less 12 bps             136
   Credit Suisse
     First Boston      5/15/16     5,500   ZCS   at maturity            compounded 3 month LIBOR                         185
                       8/15/18     1,700   ZCS   at maturity            compounded 3 month LIBOR                          13
                       5/15/19       500   ZCS   at maturity            compounded 3 month LIBOR                          20
                       8/15/19     2,500   ZCS   at maturity            compounded 3 month LIBOR                          21
                      11/15/19     1,700   ZCS   at maturity            compounded 3 month LIBOR                          11
                       2/15/21     4,150   ZCS   at maturity            compounded 3 month LIBOR                          33
                       5/15/21     5,850   ZCS   at maturity            compounded 3 month LIBOR                         168
                       5/15/21     5,850   ZCS   at maturity            compounded 3 month LIBOR                         213
                       5/15/21     1,950   ZCS   at maturity            compounded 3 month LIBOR                          98

                              THE UNIVERSAL INSTITUTIONAL FUNDS, INC.

                              Semi-Annual Report - June 30, 2004 (unaudited)

   NOTES TO FINANCIAL STATEMENTS (CONT'D)

                                                                                                                  NET UNREALIZED
                                 NOTIONAL                                                                          APPRECIATION
                    TERMINATION   AMOUNT                                                                          (DEPRECIATION)
   COUNTERPARTY        DATE       (000)    TYPE  PAY                    RECEIVE                                        (000)
   -----------------------------------------------------------------------------------------------------------------------------
   Goldman Sachs       2/15/20    $1,130   ZCS   at maturity            compounded 3 month LIBOR                      $   13
                       2/15/20       700   ZCS   at maturity            compounded 3 month LIBOR                          29
                       2/15/20     1,175   ZCS   at maturity            compounded 3 month LIBOR                          49
                       5/15/20       450   ZCS   at maturity            compounded 3 month LIBOR                          22
                       8/15/20     6,000   ZCS   at maturity            compounded 3 month LIBOR                         303
                       2/15/21     4,500   ZCS   at maturity            compounded 3 month LIBOR                          26
                       2/15/21       225   ZCS   at maturity            compounded 3 month LIBOR                           7
                      11/15/21     1,950   ZCS   at maturity            compounded 3 month LIBOR                          72
                      11/15/21     3,425   ZCS   at maturity            compounded 3 month LIBOR                          98
                       8/15/22     1,850   ZCS   at maturity            compounded 3 month LIBOR                          42
                      11/15/22     1,950   ZCS   at maturity            compounded 3 month LIBOR                         124
                                                                                                                  --------------
                                                                                                                      $4,353
                                                                                                                  ==============

   (1) Receive if positive (pay if negative), the total rate of return on the Banc of America Securities LLC AAA 10-year Commercial Mortgage-Backed Securities Daily Index.

   @    -- Value is less than $500.

   bps  -- basis points

   IRS  -- Interest Rate Swap

   TRS  -- Total Return Swap

   ZCS  -- Zero Coupon Interest Rate Swap

   6. OTHER: Security transactions are accounted for on the date the securities are purchased or sold. Realized gains and losses on the sale of investment securities are determined on the specific identified cost basis. Dividend income is recorded on the ex-dividend date (except for certain foreign dividends that may be recorded as soon as the Fund is informed of such dividends), net of applicable withholding taxes where recovery of such taxes is not reasonably assured. Interest income is recognized on the accrual basis except where collection is in doubt. Discounts and premiums on securities purchased are amortized according to the effective yield method over their respective lives. Most expenses of the Fund can be directly attributed to a particular Portfolio. Expenses which cannot be directly attributed are apportioned among the Portfolios based upon relative net assets. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets.

   B. INVESTMENT ADVISORY FEES: Morgan Stanley Investment Management Inc. ("MS Investment Management"), a wholly-owned subsidiary of Morgan Stanley, provides the Portfolio with investment advisory services for a fee, paid quarterly, at the annual rate based on average daily net assets as follows:

                            FROM $500
            FIRST $500     MILLION TO       MORE THAN
               MILLION     $1 BILLION      $1 BILLION
            -----------------------------------------
                  0.40%          0.35%          0.30%

   MS Investment Management has agreed to reduce fees payable to it and to reimburse the Portfolio, if necessary, to the extent that the annual operating expenses expressed as a percentage of average daily net assets, exceed the maximum ratio of 0.70% for Class I shares and 0.95% for Class II shares.

   C. ADMINISTRATOR: MS Investment Management (the "Administrator") also provides the Portfolio with administrative services pursuant to an administrative agreement for a monthly fee which on an annual basis equals 0.25% of the average daily net assets of the Portfolio, plus reimbursement of out-of-pocket expenses. Under an agreement between the Administrator and J.P. Morgan Investor Services Co. ("JPMIS"), a corporate affiliate of JPMorgan Chase Bank, JPMIS provides certain administrative services to the Fund. For such services, the Administrator pays JPMIS a portion of the fee the Administrator receives from the Fund. An employee of JPMIS is an officer of the Fund.

   D. DISTRIBUTOR: Morgan Stanley & Co., Incorporated (the "Distributor"), a wholly-owned subsidiary of Morgan Stanley, serves as the distributor of the Fund and provides the Portfolio's Class II shareholders with distribution services pursuant to a Distribution Plan (the "Plan") in accordance with Rule 12b-1 under the Investment Company Act of 1940. Under the Plan, the Portfolio is authorized to pay the Distributor a distribution fee, which is accrued daily and paid monthly, at a rate of 0.35% of the Portfolio's average daily net assets attributable to Class II shares. The Distributor has voluntarily agreed to waive 0.10% of the 0.35% distribution fee that it may receive.

THE UNIVERSAL INSTITUTIONAL FUNDS, INC.

Semi-Annual Report - June 30, 2004 (unaudited)

   NOTES TO FINANCIAL STATEMENTS (CONT'D)

   E. CUSTODIAN: JPMorgan Chase Bank serves as custodian for the Fund in accordance with a custodian agreement. The Custodian holds cash, securities, and other assets of the Fund as required by the 1940 Act.

   F. CONTRACTUAL OBLIGATIONS: The Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

   G. FEDERAL INCOME TAXES: It is each Portfolio's intention to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for Federal income taxes is required in the financial statements. Distributions from the Portfolio are recorded on the ex-dividend date. Certain Portfolios may be subject to taxes imposed by countries in which they invest. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and net unrealized appreciation as these amounts are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

   The tax character of distributions paid may differ from the character of distributions shown on the Statement of Changes in Net Assets due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during 2003 and 2002 was as follows:

               2003 DISTRIBUTIONS            2002 DISTRIBUTIONS
                   PAID FROM:                     PAID FROM:
           --------------------------     ------------------------
           ORDINARY         LONG-TERM     ORDINARY       LONG-TERM
             INCOME      CAPITAL GAIN       INCOME    CAPITAL GAIN
              (000)             (000)        (000)           (000)
           -------------------------------------------------------
             $2,610               $--      $11,104          $1,013

   The amount and character of income and capital gain distributions to be paid by the Portfolio are determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States. The book/tax differences are either considered temporary or permanent in nature.

   Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains and losses on certain investment transactions and the timing of the deductibility of certain expenses.

   Permanent book and tax basis differences may result in reclassifications among undistributed (distributions in excess of) net investment income, accumulated net realized gain (loss) and paid-in capital. These differences were primarily due to the differing treatments of gains and losses related to principal payments from mortgage-related securities and swap agreements gains and losses.

   At December 31, 2003, the Portfolio had distributable earnings on a tax basis as follows:

                               UNDISTRIBUTED    UNDISTRIBUTED
                                    ORDINARY        LONG-TERM
                                      INCOME     CAPITAL GAIN
                                       (000)            (000)
                               ------------------------------
                                     $11,827              $--

   At June 30, 2004, cost and unrealized appreciation (depreciation) for U.S. Federal income tax purposes of the investments of the Portfolio were:

                                                                          NET
                                                                 APPRECIATION
                         COST     APPRECIATION   DEPRECIATION  (DEPRECIATION)
                        (000)            (000)          (000)           (000)
                     --------------------------------------------------------
                     $347,713          $ 5,844       $(6,367)         $ (523)

   Net capital and currency losses incurred after October 31 and within the taxable year are deemed to arise on the first business day of the Portfolio's next taxable year. For the year ended December 31, 2003, the Portfolio deferred to January 1, 2004, for U.S. Federal income tax purposes, post-October capital losses of $445,000, and post-October currency losses of $20,000.

   H. OTHER: For the six months ended June 30, 2004, purchases and sales of investment securities for the Portfolio, other than long-term U.S. Government securities and short-term investments, were approximately $496,671,000 and $569,358,000, respectively. For the six months ended June 30, 2004, purchases and sales of long-term U.S. Government securities were $33,248,000 and $9,580,000, respectively.

   At June 30, 2004, the Portfolio had otherwise unaffiliated record owners of 10% or greater. Investment activities of these shareholders could have a material impact on the Portfolio. The aggregate percentage of such owners was 61.2% and 72.1%, for Class I and Class II, respectively.

                              THE UNIVERSAL INSTITUTIONAL FUNDS, INC.

                              Semi-Annual Report - June 30, 2004 (unaudited)

   DIRECTOR AND OFFICER INFORMATION

   DIRECTORS                                     OFFICERS

   Michael Bozic                                 Charles A. Fiumefreddo
                                                 CHAIRMAN OF THE BOARD
   Charles A. Fiumefreddo
                                                 Mitchell M. Merin
   Edwin J. Garn                                 PRESIDENT

   Wayne E. Hedien                               Ronald E. Robison
                                                 EXECUTIVE VICE PRESIDENT AND PRINCIPAL EXECUTIVE OFFICER
   James F. Higgins
                                                 Amy R. Doberman
   Dr. Manuel H. Johnson                         VICE PRESIDENT

   Joseph J. Kearns                              Barry Fink
                                                 VICE PRESIDENT
   Michael Nugent
                                                 Joseph J. McAlinden
   Fergus Reid                                   VICE PRESIDENT

   INVESTMENT ADVISER AND ADMINISTRATOR          Stefanie V. Chang
   Morgan Stanley Investment Management Inc.*    VICE PRESIDENT
   1221 Avenue of the Americas
   New York, New York 10020                      James W. Garrett
                                                 TREASURER AND CHIEF FINANCIAL OFFICER
   DISTRIBUTOR
   Morgan Stanley & Co. Incorporated             Michael J. Leary
   1221 Avenue of the Americas                   ASSISTANT TREASURER
   New York, New York 10020
                                                 Mary E. Mullin
   CUSTODIAN                                     SECRETARY
   JPMorgan Chase Bank
   270 Park Avenue                               LEGAL COUNSEL
   New York, New York 10017                      Clifford Chance US LLP
                                                 31 West 52nd Street
                                                 New York, New York 10019

                                                 INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
                                                 Ernst & Young LLP
                                                 200 Clarendon Street
                                                 Boston, Massachusetts 02116-5072


   *Doing business in certain instances as Miller Anderson, Van Kampen or Morgan Stanley Asset Management.

   This report is authorized for distribution only when preceded or accompanied by the prospectus of The Universal Institutional Funds, Inc. which describes in detail each Investment Portfolio's investment policies, risks, fees and expenses. Please read the prospectus carefully before you invest or send money. For additional information, including information regarding the investments comprising the Portfolio, please visit our website at www.morganstanley.com/im.

   PROXY VOTING POLICIES AND PROCEDURES AND PROXY VOTING RECORD

   A copy of (1) the Fund's policies and procedures with respect to the voting of proxies relating to the Fund's portfolio securities; and (2) how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge, upon request, by calling 1 (800) 281-2715 or by visiting our website at www.morganstanley.com/im. This information is also available on the Securities and Exchange Commission's website at http://www.sec.gov.

                                  THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
[MORGAN STANLEY LOGO]
                                  Semi-Annual Report - June 30, 2004


TECHNOLOGY PORTFOLIO

                                  THE UNIVERSAL INSTITUTIONAL FUNDS, INC.

                                  Semi-Annual Report - June 30, 2004 (unaudited)

   STATEMENT OF NET ASSETS

   TECHNOLOGY PORTFOLIO

                                                                           VALUE
                                                             SHARES        (000)
   -----------------------------------------------------------------------------
   COMMON STOCKS (96.2%)
   APPLICATIONS SOFTWARE (0.1%)
     Salesforce.com, Inc.                                  (a)2,000     $     32
   -----------------------------------------------------------------------------
   BROADCASTING (TV - RADIO & CABLE) (1.3%)
     InterActiveCorp.                                     (a)15,450          466
   -----------------------------------------------------------------------------
   CELLULAR/WIRELESS TELECOMMUNICATIONS (1.2%)
     Nextel Communications, Inc., Class A                 (a)15,350          409
   -----------------------------------------------------------------------------
   COMMUNICATIONS EQUIPMENT (9.8%)
     Advanced Fibre Communications, Inc.                   (a)6,900          140
     Alcatel S.A. ADR                                     (a)26,100          404
     Arris Group, Inc.                                    (a)11,000           65
     AudioCodes Ltd.                                       (a)7,400           89
     Comverse Technology, Inc.                            (a)15,400          307
     Corning, Inc.                                        (a)15,200          199
     Harmonic, Inc.                                       (a)12,100          103
     Inter-Tel, Inc.                                          4,100          102
     Motorola, Inc.                                          21,500          393
     Nortel Networks Corp.                                (a)65,800          328
     Qualcomm, Inc.                                           9,346          682
     Telefonaktiebolaget LM Ericsson ADR                   (a)9,300          278
     Tellabs, Inc.                                        (a)37,300          326
   -----------------------------------------------------------------------------
                                                                           3,416
   =============================================================================

   COMPUTERS (HARDWARE) (0.9%)
     Juniper Networks, Inc.                               (a)12,851          316
   -----------------------------------------------------------------------------
   COMPUTERS (NETWORKING) (8.1%)
     Avaya, Inc.                                           (a)7,300          115
     Cisco Systems, Inc.                                  (a)91,556        2,170
     Network Appliance, Inc.                              (a)24,700          532
   -----------------------------------------------------------------------------
                                                                           2,817
   =============================================================================
   COMPUTERS (PERIPHERALS) (1.9%)
     EMC Corp.                                            (a)48,250          550
     Finisar Corp.                                        (a)45,940           91
   -----------------------------------------------------------------------------
                                                                             641
   =============================================================================
   COMPUTERS SOFTWARE/SERVICES (31.3%)
     Adobe Systems, Inc.                                      8,247          384
     Amdocs Ltd.                                          (a)10,300          241
     Check Point Software Technologies Ltd.               (a)35,750          965
     Computer Associates International, Inc.                  9,700          272
     F5 Networks, Inc.                                     (a)5,200          138
     Hyperion Solutions Corp.                              (a)4,900          214
     Macromedia, Inc.                                     (a)20,000          491
     Manhattan Associates, Inc.                            (a)3,800          117
     McAfee, Inc.                                         (a)19,275          349
     Micromuse, Inc.                                      (a)34,500          231
     Microsoft Corp.                                         67,150        1,918
     Novell, Inc.                                         (a)51,600          433
     Oracle Corp.                                         (a)77,193          921
     Peoplesoft, Inc.                                     (a)14,325          265
     Quest Software, Inc.                                 (a)12,321          159
     SAP AG ADR                                               7,100          297
     Siebel Systems, Inc.                                 (a)65,450          699
     Sina Corp.                                            (a)8,600          284
     Sohu.com, Inc.                                       (a)13,200          262
     Sonus Networks, Inc.                                 (a)54,400          260
     Symantec Corp.                                        (a)7,350          322
     VeriSign, Inc.                                       (a)25,250     $    502
     Veritas Software Corp.                               (a)32,800          909
     Yahoo!, Inc.                                          (a)6,494          236
   -----------------------------------------------------------------------------
                                                                          10,869
   =============================================================================
   ELECTRICAL EQUIPMENT (2.4%)
     Flextronics International Ltd.                       (a)24,300          388
     Sanmina-SCI Corp.                                    (a)12,200          111
     Solectron Corp.                                      (a)28,450          184
     Symbol Technologies, Inc.                               10,200          150
   -----------------------------------------------------------------------------
                                                                             833
   =============================================================================
   ELECTRONICS (DEFENSE) (0.5%)
     Verint Systems, Inc.                                  (a)5,400          185
   -----------------------------------------------------------------------------
   ELECTRONICS (SEMICONDUCTORS) (29.1%)
     Advanced Micro Devices, Inc.                         (a)25,700          409
     Altera Corp.                                         (a)21,800          484
     Analog Devices, Inc.                                    21,623        1,018
     Applied Micro Circuits Corp.                         (a)68,300          363
     Bookham Technology plc ADR                           (a)79,400           76
     Broadcom Corp., Class A                              (a)13,921          651
     Celestica, Inc.                                       (a)9,200          184
     Integrated Device Technology, Inc.                   (a)18,500          256
     Intel Corp.                                             48,936        1,351
     Kopin Corp.                                          (a)81,500          416
     Linear Technology Corp.                                 12,725          502
     LSI Logic Corp.                                      (a)32,500          248
     Marvell Technology Group Ltd.                        (a)20,100          537
     Maxim Integrated Products, Inc.                         14,300          750
     National Semiconductor Corp.                         (a)11,800          259
     Optical Communication Products, Inc.                 (a)23,400           57
     PMC-Sierra, Inc.                                     (a)26,600          382
     RF Micro Devices, Inc.                               (a)56,600          424
     Texas Instruments, Inc.                                 43,121        1,043
     Transwitch Corp.                                     (a)31,900           56
     Vitesse Semiconductor Corp.                          (a)23,100          113
     Xilinx, Inc.                                            15,272          509
   -----------------------------------------------------------------------------
                                                                          10,088
   =============================================================================
   EQUIPMENT (SEMICONDUCTORS) (6.3%)
     Applied Materials, Inc.                              (a)49,125          964
     ASML Holding N.V. ADR                                (a)15,000          257
     Brooks Automation, Inc.                               (a)7,600          153
     KLA-Tencor Corp.                                      (a)4,172          206
     Novellus Systems, Inc.                               (a)16,597          522
     Veeco Instruments, Inc.                               (a)3,500           90
   -----------------------------------------------------------------------------
                                                                           2,192
   =============================================================================
   HEALTHCARE (DRUGS/PHARMACEUTICALS) (0.6%)
     Telik, Inc.                                           (a)8,100          193
   -----------------------------------------------------------------------------
   MANUFACTURING (SPECIALIZED) (0.6%)
     Jabil Circuit, Inc.                                   (a)8,475          213
   -----------------------------------------------------------------------------
   PHOTOGRAPHY/IMAGING (0.7%)
     Zebra Technologies Corp.                              (a)2,800          243
   -----------------------------------------------------------------------------
   SERVICES (ADVERTISING/MARKETING) (0.6%)
     DoubleClick, Inc.                                    (a)25,700          200
   -----------------------------------------------------------------------------
   SERVICES (COMMERCIAL & CONSUMERS) (0.5%)
     Gemstar-TV Guide International, Inc.                 (a)34,400          165
   -----------------------------------------------------------------------------

    The accompanying notes are an integral part of the financial statements.   1

THE UNIVERSAL INSTITUTIONAL FUNDS, INC.

Semi-Annual Report - June 30, 2004 (unaudited)

   STATEMENT OF NET ASSETS (CONT'D)

   TECHNOLOGY PORTFOLIO

                                                                           VALUE
                                                             SHARES        (000)
   -----------------------------------------------------------------------------
   WEB PORTALS/INTERNET SERVICE PROVIDER (0.3%)
    FindWhat.com                                           (a)4,100     $     95
   -----------------------------------------------------------------------------
     TOTAL COMMON STOCKS (COST $30,402)                                   33,373
   =============================================================================

                                                               FACE
                                                             AMOUNT
                                                              (000)
   -----------------------------------------------------------------------------
   SHORT-TERM INVESTMENT (4.0%)
   REPURCHASE AGREEMENT (4.0%)
     J.P. Morgan Securities, Inc., 1.25%,
        dated 6/30/04, due 7/1/04,
        repurchase price $1,404
        (COST $1,404)                                    $ (b)1,404        1,404
   -----------------------------------------------------------------------------
   TOTAL INVESTMENTS (100.2%) (COST $31,806)                              34,777
   =============================================================================

                                                             AMOUNT
                                                              (000)
   -----------------------------------------------------------------------------
   OTHER ASSETS (0.1%)
     Cash                                                 $      39
     Receivable for Portfolio Shares Sold                         4
     Dividends Receivable                                         2
     Other                                                        1           46
   -----------------------------------------------------------------------------
   LIABILITIES (-0.3%)
     Investment Advisory Fees Payable                           (59)
     Administrative Fees Payable                                (10)
     Payable for Portfolio Shares Redeemed                       (6)
     Custodian Fees Payable                                      (1)
     Directors' Fees and Expenses Payable                        (1)
     Other Liabilities                                          (39)        (116)
   -----------------------------------------------------------------------------
   NET ASSETS (100%)                                                    $ 34,707
   =============================================================================
   NET ASSETS CONSIST OF:
   Paid-in Capital                                                      $107,713
   Undistributed Net Investment Income
     (Accumulated Net Investment Loss)                                      (197)
   Accumulated Net Realized Gain (Loss)                                  (75,780)
   Unrealized Appreciation (Depreciation) on
     Investments                                                           2,971
   -----------------------------------------------------------------------------
   NET ASSETS                                                           $ 34,707
   =============================================================================
   NET ASSET VALUE, OFFERING AND REDEMPTION
     PRICE PER SHARE

     Applicable to 9,873,013 outstanding $0.001 par value
       shares (authorized 500,000,000 shares)                           $   3.52
   =============================================================================

   (a)  Non-income producing security
   (b) The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this statement of net assets. The investment in the repurchase agreement is through participation in a joint account with affiliated parties.
   ADR  American Depositary Receipt

2   The accompanying notes are an integral part of the financial statements.

                                  THE UNIVERSAL INSTITUTIONAL FUNDS, INC.

                                  Semi-Annual Report - June 30, 2004

   TECHNOLOGY PORTFOLIO

                                                                                         SIX MONTHS ENDED
                                                                                            JUNE 30, 2004
                                                                                              (UNAUDITED)
   STATEMENT OF OPERATIONS                                                                          (000)
   ------------------------------------------------------------------------------------------------------
   INVESTMENT INCOME:
     Dividends                                                                                    $    25
     Interest                                                                                           2
   ------------------------------------------------------------------------------------------------------
       Total Investment Income                                                                         27
   ------------------------------------------------------------------------------------------------------
   EXPENSES:
     Investment Advisory Fees (Note B)                                                                154
     Administrative Fees (Note C)                                                                      53
     Shareholder Reporting Fees                                                                        16
     Professional Fees                                                                                 13
     Custodian Fees (Note D)                                                                            5
     Other                                                                                              3
   ------------------------------------------------------------------------------------------------------
       Total Expenses                                                                                 244
   ------------------------------------------------------------------------------------------------------
     Investment Advisory Fees Waived (Note B)                                                         (22)
   ------------------------------------------------------------------------------------------------------
       Net Expenses                                                                                   222
   ------------------------------------------------------------------------------------------------------
   NET INVESTMENT INCOME (LOSS)                                                                      (195)
   ------------------------------------------------------------------------------------------------------
   NET REALIZED GAIN (LOSS) ON:
     Investments Sold                                                                               3,000
   ------------------------------------------------------------------------------------------------------
   CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON:
     Investments                                                                                   (4,605)
   ------------------------------------------------------------------------------------------------------
     NET REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)                 (1,605)
   ------------------------------------------------------------------------------------------------------
       NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                            $(1,800)
   ======================================================================================================

                                                                                    SIX MONTHS ENDED
                                                                                       JUNE 30, 2004          YEAR ENDED
                                                                                         (UNAUDITED)   DECEMBER 31, 2003
   STATEMENT OF CHANGES IN NET ASSETS                                                          (000)               (000)
   ---------------------------------------------------------------------------------------------------------------------
   INCREASE (DECREASE) IN NET ASSETS
   OPERATIONS:
     Net Investment Income (Loss)                                                            $  (195)           $   (296)
     Net Realized Gain (Loss)                                                                  3,000                (766)
     Net Change in Unrealized Appreciation (Depreciation)                                     (4,605)             12,438
   ---------------------------------------------------------------------------------------------------------------------
       Net Increase (Decrease) in Net Assets Resulting from Operations                        (1,800)             11,376
   ---------------------------------------------------------------------------------------------------------------------
   CAPITAL SHARE TRANSACTIONS (1):
     Subscriptions                                                                             4,136              14,722
     Redemptions                                                                              (7,070)            (11,774)
   ---------------------------------------------------------------------------------------------------------------------
       Net Increase (Decrease) in Net Assets Resulting
         from Capital Share Transactions                                                      (2,934)              2,948
   ---------------------------------------------------------------------------------------------------------------------
     Total Increase (Decrease) in Net Assets                                                  (4,734)             14,324
   NET ASSETS:
     Beginning of Period                                                                      39,441              25,117
   ---------------------------------------------------------------------------------------------------------------------
     End of Period (Including Undistributed Net Investment Income
        (Accumulated Net Investment Loss) of $(197) and $(2), respectively)                  $34,707            $ 39,441
   =====================================================================================================================
   (1)  CAPITAL SHARE TRANSACTIONS:
        Shares Subscribed                                                                      1,117               4,722
        Shares Redeemed                                                                       (2,037)             (4,081)
   ---------------------------------------------------------------------------------------------------------------------
        Net Increase (Decrease) in Capital Shares Outstanding                                   (920)                641
   =====================================================================================================================

    The accompanying notes are an integral part of the financial statements.   3

THE UNIVERSAL INSTITUTIONAL FUNDS, INC.

Semi-Annual Report - June 30, 2004

   FINANCIAL HIGHLIGHTS

   TECHNOLOGY PORTFOLIO

                                                         SIX MONTHS                                                    PERIOD FROM
                                                              ENDED                                                   NOVEMBER 30,
                                                           JUNE 30,                YEAR ENDED DECEMBER 31,                1999* TO
                                                               2004   ---------------------------------------------   DECEMBER 31,
   SELECTED PER SHARE DATA AND RATIOS                   (UNAUDITED)      2003        2002        2001        2000             1999
   -------------------------------------------------------------------------------------------------------------------------------
   NET ASSET VALUE, BEGINNING OF PERIOD                 $  3.65       $  2.47     $  4.84     $  9.47     $ 12.38       $ 10.00
   -------------------------------------------------------------------------------------------------------------------------------
   INCOME (LOSS) FROM INVESTMENT OPERATIONS
     Net Investment Income (Loss)                         (0.02)#       (0.03)#     (0.03)#     (0.04)      (0.07)        (0.00)+#
     Net Realized and Unrealized Gain (Loss)              (0.11)         1.21       (2.34)      (4.59)      (2.84)         2.41
   -------------------------------------------------------------------------------------------------------------------------------
       Total from Investment Operations                   (0.13)         1.18       (2.37)      (4.63)      (2.91)         2.41
   -------------------------------------------------------------------------------------------------------------------------------
   DISTRIBUTIONS FROM AND/OR IN EXCESS OF:
     Net Investment Income                                   --            --          --          --          --         (0.03)
     Net Realized Gain                                       --            --          --          --       (0.00)+          --
   -------------------------------------------------------------------------------------------------------------------------------
       Total Distributions                                   --            --          --          --       (0.00)+       (0.03)
   -------------------------------------------------------------------------------------------------------------------------------
   NET ASSET VALUE, END OF PERIOD                       $  3.52       $  3.65     $  2.47     $  4.84     $  9.47       $ 12.38
   ===============================================================================================================================
   TOTAL RETURN^                                          (3.56)%++     47.77%     (48.97)%    (48.89)%    (23.49)%       24.16%++
   ===============================================================================================================================
   RATIOS AND SUPPLEMENTAL DATA:
   Net Assets, End of Period (000's)                    $34,707       $39,441     $25,117     $43,605     $57,354       $ 3,655
   Ratio of Expenses to Average Net Assets                 1.15%**       1.15%       1.15%       1.17%       1.15%         1.15%**
   Ratio of Expenses to Average Net Assets
     Excluding Interest Expense                             N/A          1.15%        N/A        1.15%        N/A           N/A
   Ratio of Net Investment Income (Loss) to
     Average Net Assets                                   (1.01)%**     (0.96)%     (1.02)%     (0.95)%     (0.85)%       (0.39)%**
   Portfolio Turnover Rate                                   45%++        108%        140%         71%        139%            6%++
   -------------------------------------------------------------------------------------------------------------------------------
   Ratios Before Expenses Waived and/or Reimbursed
     by Adviser:
       Expenses to Average Net Assets                      1.27%**       1.33%       1.29%       1.31%       1.36%        12.57%**
       Net Investment Income (Loss) to Average
         Net Assets                                       (1.13)%**     (1.14)%     (1.16)%     (1.09)%     (1.06)%      (11.82)%**
   -------------------------------------------------------------------------------------------------------------------------------

   *    Commencement of operations
   **   Annualized
   #    Per share amount is based on average shares outstanding.
   +    Amount is less than $0.005 per share.
   ++   Not annualized
   ^ Performance shown does not reflect fees and expenses imposed by your insurance company's separate account.
        If performance information included the effect of these additional charges, the total return would be lower.

4   The accompanying notes are an integral part of the financial statements.

                                  THE UNIVERSAL INSTITUTIONAL FUNDS, INC.

                                  Semi-Annual Report - June 30, 2004 (unaudited)

   NOTES TO FINANCIAL STATEMENTS

   The Universal Institutional Funds, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund is comprised of sixteen separate active, diversified and non-diversified portfolios (individually referred to as a "Portfolio", collectively as the "Portfolios").

   The accompanying financial statements relate to the Technology Portfolio. The Portfolio seeks long-term capital appreciation by investing primarily in equity securities of companies that the Adviser expects will benefit from their involvement in technology and technology-related industries. The Portfolio's concentration in the technology sector makes it subject to greater risk and volatility than portfolios that are more diversified, and the value of its shares may be substantially affected by economic events.

   The Fund is intended to be the funding vehicle for variable annuity contracts and variable life insurance policies to be offered by the separate accounts of certain life insurance companies.

   A. ACCOUNTING POLICIES: The following significant accounting policies are in conformity with accounting principles generally accepted in the United States. Such policies are consistently followed by the Fund in the preparation of the financial statements. Accounting principles generally accepted in the United States may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

   1. SECURITY VALUATION: Equity securities listed on a U.S. exchange are valued at the latest quoted sales price on the valuation date. Equity securities listed or traded on NASDAQ, for which market quotations are available, are valued at the NASDAQ Official Closing Price. Securities listed on a foreign exchange are valued at their closing price. Unlisted securities and listed securities not traded on the valuation date for which market quotations are readily available are valued at the mean between the current bid and asked prices obtained from reputable brokers. Debt securities purchased with remaining maturities of 60 days or less are valued at amortized cost, if it approximates market value.

       All other securities and investments for which market values are not readily available, including restricted securities, and those securities for which it is inappropriate to determine prices in accordance with the aforementioned procedures, are valued at fair value as determined in good faith under procedures adopted by the Board of Directors, although the actual calculations may be done by others.

       Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

   2. REPURCHASE AGREEMENTS: The Portfolio may enter into repurchase agreements under which the Portfolio lends excess cash and takes possession of securities with an agreement that the counterparty will repurchase such securities. In connection with transactions in repurchase agreements, a bank as custodian for the Fund takes possession of the underlying securities which are held as collateral, with a market value at least equal to the amount of the repurchase transaction, including principal and accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to determine the adequacy of the collateral. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into repurchase agreements.

   3. OTHER: Security transactions are accounted for on the date the securities are purchased or sold. Realized gains and losses on the sale of investment securities are determined on the specific identified cost basis. Dividend income is recorded on the ex-dividend date (except for certain foreign dividends that may be recorded as soon as the Fund is informed of such dividends), net of applicable withholding taxes where recovery of such taxes is not reasonably assured. Interest income is recognized on the accrual basis except where collection is in doubt. Discounts and premiums on securities purchased are amortized according to the effective yield method over their respective lives. Most expenses of the Fund can be directly attributed to a particular Portfolio. Expenses which cannot be directly attributed are apportioned among the Portfolios based upon relative net assets.

   B. INVESTMENT ADVISORY FEES: Morgan Stanley Investment Management Inc. ("MS Investment Management"), a wholly-owned subsidiary of Morgan Stanley, provides the Portfolio with investment advisory services for a fee, paid

THE UNIVERSAL INSTITUTIONAL FUNDS, INC.

Semi-Annual Report - June 30, 2004 (unaudited)

   NOTES TO FINANCIAL STATEMENTS (CONT'D)

   quarterly, at the annual rate based on average daily net assets as follows:

                             FROM $500
             FIRST $500     MILLION TO      MORE THAN
                MILLION     $1 BILLION     $1 BILLION
             -----------------------------------------
                   0.80%          0.75%          0.70%

   MS Investment Management has agreed to reduce fees payable to it and to reimburse the Portfolio, if necessary, to the extent that the annual operating expenses, excluding interest and extraordinary expenses, expressed as a percentage of average daily net assets, exceed the maximum ratio of 1.15%.

   C. ADMINISTRATOR: MS Investment Management (the "Administrator") also provides the Portfolio with administrative services pursuant to an administrative agreement for a monthly fee which on an annual basis equals 0.25% of the average daily net assets of the Portfolio, plus reimbursement of out-of-pocket expenses. Under an agreement between the Administrator and J.P. Morgan Investor Services Co. ("JPMIS"), a corporate affiliate of JPMorgan Chase Bank, JPMIS provides certain administrative services to the Fund. For such services, the Administrator pays JPMIS a portion of the fee the Administrator receives from the Fund. An employee of JPMIS is an officer of the Fund.

   D. CUSTODIAN: JPMorgan Chase Bank serves as custodian for the Fund in accordance with a custodian agreement. The Custodian holds cash, securities, and other assets of the Fund as required by the 1940 Act.

   E. CONTRACTUAL OBLIGATIONS: The Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

   F. FEDERAL INCOME TAXES: It is each Portfolio's intention to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for Federal income taxes is required in the financial statements. Distributions from the Portfolio are recorded on the ex-dividend date.

   Certain Portfolios may be subject to taxes imposed by countries in which they invest. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and net unrealized appreciation as these amounts are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

   The tax character of distributions paid may differ from the character of distributions shown on the Statement of Changes in Net Assets due to short-term capital gains being treated as ordinary income for tax purposes. The Portfolio had no distributions paid during 2003 and 2002.

   The amount and character of income and capital gain distributions to be paid by the Portfolio are determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States. The book/tax differences are either considered temporary or permanent in nature.

   Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains and losses on certain investment transactions and the timing of the deductibility of certain expenses.

   Permanent book and tax basis differences may result in reclassifications among undistributed (distributions in excess of) net investment income (or accumulated net investment loss), accumulated net realized gain (loss) and paid-in capital.

   At December 31, 2003, the Portfolio had no distributable earnings on a tax basis.

   At June 30, 2004, cost and unrealized appreciation (depreciation) for U.S. Federal income tax purposes of the investments of the Portfolio were:

                                                              NET
                                                     APPRECIATION
            COST    APPRECIATION    DEPRECIATION   (DEPRECIATION)
           (000)           (000)           (000)            (000)
         --------------------------------------------------------
         $31,806          $4,963         $(1,992)          $2,971

   At December 31, 2003, the Portfolio had available capital loss carryforwards to offset future net capital gains, to the extent provided by regulations, of approximately $75,444,000 of which $8,971,000 will expire on December 31, 2008, $33,239,000 will expire on December 31, 2009, $24,555,000 will expire on December 31, 2010 and $8,679,000 will expire on December 31, 2011.

   To the extent that capital loss carryforwards are used to offset any future net capital gains realized during the carryforward period as provided by U.S. tax regulations, no capital gains tax liability will be incurred by the Portfolio for such gains realized and not distributed. To the extent that capital gains are so offset, such gains will not be distributed to shareholders.

   Net capital and currency losses incurred after October 31 and within the taxable year are deemed to arise on the first business day of the Portfolio's next taxable year. For the year ended December 31, 2003, the Portfolio deferred to January 1, 2004, for U.S. Federal income tax purposes, post-October capital losses of $177,000.

   G. OTHER: For the six months ended June 30, 2004, purchases and sales of investment securities for the Portfolio, other than long-term U.S. Government securities and short-term investments, were approximately $16,780,000 and $20,698,000,

                                  THE UNIVERSAL INSTITUTIONAL FUNDS, INC.

                                  Semi-Annual Report - June 30, 2004 (unaudited)

NOTES TO FINANCIAL STATEMENTS (CONT'D)

   respectively. There were no purchases and sales of long-term U.S. Government securities for the six months ended June 30, 2004.

   During the six months ended June 30, 2004, the Portfolio incurred $1,568 of brokerage commissions to Morgan Stanley & Co. Incorporated, an affiliated broker dealer.

   At June 30, 2004, the Portfolio had otherwise unaffiliated record owners of 10% or greater. Investment activities of these shareholders could have a material impact on the Portfolio. The aggregate percentage of such owners was 89.6%.

THE UNIVERSAL INSTITUTIONAL FUNDS, INC.

Semi-Annual Report - June 30, 2004 (unaudited)

   DIRECTOR AND OFFICER INFORMATION

   DIRECTORS                                            OFFICERS

   Michael Bozic                                        Charles A. Fiumefreddo
                                                        CHAIRMAN OF THE BOARD
   Charles A. Fiumefreddo
                                                        Mitchell M. Merin
   Edwin J. Garn                                        PRESIDENT

   Wayne E. Hedien                                      Ronald E. Robison
                                                        EXECUTIVE VICE PRESIDENT AND PRINCIPAL EXECUTIVE OFFICER
   James F. Higgins
                                                        Amy R. Doberman
   Dr. Manuel H. Johnson                                VICE PRESIDENT

   Joseph J. Kearns                                     Barry Fink
                                                        VICE PRESIDENT
   Michael Nugent
                                                        Joseph J. McAlinden
   Fergus Reid                                          VICE PRESIDENT

   INVESTMENT ADVISER AND ADMINISTRATOR                 Stefanie V. Chang
   Morgan Stanley Investment Management Inc.*           VICE PRESIDENT
   1221 Avenue of the Americas
   New York, New York 10020                             James W. Garrett
                                                        TREASURER AND CHIEF FINANCIAL OFFICER
   DISTRIBUTOR
   Morgan Stanley & Co. Incorporated                    Michael J. Leary
   1221 Avenue of the Americas                          ASSISTANT TREASURER
   New York, New York 10020
                                                        Mary E. Mullin
   CUSTODIAN                                            SECRETARY
   JPMorgan Chase Bank
   270 Park Avenue                                      LEGAL COUNSEL
   New York, New York 10017                             Clifford Chance US LLP
                                                        31 West 52nd Street
                                                        New York, New York 10019

                                                        INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
                                                        Ernst & Young LLP
                                                        200 Clarendon Street
                                                        Boston, Massachusetts 02116-5072

   *Doing business in certain instances as Miller Anderson, Van Kampen or Morgan Stanley Asset Management.

   This report is authorized for distribution only when preceded or accompanied by the prospectus of The Universal Institutional Funds, Inc. which describes in detail each Investment Portfolio's investment policies, risks, fees and expenses. Please read the prospectus carefully before you invest or send money. For additional information, including information regarding the investments comprising the Portfolio, please visit our website at www.morganstanley.com/im.

   PROXY VOTING POLICIES AND PROCEDURES AND PROXY VOTING RECORD

   A copy of (1) the Fund's policies and procedures with respect to the voting of proxies relating to the Fund's portfolio securities; and (2) how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge, upon request, by calling 1 (800) 281-2715 or by visiting our website at www.morganstanley.com/im. This information is also available on the Securities and Exchange Commission's website at http://www.sec.gov.

                               THE UNIVERSAL INSTITUTIONAL FUNDS, INC.

[MORGAN STANLEY LOGO]          Semi-Annual Report - June 30, 2004


MID CAP GROWTH PORTFOLIO

                               THE UNIVERSAL INSTITUTIONAL FUNDS, INC.

                               Semi-Annual Report - June 30, 2004 (unaudited)

   STATEMENT OF NET ASSETS

   MID CAP GROWTH PORTFOLIO

                                                                           VALUE
                                                               SHARES      (000)
   -----------------------------------------------------------------------------
   COMMON STOCKS (93.7%)
   ADVERTISING AGENCIES (2.6%)
     Getty Images, Inc.                                     (a)12,100   $    726
     Lamar Advertising Co.                                  (a)44,500      1,929
   -----------------------------------------------------------------------------
                                                                           2,655
   =============================================================================
   AIR FREIGHT & LOGISTICS (0.9%)
     C.H. Robinson Worldwide, Inc.                             20,027        918
   -----------------------------------------------------------------------------
   AUTO TRUCKS & PARTS (0.6%)
     Gentex Corp.                                              14,900        591
   -----------------------------------------------------------------------------
   BANKS: OUTSIDE NEW YORK CITY (0.7%)
     UCBH Holdings, Inc.                                       19,100        755
   -----------------------------------------------------------------------------
   BIOTECHNOLOGY RESEARCH & PRODUCTION (3.6%)
     Biogen Idec, Inc.                                      (a)15,200        961
     Celgene Corp.                                          (a)10,825        620
     Charles River Laboratories International, Inc.         (a)29,710      1,452
     Idexx Laboratories, Inc.                               (a)10,300        648
   -----------------------------------------------------------------------------
                                                                           3,681
   =============================================================================
   BROADCASTING (TV - RADIO & CABLE) (3.1%)
     Radio One, Inc., Class D                               (a)58,025        929
     Univision Communications, Inc., Class A                (a)52,772      1,685
     XM Satellite Radio Holdings, Inc.                      (a)19,800        540
   -----------------------------------------------------------------------------
                                                                           3,154
   =============================================================================
   BUILDING: MISCELLANEOUS (1.5%)
     Rinker Group Ltd. ADR                                     27,600      1,544
   -----------------------------------------------------------------------------
   CAPITAL MARKETS (1.0%)
     Ameritrade Holding Corp.                               (a)91,000      1,033
   -----------------------------------------------------------------------------
   CASINOS & GAMBLING (5.4%)
     GTECH Holdings Corp.                                      21,560        998
     International Game Technology                             40,100      1,548
     Station Casinos, Inc.                                     61,400      2,972
   -----------------------------------------------------------------------------
                                                                           5,518
   =============================================================================
   CHEMICALS (0.5%)
     Ecolab, Inc.                                              14,849        471
   -----------------------------------------------------------------------------
   COMMUNICATIONS & MEDIA (0.4%)
     Hospira, Inc.                                          (a)15,300        422
   -----------------------------------------------------------------------------
   COMMUNICATIONS EQUIPMENT (0.7%)
     KLA-Tencor Corp.                                       (a)14,875        735
   -----------------------------------------------------------------------------
   COMMUNICATIONS TECHNOLOGY (2.9%)
     Avaya, Inc.                                            (a)18,500        292
     Corning, Inc.                                          (a)59,800        781
     Crown Castle International Corp.                      (a)129,800      1,915
   -----------------------------------------------------------------------------
                                                                           2,988
   =============================================================================
   COMPUTER SERVICES SOFTWARE & SYSTEMS (9.1%)
     Adobe Systems, Inc.                                       30,450      1,416
     Ask Jeeves, Inc.                                       (a)19,800        773
     Cognizant Technology Solutions Corp.                   (a)13,200        336
     Global Payments, Inc.                                     20,424        920
     Juniper Networks, Inc.                                 (a)20,800        511
     Lexmark International, Inc., Class A                   (a)10,300        994
     Mercury Interactive Corp.                              (a)16,080        801
     Red Hat, Inc.                                          (a)59,300      1,362
     Sungard Data Systems, Inc.                             (a)19,354        503
     Symantec Corp.                                         (a)25,950      1,136
     Veritas Software Corp.                                 (a)17,400   $    482
   -----------------------------------------------------------------------------
                                                                           9,234
   =============================================================================
   COMPUTER TECHNOLOGY (1.5%)
     Network Appliance, Inc.                                (a)38,000        818
     Synopsys, Inc.                                         (a)24,350        692
   -----------------------------------------------------------------------------
                                                                           1,510
   =============================================================================
   CONSUMER ELECTRONICS (0.9%)
     Electronic Arts, Inc.                                  (a)17,330        945
   -----------------------------------------------------------------------------
   CONTAINERS & PACKAGING: PAPER & PLASTIC (0.5%)
     Sealed Air Corp.                                        (a)9,099        485
   -----------------------------------------------------------------------------
   DIVERSIFIED FINANCIAL SERVICES (0.7%)
     Chicago Mercantile Exchange                                4,600        664
   -----------------------------------------------------------------------------
   DIVERSIFIED MATERIALS & PROCESSING (1.0%)
     Freeport-McMoRan Copper & Gold, Inc.,
       Class B                                                 29,100        965
   -----------------------------------------------------------------------------
   DRUG & GROCERY STORE CHAINS (0.6%)
     Whole Foods Market, Inc.                                   5,800        554
   -----------------------------------------------------------------------------
   DRUGS & PHARMACEUTICALS (3.3%)
     Allergan, Inc.                                             4,974        446
     Elan Corp. plc ADR                                     (a)22,400        554
     Gilead Sciences, Inc.                                  (a)15,700      1,052
     ImClone Systems, Inc.                                  (a)10,700        918
     Shire Pharmaceuticals plc ADR                          (a)12,200        326
   -----------------------------------------------------------------------------
                                                                           3,296
   =============================================================================
   EDUCATION SERVICES (0.7%)
     Apollo Group, Inc., Class A                             (a)3,372        298
     Laureate Education, Inc.                               (a)11,900        455
   -----------------------------------------------------------------------------
                                                                             753
   =============================================================================
   ELECTRICAL & ELECTRONICS (0.4%)
     CDW Corp.                                                  5,935        378
   -----------------------------------------------------------------------------
   ELECTRONICS: INSTRUMENTS GAUGES & METERS (0.9%)
     Fisher Scientific International, Inc.                  (a)15,100        872
   -----------------------------------------------------------------------------
   ELECTRONICS: MEDICAL SYSTEMS (0.8%)
     Varian Medical Systems, Inc.                           (a)10,699        849
   -----------------------------------------------------------------------------
   ELECTRONICS: SEMICONDUCTORS/COMPONENTS (3.3%)
     Advanced Micro Devices, Inc.                           (a)22,000        350
     Altera Corp.                                           (a)36,000        800
     Linear Technology Corp.                                   22,700        896
     Marvell Technology Group Ltd.                          (a)35,900        959
     National Semiconductor Corp.                           (a)16,300        358
   -----------------------------------------------------------------------------
                                                                           3,363
   =============================================================================
   ENERGY MISCELLANEOUS (4.6%)
     Evergreen Resources, Inc.                              (a)10,700        432
     Patina Oil & Gas Corp.                                    18,300        547
     Ultra Petroleum Corp.                                  (a)98,030      3,659
   -----------------------------------------------------------------------------
                                                                           4,638
   =============================================================================
   FINANCIAL MISCELLANEOUS (0.4%)
     Doral Financial Corp.                                     12,275        423
   -----------------------------------------------------------------------------
   FOREST PRODUCTS (0.8%)
     Plum Creek Timber Co., Inc. REIT                          26,200        854
   -----------------------------------------------------------------------------
   HEALTHCARE FACILITIES (0.8%)
     Community Health Systems, Inc.                         (a)13,900        372
     DaVita, Inc.                                           (a)12,900        398
   -----------------------------------------------------------------------------
                                                                             770
   =============================================================================

    The accompanying notes are an integral part of the financial statements.   1

THE UNIVERSAL INSTITUTIONAL FUNDS, INC.

Semi-Annual Report - June 30, 2004 (unaudited)

   STATEMENT OF NET ASSETS (CONT'D)

   MID CAP GROWTH PORTFOLIO

                                                                           VALUE
                                                               SHARES      (000)
   -----------------------------------------------------------------------------
   HEALTHCARE MISCELLANEOUS (2.4%)
     Amylin Pharmaceuticals, Inc.                           (a)12,900   $    294
     Caremark Rx, Inc.                                      (a)21,200        698
     Omnicare, Inc.                                            11,500        492
     VCA Antech, Inc.                                       (a)22,100        991
   -----------------------------------------------------------------------------
                                                                           2,475
   =============================================================================
   HEALTHCARE SERVICES (4.1%)
     Dade Behring Holdings, Inc.                            (a)29,500      1,402
     Kinetic Concepts, Inc.                                 (a)19,100        953
     Lincare Holdings, Inc.                                 (a)12,125        398
     Stericycle, Inc.                                       (a)27,300      1,413
   -----------------------------------------------------------------------------
                                                                           4,166
   =============================================================================
   HOMEBUILDING (0.5%)
     NVR, Inc.                                               (a)1,022        495
   -----------------------------------------------------------------------------
   HOTEL/MOTEL (6.0%)
     Four Seasons Hotels, Inc.                                  8,800        530
     Royal Caribbean Cruises Ltd.                              72,000      3,126
     Wynn Resorts Ltd.                                      (a)62,165      2,401
   -----------------------------------------------------------------------------
                                                                           6,057
   =============================================================================
   HOUSEHOLD EQUIPMENT & PRODUCTS (0.9%)
     Harman International Industries, Inc.                     10,348        942
   -----------------------------------------------------------------------------
   INSURANCE: LIFE (0.3%)
     Conseco, Inc.                                          (a)16,500        328
   -----------------------------------------------------------------------------
   INSURANCE: PROPERTY & CASUALTY (0.9%)
     White Mountains Insurance Group Ltd.                       1,688        861
   -----------------------------------------------------------------------------
   INVESTMENT MANAGEMENT COMPANIES (0.7%)
     Legg Mason, Inc.                                           7,800        710
   -----------------------------------------------------------------------------
   MACHINERY & ENGINEERING (0.5%)
     Graco, Inc.                                               14,750        458
   -----------------------------------------------------------------------------
   MACHINERY: OIL WELL EQUIPMENT & SERVICES (1.7%)
     BJ Services Co.                                        (a)18,400        843
     Smith International, Inc.                              (a)16,349        912
   -----------------------------------------------------------------------------
                                                                           1,755
   =============================================================================
   MATERIALS & PROCESSING (0.8%)
     Placer Dome, Inc.                                         49,300        820
   -----------------------------------------------------------------------------
   MEDICAL & DENTAL INSTRUMENTS & SUPPLIES (5.5%)
     Apogent Technologies, Inc.                             (a)30,100        963
     Bard (C.R.), Inc.                                         18,000      1,019
     Inamed Corp.                                           (a)23,800      1,496
     Patterson Dental Co.                                      14,600      1,117
     Zimmer Holdings, Inc.                                  (a)10,748        948
   -----------------------------------------------------------------------------
                                                                           5,543
   =============================================================================
   METALS & MINING (0.4%)
     Phelps Dodge Corp.                                      (a)5,600        434
   -----------------------------------------------------------------------------
   OIL: INTEGRATED DOMESTIC (0.5%)
     Suncor Energy, Inc.                                       18,949        485
   -----------------------------------------------------------------------------
   PUBLISHING: NEWSPAPERS (0.4%)
     Washington Post Co., Class B                                 450        419
   -----------------------------------------------------------------------------
   RESTAURANTS (2.2%)
     Krispy Kreme Doughnuts, Inc.                           (a)16,700        319
     Outback Steakhouse, Inc.                                  15,100        624
     P.F. Chang's China Bistro, Inc.                           20,040        825
     Sonic Corp.                                            (a)21,500        489
   -----------------------------------------------------------------------------
                                                                           2,257
   =============================================================================
   RETAIL (3.9%)
     Chico's FAS, Inc.                                      (a)21,600   $    975
     Coach, Inc.                                            (a)21,398        967
     Dollar Tree Stores, Inc.                               (a)36,400        998
     Petsmart, Inc.                                            32,500      1,055
   -----------------------------------------------------------------------------
                                                                           3,995
   =============================================================================
   SERVICES: COMMERCIAL (4.3%)
     Brascan Corp., Class A                                    39,373      1,112
     ChoicePoint, Inc.                                      (a)19,190        876
     Corporate Executive Board Co.                              8,200        474
     DeVry, Inc.                                            (a)21,700        595
     Iron Mountain, Inc.                                    (a)18,725        904
     ITT Educational Services, Inc.                         (a)11,000        418
   -----------------------------------------------------------------------------
                                                                           4,379
   =============================================================================
   UTILITIES: GAS PIPELINES (1.3%)
     Questar Corp.                                             10,800        417
     Western Gas Resources, Inc.                               26,200        851
   -----------------------------------------------------------------------------
                                                                           1,268
   =============================================================================
   UTILITIES: TELECOMMUNICATIONS (2.2%)
     IDT Corp., Class B                                     (a)20,700        382
     NII Holdings, Inc.                                     (a)12,020        405
     NTL, Inc.                                              (a)24,904      1,435
   -----------------------------------------------------------------------------
                                                                           2,222
   =============================================================================
     TOTAL COMMON STOCKS (COST $85,552)                                   95,087
   =============================================================================

                                                                 FACE
                                                               AMOUNT
                                                                (000)
   -----------------------------------------------------------------------------
   SHORT-TERM INVESTMENT (7.0%)
   REPURCHASE AGREEMENT (7.0%)

    J.P. Morgan Securities, Inc., 1.25%,
      dated 6/30/04, due 7/1/04,
      repurchase price $7,125
      (COST $7,125)                                        $ (b)7,125      7,125
   -----------------------------------------------------------------------------
   TOTAL INVESTMENTS (100.7%) (COST $92,677)                             102,212
   =============================================================================

                                                               AMOUNT
                                                                (000)
   -----------------------------------------------------------------------------
   OTHER ASSETS (0.8%)
     Receivable for Portfolio Shares Sold                  $      442
     Receivable for Investments Sold                              347
     Dividends Receivable                                          21
     Other                                                          2        812
   -----------------------------------------------------------------------------
   LIABILITIES (-1.5%)
     Payable for Investments Purchased                         (1,114)
     Payable for Portfolio Shares Redeemed                       (203)
     Investment Advisory Fees Payable                            (151)
     Administrative Fees Payable                                  (25)
     Custodian Fees Payable                                        (5)
     Distribution Fees on Class II Shares                          (1)
     Other Liabilities                                            (34)    (1,533)
   -----------------------------------------------------------------------------
   NET ASSETS (100%)                                                    $101,491
   =============================================================================

2   The accompanying notes are an integral part of the financial statements.

                               THE UNIVERSAL INSTITUTIONAL FUNDS, INC.

                               Semi-Annual Report - June 30, 2004 (unaudited)

STATEMENT OF NET ASSETS (CONT'D)

MID CAP GROWTH PORTFOLIO

                                                               AMOUNT
                                                                (000)
   ------------------------------------------------------------------
   NET ASSETS CONSIST OF:
   Paid-in Capital                                           $ 95,859
   Undistributed Net Investment Income
     (Accumulated Net Investment Loss)                           (294)
   Accumulated Net Realized Gain (Loss)                        (3,609)
   Unrealized Appreciation (Depreciation) on
     Investments                                                9,535
   ------------------------------------------------------------------
   NET ASSETS                                                $101,491
   ==================================================================
   CLASS I:
   NET ASSETS                                                $ 85,031
   NET ASSET VALUE, OFFERING AND REDEMPTION
     PRICE PER SHARE

     Applicable to 9,220,384 outstanding $0.001 par value
       shares (authorized 500,000,000 shares)                $   9.22
   ==================================================================
   CLASS II:
   NET ASSETS                                                $ 16,460
   NET ASSET VALUE, OFFERING AND REDEMPTION
     PRICE PER SHARE

     Applicable to 1,787,177 outstanding $0.001 par value
       shares (authorized 500,000,000 shares)                $   9.21
   ==================================================================

   (a)  Non-income producing security.
   (b) The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this statement of net assets. The investment in the repurchase agreement is through participation in a joint account with affiliated parties.
   ADR  American Depositary Receipt
   REIT Real Estate Investment Trust

    The accompanying notes are an integral part of the financial statements.   3

THE UNIVERSAL INSTITUTIONAL FUNDS, INC.

Semi-Annual Report - June 30, 2004 (unaudited)

   MID CAP GROWTH PORTFOLIO

                                                                                      SIX MONTHS ENDED
                                                                                         JUNE 30, 2004
   STATEMENT OF OPERATIONS                                                                       (000)
   ---------------------------------------------------------------------------------------------------
   INVESTMENT INCOME:
     Dividends (net of $2 foreign taxes withheld)                                               $  189
     Interest                                                                                       12
   ---------------------------------------------------------------------------------------------------
       Total Investment Income                                                                     201
   ---------------------------------------------------------------------------------------------------
   EXPENSES:
     Investment Advisory Fees (Note B)                                                             347
     Administrative Fees (Note C)                                                                  126
     Distribution Fees on Class II Shares (Note D)                                                  24
     Custodian Fees (Note E)                                                                        21
     Shareholder Reporting Fees                                                                     17
     Professional Fees                                                                              14
     Directors' Fees and Expenses                                                                    1
     Other                                                                                           5
   ---------------------------------------------------------------------------------------------------
       Total Expenses                                                                              555
   ---------------------------------------------------------------------------------------------------
     Investment Advisory Fees Waived (Note B)                                                      (44)
     Distribution Fees on Class II Shares Waived (Note D)                                          (17)
   ---------------------------------------------------------------------------------------------------
       Net Expenses                                                                                494
   ---------------------------------------------------------------------------------------------------
   NET INVESTMENT INCOME (LOSS)                                                                   (293)
   ---------------------------------------------------------------------------------------------------
   NET REALIZED GAIN (LOSS) ON:
     Investments Sold                                                                            7,564
   ---------------------------------------------------------------------------------------------------
   CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON:
     Investments                                                                                  (287)
   ---------------------------------------------------------------------------------------------------
     NET REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)               7,277
   ---------------------------------------------------------------------------------------------------
       NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                          $6,984
   ===================================================================================================

4   The accompanying notes are an integral part of the financial statements.

                               THE UNIVERSAL INSTITUTIONAL FUNDS, INC.

                               Semi-Annual Report - June 30, 2004

MID CAP GROWTH PORTFOLIO

                                                                                     SIX MONTHS ENDED
                                                                                        JUNE 30, 2004          YEAR ENDED
                                                                                          (UNAUDITED)   DECEMBER 31, 2003
   STATEMENT OF CHANGES IN NET ASSETS                                                           (000)               (000)
   ----------------------------------------------------------------------------------------------------------------------
   INCREASE (DECREASE) IN NET ASSETS
   OPERATIONS:
   Net Investment Income (Loss)                                                              $   (293)           $   (420)
   Net Realized Gain (Loss)                                                                     7,564               8,336
     Net Change in Unrealized Appreciation (Depreciation)                                        (287)             10,954
   ----------------------------------------------------------------------------------------------------------------------
       Net Increase (Decrease) in Net Assets Resulting from Operations                          6,984              18,870
   ----------------------------------------------------------------------------------------------------------------------
   CAPITAL SHARE TRANSACTIONS (1):
     Class I:
     Subscriptions                                                                             25,960              68,211
     Redemptions                                                                              (20,811)            (46,632)
     Class II*:
     Subscriptions                                                                              5,551              10,301
     Redemptions                                                                               (1,014)               (369)
   ----------------------------------------------------------------------------------------------------------------------
       Net Increase (Decrease) in Net Assets Resulting
         from Capital Share Transactions                                                        9,686              31,511
   ----------------------------------------------------------------------------------------------------------------------
     Total Increase (Decrease) in Net Assets                                                   16,670              50,381
   NET ASSETS:
     Beginning of Period                                                                       84,821              34,440
   ----------------------------------------------------------------------------------------------------------------------
     End of Period (including Undistributed Net Investment Income
       (Accumulated Net Investment Loss) of $(294) and $(1), respectively)                   $101,491            $ 84,821
   ======================================================================================================================
   (1) CAPITAL SHARE TRANSACTIONS:
       Class I:
       Shares Subscribed                                                                        2,894               9,375
       Shares Redeemed                                                                         (2,348)             (6,434)
   ----------------------------------------------------------------------------------------------------------------------
       Net Increase (Decrease) in Class I Shares Outstanding                                      546               2,941
   ======================================================================================================================
       Class II*:
       Shares Subscribed                                                                          625               1,324
       Shares Redeemed                                                                           (116)                (46)
   ----------------------------------------------------------------------------------------------------------------------
       Net Increase (Decrease) in Class II Shares Outstanding                                     509               1,278
   ======================================================================================================================

   * Class II shares initial offering was on May 5, 2003.

    The accompanying notes are an integral part of the financial statements.   5

THE UNIVERSAL INSTITUTIONAL FUNDS, INC.

Semi-Annual Report - June 30, 2004

   FINANCIAL HIGHLIGHTS

   MID CAP GROWTH PORTFOLIO

                                                                                          CLASS I
                                                 -----------------------------------------------------------------------------------
                                                 SIX MONTHS ENDED           YEAR ENDED DECEMBER 31,                      PERIOD FROM
                                                    JUNE 30, 2004  ------------------------------------------   OCTOBER 18, 1999* TO
   SELECTED PER SHARE DATA AND RATIOS                 (UNAUDITED)   2003         2002      2001        2000        DECEMBER 31, 1999
   ---------------------------------------------------------------------------------------------------------------------------------
   NET ASSET VALUE, BEGINNING OF PERIOD              $  8.52       $  6.01     $  8.73    $ 12.35     $ 13.84         $ 10.00
   ---------------------------------------------------------------------------------------------------------------------------------
   INCOME (LOSS) FROM INVESTMENT OPERATIONS
     Net Investment Income (Loss)                      (0.03)#       (0.06)#     (0.05)#    (0.04)      (0.03)          (0.01)
     Net Realized and Unrealized Gain (Loss)            0.73          2.57       (2.67)     (3.58)      (0.93)           3.85
   ---------------------------------------------------------------------------------------------------------------------------------
       Total from Investment Operations                 0.70          2.51       (2.72)     (3.62)      (0.96)           3.84
   ---------------------------------------------------------------------------------------------------------------------------------
   DISTRIBUTIONS FROM AND/OR IN EXCESS OF:
     Net Realized Gain                                    --            --          --         --       (0.53)             --
   ---------------------------------------------------------------------------------------------------------------------------------
   NET ASSET VALUE, END OF PERIOD                    $  9.22       $  8.52     $  6.01    $  8.73     $ 12.35         $ 13.84
   =================================================================================================================================
   TOTAL RETURN@                                        8.22%++      41.76%     (31.16)%   (29.31)%     (7.33)%         38.40%++
   =================================================================================================================================
   RATIOS AND SUPPLEMENTAL DATA:
   Net Assets, End of Period (000's)                 $85,031       $73,933     $34,440    $33,229     $17,386         $ 2,859
   Ratio of Expenses to Average Net Assets              1.05%**       1.05%       1.05%      1.05%       1.05%           1.05%**
   Ratio of Net Investment Income (Loss) to
     Average Net Assets                                (0.61)%**     (0.76)%     (0.73)%    (0.61)%     (0.52)%         (0.61)%**
   Portfolio Turnover Rate                                84%++        176%        269%       168%        171%             52%++
   ---------------------------------------------------------------------------------------------------------------------------------
   Ratios Before Expenses Waived and/or
     Reimbursed by Adviser:
       Expenses to Average Net Assets                   1.15%**       1.33%       1.28%      1.39%       2.29%           8.06%**
       Net Investment Income (Loss) to
         Average Net Assets                            (0.71)%**     (1.04)%     (0.96)%    (0.95)%     (1.76)%         (7.62)%**
   ---------------------------------------------------------------------------------------------------------------------------------

                                                                                                              CLASS II
                                                                                                ------------------------------------
                                                                                                SIX MONTHS ENDED         PERIOD FROM
                                                                                                   JUNE 30, 2004     MAY 5, 2003^ TO
   SELECTED PER SHARE DATA AND RATIOS                                                                 (UNAUDITED)  DECEMBER 31, 2003
   ---------------------------------------------------------------------------------------------------------------------------------
   NET ASSET VALUE, BEGINNING OF PERIOD                                                               $  8.52         $  6.60
   ---------------------------------------------------------------------------------------------------------------------------------
   INCOME (LOSS) FROM INVESTMENT OPERATIONS
     Net Investment Income (Loss)                                                                       (0.03)#         (0.04)#
     Net Realized and Unrealized Gain (Loss)                                                             0.72            1.96
   ---------------------------------------------------------------------------------------------------------------------------------
       Total from Investment Operations                                                                  0.69            1.92
   ---------------------------------------------------------------------------------------------------------------------------------
   NET ASSET VALUE, END OF PERIOD                                                                     $  9.21         $  8.52
   =================================================================================================================================
   TOTAL RETURN@                                                                                         8.10%++        29.09%++
   =================================================================================================================================
   RATIOS AND SUPPLEMENTAL DATA:
   Net Assets, End of Period (000's)                                                                  $16,460         $10,888
   Ratio of Expenses to Average Net Assets                                                               1.15%**         1.15%**
   Ratio of Net Investment Income (Loss) to
     Average Net Assets                                                                                 (0.71)%**       (0.86)%**
   Portfolio Turnover Rate                                                                                 84%++          176%++
   ---------------------------------------------------------------------------------------------------------------------------------
   Ratios Before Expenses Waived and/or
      Reimbursed by Adviser and/or Distributor:
       Expenses to Average Net Assets                                                                    1.50%**         1.68%**
       Net Investment Income (Loss) to
         Average Net Assets                                                                             (1.06)%**       (1.39)%**
   ---------------------------------------------------------------------------------------------------------------------------------

   *    Commencement of operations
   **   Annualized
   ^    Commenced offering
   #    Per share amount is based on average shares outstanding.
   ++   Not annualized
   @ Performance shown does not reflect fees and expenses imposed by your insurance company's separate account. If performance information included the effect of these additional charges, the total return would be lower.

6   The accompanying notes are an integral part of the financial statements.

                               THE UNIVERSAL INSTITUTIONAL FUNDS, INC.

                               Semi-Annual Report - June 30, 2004 (unaudited)


   NOTES TO FINANCIAL STATEMENTS

   The Universal Institutional Funds, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund is comprised of sixteen separate active, diversified and non-diversified portfolios (individually referred to as a "Portfolio", collectively as the "Portfolios").

   The accompanying financial statements relate to the Mid Cap Growth Portfolio. The Portfolio seeks long-term capital growth by investing primarily in growth-oriented equity securities of U.S. mid-cap companies. The Portfolio offers two classes of shares -- Class I and Class II. Both classes of shares have identical voting rights (except that shareholders of a Class have exclusive voting rights regarding any matter relating solely to that Class of shares), dividend, liquidation and other rights.

   The Fund is intended to be the funding vehicle for variable annuity contracts and variable life insurance policies to be offered by the separate accounts of certain life insurance companies.

   A. ACCOUNTING POLICIES: The following significant accounting policies are in conformity with accounting principles generally accepted in the United States. Such policies are consistently followed by the Fund in the preparation of the financial statements. Accounting principles generally accepted in the United States may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

   1. SECURITY VALUATION: Equity securities listed on a U.S. exchange are valued at the latest quoted sales price on the valuation date. Equity securities listed or traded on NASDAQ, for which market quotations are available, are valued at the NASDAQ Official Closing Price. Securities listed on a foreign exchange are valued at their closing price. Unlisted securities and listed securities not traded on the valuation date for which market quotations are readily available are valued at the mean between the current bid and asked prices obtained from reputable brokers. Debt securities purchased with remaining maturities of 60 days or less are valued at amortized cost, if it approximates market value.

       All other securities and investments for which market values are not readily available, including restricted securities, and those securities for which it is inappropriate to determine prices in accordance with the aforementioned procedures, are valued at fair value as determined in good faith under procedures adopted by the Board of Directors, although the actual calculations may be done by others. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

   2. REPURCHASE AGREEMENTS: The Portfolios of the Fund may enter into repurchase agreements under which the Portfolio lends excess cash and takes possession of securities with an agreement that the counterparty will repurchase such securities. In connection with transactions in repurchase agreements, a bank as custodian for the Fund takes possession of the underlying securities which are held as collateral, with a market value at least equal to the amount of the repurchase transaction, including principal and accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to determine the adequacy of the collateral. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into repurchase agreements.

   3. OTHER: Security transactions are accounted for on the date the securities are purchased or sold. Realized gains and losses on the sale of investment securities are determined on the specific identified cost basis. Dividend income is recorded on the ex-dividend date (except for certain foreign dividends that may be recorded as soon as the Fund is informed of such dividends), net of applicable withholding taxes where recovery of such taxes is not reasonably assured. Interest income is recognized on the accrual basis except where collection is in doubt. Most expenses of the Fund can be directly attributed to a particular Portfolio. Expenses which cannot be directly attributed are apportioned among the Portfolios based upon relative net assets. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets.

   B. INVESTMENT ADVISORY FEES: Morgan Stanley Investment Management Inc. ("MS Investment Management"), a wholly-owned subsidiary of Morgan Stanley, provides the Portfolio with investment advisory services for a fee, paid

THE UNIVERSAL INSTITUTIONAL FUNDS, INC.

Semi-Annual Report - June 30, 2004 (unaudited)

   NOTES TO FINANCIAL STATEMENTS (CONT'D)

   quarterly, at the annual rate based on average daily net assets as follows:

                                       FROM $500
                   FIRST $500         MILLION TO             MORE THAN
                      MILLION         $1 BILLION            $1 BILLION
                   ---------------------------------------------------
                         0.75%              0.70%                0.65%

   MS Investment Management has agreed to reduce fees payable to it and to reimburse the Portfolio, if necessary, to the extent that the annual operating expenses expressed as a percentage of average daily net assets, exceed the maximum ratio of 1.05% for Class I shares and 1.15% for Class II shares.

   C. ADMINISTRATOR: MS Investment Management (the "Administrator") also provides the Portfolio with administrative services pursuant to an administrative agreement for a monthly fee which on an annual basis equals 0.25% of the average daily net assets of the Portfolio, plus reimbursement of out-of-pocket expenses. Under an agreement between the Administrator and J.P. Morgan Investor Services Co. ("JPMIS"), a corporate affiliate of JPMorgan Chase Bank, JPMIS provides certain administrative services to the Fund. For such services, the Administrator pays JPMIS a portion of the fee the Administrator receives from the Fund. An employee of JPMIS is an officer of the Fund.

   D. DISTRIBUTOR: Morgan Stanley & Co., Incorporated (the "Distributor"), a wholly-owned subsidiary of Morgan Stanley, serves as the distributor of the Fund and provides the Portfolio's Class II shareholders with distribution services pursuant to a Distribution Plan (the "Plan") in accordance with Rule 12b-1 under the Investment Company Act of 1940. Under the Plan, the Portfolio is authorized to pay the Distributor a distribution fee, which is accrued daily and paid monthly, at a rate of 0.35% of the Portfolio's average daily net assets attributable to Class II shares. The Distributor has voluntarily agreed to waive 0.25% of the 0.35% distribution fee that it may receive.

   E. CUSTODIAN: JPMorgan Chase Bank serves as custodian for the Fund in accordance with a custodian agreement. The Custodian holds cash, securities, and other assets of the Fund as required by the 1940 Act.

   F. CONTRACTUAL OBLIGATIONS: The Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

   G. FEDERAL INCOME TAXES: It is each Portfolio's intention to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for Federal income taxes is required in the financial statements. Distributions from the Portfolio are recorded on the ex-dividend date.

   Certain Portfolios may be subject to taxes imposed by countries in which they invest. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and net unrealized appreciation as these amounts are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

   The tax character of distributions paid may differ from the character of distributions shown on the Statement of Changes in Net Assets due to short-term capital gains being treated as ordinary income for tax purposes. The Portfolio had no distributions paid during 2003 and 2002.

   The amount and character of income and capital gain distributions to be paid by the Portfolio are determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States. The book/tax differences are either considered temporary or permanent in nature.

   Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains and losses on certain investment transactions and the timing of the deductibility of certain expenses.

   Permanent book and tax basis differences may result in reclassifications among undistributed (distributions in excess of) net investment income (or accumulated net investment loss), accumulated net realized gain (loss) and paid-in capital.

   At December 31, 2003, the Portfolio had no distributable earnings on a tax basis.

   At June 30, 2004, cost and unrealized appreciation (depreciation) for U.S. Federal income tax purposes of the investments of the Portfolio were:

                                                               NET
                                                      APPRECIATION
           COST   APPRECIATION     DEPRECIATION     (DEPRECIATION)
          (000)          (000)            (000)              (000)
      ------------------------------------------------------------
        $92,677        $11,640         $(2,105)           $9,535

   At December 31, 2003, the Portfolio had available capital loss carryforwards to offset future net capital gains, to the extent provided by regulations, of approximately $11,025,000, of which, $3,512,000 will expire on December 31, 2009, and $7,513,000 will expire on December 31, 2010.

   To the extent that capital loss carryforwards are used to offset any future net capital gains realized during the carryforward period as provided by U.S. tax regulations, no capital gains tax liability will be incurred by the Portfolio for gains realized and not distributed. To the extent that capital gains are so offset, such gains will not be distributed to shareholders.

                               THE UNIVERSAL INSTITUTIONAL FUNDS, INC.

                               Semi-Annual Report - June 30, 2004 (unaudited)

   NOTES TO FINANCIAL STATEMENTS (CONT'D)

   H. OTHER: For the six months ended June 30, 2004, purchases and sales of investment securities for the Portfolio, other than long-term U.S. Government securities and short-term investments, were approximately $79,776,000 and $75,344,000, respectively. There were no purchases and sales of long-term U.S. Government securities for the six months ended June 30, 2004.

   At June 30, 2004, the Portfolio had otherwise unaffiliated record owners of 10% or greater. Investment activities of these shareholders could have a material impact on the Portfolio. The aggregate percentage of such owners was 81.2% and 94.8%, for Class I and Class II, respectively.

THE UNIVERSAL INSTITUTIONAL FUNDS, INC.

Semi-Annual Report - June 30, 2004 (unaudited)

   DIRECTOR AND OFFICER INFORMATION

   DIRECTORS                                           OFFICERS

   Michael Bozic                                       Charles A. Fiumefreddo
                                                       CHAIRMAN OF THE BOARD
   Charles A. Fiumefreddo
                                                       Mitchell M. Merin
   Edwin J. Garn                                       PRESIDENT

   Wayne E. Hedien                                     Ronald E. Robison
                                                       EXECUTIVE VICE PRESIDENT AND PRINCIPAL EXECUTIVE OFFICER
   James F. Higgins
                                                       Amy R. Doberman
   Dr. Manuel H. Johnson                               VICE PRESIDENT

   Joseph J. Kearns                                    Barry Fink
                                                       VICE PRESIDENT

   Michael Nugent                                      Joseph J. McAlinden
                                                       VICE PRESIDENT
   Fergus Reid
                                                       Stefanie V. Chang
   INVESTMENT ADVISER AND ADMINISTRATOR                VICE PRESIDENT
   Morgan Stanley Investment Management Inc.*
   1221 Avenue of the Americas                         James W. Garrett
   New York, New York 10020                            TREASURER AND CHIEF FINANCIAL OFFICER

                                                       Michael J. Leary
   DISTRIBUTOR                                         ASSISTANT TREASURER
   Morgan Stanley & Co. Incorporated
   1221 Avenue of the Americas                         Mary E. Mullin
   New York, New York 10020                            SECRETARY

   CUSTODIAN                                           LEGAL COUNSEL
   JPMorgan Chase Bank                                 Clifford Chance US LLP
   270 Park Avenue                                     31 West 52nd Street
   New York, New York 10017                            New York, New York 10019

                                                       INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
                                                       Ernst & Young LLP
                                                       200 Clarendon Street
                                                       Boston, Massachusetts 02116-5072

   *Doing business in certain instances as Miller Anderson, Van Kampen or Morgan Stanley Asset Management.

   This report is authorized for distribution only when preceded or accompanied by the prospectus of The Universal Institutional Funds, Inc. which describes in detail each Investment Portfolio's investment policies, risks, fees and expenses. Please read the prospectus carefully before you invest or send money. For additional information, including information regarding the investments comprising the Portfolio, please visit our website at www.morganstanley.com/im.

   PROXY VOTING POLICIES AND PROCEDURES AND PROXY VOTING RECORD

   A copy of (1) the Fund's policies and procedures with respect to the voting of proxies relating to the Fund's portfolio securities; and (2) how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge, upon request, by calling 1 (800) 281-2715 or by visiting our website at www.morganstanley.com/im. This information is also available on the Securities and Exchange Commission's website at http://www.sec.gov.

                                        THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
[MORGAN STANLEY LOGO]
                                        SEMI-ANNUAL REPORT - JUNE 30, 2004


U.S. MID CAP VALUE PORTFOLIO

                                THE UNIVERSAL INSTITUTIONAL FUNDS, INC.

                                Semi-Annual Report - June 30, 2004 (unaudited)

   STATEMENT OF NET ASSETS

   U.S. MID CAP VALUE PORTFOLIO

                                                                                      VALUE
                                                                        SHARES        (000)
   ----------------------------------------------------------------------------------------
   COMMON STOCKS (95.7%)
   AEROSPACE & DEFENSE (3.7%)
     Goodrich Corp.                                                    396,420   $   12,816
   ----------------------------------------------------------------------------------------
   CHEMICALS (5.9%)
     International Flavors & Fragrances, Inc.                          263,460        9,853
     Lyondell Chemical Co.                                             605,950       10,538
   ----------------------------------------------------------------------------------------
                                                                                     20,391
   ========================================================================================
   COMMERCIAL BANKS (2.0%)
     Comerica, Inc.                                                    129,150        7,088
   ----------------------------------------------------------------------------------------
   COMMERCIAL SERVICES & SUPPLIES (6.7%)
     Equifax, Inc.                                                     193,460        4,788
     Manpower, Inc.                                                    170,370        8,650
     Valassis Communications, Inc.                                  (a)317,890        9,686
   ----------------------------------------------------------------------------------------
                                                                                     23,124
   ========================================================================================
   CONSTRUCTION & ENGINEERING (1.7%)
     Fluor Corp.                                                       127,230        6,065
   ----------------------------------------------------------------------------------------
   CONTAINERS & PACKAGING (2.0%)
     Temple-Inland, Inc.                                               100,340        6,949
   ----------------------------------------------------------------------------------------
   DIVERSIFIED FINANCIAL SERVICES (1.3%)
     Edwards (A.G.), Inc.                                              131,360        4,470
   ----------------------------------------------------------------------------------------
   ELECTRIC UTILITIES (8.6%)
     Allegheny Energy, Inc.                                         (a)487,010        7,505
     Edison International                                              308,640        7,892
     Pinnacle West Capital Corp.                                       188,600        7,617
     Wisconsin Energy Corp.                                            212,790        6,939
   ----------------------------------------------------------------------------------------
                                                                                     29,953
   ========================================================================================
   ELECTRICAL EQUIPMENT (3.1%)
     Hubbell, Inc., Class B                                            231,400       10,809
   ----------------------------------------------------------------------------------------
   ENERGY EQUIPMENT & SERVICES (3.3%)
     GlobalSantaFe Corp.                                               183,540        4,864
     Transocean, Inc.                                               (a)221,940        6,423
   ----------------------------------------------------------------------------------------
                                                                                     11,287
   ========================================================================================
   FOOD & STAPLES RETAILING (2.3%)
     Albertson's, Inc.                                                 298,800        7,930
   ----------------------------------------------------------------------------------------
   FOOD PRODUCTS (1.4%)
     Hormel Foods Corp.                                                160,270        4,984
   ----------------------------------------------------------------------------------------
   HEALTHCARE EQUIPMENT & SUPPLIES (5.1%)
     Applera Corp. - Applied Biosystems Group                          350,980        7,634
     Bausch & Lomb, Inc.                                               154,340       10,043
   ----------------------------------------------------------------------------------------
                                                                                     17,677
   ========================================================================================
   HEALTHCARE PROVIDERS & SERVICES (1.8%)
     IMS Health, Inc.                                                  265,970        6,234
   ----------------------------------------------------------------------------------------
   HOTELS, RESTAURANTS & LEISURE (3.0%)
     Darden Restaurants, Inc.                                          280,700        5,768
     Starwood Hotels & Resorts Worldwide, Inc.                         105,730        4,742
   ----------------------------------------------------------------------------------------
                                                                                     10,510
   ========================================================================================
   INSURANCE (7.8%)
     ACE Ltd.                                                           97,950        4,141
     Assurant, Inc.                                                    325,380        8,584
     Conseco, Inc.                                                  (a)456,860        9,092
     Endurance Specialty Holdings Ltd.                                   2,100           73
     Horace Mann Educators Corp.                                       306,250        5,353
   ----------------------------------------------------------------------------------------
                                                                                     27,243
   ========================================================================================
   INTERNET SOFTWARE & SERVICES (1.6%)
     BearingPoint, Inc.                                             (a)627,620   $    5,567
   ----------------------------------------------------------------------------------------
   IT SERVICES (7.3%)
     BISYS Group, Inc. (The)                                        (a)694,220        9,761
     Convergys Corp.                                                (a)380,620        5,862
     Sabre Holdings Corp., Class A                                     351,110        9,729
   ----------------------------------------------------------------------------------------
                                                                                     25,352
   ========================================================================================
   MACHINERY (2.2%)
     Pall Corp.                                                        296,190        7,757
   ----------------------------------------------------------------------------------------
   MEDIA (4.6%)
     Interpublic Group of Cos., Inc.                                (a)567,520        7,792
     Scholastic Corp.                                               (a)267,250        8,004
   ----------------------------------------------------------------------------------------
                                                                                     15,796
   ========================================================================================
   MULTI-UTILITIES & UNREGULATED POWER (2.2%)
     El Paso Corp.                                                     987,150        7,779
   ----------------------------------------------------------------------------------------
   OIL & GAS (2.6%)
     Amerada Hess Corp.                                                 55,600        4,403
     Valero Energy Corp.                                                60,780        4,483
   ----------------------------------------------------------------------------------------
                                                                                      8,886
   ========================================================================================
   PHARMACEUTICALS (2.1%)
     King Pharmaceuticals, Inc.                                      (a)33,500          384
     Watson Pharmaceuticals, Inc.                                   (a)250,520        6,739
   ----------------------------------------------------------------------------------------
                                                                                      7,123
   ========================================================================================
   REAL ESTATE (2.0%)
     General Growth Properties, Inc. REIT                              235,610        6,967
   ----------------------------------------------------------------------------------------
   SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (2.0%)
     Advanced Micro Devices, Inc.                                   (a)434,200        6,904
   ----------------------------------------------------------------------------------------
   SOFTWARE (2.1%)
     Cadence Design Systems, Inc.                                   (a)497,090        7,272
   ----------------------------------------------------------------------------------------
   SPECIALTY RETAIL (2.3%)
     Linens 'N Things, Inc.                                          (a)36,470        1,069
     Office Depot, Inc.                                             (a)390,730        6,998
   ----------------------------------------------------------------------------------------
                                                                                      8,067
   ========================================================================================
   THRIFTS & MORTGAGE FINANCE (5.0%)
     PMI Group, Inc. (The)                                             154,910        6,742
     Sovereign Bancorp, Inc.                                           473,810       10,471
   ----------------------------------------------------------------------------------------
                                                                                     17,213
   ========================================================================================
     TOTAL COMMON STOCKS (COST $304,099)                                            332,213
   ========================================================================================
   INVESTMENT COMPANY (0.1%)
   OTHER (0.1%)
     iShares Russell Midcap Index Fund (COST $439)                       6,500          461
   ----------------------------------------------------------------------------------------

                                                                          FACE
                                                                        AMOUNT
                                                                         (000)
   ----------------------------------------------------------------------------------------
   SHORT-TERM INVESTMENT (4.8%)
   REPURCHASE AGREEMENT (4.8%)
     J.P. Morgan Securities, Inc., 1.25%,
       dated 6/30/04, due 7/1/04,
       repurchase price $16,530
       (COST $16,529)                                             $  (b)16,529       16,529
   ----------------------------------------------------------------------------------------

    The accompanying notes are an integral part of the financial statements.   1

THE UNIVERSAL INSTITUTIONAL FUNDS, INC.

Semi-Annual Report - June 30, 2004 (unaudited)

   STATEMENT OF NET ASSETS (CONT'D)

   U.S. MID CAP VALUE PORTFOLIO

                                                                                     AMOUNT
                                                                                      (000)
   ----------------------------------------------------------------------------------------
   TOTAL INVESTMENTS (100.6%) (COST $321,067)                                    $  349,203
   ========================================================================================
                                                                        AMOUNT
                                                                         (000)
   ----------------------------------------------------------------------------------------
   OTHER ASSETS (3.3%)
     Cash                                                         $          1
     Receivable for Investments Sold                                    10,288
     Receivable for Portfolio Shares Sold                                  689
     Dividends Receivable                                                  466
     Interest Receivable                                                     1
     Other                                                                   5       11,450
   ----------------------------------------------------------------------------------------
   LIABILITIES (-3.9%)
     Payable for Investments Purchased                                 (12,829)
     Investment Advisory Fees Payable                                     (585)
     Payable for Portfolio Shares Redeemed                                (112)
     Administrative Fees Payable                                           (73)
     Custodian Fees Payable                                                 (2)
     Distribution Fees on Class II Shares                                   (2)
     Directors' Fees and Expenses Payable                                   (1)
     Other Liabilities                                                     (63)     (13,667)
   ----------------------------------------------------------------------------------------
   NET ASSETS (100%)                                                             $  346,986
   ========================================================================================
   NET ASSETS CONSIST OF:
   Paid-in Capital                                                               $  319,572
   Undistributed (Distributions in Excess of)
     Net Investment Income                                                              508
   Accumulated Net Realized Gain (Loss)                                              (1,230)
   Unrealized Appreciation (Depreciation) on
     Investments                                                                     28,136
   ----------------------------------------------------------------------------------------
   NET ASSETS                                                                    $  346,986
   ========================================================================================
   CLASS I:
   NET ASSETS                                                                    $  315,950
   NET ASSET VALUE, OFFERING AND REDEMPTION
     PRICE PER SHARE
     Applicable to 20,457,785 outstanding $0.001 par value
       shares (authorized 500,000,000 shares)                                    $    15.44
   ========================================================================================
   CLASS II:
   NET ASSETS                                                                    $   31,036
   NET ASSET VALUE, OFFERING AND REDEMPTION
     PRICE PER SHARE

     Applicable to 2,012,937 outstanding $0.001 par value
       shares (authorized 500,000,000 shares)                                    $    15.42
   ========================================================================================

   (a)  Non-income producing security.
   (b) The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this statement of net assets. The investment in the repurchase agreement is through participation in a joint account with affiliated parties.

2   The accompanying notes are an integral part of the financial statements.

                                THE UNIVERSAL INSTITUTIONAL FUNDS, INC.

                                Semi-Annual Report - June 30, 2004 (unaudited)

   U.S. MID CAP VALUE PORTFOLIO

                                                               SIX MONTHS ENDED
                                                                  JUNE 30, 2004
   STATEMENT OF OPERATIONS                                                (000)
   ----------------------------------------------------------------------------
   INVESTMENT INCOME:
     Dividends                                                 $          1,935
     Interest                                                                55
   ----------------------------------------------------------------------------
       Total Investment Income                                            1,990
   ----------------------------------------------------------------------------
   EXPENSES:
     Investment Advisory Fees (Note B)                                    1,098
     Administrative Fees (Note C)                                           374
     Distribution Fees on Class II Shares (Note D)                           43
     Shareholder Reporting Fees                                              27
     Professional Fees                                                       24
     Custodian Fees (Note E)                                                 13
     Directors' Fees and Expenses                                             2
     Other                                                                    7
   ----------------------------------------------------------------------------
       Total Expenses                                                     1,588
   ----------------------------------------------------------------------------
     Investment Advisory Fees Waived (Note B)                                (7)
     Distribution Fees on Class II Shares Waived (Note D)                   (31)
   ----------------------------------------------------------------------------
       Net Expenses                                                       1,550
   ----------------------------------------------------------------------------
   NET INVESTMENT INCOME (LOSS)                                             440
   ----------------------------------------------------------------------------
   NET REALIZED GAIN (LOSS) ON:
     Investments Sold                                                     8,750
   ----------------------------------------------------------------------------
   CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON:
     Investments                                                          4,114
   ----------------------------------------------------------------------------
     NET REALIZED GAIN (LOSS) AND CHANGE IN
       UNREALIZED APPRECIATION (DEPRECIATION)                            12,864
   ----------------------------------------------------------------------------
       NET INCREASE (DECREASE) IN NET ASSETS
         RESULTING FROM OPERATIONS                             $         13,304
   ============================================================================

    The accompanying notes are an integral part of the financial statements.   3

THE UNIVERSAL INSTITUTIONAL FUNDS, INC.

Semi-Annual Report - June 30, 2004

   U.S. MID CAP VALUE PORTFOLIO

                                                                                  SIX MONTHS ENDED
                                                                                     JUNE 30, 2004           YEAR ENDED
                                                                                       (UNAUDITED)    DECEMBER 31, 2003
   STATEMENT OF CHANGES IN NET ASSETS                                                        (000)                (000)
   --------------------------------------------------------------------------------------------------------------------
   INCREASE (DECREASE) IN NET ASSETS
   OPERATIONS:
     Net Investment Income (Loss)                                                $             440    $              71
     Net Realized Gain (Loss)                                                                8,750               32,417
     Net Change in Unrealized Appreciation (Depreciation)                                    4,114               36,513
   --------------------------------------------------------------------------------------------------------------------
       Net Increase (Decrease) in Net Assets Resulting from Operations                      13,304               69,001
   --------------------------------------------------------------------------------------------------------------------
   CAPITAL SHARE TRANSACTIONS (1):
     Class I:
     Subscriptions                                                                          31,043              101,241
     Issued on Portfolio Merger+                                                            52,094                   --
     Redemptions                                                                           (20,837)             (86,844)
     Class II*:
     Subscriptions                                                                          11,451               17,367
     Redemptions                                                                              (741)                 (11)
   --------------------------------------------------------------------------------------------------------------------
       Net Increase (Decrease) in Net Assets Resulting
         from Capital Share Transactions                                                    73,010               31,753
   --------------------------------------------------------------------------------------------------------------------
     Total Increase (Decrease) in Net Assets                                                86,314              100,754
   NET ASSETS:
     Beginning of Period                                                                   260,672              159,918
   --------------------------------------------------------------------------------------------------------------------
     End of Period (Including Undistributed (Distributions in Excess of)
       Net Investment Income of $508 and $68, respectively)                      $         346,986    $         260,672
   ====================================================================================================================
   (1) CAPITAL SHARE TRANSACTIONS:
       Class I:
       Shares Subscribed                                                                     2,053                8,204
       Shares Issued on Portfolio Merger+                                                    3,503                   --
       Shares Redeemed                                                                      (1,379)              (7,175)
   --------------------------------------------------------------------------------------------------------------------
       Net Increase (Decrease) in Class I Shares Outstanding                                 4,177                1,029
   ====================================================================================================================
       Class II*:
       Shares Subscribed                                                                       760                1,303
       Shares Redeemed                                                                         (50)                  (1)
   --------------------------------------------------------------------------------------------------------------------
       Net Increase (Decrease) in Class II Shares Outstanding                                  710                1,302
   ====================================================================================================================

   * Class II shares initial offering was on May 5, 2003.
   + Effective April 30, 2004, LSA Mid Cap Value and LSA Diversified Mid-Cap
     Funds merged into U.S. Mid Cap Value Portfolio.

4   The accompanying notes are an integral part of the financial statements.

                                THE UNIVERSAL INSTITUTIONAL FUNDS, INC.

                                Semi-Annual Report - June 30, 2004

FINANCIAL HIGHLIGHTS

U.S. MID CAP VALUE PORTFOLIO

                                                                                       CLASS I
                                               -----------------------------------------------------------------------------------
                                                  SIX MONTHS
                                                       ENDED                        YEAR ENDED DECEMBER 31,
                                               JUNE 30, 2004----------------------------------------------------------------------
   SELECTED PER SHARE DATA AND RATIOS            (UNAUDITED)        2003          2002          2001          2000         1999
   -------------------------------------------------------------------------------------------------------------------------------
   NET ASSET VALUE, BEGINNING OF PERIOD        $       14.83     $    10.49    $    14.56    $    15.05    $    15.62   $    14.92
   -------------------------------------------------------------------------------------------------------------------------------
   INCOME (LOSS) FROM INVESTMENT OPERATIONS
     Net Investment Income (Loss)                       0.02#          0.01#        (0.02)#       (0.00)+        0.02         0.03
     Net Realized and Unrealized Gain (Loss)            0.59           4.33         (4.05)        (0.47)         1.62         2.81
   -------------------------------------------------------------------------------------------------------------------------------
       Total from Investment Operations                 0.61           4.34         (4.07)        (0.47)         1.64         2.84
   -------------------------------------------------------------------------------------------------------------------------------
   DISTRIBUTIONS FROM AND/OR IN EXCESS OF:
     Net Investment Income                                --             --            --            --         (0.02)       (0.03)
     Net Realized Gain                                    --             --            --         (0.02)        (2.19)       (2.11)
   -------------------------------------------------------------------------------------------------------------------------------
       Total Distributions                                --             --            --         (0.02)        (2.21)       (2.14)
   -------------------------------------------------------------------------------------------------------------------------------
   NET ASSET VALUE, END OF PERIOD              $       15.44     $    14.83    $    10.49    $    14.56    $    15.05   $    15.62
   ===============================================================================================================================
   TOTAL RETURN +/-                                     4.11%++       41.37%       (27.95)%       (3.15)%       10.75%       20.19%
   ===============================================================================================================================
   RATIOS AND SUPPLEMENTAL DATA:
   Net Assets, End of Period (000's)           $     315,950     $  241,384    $  159,918    $  168,980    $   86,233   $   54,107
   Ratio of Expenses to Average Net Assets              1.05%**        1.05%         1.05%         1.05%         1.05%        1.05%
   Ratio of Net Investment Income (Loss) to
     Average Net Assets                                 0.31%**        0.04%        (0.17)%       (0.04)%        0.15%        0.21%
   Portfolio Turnover Rate                                47%++         218%          145%          173%          234%         248%
   -------------------------------------------------------------------------------------------------------------------------------
   Ratios Before Expenses Waived and/or
     Reimbursed by Adviser:
       Expenses to Average Net Assets                   1.06%**        1.12%         1.12%         1.10%         1.27%        1.37%
       Net Investment Income (Loss) to Average
         Net Assets                                     0.30%**       (0.03)%       (0.24)%       (0.09)%       (0.07)%      (0.11)%
   -------------------------------------------------------------------------------------------------------------------------------

                                                                                                          CLASS II
                                                                                            -----------------------------------
                                                                                               SIX MONTHS           PERIOD FROM
                                                                                                    ENDED       MAY 5, 2003* TO
                                                                                            JUNE 30, 2004          DECEMBER 31,
   SELECTED PER SHARE DATA AND RATIOS                                                         (UNAUDITED)                  2003
   ----------------------------------------------------------------------------------------------------------------------------
   NET ASSET VALUE, BEGINNING OF PERIOD                                                     $       14.81       $         11.18
   ----------------------------------------------------------------------------------------------------------------------------
   INCOME (LOSS) FROM INVESTMENT OPERATIONS
     Net Investment Income (Loss)                                                                    0.02#                 0.01#
     Net Realized and Unrealized Gain (Loss)                                                         0.59                  3.62
   ----------------------------------------------------------------------------------------------------------------------------
       Total from Investment Operations                                                              0.61                  3.63
   ----------------------------------------------------------------------------------------------------------------------------
   NET ASSET VALUE, END OF PERIOD                                                           $       15.42       $         14.81
   ============================================================================================================================
   TOTAL RETURN +/-                                                                                  4.12%++              32.47%++
   ============================================================================================================================
   RATIOS AND SUPPLEMENTAL DATA:
   Net Assets, End of Period (000's)                                                        $      31,036       $        19,288
   Ratio of Expenses to Average Net Assets                                                           1.15%**               1.15%**
   Ratio of Net Investment Income (Loss) to
     Average Net Assets                                                                              0.21%**              (0.06)%**
   Portfolio Turnover Rate                                                                             47%++                218%++
   ============================================================================================================================
   Ratios Before Expenses Waived and/or
     Reimbursed by Adviser and/or Distributor:
       Expenses to Average Net Assets                                                                1.41%**               1.47%**
       Net Investment Income (Loss) to
         Average Net Assets                                                                         (0.05)%**             (0.38)%**
   ============================================================================================================================

   *   Commenced offering
   **  Annualized
   #   Per share amount is based on average shares outstanding.
   +   Amount is less than $0.005 per share.
   ++  Not annualized
   +/- Performance shown does not reflect fees and expenses imposed by your insurance company's separate account. If performance information included the effect of these additional charges, the total return would be lower.

    The accompanying notes are an integral part of the financial statements.   5

THE UNIVERSAL INSTITUTIONAL FUNDS, INC.

Semi-Annual Report - June 30, 2004 (unaudited)

   NOTES TO FINANCIAL STATEMENTS

   The Universal Institutional Funds, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund is comprised of sixteen separate active, diversified and non-diversified portfolios (individually referred to as a "Portfolio", collectively as the "Portfolios").

   The accompanying financial statements relate to the U.S. Mid Cap Value Portfolio. The Portfolio seeks above-average total return over a market cycle of three to five years by investing in common stocks and other equity securities. The Portfolio offers two classes of shares -- Class I and Class
   II. Both classes of shares have identical voting rights (except that shareholders of a Class have exclusive voting rights regarding any matter relating solely to that Class of shares), dividend, liquidation and other rights.

   The Fund is intended to be the funding vehicle for variable annuity contracts and variable life insurance policies to be offered by the separate accounts of certain life insurance companies.

   On April 30, 2004, the net assets of the LSA Mid Cap Value and LSA Diversified Mid-Cap Funds of the LSA Variable Series Trust were merged into the U.S. Mid Cap Value Portfolio's Class I shares. The exchange is considered non-taxable with respect to the assets of LSA Mid Cap Value Fund and taxable with respect to the assets of LSA Diversified Mid-Cap Fund. In exchange for the $39,143,000 and $12,951,000 in net assets received from LSA Mid Cap Value and LSA Diversified Mid-Cap Funds, respectively, including $3,009,000 in unrealized appreciation from LSA Mid Cap Value Fund, 2,632,331 and 870,994 Class I shares of the U.S. Mid Cap Value Portfolio were issued, respectively. Prior to the combination, the net assets of the U.S. Mid Cap Value Portfolio totaled $248,686,000. Immediately after the combination, the net assets of the U.S. Mid Cap Value Portfolio totaled $300,780,000.

   A. ACCOUNTING POLICIES: The following significant accounting policies are in conformity with accounting principles generally accepted in the United States. Such policies are consistently followed by the Fund in the preparation of the financial statements. Accounting principles generally accepted in the United States may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

   1. SECURITY VALUATION: Equity securities listed on a U.S. exchange are valued at the latest quoted sales price on the valuation date. Equity securities listed or traded on NASDAQ, for which market quotations are available, are valued at the NASDAQ Official Closing Price. Securities listed on a foreign exchange are valued at their closing price. Unlisted securities and listed securities not traded on the valuation date for which market quotations are readily available are valued at the mean between the current bid and asked prices obtained from reputable brokers. Debt securities purchased with remaining maturities of 60 days or less are valued at amortized cost, if it approximates market value.

      All other securities and investments for which market values are not readily available, including restricted securities, and those securities for which it is inappropriate to determine prices in accordance with the aforementioned procedures, are valued at fair value as determined in good faith under procedures adopted by the Board of Directors, although the actual calculations may be done by others. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

   2. REPURCHASE AGREEMENTS: The Portfolios of the Fund may enter into repurchase agreements under which the Portfolio lends excess cash and takes possession of securities with an agreement that the counterparty will repurchase such securities. In connection with transactions in repurchase agreements, a bank as custodian for the Fund takes possession of the underlying securities which are held as collateral, with a market value at least equal to the amount of the repurchase transaction, including principal and accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to determine the adequacy of the collateral. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into repurchase agreements.

   3. OTHER: Security transactions are accounted for on the date the securities are purchased or sold. Realized gains and losses on the sale of investment securities are determined on the specific identified cost basis. Dividend income is recorded on the ex-dividend date (except for certain foreign dividends that may be recorded as soon as the Fund is informed of such dividends), net of applicable withholding

                                THE UNIVERSAL INSTITUTIONAL FUNDS, INC.

                                Semi-Annual Report - June 30, 2004 (unaudited)

   NOTES TO FINANCIAL STATEMENTS (CONT'D)

      taxes where recovery of such taxes is not reasonably assured. Interest income is recognized on the accrual basis except where collection is in doubt. Most expenses of the Fund can be directly attributed to a particular Portfolio. Expenses which cannot be directly attributed are apportioned among the Portfolios based upon relative net assets. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets.

   B. INVESTMENT ADVISORY FEES: Morgan Stanley Investment Management Inc. ("MS Investment Management"), a wholly-owned subsidiary of Morgan Stanley, provides the Portfolio with investment advisory services for a fee, paid quarterly, at the annual rate based on average daily net assets as follows:

                                FROM $500
                  FIRST $500   MILLION TO    MORE THAN
                     MILLION   $1 BILLION   $1 BILLION
                  ------------------------------------
                        0.75%        0.70%        0.65%

   MS Investment Management has agreed to reduce fees payable to it and to reimburse the Portfolio, if necessary, to the extent that the annual operating expenses, excluding interest expense and extraordinary expenses, expressed as a percentage of average daily net assets, exceed the maximum ratio of 1.05% for Class I shares and 1.15% for Class II shares.

   C. ADMINISTRATOR: MS Investment Management (the "Administrator") also provides the Portfolio with administrative services pursuant to an administrative agreement for a monthly fee which on an annual basis equals 0.25% of the average daily net assets of the Portfolio, plus reimbursement of out-of-pocket expenses. Under an agreement between the Administrator and J.P. Morgan Investor Services Co. ("JPMIS"), a corporate affiliate of JPMorgan Chase Bank, JPMIS provides certain administrative services to the Fund. For such services, the Administrator pays JPMIS a portion of the fee the Administrator receives from the Fund. An employee of JPMIS is an officer of the Fund.

   D.DISTRIBUTOR: Morgan Stanley & Co., Incorporated (the "Distributor"), a wholly-owned subsidiary of Morgan Stanley, serves as the distributor of the Fund and provides the Portfolio's Class II shareholders with distribution services pursuant to a Distribution Plan (the "Plan") in accordance with Rule 12b-1 under the Investment Company Act of 1940. Under the Plan, the Portfolio is authorized to pay the Distributor a distribution fee, which is accrued daily and paid monthly, at a rate of 0.35% of the Portfolio's average daily net assets attributable to Class II shares. The Distributor has voluntarily agreed to waive 0.25% of the 0.35% distribution fee that it may receive.

   E. CUSTODIAN: JPMorgan Chase Bank serves as custodian for the Fund in accordance with a custodian agreement. The Custodian holds cash, securities, and other assets of the Fund as required by the 1940 Act.

   F. CONTRACTUAL OBLIGATIONS: The Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

   G. FEDERAL INCOME TAXES: It is each Portfolio's intention to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for Federal income taxes is required in the financial statements. Distributions from the Portfolio are recorded on the ex-dividend date.

   Certain Portfolios may be subject to taxes imposed by countries in which they invest. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and net unrealized appreciation as these amounts are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

   The tax character of distributions paid may differ from the character of distributions shown on the Statement of Changes in Net Assets due to short-term capital gains being treated as ordinary income for tax purposes. The Portfolio had no distributions during 2003 and 2002.

   The amount and character of income and capital gain distributions to be paid by the Portfolio are determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States. The book/tax differences are either considered temporary or permanent in nature.

   Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains and losses on certain investment transactions and the timing of the deductibility of certain expenses.

   Permanent book and tax basis differences may result in reclassifications among undistributed (distributions in excess of) net investment income (or accumulated net investment loss), accumulated net realized gain (loss) and paid-in capital.

   At December 31, 2003, the Portfolio had distributable earnings on a tax basis as follows:

                    UNDISTRIBUTED   UNDISTRIBUTED
                         ORDINARY       LONG-TERM
                           INCOME    CAPITAL GAIN
                            (000)           (000)
                    -----------------------------
                    $          74   $          --

THE UNIVERSAL INSTITUTIONAL FUNDS, INC.

Semi-Annual Report - June 30, 2004 (unaudited)

   NOTES TO FINANCIAL STATEMENTS (CONT'D)

   At June 30, 2004, cost and unrealized appreciation (depreciation) for U.S. Federal income tax purposes of the investments of the Portfolio were:

                                                             NET
                                                    APPRECIATION
             COST   APPRECIATION   DEPRECIATION   (DEPRECIATION)
            (000)          (000)          (000)            (000)
            ----------------------------------------------------
       $  321,067   $     33,959   $    (5,823)   $       28,136

   At December 31, 2003, the Portfolio had available capital loss carryforwards to offset future net capital gains, to the extent provided by regulations, of approximately $9,434,000 which will expire on December 31, 2010.

   To the extent that capital loss carryforwards are used to offset any future net capital gains realized during the carryforward period as provided by U.S. tax regulations, no capital gains tax liability will be incurred by the Portfolio for gains realized and not distributed. To the extent that capital gains are so offset, such gains will not be distributed to shareholders.

   H. OTHER: For the six months ended June 30, 2004, purchases and sales of investment securities for the Portfolio, other than long-term U.S. Government securities and short-term investments, were approximately $198,984,000 and $135,973,000, respectively. There were no purchases and sales of long-term U.S. Government securities for the six months ended June 30, 2004.

   During the six months ended June 30, 2004, the Portfolio incurred $17,000 of brokerage commissions to Morgan Stanley & Co. Incorporated, an affiliated broker dealer.

   At June 30, 2004, the Portfolio had otherwise unaffiliated record owners of 10% or greater. Investment activities of these shareholders could have a material impact on the Portfolio. The aggregate percentage of such owners was 76.0% and 92.5%, for Class I and Class II, respectively.

                                THE UNIVERSAL INSTITUTIONAL FUNDS, INC.

                                Semi-Annual Report - June 30, 2004 (unaudited)

   DIRECTOR AND OFFICER INFORMATION

   DIRECTORS                                       OFFICERS

   Michael Bozic                                   Charles A. Fiumefreddo
                                                   CHAIRMAN OF THE BOARD
   Charles A. Fiumefreddo
                                                   Mitchell M. Merin
   Edwin J. Garn                                   PRESIDENT

   Wayne E. Hedien                                 Ronald E. Robison
                                                   EXECUTIVE VICE PRESIDENT AND PRINCIPAL EXECUTIVE OFFICER
   James F. Higgins
                                                   Amy R. Doberman
   Dr. Manuel H. Johnson                           VICE PRESIDENT

   Joseph J. Kearns                                Barry Fink
                                                   VICE PRESIDENT
   Michael Nugent
                                                   Joseph J. McAlinden
   Fergus Reid                                     VICE PRESIDENT

   INVESTMENT ADVISER AND ADMINISTRATOR            Stefanie V. Chang
   Morgan Stanley Investment Management Inc.*      VICE PRESIDENT
   1221 Avenue of the Americas
   New York, New York 10020                        James W. Garrett
                                                   TREASURER AND CHIEF FINANCIAL OFFICER
   DISTRIBUTOR
   Morgan Stanley & Co. Incorporated               Michael J. Leary
   1221 Avenue of the Americas                     ASSISTANT TREASURER
   New York, New York 10020
                                                   Mary E. Mullin
   CUSTODIAN                                       SECRETARY
   JPMorgan Chase Bank
   270 Park Avenue                                 LEGAL COUNSEL
   New York, New York 10017                        Clifford Chance US LLP
                                                   31 West 52nd Street
                                                   New York, New York 10019

                                                   INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
                                                   Ernst & Young LLP
                                                   200 Clarendon Street
                                                   Boston, Massachusetts 02116-5072

   *Doing business in certain instances as Miller Anderson, Van Kampen or Morgan Stanley Asset Management.

   This report is authorized for distribution only when preceded or accompanied by the prospectus of The Universal Institutional Funds, Inc. which describes in detail each Investment Portfolio's investment policies, risks, fees and expenses. Please read the prospectus carefully before you invest or send money. For additional information, including information regarding the investments comprising the Portfolio, please visit our website at www.morganstanley.com/im.

   PROXY VOTING POLICIES AND PROCEDURES AND PROXY VOTING RECORD

   A copy of (1) the Fund's policies and procedures with respect to the voting of proxies relating to the Fund's portfolio securities; and (2) how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge, upon request, by calling 1 (800) 281-2715 or by visiting our website at www.morganstanley.com/im. This information is also available on the Securities and Exchange Commission's website at http://www.sec.gov.

                                         THE UNIVERSAL INSTITUTIONAL FUNDS, INC.

[MORGAN STANLEY LOGO]                    SEMI-ANNUAL REPORT - JUNE 30, 2004


VALUE PORTFOLIO

                                  THE UNIVERSAL INSTITUTIONAL FUNDS, INC.

                                  Semi-Annual Report - June 30, 2004 (unaudited)

   STATEMENT OF NET ASSETS

   VALUE PORTFOLIO

                                                                                 VALUE
                                                                     SHARES      (000)
   -----------------------------------------------------------------------------------
   COMMON STOCKS (96.5%)
   CAPITAL MARKETS (1.0%)
     Goldman Sachs Group, Inc.                                          400    $    38
     JPMorgan Chase & Co.                                             7,000        271
     Lehman Brothers Holdings, Inc.                                   1,600        120
     Merrill Lynch & Co., Inc.                                        3,400        184
   -----------------------------------------------------------------------------------
                                                                                   613
   ===================================================================================
   CHEMICALS (4.4%)
     Dow Chemical Co. (The)                                          30,200      1,229
     E.I. du Pont de Nemours & Co.                                   17,500        777
     PPG Industries, Inc.                                             4,600        288
     Rohm & Haas Co.                                                  7,100        295
   -----------------------------------------------------------------------------------
                                                                                 2,589
   ===================================================================================
   COMMERCIAL BANKS (6.0%)
     Bank of America Corp.                                           17,100      1,447
     PNC Financial Services Group, Inc.                              13,300        706
     Sun Trust Banks, Inc.                                            1,900        123
     Wells Fargo & Co.                                               21,700      1,242
   -----------------------------------------------------------------------------------
                                                                                 3,518
   ===================================================================================
   COMMUNICATIONS EQUIPMENT (0.7%)
     JDS Uniphase Corp.                                            (a)8,600         33
     Nokia Oyj ADR                                                   11,300        164
     Telefonaktiebolaget LM Ericsson ADR                           (a)6,100        182
   -----------------------------------------------------------------------------------
                                                                                   379
   ===================================================================================
   COMPUTERS & PERIPHERALS (2.5%)
     Hewlett-Packard Co.                                             46,300        977
     International Business Machines Corp.                            3,300        291
     Lexmark International, Inc., Class A                          (a)2,400        231
   -----------------------------------------------------------------------------------
                                                                                 1,499
   ===================================================================================
   CONSUMER FINANCE (0.2%)
     Capital One Financial Corp.                                      1,400         96
   -----------------------------------------------------------------------------------
   DIVERSIFIED FINANCIAL SERVICES (1.9%)
     Citigroup, Inc.                                                 24,200      1,125
   -----------------------------------------------------------------------------------
   DIVERSIFIED TELECOMMUNICATION SERVICES (10.4%)
     Amdocs Ltd.                                                   (a)3,200         75
     SBC Communications, Inc.                                        68,400      1,659
     Sprint Corp. - FON Group                                       149,500      2,631
     Verizon Communications, Inc.                                    49,500      1,791
   -----------------------------------------------------------------------------------
                                                                                 6,156
   ===================================================================================
   ELECTRIC UTILITIES (5.1%)
     American Electric Power Co., Inc.                                9,300        298
     CenterPoint Energy, Inc.                                        13,300        153
     Dominion Resources, Inc.                                         7,300        460
     FirstEnergy Corp.                                               12,100        453
     Scottish Power plc ADR                                           7,000        207
     TXU Corp.                                                       35,900      1,454
   -----------------------------------------------------------------------------------
                                                                                 3,025
   ===================================================================================
   ELECTRONIC EQUIPMENT & INSTRUMENTS (0.5%)
     Flextronics International Ltd.                               (a)12,400        198
     Jabil Circuit, Inc.                                           (a)4,100        103
   -----------------------------------------------------------------------------------
                                                                                   301
   ===================================================================================
   ENERGY EQUIPMENT & SERVICES (10.5%)
     GlobalSantaFe Corp.                                             37,900      1,004
     Halliburton Co.                                                 81,300    $ 2,460
     Schlumberger Ltd.                                               30,400      1,931
     Transocean, Inc.                                             (a)28,700        831
   -----------------------------------------------------------------------------------
                                                                                 6,226
   ===================================================================================
   FOOD & STAPLES RETAILING (1.5%)
     CVS Corp.                                                        9,700        408
     Kroger Co.                                                   (a)27,100        493
   -----------------------------------------------------------------------------------
                                                                                   901
   ===================================================================================
   FOOD PRODUCTS (1.9%)
     Kraft Foods, Inc.                                               17,400        551
     Unilever N.V. (NY Shares)                                        8,500        583
   -----------------------------------------------------------------------------------
                                                                                 1,134
   ===================================================================================
   HEALTHCARE PROVIDERS & SERVICES (2.0%)
     Aetna, Inc.                                                      9,400        799
     AmerisourceBergen Corp.                                          6,600        395
   -----------------------------------------------------------------------------------
                                                                                 1,194
   ===================================================================================
   HOTELS, RESTAURANTS & LEISURE (0.4%)
     Darden Restaurants, Inc.                                        11,900        245
   -----------------------------------------------------------------------------------
   HOUSEHOLD PRODUCTS (2.4%)
     Kimberly-Clark Corp.                                            21,800      1,436
   -----------------------------------------------------------------------------------
   INSURANCE (5.9%)
     Allstate Corp. (The)                                            13,200        614
     AMBAC Financial Group, Inc.                                      6,500        477
     Assurant, Inc.                                                   7,600        200
     Chubb Corp. (The)                                               12,500        852
     Genworth Financial, Inc.                                      (a)7,700        177
     Metlife, Inc.                                                   11,200        402
     St. Paul Travelers Cos., Inc. (The)                              5,920        240
     Torchmark Corp.                                                  9,400        506
   -----------------------------------------------------------------------------------
                                                                                 3,468
   ===================================================================================
   IT SERVICES (0.8%)
     Affiliated Computer Services, Inc., Class A                   (a)4,800        254
     Sungard Data Systems, Inc.                                    (a)7,200        187
   -----------------------------------------------------------------------------------
                                                                                   441
   ===================================================================================
   LEISURE EQUIPMENT & PRODUCTS (1.3%)
     Eastman Kodak Co.                                               17,700        478
     Mattel, Inc.                                                    15,200        277
   -----------------------------------------------------------------------------------
                                                                                   755
   ===================================================================================
   MEDIA (4.2%)
     Clear Channel Communications, Inc.                              25,300        935
     Liberty Media Corp., Class A                                 (a)63,800        574
     Liberty Media International, Inc., Class A                    (a)3,190        118
     Walt Disney Co.                                                 33,300        849
   -----------------------------------------------------------------------------------
                                                                                 2,476
   ===================================================================================
   METALS & MINING (1.6%)
     Alcoa, Inc.                                                     27,900        922
   -----------------------------------------------------------------------------------
   MULTI-UTILITIES & UNREGULATED POWER (1.1%)
     Constellation Energy Group, Inc.                                 7,500        284
     Public Service Enterprise Group, Inc.                            8,900        356
   -----------------------------------------------------------------------------------
                                                                                   640
   ===================================================================================
   MULTILINE RETAIL (1.0%)
     Federated Department Stores                                      8,900        437

   The accompanying notes are an integral part of the financial statements.    1

THE UNIVERSAL INSTITUTIONAL FUNDS, INC.

Semi-Annual Report - June 30, 2004 (unaudited)

   STATEMENT OF NET ASSETS (CONT'D)

   VALUE PORTFOLIO

                                                                                 VALUE
                                                                     SHARES      (000)
   -----------------------------------------------------------------------------------
   MULTILINE RETAIL (CONT'D)
     May Department Stores Co. (The)                                  4,900    $   135
   -----------------------------------------------------------------------------------
                                                                                   572
   ===================================================================================
   OIL & GAS (4.2%)
     BP plc ADR                                                       8,000        428
     ConocoPhillips                                                   7,100        542
     Petrobras S.A. ADR                                              14,200        399
     Royal Dutch Petroleum Co. (NY Shares)                            5,600        289
     Total S.A. ADR                                                   8,600        826
   -----------------------------------------------------------------------------------
                                                                                 2,484
   ===================================================================================
   PAPER & FOREST PRODUCTS (5.5%)
     Georgia-Pacific Corp.                                           31,600      1,169
     International Paper Co.                                         46,700      2,087
   -----------------------------------------------------------------------------------
                                                                                 3,256
   ===================================================================================
   PHARMACEUTICALS (11.0%)
     Bristol-Myers Squibb Co.                                        79,900      1,957
     GlaxoSmithKline plc ADR                                         42,400      1,758
     Merck & Co., Inc.                                                4,400        209
     Pfizer, Inc.                                                    27,300        936
     Roche Holding AG ADR                                             7,200        713
     Schering-Plough Corp.                                           33,300        615
     Wyeth                                                            8,700        315
   -----------------------------------------------------------------------------------
                                                                                 6,503
   ===================================================================================
   ROAD & RAIL (0.4%)
     Burlington Northern Santa Fe Corp.                               6,700        235
   -----------------------------------------------------------------------------------
   SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (0.2%)
     Intel Corp.                                                      1,500         41
     Novellus Systems, Inc.                                        (a)1,800         57
   -----------------------------------------------------------------------------------
                                                                                    98
   ===================================================================================
   SOFTWARE (0.8%)
     Check Point Software Technologies Ltd.                        (a)4,600        124
     Microsoft Corp.                                                 11,400        326
   -----------------------------------------------------------------------------------
                                                                                   450
   ===================================================================================
   SPECIALTY RETAIL (0.3%)
     Boise Cascade Corp.                                              5,100        192
   -----------------------------------------------------------------------------------
   TEXTILES, APPAREL & LUXURY GOODS (1.0%)
     Jones Apparel Group, Inc.                                       15,400        608
   -----------------------------------------------------------------------------------
   THRIFTS & MORTGAGE FINANCE (4.5%)
     Fannie Mae                                                       4,100        293
     Freddie Mac                                                     37,600      2,380
   -----------------------------------------------------------------------------------
                                                                                 2,673
   ===================================================================================
   TOBACCO (1.3%)
     Altria Group, Inc.                                              15,700        786
   -----------------------------------------------------------------------------------
     TOTAL COMMON STOCKS (COST $50,283)                                         56,996
   ===================================================================================

                                                                       FACE
                                                                     AMOUNT
                                                                      (000)
   -----------------------------------------------------------------------------------
   SHORT-TERM INVESTMENT (2.9%)
   REPURCHASE AGREEMENT (2.9%)
     J.P. Morgan Securities, Inc., 1.25%,
       dated 6/30/04, due 7/1/04,
       repurchase price $1,708
       (COST $1,708)                                             $ (b)1,708      1,708
   -----------------------------------------------------------------------------------

                                                                                AMOUNT
                                                                                 (000)
   -----------------------------------------------------------------------------------
   TOTAL INVESTMENTS (99.4%) (COST $51,991)                                    $58,704
   ===================================================================================

                                                                     AMOUNT
                                                                      (000)
   -----------------------------------------------------------------------------------
   OTHER ASSETS (0.9%)
     Cash                                                        $        1
     Receivable for Investments Sold                                    378
     Dividends Receivable                                               109
     Receivable for Portfolio Shares Sold                                24
     Other                                                                1        513
   -----------------------------------------------------------------------------------
   LIABILITIES (-0.3%)
     Investment Advisory Fees Payable                                   (65)
     Payable for Portfolio Shares Redeemed                              (38)
     Administrative Fees Payable                                        (15)
     Custodian Fees Payable                                              (1)
     Directors' Fees and Expenses Payable                                (1)
     Other Liabilities                                                  (32)      (152)
   -----------------------------------------------------------------------------------
   NET ASSETS (100%)                                                           $59,065
   ===================================================================================
   NET ASSETS CONSIST OF:
   Paid-in Capital                                                             $49,400
   Undistributed (Distributions in Excess of)
     Net Investment Income                                                       1,017
   Accumulated Net Realized Gain (Loss)                                          1,935
   Unrealized Appreciation (Depreciation) on
     Investments                                                                 6,713
   -----------------------------------------------------------------------------------
   NET ASSETS                                                                  $59,065
   ===================================================================================
   NET ASSET VALUE, OFFERING AND REDEMPTION
     PRICE PER SHARE
     Applicable to 4,279,678 outstanding $0.001 par value
       shares (authorized 500,000,000 shares)                                  $ 13.80
   ===================================================================================

   (a)  Non-income producing security.
   (b) The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this statement of net assets. The investment in the repurchase agreement is through participation in a joint account with affiliated parties.
   ADR  American Depositary Receipt

2   The accompanying notes are an integral part of the financial statements.

                                  THE UNIVERSAL INSTITUTIONAL FUNDS, INC.

                                  Semi-Annual Report - June 30, 2004

   VALUE PORTFOLIO

                                                                                                SIX MONTHS ENDED
                                                                                                   JUNE 30, 2004
                                                                                                     (UNAUDITED)
   STATEMENT OF OPERATIONS                                                                                 (000)
   -------------------------------------------------------------------------------------------------------------
   INVESTMENT INCOME:
     Dividends                                                                                           $   667
     Interest                                                                                                  8
   -------------------------------------------------------------------------------------------------------------
       Total Investment Income                                                                               675
   -------------------------------------------------------------------------------------------------------------
   EXPENSES:
     Investment Advisory Fees (Note B)                                                                       156
     Administrative Fees (Note C)                                                                             76
     Shareholder Reporting Fees                                                                               14
     Professional Fees                                                                                        12
     Custodian Fees (Note D)                                                                                  10
     Directors' Fees and Expenses                                                                              1
     Other                                                                                                     3
   -------------------------------------------------------------------------------------------------------------
       Total Expenses                                                                                        272
   -------------------------------------------------------------------------------------------------------------
     Investment Advisory Fees Waived (Note B)                                                                (31)
   -------------------------------------------------------------------------------------------------------------
       Net Expenses                                                                                          241
   -------------------------------------------------------------------------------------------------------------
   NET INVESTMENT INCOME (LOSS)                                                                              434
   -------------------------------------------------------------------------------------------------------------
   NET REALIZED GAIN (LOSS) ON:
     Investments Sold                                                                                        203
   -------------------------------------------------------------------------------------------------------------
   CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON:
     Investments                                                                                           1,909
   -------------------------------------------------------------------------------------------------------------
     NET REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)                         2,112
   -------------------------------------------------------------------------------------------------------------
       NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                                   $ 2,546
   =============================================================================================================

                                                                            SIX MONTHS ENDED
                                                                               JUNE 30, 2004          YEAR ENDED
                                                                                 (UNAUDITED)   DECEMBER 31, 2003
   STATEMENT OF CHANGES IN NET ASSETS                                                  (000)               (000)
   -------------------------------------------------------------------------------------------------------------
   INCREASE (DECREASE) IN NET ASSETS
   OPERATIONS:
     Net Investment Income (Loss)                                                    $   434             $   587
     Net Realized Gain (Loss)                                                            203               4,532
     Change in Unrealized Appreciation (Depreciation)                                  1,909               7,861
   -------------------------------------------------------------------------------------------------------------
       Net Increase (Decrease) in Net Assets Resulting from Operations                 2,546              12,980
   -------------------------------------------------------------------------------------------------------------
   CAPITAL SHARE TRANSACTIONS (1):
     Subscriptions                                                                     6,785               7,530
     Redemptions                                                                      (2,936)             (7,049)
   -------------------------------------------------------------------------------------------------------------
       Net Increase (Decrease) in Net Assets Resulting
         from Capital Share Transactions                                               3,849                 481
   -------------------------------------------------------------------------------------------------------------
     Total Increase (Decrease) in Net Assets                                           6,395              13,461
   NET ASSETS:
     Beginning of Period                                                              52,670              39,209
   -------------------------------------------------------------------------------------------------------------
     End of Period (Including Undistributed (Distributions in Excess of)
       Net Investment Income of $1,017 and $583, respectively)                       $59,065             $52,670
   =============================================================================================================
   (1) CAPITAL SHARE TRANSACTIONS:
       Shares Subscribed                                                                 500                 667
       Shares Redeemed                                                                  (216)               (658)
   -------------------------------------------------------------------------------------------------------------
       Net Increase (Decrease) in Capital Shares Outstanding                             284                   9
   =============================================================================================================

    The accompanying notes are an integral part of the financial statements.   3

THE UNIVERSAL INSTITUTIONAL FUNDS, INC.

Semi-Annual Report - June 30, 2004

   FINANCIAL HIGHLIGHTS

   VALUE PORTFOLIO

                                                            SIX MONTHS ENDED               YEAR ENDED DECEMBER 31,
                                                               JUNE 30, 2004   ---------------------------------------------
   SELECTED PER SHARE DATA AND RATIOS                            (UNAUDITED)    2003       2002      2001    2000     1999
   -------------------------------------------------------------------------------------------------------------------------
   NET ASSET VALUE, BEGINNING OF PERIOD                          $ 13.18       $  9.83   $ 12.77   $ 13.15  $ 10.76  $ 11.10
   -------------------------------------------------------------------------------------------------------------------------
   INCOME (LOSS) FROM INVESTMENT OPERATIONS
     Net Investment Income (Loss)                                   0.10#         0.15#     0.11#     0.13     0.12     0.13
     Net Realized and Unrealized Gain (Loss)                        0.52          3.20     (2.94)     0.18     2.57    (0.34)
   -------------------------------------------------------------------------------------------------------------------------
         Total from Investment Operations                           0.62          3.35     (2.83)     0.31     2.69    (0.21)
   -------------------------------------------------------------------------------------------------------------------------
   DISTRIBUTIONS FROM AND/OR IN EXCESS OF:
     Net Investment Income                                            --            --     (0.11)    (0.13)   (0.12)   (0.13)
     Net Realized Gain                                                --            --        --     (0.56)   (0.18)      --
   -------------------------------------------------------------------------------------------------------------------------
         Total Distributions                                          --            --     (0.11)    (0.69)   (0.30)   (0.13)
   -------------------------------------------------------------------------------------------------------------------------
   NET ASSET VALUE, END OF PERIOD                                $ 13.80       $ 13.18   $  9.83   $ 12.77  $ 13.15  $ 10.76
   =========================================================================================================================
   TOTAL RETURN^                                                    4.70%++      34.08%   (22.15)%    2.27%   24.95%   (1.82)%
   =========================================================================================================================
   RATIOS AND SUPPLEMENTAL DATA:
   Net Assets, End of Period (000's)                             $59,065       $52,670   $39,209   $46,935  $49,931  $37,199
   Ratio of Expenses to Average Net Assets                          0.85%**       0.85%     0.85%     0.85%    0.85%    0.85%
   Ratio of Net Investment Income (Loss) to Average Net Assets      1.53%**       1.37%     0.97%     0.92%    1.07%    1.26%
   Portfolio Turnover Rate                                            14%++        135%       39%       55%      50%      43%
   -------------------------------------------------------------------------------------------------------------------------
   Ratios Before Expenses Waived and/or Reimbursed by Adviser:
         Expenses to Average Net Assets                             0.96%**       0.99%     0.96%     0.93%    1.09%    1.22%
         Net Investment Income (Loss) to Average Net Assets         1.42%**       1.23%     0.86%     0.84%    0.82%    0.89%
   -------------------------------------------------------------------------------------------------------------------------

   #    Per share amount is based on average shares outstanding.
   ^ Performance shown does not reflect fees and expenses imposed by your insurance company's separate account. If performance information included the effect of these additional charges, the total return would be lower.
   **   Annualized
   ++   Not Annualized

4   The accompanying notes are an integral part of the financial statements.

                                  THE UNIVERSAL INSTITUTIONAL FUNDS, INC.

                                  Semi-Annual Report - June 30, 2004 (unaudited)

   NOTES TO FINANCIAL STATEMENTS

   The Universal Institutional Funds, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund is comprised of sixteen separate active, diversified and non-diversified portfolios (individually referred to as a "Portfolio", collectively as the "Portfolios").

   The accompanying financial statements relate to the Value Portfolio. The Portfolio seeks above-average total return over a market cycle of three to five years by investing primarily in a portfolio of common stocks and other equity securities.

   The Fund is intended to be the funding vehicle for variable annuity contracts and variable life insurance policies to be offered by the separate accounts of certain life insurance companies.

   A. ACCOUNTING POLICIES: The following significant accounting policies are in conformity with accounting principles generally accepted in the United States. Such policies are consistently followed by the Fund in the preparation of the financial statements. Accounting principles generally accepted in the United States may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

   1. SECURITY VALUATION: Equity securities listed on a U.S. exchange are valued at the latest quoted sales price on the valuation date. Equity securities listed or traded on NASDAQ, for which market quotations are available, are valued at the NASDAQ Official Closing Price. Securities listed on a foreign exchange are valued at their closing price. Unlisted securities and listed securities not traded on the valuation date for which market quotations are readily available are valued at the mean between the current bid and asked prices obtained from reputable brokers. Debt securities purchased with remaining maturities of 60 days or less are valued at amortized cost, if it approximates market value.

       All other securities and investments for which market values are not readily available, including restricted securities, and those securities for which it is inappropriate to determine prices in accordance with the aforementioned procedures, are valued at fair value as determined in good faith under procedures adopted by the Board of Directors, although the actual calculations may be done by others. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

   2. REPURCHASE AGREEMENTS: The Portfolios of the Fund may enter into repurchase agreements under which the Portfolio lends excess cash and takes possession of securities with an agreement that the counterparty will repurchase such securities. In connection with transactions in repurchase agreements, a bank as custodian for the Fund takes possession of the underlying securities which are held as collateral, with a market value at least equal to the amount of the repurchase transaction, including principal and accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to determine the adequacy of the collateral. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into repurchase agreements.

   3. OTHER: Security transactions are accounted for on the date the securities are purchased or sold. Realized gains and losses on the sale of investment securities are determined on the specific identified cost basis. Dividend income is recorded on the ex-dividend date (except for certain foreign dividends that may be recorded as soon as the Fund is informed of such dividends), net of applicable withholding taxes where recovery of such taxes is not reasonably assured. Interest income is recognized on the accrual basis except where collection is in doubt. Discounts and premiums on securities purchased are amortized according to the effective yield method over their respective lives. Most expenses of the Fund can be directly attributed to a particular Portfolio. Expenses which cannot be directly attributed are apportioned among the Portfolios based upon relative net assets.

   B. INVESTMENT ADVISORY FEES: Morgan Stanley Investment Management Inc. ("MS Investment Management"), a wholly-owned subsidiary of Morgan Stanley, provides the Portfolio with investment advisory services for a fee, paid quarterly, at the annual rate based on average daily net assets as follows:

                                FROM $500
              FROM $500        MILLION TO         MORE THAN
                MILLION        $1 BILLION        $1 BILLION
              ---------------------------------------------
                   0.55%             0.50%             0.45%

THE UNIVERSAL INSTITUTIONAL FUNDS, INC.

Semi-Annual Report - June 30, 2004 (unaudited)

   NOTES TO FINANCIAL STATEMENTS (CONT'D)

   MS Investment Management has agreed to reduce fees payable to it and to reimburse the Portfolio, if necessary, to the extent that the annual operating expenses expressed as a percentage of average daily net assets, exceed the maximum ratio of 0.85%.

   C. ADMINISTRATOR: MS Investment Management (the "Administrator") also provides the Portfolio with administrative services pursuant to an administrative agreement for a monthly fee which on an annual basis equals 0.25% of the average daily net assets of the Portfolio, plus reimbursement of out-of-pocket expenses. Under an agreement between the Administrator and J.P. Morgan Investor Services Co. ("JPMIS"), a corporate affiliate of JPMorgan Chase Bank, JPMIS provides certain administrative services to the Fund. For such services, the Administrator pays JPMIS a portion of the fee the Administrator receives from the Fund. An employee of JPMIS is an officer of the Fund.

   D. CUSTODIAN: JPMorgan Chase Bank serves as custodian for the Fund in accordance with a custodian agreement. The Custodian holds cash, securities, and other assets of the Fund as required by the 1940 Act.

   E. CONTRACTUAL OBLIGATIONS: The Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

   F. FEDERAL INCOME TAXES: It is each Portfolio's intention to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for Federal income taxes is required in the financial statements. Distributions from the Portfolio are recorded on the ex-dividend date.

   Certain Portfolios may be subject to taxes imposed by countries in which they invest. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and net unrealized appreciation as these amounts are earned.

   The tax character of distributions paid may differ from the character of distributions shown on the Statement of Changes in Net Assets due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during 2003 and 2002 was as follows:

             2003 DISTRIBUTIONS        2002 DISTRIBUTIONS
                 PAID FROM:                PAID FROM:
          -----------------------   -----------------------
          ORDINARY      LONG-TERM   ORDINARY      LONG-TERM
            INCOME   CAPITAL GAIN     INCOME   CAPITAL GAIN
             (000)          (000)      (000)          (000)
          -------------------------------------------------
               $--            $--       $433            $--

   The amount and character of income and capital gain distributions to be paid by the Portfolio are determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States. The book/tax differences are either considered temporary or permanent in nature.

   Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains and losses on certain investment transactions and the timing of the deductibility of certain expenses.

   Permanent book and tax basis differences may result in reclassifications among undistributed (distributions in excess of) net investment income (or accumulated net investment loss), accumulated net realized gain (loss) and paid-in capital.

   At December 31, 2003, the Portfolio had distributable earnings on a tax basis as follows:

                     UNDISTRIBUTED   UNDISTRIBUTED
                          ORDINARY       LONG-TERM
                            INCOME    CAPITAL GAIN
                             (000)           (000)
                     -----------------------------
                            $1,008         $ 1,442


   At June 30, 2004, cost and unrealized appreciation (depreciation) for U.S. Federal income tax purposes of the investments of the Portfolio were:

                                                                      NET
                                                             APPRECIATION
                      COST   APPRECIATION   DEPRECIATION   (DEPRECIATION)
                      (000)        (000)           (000)            (000)
                 --------------------------------------------------------
                   $51,991        $7,346         $ (633)          $6,713

   G. OTHER: For the six months ended June 30, 2004, purchases and sales of investment securities for the Portfolio, other than long-term U.S. Government securities and short-term investments, were approximately $11,388,000 and $7,848,000, respectively. There were no purchases and sales of long-term U.S. Government securities for the six months ended June 30, 2004.

   During the six months ended June 30, 2004, the Portfolio incurred $26 of brokerage commissions to Morgan Stanley & Co. Incorporated, an affiliated broker dealer.

   At June 30, 2004, the Portfolio had otherwise unaffiliated record owners of 10% or greater. Investment activities of these shareholders could have a material impact on the Portfolio. The aggregate percentage of such owners was 75.9%.

                                  THE UNIVERSAL INSTITUTIONAL FUNDS, INC.

                                  Semi-Annual Report - June 30, 2004 (unaudited)

   DIRECTOR AND OFFICER INFORMATION

   DIRECTORS                                          OFFICERS
   Michael Bozic                                      Charles A. Fiumefreddo
                                                      CHAIRMAN OF THE BOARD
   Charles A. Fiumefreddo
                                                      Mitchell M. Merin
   Edwin J. Garn                                      PRESIDENT

   Wayne E. Hedien                                    Ronald E. Robison
                                                      EXECUTIVE VICE PRESIDENT AND PRINCIPAL EXECUTIVE OFFICER
   James F. Higgins
                                                      Amy R. Doberman
   Dr. Manuel H. Johnson                              VICE PRESIDENT

   Joseph J. Kearns                                   Barry Fink
                                                      VICE PRESIDENT
   Michael Nugent
                                                      Joseph J. McAlinden
   Fergus Reid                                        VICE PRESIDENT

   INVESTMENT ADVISER AND ADMINISTRATOR               Stefanie V. Chang
   Morgan Stanley Investment Management Inc.*         VICE PRESIDENT
   1221 Avenue of the Americas
   New York, New York 10020                           James W. Garrett
                                                      TREASURER AND CHIEF FINANCIAL OFFICER
   DISTRIBUTOR
   Morgan Stanley & Co. Incorporated                  Michael J. Leary
   1221 Avenue of the Americas                        ASSISTANT TREASURER
   New York, New York 10020
                                                      Mary E. Mullin
   CUSTODIAN                                          SECRETARY
   JPMorgan Chase Bank
   270 Park Avenue                                    LEGAL COUNSEL
   New York, New York 10017                           Clifford Chance US LLP
                                                      31 West 52nd Street
                                                      New York, New York 10019

                                                      INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
                                                      Ernst & Young LLP
                                                      200 Clarendon Street
                                                      Boston, Massachusetts 02116-5072

   *Doing business in certain instances as Miller Anderson, Van Kampen or Morgan Stanley Asset Management.

   This report is authorized for distribution only when preceded or accompanied by the prospectus of The Universal Institutional Funds, Inc. which describes in detail each Investment Portfolio's investment policies, risks, fees and expenses. Please read the prospectus carefully before you invest or send money. For additional information, including information regarding the investments comprising the Portfolio, please visit our website at www.morganstanley.com/im.

   PROXY VOTING POLICIES AND PROCEDURES AND PROXY VOTING RECORD

   A copy of (1) the Fund's policies and procedures with respect to the voting of proxies relating to the Fund's portfolio securities; and (2) how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge, upon request, by calling 1 (800) 281-2715 or by visiting our website at www.morganstanley.com/im. This information is also available on the Securities and Exchange Commission's website at http://www.sec.gov.

                                  THE UNIVERSAL INSTITUTIONAL FUNDS, INC.

[MORGAN STANLEY LOGO]             SEMI-ANNUAL REPORT - JUNE 30, 2004


EQUITY AND INCOME POERTFOLIO

                                  THE UNIVERSAL INSTITUTIONAL FUNDS, INC.

                                  Semi-Annual Report - June 30, 2004 (unaudited)

   STATEMENT OF NET ASSETS

   EQUITY AND INCOME PORTFOLIO

                                                                       FACE
                                                                     AMOUNT       VALUE
                                                                      (000)       (000)
   ------------------------------------------------------------------------------------
   FIXED INCOME SECURITIES (23.4%)
   AGENCY FIXED RATE MORTGAGES (1.4%)
     Federal National Mortgage Association
       6.50%, 8/1/32 - 4/1/33                                    $    1,068  $    1,114
       7.00%, 1/1/33                                                    278         293
     Federal National Mortgage Association,
       July TBA
       7.00%, 7/25/34                                                (a)200         211
   ------------------------------------------------------------------------------------
                                                                                  1,618
   ====================================================================================
   ASSET BACKED CORPORATE (0.0%)
     TXU Electric Delivery Transition Bond Co.
       4.81%, 11/15/12                                                   25          25
   ------------------------------------------------------------------------------------
   FINANCE (1.4%)
     AIG SunAmerica Global Financing VI
       6.30%, 5/10/11                                                 (b)75          81
     American Express Co.
       1.85%, 12/1/33                                             (b)(c)315         342
     American General Finance
       4.625%, 5/15/09                                                   85          85
     Anthem Insurance Cos., Inc.
       9.125%, 4/1/10                                                 (b)25          31
     AXA Financial, Inc.
       6.50%, 4/1/08                                                     10          11
     Bank One Corp.
       6.00%, 2/17/09                                                    25          26
     CIT Group, Inc.
       7.375%, 4/2/07                                                    35          38
     Citigroup, Inc.
       6.00%, 2/21/12                                                   145         154
     Countrywide Home Loans, Inc.
       3.25%, 5/21/08                                                    60          58
       4.00%, 3/22/11                                                    10           9
     EOP Operating LP
       4.75%, 3/15/14                                                     5           5
       7.50%, 4/19/29                                                    30          32
       7.875%, 7/15/31                                                    5           6
     Farmers Exchange Capital
       7.05%, 7/15/28                                                (b)100          96
     General Electric Capital Corp.
       4.25%, 12/1/10                                                    30          29
       6.75%, 3/15/32                                                    90          97
     Goldman Sachs Group, Inc.
       6.875%, 1/15/11                                                   90          99
     Household Finance Corp.
       4.125%, 12/15/08                                                  75          74
       5.875%, 2/1/09                                                    15          16
       6.40%, 6/17/08                                                    15          16
     JPMorgan Chase & Co.
       6.00%, 2/15/09                                                    35          37
     MBNA America Bank NA
       7.125%, 11/15/12                                                  20          22
     MBNA Corp.
       6.125%, 3/1/13                                                    60          62
     Prudential Holdings LLC
       7.245%, 12/18/23                                              (b)100         114
     Rouse Co.
       3.625%, 3/15/09                                           $       25  $       24
     SLM Corp.
       5.00%, 10/1/13                                                    45          43
     Washington Mutual, Inc.
       8.25%, 4/1/10                                                     55          64
   ------------------------------------------------------------------------------------
                                                                                  1,671
   ====================================================================================
   INDUSTRIALS (8.8%)
     Advanced Micro Devices, Inc.
       4.75%, 2/1/22                                                 (d)500         510
     Aetna, Inc.
       7.875%, 3/1/11                                                    80          92
     Albertson's, Inc.
       7.50%, 2/15/11                                                    30          34
     Altria Group, Inc.
       7.00%, 11/4/13                                                    60          61
       7.75%, 1/15/27                                                     5           5
     America West Airlines, Inc.
       7.10%, 10/2/08                                                    87          92
     American Airlines, Inc.
       4.25%, 9/23/23                                                (b)497         464
     Amgen, Inc.
     Zero Coupon, 3/1/32                                              2,000       1,480
     AT&T Corp.
       8.05%, 11/15/11                                                   15          15
       8.75%, 11/15/31                                                   25          24
     AT&T Wireless Services, Inc.
       7.875%, 3/1/11                                                    15          17
       8.75%, 3/1/31                                                     10          12
     Clear Channel Communications, Inc.
       7.65%, 9/15/10                                                    45          51
     Comcast Cable Communications, Inc.
       6.75%, 1/30/11                                                    50          54
     Comcast Corp.
       5.30%, 1/15/14                                                    50          48
     Conoco Funding Co.
       6.35%, 10/15/11                                                   10          11
     Conoco, Inc.
       6.95%, 4/15/29                                                    60          66
     Constellation Energy Group, Inc.
       7.60%, 4/1/32                                                     10          11
     Continental Airlines, Inc.
       6.545%, 2/2/19                                                    55          51
     CVS Corp.
       5.789%, 1/10/26                                                (b)15          15
     DaimlerChrysler NA Holding Corp.
       7.20%, 9/1/09                                                     10          11
       7.30%, 1/15/12                                                    80          87
       8.50%, 1/18/31                                                    25          29
     Deutsche Telekom International Finance BV
       5.82%, 6/15/30                                                    40          49
     Edwards Lifesciences Corp.
       3.875%, 5/15/33                                                1,000       1,025
     Electronic Data Systems Corp.
       7.125%, 10/15/09                                                  20          21

   The accompanying notes are an integral part of the financial statements.    1

THE UNIVERSAL INSTITUTIONAL FUNDS, INC.

Semi-Annual Report - June 30, 2004 (unaudited)

   STATEMENT OF NET ASSETS (CONT'D)

   EQUITY AND INCOME PORTFOLIO

                                                                       FACE
                                                                     AMOUNT       VALUE
                                                                      (000)       (000)
   ------------------------------------------------------------------------------------
   INDUSTRIALS (CONT'D)
     Enzon Pharmaceuticals, Inc.
       4.50%, 7/1/08                                             $      512  $      476
     Federated Department Stores, Inc.
       6.90%, 4/1/29                                                     50          52
     FedEx Corp.
       2.65%, 4/1/07                                                  (b)25          24
       7.25%, 2/15/11                                                     5           6
     Ford Motor Co.
       6.625%, 10/1/28                                                   35          31
     Ford Motor Credit Co.
       7.25%, 10/25/11                                                  100         105
     France Telecom S.A.
       9.00%, 3/1/31                                                     15          19
     General Motors Acceptance Corp.
       6.875%, 9/15/11                                                  195         200
       8.00%, 11/1/31                                                    90          92
     GTE Corp.
       6.94%, 4/15/28                                                    20          20
     Hutchison Whampoa International Ltd.
       6.50%, 2/13/13                                                 (b)65          65
     Hyatt Equities LLC
       6.875%, 6/15/07                                                (b)35          37
     ICI Wilmington, Inc.
       4.375%, 12/1/08                                                   30          29
     Inco Ltd.
       7.75%, 5/15/12                                                    75          85
     International Paper Co.
       4.25%, 1/15/09                                                    15          15
     J.C. Penney Co., Inc.
       5.00%, 10/15/08                                                  560         752
     Kerr-McGee Corp.
       6.875%, 9/15/11                                                   35          38
     Kraft Foods, Inc.
       5.625%, 11/1/11                                                  100         102
     Lockheed Martin Corp.
       8.50%, 12/1/29                                                    20          25
     Lowe's Cos., Inc.
       6.50%, 3/15/29                                                    15          16
       6.875%, 2/15/28                                                    5           5
     Marathon Oil Corp.
       6.80%, 3/15/32                                                    20          21
     Marriott International, Inc.
       8.125%, 4/1/05                                                    40          42
     May Department Stores Co.
       6.90%, 1/15/32                                                    30          31
       6.70%, 9/15/28                                                    50          50
       7.875%, 3/1/30                                                    20          23
     Medimmune, Inc.
       1.00%, 7/15/23                                                   200         189
     Millennium Chemicals, Inc.
       4.00%, 11/15/23                                                 (b)9          14
     Mohawk Industries, Inc.
       7.20%, 4/15/12                                                    10          11
     News America, Inc.
       7.125%, 4/8/28                                            $       30  $       32
       7.30%, 4/30/28                                                    95         103
     Nexen, Inc.
       5.05%, 11/20/13                                                   30          29
     Nortel Networks Corp.
       4.25%, 9/1/08                                                    678         653
     Panhandle Eastern Pipe Line Co.
       2.75%, 3/15/07                                                    10          10
     Petro-Canada
       5.35%, 7/15/33                                                    30          26
     Raytheon Co.
       4.85%, 1/15/11                                                    25          25
     Reliant Resources, Inc.
       5.00%, 8/15/10                                                (b)529         739
     Schering-Plough Corp.
       5.30%, 12/1/13                                                    20          20
     Sealed Air Corp.
       5.625%, 7/15/13                                                (b)40          40
     Southwest Airlines Co.
       5.496%, 11/1/06                                                   30          31
     Sprint Capital Corp.
       8.75%, 3/15/32                                                    10          12
     Systems 2001 Asset Trust
       6.664%, 9/15/13                                                (b)72          78
     Telecom Italia Capital S.A.
       4.00%, 11/15/08                                                (b)15          15
     Teva Pharmaceutical Industries Ltd.
       0.50%, 2/1/24                                                    500         519
     Time Warner, Inc.
       7.625%, 4/15/31                                                   65          71
       7.70%, 5/1/32                                                     20          22
     Valeant Pharmaceuticals International
       4.00%, 11/15/13                                               (b)312         296
     Verizon Global Funding Corp.
       7.75%, 12/1/30                                                    75          84
     Verizon New England, Inc.
       6.50%, 9/15/11                                                    20          21
     Waste Management, Inc.
       5.00%, 3/15/14                                                    65          62
       6.875%, 5/15/09                                                   15          16
     Weatherford International Ltd.
       Zero Coupon, 6/30/20                                             611         389
     Weyerhaeuser Co.
       6.00%, 8/1/06                                                     40          42
       6.75%, 3/15/12                                                    50          54
     WPP Finance UK Corp.
       5.875%, 6/15/14                                                (b)55          55
   ------------------------------------------------------------------------------------
                                                                                 10,354
   ====================================================================================
   U.S. GOVERNMENT AGENCY SECURITIES (1.0%)
     Federal Home Loan Mortgage Corporation
       5.125%, 11/7/13                                                   70          69
     Federal National Mortgage Association
       4.25%, 5/15/09                                                 1,070       1,072
   ------------------------------------------------------------------------------------
                                                                                  1,141
   ====================================================================================

   2    The accompanying notes are an integral part of the financial statements.

                                  THE UNIVERSAL INSTITUTIONAL FUNDS, INC.

                                  Semi-Annual Report - June 30, 2004 (unaudited)

   STATEMENT OF NET ASSETS (CONT'D)

   EQUITY AND INCOME PORTFOLIO

                                                                       FACE
                                                                     AMOUNT       VALUE
                                                                      (000)       (000)
   ------------------------------------------------------------------------------------
   U.S. TREASURY SECURITIES (10.4%)
     U.S. Treasury Bonds
       5.50%, 8/15/28                                            $        5  $        5
       6.125%, 8/15/29                                                  125         138
       7.625%, 2/15/25                                                  685         879
       8.125%, 8/15/19                                                  132         173
     U.S. Treasury Notes
       1.875%, 1/31/06                                                4,500       4,458
       3.50%, 11/15/06                                                3,955       4,007
       3.875%, 2/15/13                                                1,465       1,401
       4.75%, 11/15/08                                                  125         131
       6.50%, 2/15/10                                                   590         665
     U.S. Treasury Strips, IO
       2/15/25                                                          630         197
     U.S. Treasury Strips, PO
       2/15/25                                                          800         252
   ------------------------------------------------------------------------------------
                                                                                 12,306
   ====================================================================================
   UTILITIES (0.4%)
     Arizona Public Service Co.
       5.80%, 6/30/14                                                    35          35
     Carolina Power & Light Co.
       5.125%, 9/15/13                                                   30          29
     Cincinnati Gas & Electric Co.
       5.70%, 9/15/12                                                    45          46
     Consolidated Natural Gas Co.
       6.25%, 11/1/11                                                    30          32
     Detroit Edison Co.
       6.35%, 10/15/32                                                   10          10
     Duke Energy Corp.
       3.75%, 3/5/08                                                     40          39
       4.50%, 4/1/10                                                      5           5
     Entergy Gulf States, Inc.
       3.60%, 6/1/08                                                     10          10
     Exelon Corp.
       6.75%, 5/1/11                                                     30          33
     Ohio Power Co.
       6.60%, 2/15/33                                                    65          66
     Pacific Gas & Electric Co.
       6.05%, 3/1/34                                                     40          38
     Public Service Electricity & Gas Co.
       5.00%, 1/1/13                                                     20          20
       5.375%, 9/1/13                                                    10          10
     Ras Laffan Liquefied Natural Gas Co., Ltd.
       8.294%, 3/15/14                                                (b)45          51
     Southern California Edison Co.
       5.00%, 1/15/14                                                    15          15
     Texas Eastern Transmission LP
       7.00%, 7/15/32                                                    40          42
     TXU Energy Co.
       7.00%, 3/15/13                                                    30          33
   ------------------------------------------------------------------------------------
                                                                                    514
   ====================================================================================
     TOTAL FIXED INCOME SECURITIES (COST $27,463)                                27,629
   ====================================================================================

                                                                                  VALUE
                                                                     SHARES       (000)
   ------------------------------------------------------------------------------------
   COMMON STOCKS (65.2%)
   AUTOMOBILES & COMPONENTS (2.8%)
     Honda Motor Co., Ltd. ADR                                       74,310  $    1,807
     Magna International, Inc., Class A                              17,530       1,493
   ------------------------------------------------------------------------------------
                                                                                  3,300
   ====================================================================================
   BANKS (2.4%)
     Bank of America Corp.                                           12,570       1,064
     Bank One Corp.                                                  23,480       1,197
     PNC Financial Services Group, Inc.                              10,070         535
   ------------------------------------------------------------------------------------
                                                                                  2,796
   ====================================================================================
   CAPITAL GOODS (2.7%)
     General Electric Co.                                            29,520         956
     Ingersoll-Rand Co., Class A                                      8,180         559
     Northrop Grumman Corp.                                          16,090         864
     Parker Hannifin Corp.                                           12,530         745
   ------------------------------------------------------------------------------------
                                                                                  3,124
   ====================================================================================
   COMMERCIAL SERVICES & SUPPLIES (0.6%)
     Equifax, Inc.                                                   27,920         691
   ------------------------------------------------------------------------------------
   DIVERSIFIED FINANCIALS (4.7%)
     Citigroup, Inc.                                                 32,130       1,494
     JPMorgan Chase & Co.                                            34,710       1,346
     Lehman Brothers Holdings, Inc.                                  17,360       1,306
     Merrill Lynch & Co., Inc.                                       26,660       1,439
   ------------------------------------------------------------------------------------
                                                                                  5,585
   ====================================================================================
   ENERGY (8.7%)
     BP plc ADR                                                      46,520       2,492
     ConocoPhillips                                                  19,190       1,464
     Exxon Mobil Corp.                                               36,890       1,638
     Royal Dutch Petroleum Co. (NY Shares)                        (e)31,630       1,635
     Schlumberger Ltd.                                               35,400       2,248
     Valero Energy Corp.                                             10,450         771
   ------------------------------------------------------------------------------------
                                                                                 10,248
   ====================================================================================
   FOOD & STAPLES RETAILING (0.2%)
     Wal-Mart Stores, Inc.                                            5,370         283
   ------------------------------------------------------------------------------------
   FOOD, BEVERAGE & TOBACCO (3.4%)
     Altria Group, Inc.                                              12,290         615
     Cadbury Schweppes plc ADR                                       28,480         999
     Kraft Foods, Inc.                                               20,050         636
     Nestle S.A. ADR (Registered)                                     9,180         612
     PepsiCo., Inc.                                                  20,380       1,098
   ------------------------------------------------------------------------------------
                                                                                  3,960
   ====================================================================================
   HEALTHCARE EQUIPMENT & SERVICES (1.6%)
     Bausch & Lomb, Inc.                                             14,430         939
     Cigna Corp.                                                     13,210         909
   ------------------------------------------------------------------------------------
                                                                                  1,848
   ====================================================================================
   HOTELS, RESTAURANTS & LEISURE (2.2%)
     Hilton Hotels Corp.                                             25,100         468
     Marriott International, Inc.                                    13,460         672
     McDonald's Corp.                                                24,620         640
     Starwood Hotels & Resorts Worldwide, Inc.                       19,100         857
   ------------------------------------------------------------------------------------
                                                                                  2,637
   ====================================================================================

   The accompanying notes are an integral part of the financial statements.    3

THE UNIVERSAL INSTITUTIONAL FUNDS, INC.

Semi-Annual Report - June 30, 2004 (unaudited)

   STATEMENT OF NET ASSETS (CONT'D)

   EQUITY AND INCOME PORTFOLIO

                                                                                  VALUE
                                                                     SHARES        (000)
   ------------------------------------------------------------------------------------
   HOUSEHOLD & PERSONAL PRODUCTS (1.3%)
     Kimberly-Clark Corp.                                            24,050  $    1,584
   ------------------------------------------------------------------------------------
   INSURANCE (4.8%)
     Chubb Corp. (The)                                               20,890       1,424
     Hartford Financial Services Group, Inc.                         19,570       1,345
     Metlife, Inc.                                                   24,120         865
     Prudential Financial, Inc.                                      19,920         926
     St. Paul Travelers Cos., Inc. (The)                             26,597       1,078
   ------------------------------------------------------------------------------------
                                                                                  5,638
   ====================================================================================
   MATERIALS (3.6%)
     Bayer AG ADR                                                    70,150       2,048
     Dow Chemical Co. (The)                                          22,030         897
     Newmont Mining Corp.                                            15,700         609
     Temple-Inland, Inc.                                              9,740         674
   ------------------------------------------------------------------------------------
                                                                                  4,228
   ====================================================================================
   MEDIA (5.2%)
     Clear Channel Communications, Inc.                              38,180       1,411
     Interpublic Group of Cos., Inc.                              (e)41,980         576
     Time Warner, Inc.                                           (e)132,180       2,324
     Walt Disney Co.                                                 71,260       1,816
   ------------------------------------------------------------------------------------
                                                                                  6,127
   ====================================================================================
   PHARMACEUTICALS & BIOTECHNOLOGY (5.5%)
     AstraZeneca plc ADR                                             12,260         560
     Bristol-Myers Squibb Co.                                       111,910       2,742
     Roche Holding AG ADR                                            13,860       1,372
     Schering-Plough Corp.                                           70,400       1,301
     Wyeth                                                           14,690         531
   ------------------------------------------------------------------------------------
                                                                                  6,506
   ====================================================================================
   RETAILING (0.8%)
     Target Corp.                                                    23,220         986
   ------------------------------------------------------------------------------------
   SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (0.7%)
     Intel Corp.                                                     31,530         870
   ------------------------------------------------------------------------------------
   SOFTWARE & SERVICES (4.3%)
     Accenture Ltd., Class A                                      (e)38,390       1,055
     Automatic Data Processing, Inc.                                 18,990         795
     Computer Associates International, Inc.                         26,420         741
     First Data Corp.                                                22,190         988
     Microsoft Corp.                                                 34,770         993
     Sungard Data Systems, Inc.                                   (e)18,250         475
   ------------------------------------------------------------------------------------
                                                                                  5,047
   ====================================================================================
   TECHNOLOGY HARDWARE & EQUIPMENT (1.2%)
     Hewlett-Packard Co.                                             38,430         811
     International Business Machines Corp.                            7,100         626
   ------------------------------------------------------------------------------------
                                                                                  1,437
   ====================================================================================
   TELECOMMUNICATION SERVICES (1.3%)
     SBC Communications, Inc.                                        18,760         455
     Verizon Communications, Inc.                                    29,280       1,060
   ------------------------------------------------------------------------------------
                                                                                  1,515
   ====================================================================================
   TELECOMMUNICATIONS EQUIPMENT (1.0%)
     Sprint Corp. - FON Group                                        64,120       1,129
   ------------------------------------------------------------------------------------
   THRIFT & MORTGAGE FINANCE (1.0%)
     Freddie Mac                                                     19,180       1,214
   ------------------------------------------------------------------------------------
   TRANSPORTATION (1.9%)
     Norfolk Southern Corp.                                          62,710       1,663
     Union Pacific Corp.                                             10,620  $      631
   ------------------------------------------------------------------------------------
                                                                                  2,294
   ====================================================================================
   UTILITIES (2.8%)
     Consolidated Edison, Inc.                                       10,520         418
     Edison International                                            19,240         492
     Entergy Corp.                                                   14,360         804
     Exelon Corp.                                                    25,460         848
     FirstEnergy Corp.                                               18,520         693
   ------------------------------------------------------------------------------------
                                                                                  3,255
   ====================================================================================
   WIRELESS TELECOMMUNICATION SERVICES (0.5%)
     AT&T Wireless Services, Inc.                                 (e)41,130         589
   ------------------------------------------------------------------------------------
     TOTAL COMMON STOCKS (COST $73,185)                                          76,891
   ====================================================================================
   CONVERTIBLE PREFERRED STOCKS (5.6%)
   BANKS (0.4%)
     Sovereign Capital Trust II, 4.375%                              10,100         480
   ------------------------------------------------------------------------------------
   CONSUMER DURABLES & APPAREL (0.3%)
     Newell Financial Trust I, 5.25%                                  7,500         339
   ------------------------------------------------------------------------------------
   ENERGY (1.9%)
     Amerada Hess Corp., 7.00%                                       30,000       2,179
   ------------------------------------------------------------------------------------
   HEALTHCARE EQUIPMENT & SERVICES (0.8%)
     Baxter International, Inc., 7.00%                               11,000         627
     Omnicare, Inc., 4.00%                                            4,400         273
   ------------------------------------------------------------------------------------
                                                                                    900
   ====================================================================================
   INSURANCE (1.0%)
     Chubb Corp. (The), 7.00%                                        14,030         389
     Conseco, Inc., 5.50%                                             3,500          94
     Travelers Property Casualty Corp., 4.50%                     (e)13,500         321
     UnumProvident Corp., 8.25%                                      10,500         352
   ------------------------------------------------------------------------------------
                                                                                  1,156
   ====================================================================================
   MATERIALS (0.3%)
     International Paper Capital, 5.25%                               8,000         405
   ------------------------------------------------------------------------------------
   MEDIA (0.0%)
     Interpublic Group of Cos., Inc., Class A, 5.375%                   300          15
   ------------------------------------------------------------------------------------
   UTILITIES (0.9%)
     CenterPoint Energy, Inc., 2.00%                              (d)12,120         399
     El Paso Energy Capital Trust I, 4.75%                           10,600         296
     Williams Cos., Inc., 9.00%                                      29,200         402
   ------------------------------------------------------------------------------------
                                                                                  1,097
   ====================================================================================
     TOTAL CONVERTIBLE PREFERRED STOCKS (COST $6,032)                             6,571
   ====================================================================================

                                                                       FACE
                                                                     AMOUNT
                                                                      (000)
   ------------------------------------------------------------------------------------
   SHORT-TERM INVESTMENT (8.2%)
   REPURCHASE AGREEMENT (8.2%)
     J.P. Morgan Securities, Inc., 1.25%,
       dated 6/30/04, due 7/1/04,
       repurchase price $9,678
       (COST $9,678)                                             $ (f)9,678       9,678
   ------------------------------------------------------------------------------------

   4    The accompanying notes are an integral part of the financial statements.

                                  THE UNIVERSAL INSTITUTIONAL FUNDS, INC.

                                  Semi-Annual Report - June 30, 2004 (unaudited)

STATEMENT OF NET ASSETS (CONT'D)

EQUITY AND INCOME PORTFOLIO

                                                                                 AMOUNT
                                                                                  (000)
   ------------------------------------------------------------------------------------
   TOTAL INVESTMENTS (102.4%) (COST $116,358)                                  $120,769
   ------------------------------------------------------------------------------------

                                                                     AMOUNT
                                                                      (000)
   ------------------------------------------------------------------------------------
   OTHER ASSETS (1.7%)
     Receivable for Forward Commitments                             $   569
     Receivable for Investments Sold                                    559
     Receivable for Portfolio Shares Sold                               556
     Interest Receivable                                                266
     Dividends Receivable                                               109
     Other                                                                2       2,061
   ------------------------------------------------------------------------------------
   LIABILITIES (-4.1%)
     Payable for Investments Purchased                               (3,822)
     Payable for Forward Commitments                                   (467)
     Bank Overdraft Payable                                            (310)
     Investment Advisory Fees Payable                                  (127)
     Administrative Fees Payable                                        (26)
     Payable for Portfolio Shares Redeemed                              (17)
     Distribution Fees on Class II Shares                                (5)
     Custodian Fees Payable                                              (3)
     Other Liabilities                                                  (60)     (4,837)
   ------------------------------------------------------------------------------------
   NET ASSETS (100%)                                                           $117,993
   ====================================================================================
   NET ASSETS CONSIST OF:
   Paid-in Capital                                                             $112,088
   Undistributed (Distributions in Excess of)
     Net Investment Income                                                          655
   Accumulated Net Realized Gain (Loss)                                             839
     Unrealized Appreciation (Depreciation) on Investments                        4,411
   ------------------------------------------------------------------------------------
   NET ASSETS                                                                  $117,993
   ====================================================================================
   CLASS II:
   NET ASSET VALUE, OFFERING AND REDEMPTION
     PRICE PER SHARE

     Applicable to 9,850,281 outstanding $0.001
       par value shares (authorized 500,000,000 shares)                        $  11.98
   ====================================================================================

   (a)  Security is subject to delayed delivery.
   (b) 144A Security -- certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
   (c) Step Bond -- coupon rate increases in increments to maturity. Rate disclosed is as of June 30, 2004. Maturity date disclosed is the ultimate maturity date.
   (d) Variable/ Floating Rate Security -- interest rate changes are based on changes in a designated base rate. The rates shown are those in effect on June 30, 2004.
   (e)  Non-income producing security.
   (f) The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this statement of net assets. The investment in the repurchase agreement is through participation in a joint account with affiliated parties.
   ADR  American Depositary Receipt
   TBA  To Be Announced

   The accompanying notes are an integral part of the financial statements.    5

THE UNIVERSAL INSTITUTIONAL FUNDS, INC.

Semi-Annual Report - June 30, 2004 (unaudited)

   EQUITY AND INCOME PORTFOLIO

                                                                                     SIX MONTHS ENDED
                                                                                        JUNE 30, 2004
   STATEMENT OF OPERATIONS                                                                      (000)
   --------------------------------------------------------------------------------------------------
   INVESTMENT INCOME:
     Dividends (net of $1 foreign taxes withheld)                                              $  699
     Interest                                                                                     373
   --------------------------------------------------------------------------------------------------
       Total Investment Income                                                                  1,072
   --------------------------------------------------------------------------------------------------
   EXPENSES:
     Investment Advisory Fees (Note B)                                                            250
     Distribution Fees on Class II Shares (Note D)                                                146
     Administrative Fees (Note C)                                                                 110
     Professional Fees                                                                             26
     Shareholder Reporting Fees                                                                    25
     Custodian Fees (Note E)                                                                       18
     Other                                                                                          2
   --------------------------------------------------------------------------------------------------
       Total Expenses                                                                             577
   --------------------------------------------------------------------------------------------------
     Investment Advisory Fees Waived (Note B)                                                     (35)
     Distribution Fees on Class II Shares Waived (Note D)                                        (125)
   --------------------------------------------------------------------------------------------------
       Net Expenses                                                                               417
   --------------------------------------------------------------------------------------------------
   NET INVESTMENT INCOME (LOSS)                                                                   655
   --------------------------------------------------------------------------------------------------
   REALIZED GAIN (LOSS) ON:
     Investments Sold                                                                             765
   --------------------------------------------------------------------------------------------------
   CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON:
     Investments                                                                                  879
   --------------------------------------------------------------------------------------------------
     NET REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)              1,644
   --------------------------------------------------------------------------------------------------
       NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                         $2,299
   ==================================================================================================

   6    The accompanying notes are an integral part of the financial statements.

                                  THE UNIVERSAL INSTITUTIONAL FUNDS, INC.

                                  Semi-Annual Report - June 30, 2004

   EQUITY AND INCOME PORTFOLIO

                                                                                    SIX MONTHS ENDED              PERIOD FROM
                                                                                       JUNE 30, 2004       APRIL 30, 2003* TO
                                                                                         (UNAUDITED)        DECEMBER 31, 2003
   STATEMENT OF CHANGES IN NET ASSETS                                                          (000)                    (000)
   --------------------------------------------------------------------------------------------------------------------------
   INCREASE (DECREASE) IN NET ASSETS
   OPERATIONS:
     Net Investment Income (Loss)                                                           $    655                 $   232
     Net Realized Gain (Loss)                                                                    765                     220
     Net Change in Unrealized Appreciation (Depreciation)                                        879                   3,532
   --------------------------------------------------------------------------------------------------------------------------
       Net Increase (Decrease) in Net Assets Resulting from Operations                         2,299                   3,984
   --------------------------------------------------------------------------------------------------------------------------
   DISTRIBUTIONS FROM AND/OR IN EXCESS OF:
     Class II*:
     Net Investment Income                                                                        --                    (241)
     Net Realized Gain                                                                            --                    (138)
   --------------------------------------------------------------------------------------------------------------------------
       Total Distributions                                                                        --                    (379)
   --------------------------------------------------------------------------------------------------------------------------
   CAPITAL SHARE TRANSACTIONS (1):
     Class II*:
     Subscriptions                                                                            64,064                  52,056
     Distributions Reinvested                                                                     --                     138
     Redemptions                                                                              (2,390)                 (1,779)
   --------------------------------------------------------------------------------------------------------------------------
       Net Increase (Decrease) in Net Assets Resulting from Capital Share
         Transactions                                                                         61,674                  50,415
   --------------------------------------------------------------------------------------------------------------------------
     Total Increase (Decrease) in Net Assets                                                  63,973                  54,020
   NET ASSETS:
     Beginning of Period                                                                      54,020                      --
   --------------------------------------------------------------------------------------------------------------------------
     End of Period (Including Undistributed (Distributions in Excess of)
       Net Investment Income of $655 in 2004)                                               $117,993                 $54,020
   ==========================================================================================================================
   (1) CAPITAL SHARE TRANSACTIONS:
       Class II*:
       Shares Subscribed                                                                       5,410                   4,796
       Shares Issued on Distributions Reinvested                                                  --                      12
       Shares Redeemed                                                                          (202)                   (165)
   --------------------------------------------------------------------------------------------------------------------------
       Net Increase (Decrease) in Class II Shares Outstanding                                  5,208                   4,643
   ==========================================================================================================================
   * Class II shares commenced operations on April 30, 2003.

   The accompanying notes are an integral part of the financial statements.    7

THE UNIVERSAL INSTITUTIONAL FUNDS, INC.

Semi-Annual Report - June 30, 2004

   FINANCIAL HIGHLIGHTS

   EQUITY AND INCOME PORTFOLIO

                                                                                                   CLASS II
                                                                                 ----------------------------------------
                                                                                          SIX MONTHS          PERIOD FROM
                                                                                               ENDED      APRIL 30, 2003*
                                                                                       JUNE 30, 2004      TO DECEMBER 31,
   SELECTED PER SHARE DATA AND RATIOS                                                    (UNAUDITED)                 2003
   ----------------------------------------------------------------------------------------------------------------------
   NET ASSET VALUE, BEGINNING OF PERIOD                                                 $  11.64               $ 10.00
   ----------------------------------------------------------------------------------------------------------------------
   INCOME (LOSS) FROM INVESTMENT OPERATIONS
     Net Investment Income (Loss)                                                           0.09#                 0.12#
     Net Realized and Unrealized Gain (Loss)                                                0.25                  1.60
   ----------------------------------------------------------------------------------------------------------------------
       Total from Investment Operations                                                     0.34                  1.72
   ----------------------------------------------------------------------------------------------------------------------
   DISTRIBUTIONS FROM AND/OR IN EXCESS OF:
     Net Investment Income                                                                    --                 (0.05)
     Net Realized Gain                                                                        --                 (0.03)
   ----------------------------------------------------------------------------------------------------------------------
       Total Distributions                                                                    --                 (0.08)
   ----------------------------------------------------------------------------------------------------------------------
   NET ASSET VALUE, END OF PERIOD                                                       $  11.98               $ 11.64
   ======================================================================================================================
   TOTAL RETURN~                                                                            2.92%++              17.23%++
   ======================================================================================================================
   RATIOS AND SUPPLEMENTAL DATA:
   Net Assets, End of Period (000's)                                                    $117,993               $54,020
   Ratio of Expenses to Average Net Assets                                                  1.00%**               1.00%**
   Ratio of Net Investment Income (Loss) to Average Net Assets                              1.57%**               1.58%**
   Portfolio Turnover Rate                                                                    29%++^                30%++
   ----------------------------------------------------------------------------------------------------------------------
   Ratios Before Expenses Waived and/or Reimbursed by Adviser and/or Distributor:
       Expenses to Average Net Assets                                                       1.38%**               1.87%**
       Net Investment Income (Loss) to Average Net Assets                                   1.19%**               0.71%**
   ----------------------------------------------------------------------------------------------------------------------

   *    Commencement of operations
   **   Annualized
   #    Per share amount is based on average shares outstanding.
   ++   Not annualized
   ~ Performance shown does not reflect fees and expenses imposed by your insurance company's separate account.
        If performance information included the effect of these additional charges, the total return would be lower.
   ^ The Portfolio's turnover rate is calculated by dividing the lesser of purchases and sales of securities for a fiscal year by the average monthly value of portfolio securities during such fiscal year. The turnover rate may vary greatly from year to year as well as within a year. The Portfolio's current year turnover rate reflects mortgage pool forward commitments as purchases and sales, which was not the case in past years. The inclusion of such securities caused the reported turnover rate to be higher during the period than in previous fiscal years.

   8    The accompanying notes are an integral part of the financial statements.

                                  THE UNIVERSAL INSTITUTIONAL FUNDS, INC.

                                  Semi-Annual Report - June 30, 2004 (unaudited)

   NOTES TO FINANCIAL STATEMENTS

   The Universal Institutional Funds, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund is comprised of sixteen separate active, diversified and non-diversified portfolios (individually referred to as a "Portfolio ", collectively as the "Portfolios").

   The accompanying financial statements relate to the Equity and Income Portfolio. The Portfolio seeks both capital appreciation and current income by investing primarily in income-producing equity instruments and investment grade fixed income securities. The Portfolio currently offers Class II shares only; although Class I shares may be offered in the future.

   The Fund is intended to be the funding vehicle for variable annuity contracts and variable life insurance policies to be offered by the separate accounts of certain life insurance companies.

   A. ACCOUNTING POLICIES: The following significant accounting policies are in conformity with accounting principles generally accepted in the United States. Such policies are consistently followed by the Fund in the preparation of the financial statements. Accounting principles generally accepted in the United States may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

   1. SECURITY VALUATION: Equity securities listed on a U.S. exchange are valued at the latest quoted sales price on the valuation date. Equity securities listed or traded on NASDAQ, for which market quotations are available, are valued at the NASDAQ Official Closing Price. Securities listed on a foreign exchange are valued at their closing price. Unlisted securities and listed securities not traded on the valuation date for which market quotations are readily available are valued at the mean between the current bid and asked prices obtained from reputable brokers. Bonds and other fixed income securities may be valued according to the broadest and most representative market. In addition, bonds and other fixed income securities may be valued on the basis of prices provided by a pricing service. The prices provided by a pricing service take into account broker dealer market price quotations for institutional size trading in similar groups of securities, security quality, maturity, coupon and other security characteristics as well as any developments related to the specific securities. Debt securities purchased with remaining maturities of 60 days or less are valued at amortized cost, if it approximates market value.

       All other securities and investments for which market values are not readily available, including restricted securities, and those securities for which it is inappropriate to determine prices in accordance with the aforementioned procedures, are valued at fair value as determined in good faith under procedures adopted by the Board of Directors, although the actual calculations may be done by others. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

       Most foreign markets close before the New York Stock Exchange (NYSE). Occasionally, developments that could affect the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If these developments are expected to materially affect the value of the securities, the valuations may be adjusted to reflect the estimated fair value as of the close of the NYSE, as determined in good faith under procedures established by the Board of Directors.

   2. REPURCHASE AGREEMENTS: The Portfolios of the Fund may enter into repurchase agreements under which the Portfolio lends excess cash and takes possession of securities with an agreement that the counterparty will repurchase such securities. In connection with transactions in repurchase agreements, a bank as custodian for the Fund takes possession of the underlying securities which are held as collateral, with a market value at least equal to the amount of the repurchase transaction, including principal and accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to determine the adequacy of the collateral. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into repurchase agreements.

   3. FORWARD COMMITMENTS AND WHEN-ISSUED/ DELAYED DELIVERY SECURITIES: The Portfolio may make forward commitments to purchase or sell securities. Payment and delivery for securities which have been purchased or sold on a forward commitment basis can take place up to 120 days after the date of the transaction. Additionally,

THE UNIVERSAL INSTITUTIONAL FUNDS, INC.

Semi-Annual Report - June 30, 2004 (unaudited)

   NOTES TO FINANCIAL STATEMENTS (CONT'D)

       the Portfolio may purchase securities on a when-issued or delayed delivery basis. Securities purchased on a when-issued or delayed delivery basis are purchased for delivery beyond the normal settlement date at a stated price and yield, and no income accrues to the Portfolio on such securities prior to delivery. When the Portfolio enters into a purchase transaction on a when-issued or delayed delivery basis, it establishes either a segregated account in which it maintains liquid assets in an amount at least equal in value to the Portfolio's commitments to purchase such securities or designates such assets as segregated on the Portfolio's records. Purchasing securities on a forward commitment or when-issued or delayed-delivery basis may involve a risk that the market price at the time of delivery may be lower than the agreed upon purchase price, in which case there could be an unrealized loss at the time of delivery. Purchasing investments on a when issued or delayed delivery basis may be considered a form of leverage which may increase the impact that gains or losses may have on the Portfolio.

   4. OTHER: Security transactions are accounted for on the date the securities are purchased or sold. Realized gains and losses on the sale of investment securities are determined on the specific identified cost basis. Dividend income is recorded on the ex-dividend date (except for certain foreign dividends that may be recorded as soon as the Fund is informed of such dividends), net of applicable withholding taxes where recovery of such taxes is not reasonably assured. Interest income is recognized on the accrual basis except where collection is in doubt. Discounts and premiums on securities purchased are amortized according to the effective yield method over their respective lives. Most expenses of the Fund can be directly attributed to a particular Portfolio. Expenses which cannot be directly attributed are apportioned among the Portfolios based upon relative net assets.

   B. INVESTMENT ADVISORY FEES: Morgan Stanley Investment Management Inc. ("MS Investment Management"), a wholly-owned subsidiary of Morgan Stanley, provides the Portfolio with investment advisory services for a fee, paid quarterly, at the annual rate based on average daily net assets as follows:

                              FROM $500
            FIRST $500       MILLION TO       MORE THAN
               MILLION       $1 BILLION      $1 BILLION
          -----------------------------------------------
                  0.60%            0.55%           0.50%

   MS Investment Management has agreed to reduce fees payable to it and to reimburse the Portfolio, if necessary, to the extent that the annual operating expenses, excluding interest expense and extraordinary expenses, expressed as a percentage of average daily net assets, exceed the maximum ratio of 1.00%.

   C. ADMINISTRATOR: MS Investment Management (the "Administrator") also provides the Portfolio with administrative services pursuant to an administrative agreement for a monthly fee which on an annual basis equals 0.25%of the average daily net assets of the Portfolio, plus reimbursement of out-of-pocket expenses. Under an agreement between the Administrator and J.P. Morgan Investor Services Co. "JPMIS"), a corporate affiliate of JPMorgan Chase Bank, JPMIS provides certain administrative services to the Fund. For such services, the Administrator pays JPMIS a portion of the fee the Administrator receives from the Fund. An employee of JPMIS is an officer of the Fund.

   D. DISTRIBUTOR: Morgan Stanley & Co., Incorporated (the "Distributor"), a wholly-owned subsidiary of Morgan Stanley, serves as the distributor of the Fund and provides the Portfolio's Class II shareholders with distribution services pursuant to a Distribution Plan (the "Plan") in accordance with Rule 12b-1 under the Investment Company Act of 1940. Under the Plan, the Portfolio is authorized to pay the Distributor a distribution fee, which is accrued daily and paid monthly, at a rate of 0.35%of the Portfolio's average daily net assets attributable to Class II shares. The Distributor has voluntarily agreed to waive 0.30% of the 0.35% distribution fee that it may receive.

   E. CUSTODIAN: JPMorgan Chase Bank serves as custodian for the Fund in accordance with a custodian agreement. The Custodian holds cash, securities, and other assets of the Fund as required by the 1940 Act.

   F. CONTRACTUAL OBLIGATIONS: The Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

   G. FEDERAL INCOME TAXES: It is each Portfolio's intention to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for Federal income taxes is required in the financial statements. Distributions from the Portfolio are recorded on the ex-dividend date.

   Certain Portfolios may be subject to taxes imposed by countries in which they invest. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and net unrealized appreciation as these amounts are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

   The tax character of distributions paid may differ from the character of distributions shown on the Statement of Changes in Net Assets due to short-term capital gains being treated as

                                  THE UNIVERSAL INSTITUTIONAL FUNDS, INC.

                                  Semi-Annual Report - June 30, 2004 (unaudited)

   NOTES TO FINANCIAL STATEMENTS (CONT'D)

   ordinary income for tax purposes. The tax character of distributions paid during 2003 was as follows:

                   2003 DISTRIBUTIONS
                       PAID FROM:
                 -------------------------
                  ORDINARY      LONG-TERM
                    INCOME   CAPITAL GAIN
                     (000)          (000)
                 -------------------------
                      $379            $--

   The amount and character of income and capital gain distributions to be paid by the Portfolio are determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States. The book/tax differences are either considered temporary or permanent in nature.

   Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains and losses on certain investment transactions and the timing of the deductibility of certain expenses.

   Permanent book and tax basis differences may result in reclassifications among undistributed (distributions in excess of) net investment income (or accumulated net investment loss), accumulated net realized gain (loss) and paid-in capital. These differences were primarily due to the differing treatments of gains and losses related to principal payments from mortgage-related securities.

   At December 31,2003,the Portfolio had distributable earnings on a tax basis as follows:

                   UNDISTRIBUTED        UNDISTRIBUTED
                        ORDINARY            LONG-TERM
                          INCOME         CAPITAL GAIN
                           (000)                (000)
                  -------------------------------------
                            $ 96                 $--

   At June 30, 2004, cost and unrealized appreciation (depreciation) for U.S. Federal income tax purposes of the investments of the Portfolio were:

                                                               NET
                                                      APPRECIATION
              COST    APPRECIATION   DEPRECIATION   (DEPRECIATION)
             (000)           (000)          (000)            (000)
        ------------------------------------------------------------
          $116,358          $5,757       $(1,346)           $4,411

   H. OTHER: For the six months ended June 30, 2004, purchases and sales of investment securities for the Portfolio, other than long-term U.S. Government securities and short-term investments, were approximately $68,692,000 and $15,875,000, respectively. For the six months ended June 30, 2004, purchases and sales of long-term U.S. Government securities were approximately $12,833,000 and $7,384,000, respectively.

   During the six months ended June 30, 2004, the Portfolio incurred $692 of brokerage commissions to Morgan Stanley & Co. Incorporated, an affiliated broker dealer.

   At June 30, 2004, the Portfolio had otherwise unaffiliated record owners of 10% or greater. Investment activities of these shareholders could have a material impact on the Portfolio. The aggregate percentage of such owners was 82.8% for Class II.

THE UNIVERSAL INSTITUTIONAL FUNDS, INC.

Semi-Annual Report - June 30, 2004 (unaudited)

   DIRECTOR AND OFFICER INFORMATION

   DIRECTORS                                                      OFFICERS
   Michael Bozic                                                  Charles A. Fiumefreddo
                                                                  CHAIRMAN OF THE BOARD
   Charles A. Fiumefreddo
                                                                  Mitchell M. Merin
   Edwin J. Garn                                                  PRESIDENT

   Wayne E. Hedien                                                Ronald E. Robison
                                                                  EXECUTIVE VICE PRESIDENT AND PRINCIPAL EXECUTIVE OFFICER
   James F. Higgins
                                                                  Amy R. Doberman
   Dr. Manuel H. Johnson                                          VICE PRESIDENT

   Joseph J. Kearns                                               Barry Fink
                                                                  VICE PRESIDENT

   Michael Nugent                                                 Joseph J. McAlinden
                                                                  VICE PRESIDENT

   Fergus Reid
                                                                  Stefanie V. Chang
   INVESTMENT ADVISER AND ADMINISTRATOR                           VICE PRESIDENT
   Morgan Stanley Investment Management Inc.*
   1221 Avenue of the Americas                                    James W. Garrett
   New York, New York 10020                                       TREASURER AND CHIEF FINANCIAL OFFICER

                                                                  Michael J. Leary
   DISTRIBUTOR                                                    ASSISTANT TREASURER
   Morgan Stanley & Co. Incorporated
   1221 Avenue of the Americas                                    Mary E. Mullin
   New York, New York 10020                                       SECRETARY

   CUSTODIAN                                                      LEGAL COUNSEL
   JPMorgan Chase Bank                                            Clifford Chance US LLP
   270 Park Avenue                                                31 West 52nd Street
   New York, New York 10017                                       New York, New York 10019

                                                                  INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
                                                                  Ernst & Young LLP
                                                                  200 Clarendon Street
                                                                  Boston, Massachusetts 02116-5072

   *Doing business in certain instances as Miller Anderson, Van Kampen or Morgan Stanley Asset Management.

   This report is authorized for distribution only when preceded or accompanied by the prospectus of The Universal Institutional Funds, Inc. which describes in detail each Investment Portfolio's investment policies, risks, fees and expenses. Please read the prospectus carefully before you invest or send money. For additional information, including information regarding the investments comprising the Portfolio, please visit our website at www.morganstanley.com/im.

   PROXY VOTING POLICIES AND PROCEDURES AND PROXY VOTING RECORD

   A copy of (1) the Fund's policies and procedures with respect to the voting of proxies relating to the Fund's portfolio securities; and (2) how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge, upon request, by calling 1 (800) 281-2715 or by visiting our website at www.morganstanley.com/im. This information is also available on the Securities and Exchange Commission's website at http://www.sec.gov.

                                  THE UNIVERSAL INSTITUTIONAL FUNDS, INC.

[MORGAN STANLEY LOGO]             SEMI-ANNUAL REPORT - JUNE 30, 2004


GLOBAL FRANCHISE PORTFOLIO

                                  THE UNIVERSAL INSTITUTIONAL FUNDS, INC.

                                  Semi-Annual Report - June 30, 2004 (unaudited)

   STATEMENT OF NET ASSETS

   GLOBAL FRANCHISE PORTFOLIO

                                                                        VALUE
                                                             SHARES     (000)
   --------------------------------------------------------------------------
   COMMON STOCKS (90.3%)
   CANADA (2.5%)
     Torstar Corp., Class B                                  53,385   $ 1,080
   --------------------------------------------------------------------------
   FINLAND (4.5%)
     Kone Oyj, Class B                                       31,614     1,915
   --------------------------------------------------------------------------
   FRANCE (6.4%)
     Aventis S.A.                                            11,438       865
     Groupe Danone                                           20,982     1,835
   --------------------------------------------------------------------------
                                                                        2,700
   ==========================================================================
   ITALY (0.1%)
     Davide Campari-Milano S.p.A                                788        39
   --------------------------------------------------------------------------
   NETHERLANDS (6.1%)
     Reed Elsevier N.V.                                      88,958     1,252
     Royal Numico N.V. CVA                                (a)41,840     1,347
   --------------------------------------------------------------------------
                                                                        2,599
   ==========================================================================
   SPAIN (3.1%)
     Altadis S.A.                                            20,294       629
     Zardoya-Otis S.A.                                       32,351       682
   --------------------------------------------------------------------------
                                                                        1,311
   ==========================================================================
   SWEDEN (4.0%)
     Swedish Match AB                                       167,123     1,712
   --------------------------------------------------------------------------
   SWITZERLAND (7.8%)
     Nestle S.A. (Registered)                                 7,140     1,908
     Novartis AG (Registered)                                31,788     1,406
   --------------------------------------------------------------------------
                                                                        3,314
   ==========================================================================
   UNITED KINGDOM (37.5%)
     Allied Domecq plc                                      208,495     1,785
     British American Tobacco plc                           207,583     3,227
     Cadbury Schweppes plc                                  300,082     2,598
     Capital Radio plc                                       35,812       287
     Diageo plc                                             131,086     1,773
     GlaxoSmithKline plc                                     71,312     1,448
     Imperial Tobacco Group plc                              62,685     1,355
     Reckitt Benckiser plc                                   73,273     2,081
     SMG plc                                                276,167       589
     WPP Group plc                                           76,957       784
   --------------------------------------------------------------------------
                                                                       15,927
   ==========================================================================
   UNITED STATES (18.3%)
     Altria Group, Inc.                                      34,014     1,702
     Bristol-Myers Squibb Co.                                44,922     1,101
     Brown-Forman Corp., Class B                             10,412       503
     Fortune Brands, Inc.                                     6,066       457
     Kimberly-Clark Corp.                                    16,115     1,062
     Merck & Co., Inc.                                       31,749     1,508
     New York Times Co. (The), Class A                       32,552     1,455
   --------------------------------------------------------------------------
                                                                        7,788
   ==========================================================================
   TOTAL COMMON STOCKS (COST $35,068)                                  38,385
   ==========================================================================

                                                               FACE
                                                             AMOUNT     VALUE
                                                              (000)     (000)
   --------------------------------------------------------------------------
   SHORT-TERM INVESTMENT (8.6%)
   REPURCHASE AGREEMENT (8.6%)
     J.P. Morgan Securities, Inc., 1.25%,
       dated 6/30/04, due 7/1/04,
       repurchase price $3,658 (COST $3,658)             $ (b)3,658   $ 3,658
   --------------------------------------------------------------------------
   TOTAL INVESTMENTS (98.9%) (COST $38,726)                            42,043
   ==========================================================================

                                                             AMOUNT
                                                              (000)
   --------------------------------------------------------------------------
   OTHER ASSETS (1.4%)
     Cash                                                $        1
     Foreign Currency (Cost $369)                               368
     Dividends Receivable                                       108
     Receivable for Portfolio Shares Sold                        68
     Net Unrealized Appreciation on
       Foreign Currency Exchange Contracts                       47
     Foreign Withholding Tax Reclaim Receivable                  12
     Receivable for Investments Sold                              4
     Other                                                        1       609
   --------------------------------------------------------------------------
   LIABILITIES (-0.3%)
     Investment Advisory Fees Payable                           (40)
     Administrative Fees Payable                                (11)
     Payable for Portfolio Shares Redeemed                       (7)
     Custodian Fees Payable                                      (3)
     Distribution Fees on Class II Shares                        (2)
     Other Liabilities                                          (69)     (132)
   --------------------------------------------------------------------------
   NET ASSETS (100%)                                                  $42,520
   ==========================================================================
   NET ASSETS CONSIST OF:
   Paid-in Capital                                                    $38,808
   Undistributed (Distributions in Excess of)
     Net Investment Income                                                313
   Accumulated Net Realized Gain (Loss)                                    36
   Unrealized Appreciation (Depreciation) on:
     Investments                                                        3,317
     Foreign Currency Exchange Contracts
       and Translations                                                    46
   --------------------------------------------------------------------------
   NET ASSETS                                                         $42,520
   ==========================================================================
   CLASS II:
   NET ASSET VALUE, OFFERING AND REDEMPTION
     PRICE PER SHARE
     Applicable to 3,268,116 outstanding $0.001 par value
       shares (authorized 500,000,000 shares)                         $ 13.01
   ==========================================================================

   (a) Non-income producing security.
   (b) The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this statement of net assets. The investment in the repurchase agreement is through participation in a joint account with affiliated parties.
   CVA Certificaten Van Aandelen

   The accompanying notes are an integral part of the financial statements.    1

THE UNIVERSAL INSTITUTIONAL FUNDS, INC.

Semi-Annual Report - June 30, 2004 (unaudited)

   STATEMENT OF NET ASSETS (CONT'D)

   GLOBAL FRANCHISE PORTFOLIO

   FOREIGN CURRENCY EXCHANGE CONTRACT INFORMATION:

      The Portfolio had the following foreign currency exchange contract(s) open at period end:

                                                                      NET
     CURRENCY                                IN                   UNREALIZED
        TO                                EXCHANGE               APPRECIATION
     DELIVER       VALUE    SETTLEMENT       FOR       VALUE    (DEPRECIATION)
      (000)        (000)       DATE         (000)      (000)         (000)
   ---------------------------------------------------------------------------
   EUR        2   $     2     7/1/04    US$       2   $     2       $ @--
   GBP    3,965     7,192     8/4/04    US$   7,239     7,239          47
                  -------                             -------       -----
                  $ 7,194                             $ 7,241       $  47
                  =======                             =======       =====

   EUR -- Euro
   GBP -- British Pound
   @ -- Value is less than $500.

                    SUMMARY OF TOTAL INVESTMENTS BY INDUSTRY
                         CLASSIFICATION - JUNE 30, 2004

                                                                      PERCENT
                                                              VALUE    OF NET
   INDUSTRY                                                   (000)    ASSETS
   --------------------------------------------------------------------------
   Tobacco                                                  $ 8,625     20.3%
   Food Products                                              7,688     18.1
   Pharmaceuticals                                            6,327     14.9
   Media                                                      5,447     12.8
   Beverages                                                  4,100      9.6
   Household Products                                         3,143      7.4
   Machinery                                                  2,598      6.1
   Household Durables                                           457      1.1
   Other                                                      3,658      8.6
   --------------------------------------------------------------------------
                                                            $42,043     98.9%
   ==========================================================================

   2    The accompanying notes are an integral part of the financial statements.

                                  THE UNIVERSAL INSTITUTIONAL FUNDS, INC.

                                  Semi-Annual Report - June 30, 2004 (unaudited)

   GLOBAL FRANCHISE PORTFOLIO

                                                                                     SIX MONTHS ENDED
                                                                                        JUNE 30, 2004
   STATEMENT OF OPERATIONS                                                                      (000)
   ---------------------------------------------------------------------------------------------------
   INVESTMENT INCOME:
     Dividends (net of $56 foreign taxes withheld)                                             $  520
     Interest                                                                                      12
   ---------------------------------------------------------------------------------------------------
       Total Investment Income                                                                    532
   ---------------------------------------------------------------------------------------------------
   EXPENSES:
     Investment Advisory Fees (Note B)                                                            123
     Distribution Fees on Class II Shares (Note D)                                                 54
     Administrative Fees (Note C)                                                                  43
     Shareholder Reporting Fees                                                                    26
     Custodian Fees (Note E)                                                                       22
     Professional Fees                                                                             15
     Other                                                                                          4
   ---------------------------------------------------------------------------------------------------
       Total Expenses                                                                             287
   ---------------------------------------------------------------------------------------------------
     Investment Advisory Fees Waived (Note B)                                                     (56)
     Distribution Fees on Class II Shares Waived (Note D)                                         (46)
   ---------------------------------------------------------------------------------------------------
       Net Expenses                                                                               185
   ---------------------------------------------------------------------------------------------------
   NET INVESTMENT INCOME (LOSS)                                                                   347
   ---------------------------------------------------------------------------------------------------
   REALIZED GAIN (LOSS) ON:
     Investments Sold                                                                             298
     Foreign Currency Transactions                                                               (262)
   ---------------------------------------------------------------------------------------------------
       Net Realized Gain (Loss)                                                                    36
   ---------------------------------------------------------------------------------------------------
   CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON:
     Investments                                                                                1,037
     Foreign Currency Exchange Contracts and Translations                                         127
   ---------------------------------------------------------------------------------------------------
       Net Change in Unrealized Appreciation (Depreciation)                                     1,164
   ---------------------------------------------------------------------------------------------------
     NET REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)              1,200
   ---------------------------------------------------------------------------------------------------
       NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                         $1,547
   ===================================================================================================

   The accompanying notes are an integral part of the financial statements.    3

THE UNIVERSAL INSTITUTIONAL FUNDS, INC.

Semi-Annual Report - June 30, 2004

   GLOBAL FRANCHISE PORTFOLIO

                                                                                     SIX MONTHS ENDED         PERIOD FROM
                                                                                        JUNE 30, 2004  APRIL 30, 2003* TO
                                                                                          (UNAUDITED)   DECEMBER 31, 2003
   STATEMENT OF CHANGES IN NET ASSETS                                                           (000)               (000)
   -----------------------------------------------------------------------------------------------------------------------
   INCREASE (DECREASE) IN NET ASSETS
   OPERATIONS:
     Net Investment Income (Loss)                                                             $   347             $    39
     Net Realized Gain (Loss)                                                                      36                 (47)
     Net Change in Unrealized Appreciation (Depreciation)                                       1,164               2,199
   ------------------------------------------------------------------------------------------------------------------------
       Net Increase (Decrease) in Net Assets Resulting from Operations                          1,547               2,191
   ------------------------------------------------------------------------------------------------------------------------
   DISTRIBUTIONS FROM AND/OR IN EXCESS OF:
     Class II*:
     Net Realized Gain                                                                             --                 (28)
   ------------------------------------------------------------------------------------------------------------------------
   CAPITAL SHARE TRANSACTIONS (1):
     Class II*:
     Subscriptions                                                                             20,811              18,488
     Distributions Reinvested                                                                      --                  25
     Redemptions                                                                                 (208)               (306)
   ------------------------------------------------------------------------------------------------------------------------
       Net Increase (Decrease) in Net Assets Resulting
         from Capital Share Transactions                                                       20,603              18,207
   ------------------------------------------------------------------------------------------------------------------------
     Total Increase (Decrease) in Net Assets                                                   22,150              20,370
   NET ASSETS:
     Beginning of Period                                                                       20,370                  --
   ------------------------------------------------------------------------------------------------------------------------
     End of Period (Including Undistributed (Distributions in Excess of)
       Net Investment Income of $313 and $(34), respectively)                                 $42,520             $20,370
   ========================================================================================================================
   (1) CAPITAL SHARE TRANSACTIONS:
       Class II*:
       Shares Subscribed                                                                        1,633               1,677
       Shares Issued on Distributions Reinvested                                                   --                   2
       Shares Redeemed                                                                            (16)                (28)
   ------------------------------------------------------------------------------------------------------------------------
       Net Increase (Decrease) in Class II Shares Outstanding                                   1,617               1,651
   ========================================================================================================================

   *  Class II shares commenced operations on April 30, 2003.

   4    The accompanying notes are an integral part of the financial statements.

                                         THE UNIVERSAL INSTITUTIONAL FUNDS, INC.

                                         Semi-Annual Report - June 30, 2004

   Financial Highlights

   GLOBAL FRANCHISE PORTFOLIO

                                                                                                    CLASS II
                                                                                     ------------------------------------
                                                                                                              PERIOD FROM
                                                                                     SIX MONTHS ENDED     APRIL 30, 2003*
                                                                                        JUNE 30, 2004     TO DECEMBER 31,
   SELECTED PER SHARE DATA AND RATIOS                                                     (UNAUDITED)                2003
   ----------------------------------------------------------------------------------------------------------------------
   NET ASSET VALUE, BEGINNING OF PERIOD                                                    $ 12.33             $ 10.00
   ----------------------------------------------------------------------------------------------------------------------
   INCOME (LOSS) FROM INVESTMENT OPERATIONS
     Net Investment Income (Loss)                                                             0.14#               0.06#
     Net Realized and Unrealized Gain (Loss)                                                  0.54                2.29
   ----------------------------------------------------------------------------------------------------------------------
       Total from Investment Operations                                                       0.68                2.35
   ----------------------------------------------------------------------------------------------------------------------
   DISTRIBUTION FROM AND/OR IN EXCESS OF:
     Net Realized Gain                                                                          --               (0.02)
   ----------------------------------------------------------------------------------------------------------------------
   NET ASSET VALUE, END OF PERIOD                                                          $ 13.01             $ 12.33
   ======================================================================================================================
   TOTAL RETURN^                                                                              5.43%++            23.57%++
   ======================================================================================================================
   RATIOS AND SUPPLEMENTAL DATA:
   Net Assets, End of Period (000's)                                                       $42,520             $20,370
   Ratio of Expenses to Average Net Assets                                                    1.20%**             1.20%**
   Ratio of Net Investment Income (Loss) to Average Net Assets                                2.26%**             0.74%**
   Portfolio Turnover Rate                                                                       4%++                3%++
   ----------------------------------------------------------------------------------------------------------------------
   Ratios Before Expenses Waived and/or Reimbursed by Adviser and/or Distributor:
       Expenses to Average Net Assets                                                         1.86%**             3.22%**
       Net Investment Income (Loss) to Average Net Assets                                     1.60%**           (1.28)%**
   ----------------------------------------------------------------------------------------------------------------------

   *  Commencement of operations
   ** Annualized
   #  Per share amount is based on average shares outstanding.
   ++ Not annualized
   ^ Performance shown does not reflect fees and expenses imposed by your insurance company's separate account. If performance information included the effect of these additional charges, the total return would be lower.

   The accompanying notes are an integral part of the financial statements.    5

THE UNIVERSAL INSTITUTIONAL FUNDS, INC.

Semi-Annual Report - June 30, 2004 (unaudited)

   NOTES TO FINANCIAL STATEMENTS

   The Universal Institutional Funds, Inc., (the "Fund") is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund is comprised of sixteen separate active, diversified and non-diversified portfolios (individually referred to as a "Portfolio", collectively as the "Portfolios").

   The accompanying financial statements relate to the Global Franchise Portfolio. The Portfolio seeks long-term capital appreciation by investing primarily in equity securities of issuers located throughout the world that the Adviser believes have, among other things, resilient business franchises and growth potential. The Portfolio currently offers Class II shares only; although Class I shares may be offered in the future.

   The Fund is intended to be the funding vehicle for variable annuity contracts and variable life insurance policies to be offered by the separate accounts of certain life insurance companies.

   A. ACCOUNTING POLICIES: The following significant accounting policies are in conformity with accounting principles generally accepted in the United States. Such policies are consistently followed by the Fund in the preparation of the financial statements. Accounting principles generally accepted in the United States may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

   1. SECURITY VALUATION: Equity securities listed on a U.S. exchange are valued at the latest quoted sales price on the valuation date. Equity securities listed or traded on NASDAQ, for which market quotations are available, are valued at the NASDAQ Official Closing Price. Securities listed on a foreign exchange are valued at their closing price. Unlisted securities and listed securities not traded on the valuation date for which market quotations are readily available are valued at the mean between the current bid and asked prices obtained from reputable brokers. Debt securities purchased with remaining maturities of 60 days or less are valued at amortized cost, if it approximates market value.

       All other securities and investments for which market values are not readily available, including restricted securities, and those securities for which it is inappropriate to determine prices in accordance with the aforementioned procedures, are valued at fair value as determined in good faith under procedures adopted by the Board of Directors, although the actual calculations may be done by others. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

       Most foreign markets close before the New York Stock Exchange (NYSE). Occasionally, developments that could affect the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If these developments are expected to materially affect the value of the securities, the valuations may be adjusted to reflect the estimated fair value as of the close of the NYSE, as determined in good faith under procedures established by the Board of Directors.

   2. REPURCHASE AGREEMENTS: The Portfolios of the Fund may enter into repurchase agreements under which the Portfolio lends excess cash and takes possession of securities with an agreement that the counterparty will repurchase such securities. In connection with transactions in repurchase agreements, a bank as custodian for the Fund takes possession of the underlying securities which are held as collateral, with a market value at least equal to the amount of the repurchase transaction, including principal and accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to determine the adequacy of the collateral. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into repurchase agreements.

   3. FOREIGN CURRENCY TRANSLATION AND FOREIGN INVESTMENTS: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the mean of the bid and asked prices of such currencies against U.S. dollars last quoted by a major bank as follows:

      - investments, other assets and liabilities at the prevailing rates of exchange on the valuation date;

      - investment transactions and investment income at the prevailing rates of exchange on the dates of such transactions.

      Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the

                                  THE UNIVERSAL INSTITUTIONAL FUNDS, INC.

                                  Semi-Annual Report - June 30, 2004 (unaudited)

   NOTES TO FINANCIAL STATEMENTS (CONT'D)

      period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of the securities held at period end. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, realized and unrealized foreign currency gains (losses) are included in the reported net realized and unrealized gains (losses) on investment transactions and balances. However, pursuant to U.S. Federal income tax regulations, gains and losses from certain foreign currency transactions and the foreign currency portion of gains and losses realized on sales and maturities of foreign denominated debt securities are treated as ordinary income for U.S. Federal income tax purposes.

      Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of unrealized appreciation (depreciation) on the Statement of Net Assets. The change in net unrealized currency gains (losses) for the period is reflected on the Statement of Operations.

      Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

      At June 30, 2004, the net assets of the Portfolio were substantially comprised of foreign denominated securities and currency. Changes in currency exchange rates will affect the U.S. dollar value of and investment income from such securities.

      Prior governmental approval for foreign investments may be required under certain circumstances in some countries, and the extent of foreign investments in domestic companies may be subject to limitation in other countries. Foreign ownership limitations also may be imposed by the charters of individual companies to prevent, among other concerns, violation of foreign investment limitations. As a result, an additional class of shares (identified as "Foreign" in the Statement of Net Assets) may be created and offered for investment. The "local" and "foreign" shares' market values may differ. In the absence of trading of the foreign shares in such markets, the Fund values the foreign shares at the closing exchange price of the local shares. Such securities, if any, are identified as fair valued in the Statement of Net Assets.

   4. FOREIGN CURRENCY EXCHANGE CONTRACTS: Certain Portfolios may enter into foreign currency exchange contracts generally to attempt to protect securities and related receivables and payables against changes in future foreign currency exchange rates. A foreign currency exchange contract is an agreement between two parties to buy or sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily and the change in market value is recorded by the Portfolio as unrealized gain or loss. The Portfolio records realized gains or losses when the contract is closed equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risk may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and is generally limited to the amount of the unrealized gain on the contracts, if any, at the date of default. Risks may also arise from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

   5. OTHER: Security transactions are accounted for on the date the securities are purchased or sold. Realized gains and losses on the sale of investment securities are determined on the specific identified cost basis. Dividend income is recorded on the ex-dividend date (except for certain foreign dividends that may be recorded as soon as the Fund is informed of such dividends), net of applicable withholding taxes where recovery of such taxes is not reasonably assured. Interest income is recognized on the accrual basis except where collection is in doubt. Discounts and premiums on securities purchased are amortized according to the effective yield method over their respective lives. Most expenses of the Fund can be directly attributed to a particular Portfolio. Expenses which cannot be directly attributed are apportioned among the Portfolios based upon relative net assets.

      Settlement and registration of foreign securities transactions may be subject to significant risks not normally associated with investments in the United States. In certain markets, ownership of shares is defined according to entries in the issuer's share register. It is possible that a Portfolio holding these securities could lose its share registration

THE UNIVERSAL INSTITUTIONAL FUNDS, INC.

Semi-Annual Report - June 30, 2004 (unaudited)

   NOTES TO FINANCIAL STATEMENTS (CONT'D)

      through fraud, negligence or even mere oversight. In addition, shares being delivered for sales and cash being paid for purchases may be delivered before the exchange is complete. This may subject the Portfolio to further risk of loss in the event of a failure to complete the transaction by the counterparty.

   B. INVESTMENT ADVISORY FEES: Morgan Stanley Investment Management Inc. (the "Adviser" or "MS Investment Management"), a wholly-owned subsidiary of Morgan Stanley, provides the Portfolio with investment advisory services for a fee, paid quarterly, at the annual rate based on average daily net assets as follows:

                          FROM $500
            FIRST $500   MILLION TO     MORE THAN
               MILLION   $1 BILLION    $1 BILLION
            --------------------------------------
                  0.80%        0.75%         0.70%

   MS Investment Management has agreed to reduce fees payable to it and to reimburse the Portfolio, if necessary, to the extent that the annual operating expenses, excluding interest and extraordinary expenses, expressed as a percentage of average daily net assets, exceed the maximum ratio of 1.20%.

   Morgan Stanley Investment Management Limited (the "Sub-Adviser" or "MSIM Limited") a wholly-owned subsidiary of Morgan Stanley, serves as investment Sub-Adviser for the Portfolio on a day-to-day basis. MSIM Limited selects, buys and sells securities for the Portfolio under supervision of the Adviser. The Adviser pays each Sub-Adviser on a monthly basis a portion of the net advisory fees the Adviser receives from the Portfolio.

   C. ADMINISTRATOR: MS Investment Management (the "Administrator") also provides the Portfolio with administrative services pursuant to an administrative agreement for a monthly fee which on an annual basis equals 0.25% of the average daily net assets of the Portfolio, plus reimbursement of out-of-pocket expenses. Under an agreement between the Administrator and J.P. Morgan Investor Services Co. ("JPMIS"), a corporate affiliate of JPMorgan Chase Bank, JPMIS provides certain administrative services to the Fund. For such services, the Administrator pays JPMIS a portion of the fee the Administrator receives from the Fund. An employee of JPMIS is an officer of the Fund. In addition, the Fund incurs local administration fees in connection with doing business in certain emerging market countries.

   D. DISTRIBUTOR: Morgan Stanley & Co., Incorporated (the "Distributor"), a wholly-owned subsidiary of Morgan Stanley, serves as the distributor of the Fund and provides the Portfolio's Class II shareholders with distribution services pursuant to a Distribution Plan (the "Plan") in accordance with Rule 12b-1 under the Investment Company Act of 1940. Under the Plan, the Portfolio is authorized to pay the Distributor a distribution fee, which is accrued daily and paid monthly, at a rate of 0.35% of the Portfolio's average daily net assets attributable to Class II shares. The Distributor has voluntarily agreed to waive 0.30% of the 0.35% distribution fee that it may receive.

   E. CUSTODIAN: JPMorgan Chase Bank serves as custodian for the Fund in accordance with a custodian agreement. The Custodian holds cash, securities, and other assets of the Fund as required by the 1940 Act.

   F. CONTRACTUAL OBLIGATIONS: The Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

   G. FEDERAL INCOME TAXES: It is each Portfolio's intention to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for Federal income taxes is required in the financial statements. Distributions from the Portfolio are recorded on the ex-dividend date.

   Certain Portfolios may be subject to taxes imposed by countries in which they invest. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and net unrealized appreciation as these amounts are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

   The tax character of distributions paid may differ from the character of distributions shown on the Statement of Changes in Net Assets due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during 2003 was as follows:

                                2003 DISTRIBUTIONS
                                    PAID FROM:
                              ----------------------
                              ORDINARY     LONG-TERM
                                INCOME  CAPITAL GAIN
                                 (000)         (000)
                              ----------------------
                                   $28           $--
                              ----------------------

   The amount and character of income and capital gain distributions to be paid by the Portfolio are determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States. The book/tax differences are either considered temporary or permanent in nature.

   Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains and losses on certain investment transactions and the timing of the deductibility of certain expenses.

                                  THE UNIVERSAL INSTITUTIONAL FUNDS, INC.

                                  Semi-Annual Report - June 30, 2004 (unaudited)

   NOTES TO FINANCIAL STATEMENTS (CONT'D)

   Permanent book and tax basis differences may result in reclassifications among undistributed (distributions in excess of) net investment income (or accumulated net investment loss), accumulated net realized gain (loss) and paid-in capital. These differences were primarily due to differing treatments of gains and losses related to foreign currency transactions.

   At December 31, 2003, the Portfolio had no distributable earnings on a tax basis.

   At June 30, 2004, cost and unrealized appreciation (depreciation) for

   U.S. Federal income tax purposes of the investments of the Portfolio were:

                                                             NET
                                                    APPRECIATION
             COST   APPRECIATION   DEPRECIATION   (DEPRECIATION)
            (000)          (000)          (000)            (000)
      ----------------------------------------------------------
          $38,726         $3,539         $(222)           $3,317

   Net capital and currency losses incurred after October 31 and within the taxable year are deemed to arise on the first business day of the Portfolio's next taxable year. For the period ended December 31, 2003, the Portfolio deferred to January 1, 2004, for U.S. Federal income tax purposes, post-October currency losses of $113,000.

   H. OTHER: For the six months ended June 30, 2004, purchases and sales of investment securities for the Portfolio, other than long-term U.S. Government securities and short-term investments, were approximately $19,234,000 and $1,269,000, respectively. There were no purchases and sales of long-term U.S. Government securities for the six months ended June 30, 2004.

   At June 30, 2004, the Portfolio had otherwise unaffiliated record owners of 10% or greater. Investment activities of these shareholders could have a material impact on the Portfolio. The aggregate percentage of such owners was 86.2% for Class II shares.

   I. SUBSEQUENT EVENT: On July 22, 2004, the Fund announced that the Portfolio will suspend the offering of its Class II shares to new investors when assets in the Portfolio reach $100 million. The Portfolio will continue to offer its Class II shares to existing shareholders.

THE UNIVERSAL INSTITUTIONAL FUNDS, INC.

Semi-Annual Report - June 30, 2004 (unaudited)

   DIRECTOR AND OFFICER INFORMATION

   DIRECTORS                                                      OFFICERS
   Michael Bozic                                                  Charles A. Fiumefreddo
                                                                  CHAIRMAN OF THE BOARD
   Charles A. Fiumefreddo
                                                                  Mitchell M. Merin
   Edwin J. Garn                                                  PRESIDENT

   Wayne E. Hedien                                                Ronald E. Robison
                                                                  EXECUTIVE VICE PRESIDENT AND PRINCIPAL EXECUTIVE OFFICER
   James F. Higgins
                                                                  Amy R. Doberman
   Dr. Manuel H. Johnson                                          VICE PRESIDENT

   Joseph J. Kearns                                               Barry Fink
                                                                  VICE PRESIDENT
   Michael Nugent
                                                                  Joseph J. McAlinden
   Fergus Reid                                                    VICE PRESIDENT

   INVESTMENT ADVISER AND ADMINISTRATOR                           Stefanie V. Chang
   Morgan Stanley Investment Management Inc.*                     VICE PRESIDENT
   1221 Avenue of the Americas
   New York, New York 10020                                       James W. Garrett
                                                                  TREASURER AND CHIEF FINANCIAL OFFICER

   DISTRIBUTOR                                                    Michael J. Leary
   Morgan Stanley & Co. Incorporated                              ASSISTANT TREASURER
   1221 Avenue of the Americas
   New York, New York 10020                                       Mary E. Mullin
                                                                  SECRETARY
   CUSTODIAN
   JPMorgan Chase Bank                                            LEGAL COUNSEL
   270 Park Avenue                                                Clifford Chance US LLP
   New York, New York 10017                                       31 West 52nd Street
                                                                  New York, New York 10019

                                                                  INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
                                                                  Ernst & Young LLP
                                                                  200 Clarendon Street
                                                                  Boston, Massachusetts 02116-5072

   *Doing business in certain instances as Miller Anderson, Van Kampen or Morgan Stanley Asset Management.

   This report is authorized for distribution only when preceded or accompanied by the prospectus of The Universal Institutional Funds, Inc. which describes in detail each Investment Portfolio's investment policies, risks, fees and expenses. Please read the prospectus carefully before you invest or send money. For additional information, including information regarding the investments comprising the Portfolio, please visit our website at www.morganstanley.com/im.

   PROXY VOTING POLICIES AND PROCEDURES AND PROXY VOTING RECORD

   A copy of (1) the Fund's policies and procedures with respect to the voting of proxies relating to the Fund's portfolio securities; and (2) how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge, upon request, by calling 1 (800) 281-2715 or by visiting our website at www.morganstanley.com/im. This information is also available on the Securities and Exchange Commission's website at http://www.sec.gov.

                                  THE UNIVERSAL INSTITUTIONAL FUNDS, INC.

[MORGAN STANLEY LOGO]             SEMI-ANNUAL REPORT - JUNE 30, 2004


SMALL COMPANY GROWTH PORTFOLIO

                                  THE UNIVERSAL INSTITUTIONAL FUNDS, INC.

                                  Semi-Annual Report - June 30, 2004 (unaudited)

   STATEMENT OF NET ASSETS

   SMALL COMPANY GROWTH PORTFOLIO

                                                                             VALUE
                                                               SHARES        (000)
   -------------------------------------------------------------------------------
   COMMON STOCKS (95.6%)
   ADVERTISING AGENCIES (0.2%)
     R.H. Donnelley Corp.                                    (a)1,425      $    62
   -------------------------------------------------------------------------------
   BANKS: OUTSIDE NEW YORK CITY (1.2%)
     Texas Regional Bancshares, Inc.                            2,200          101
     UCBH Holdings, Inc.                                        5,950          235
   -------------------------------------------------------------------------------
                                                                               336
   ===============================================================================
   BIOTECHNOLOGY RESEARCH & PRODUCTION (4.6%)
     Charles River Laboratories International, Inc.          (a)8,630          422
     Dendreon Corp.                                          (a)4,725           58
     Encysive Pharmaceuticals, Inc.                          (a)5,325           45
     Eyetech Pharmaceuticals, Inc.                           (a)1,475           63
     Idexx Laboratories, Inc.                                (a)2,975          187
     Martek Biosciences Corp.                                (a)2,060          116
     MGI Pharma, Inc.                                        (a)2,575           70
     Taro Pharmaceuticals Industries Ltd.                    (a)3,300          143
     Telik, Inc.                                             (a)6,075          145
   -------------------------------------------------------------------------------
                                                                             1,249
   ===============================================================================
   CASINOS & GAMBLING (2.7%)
     Kerzner International Ltd.                              (a)7,325          348
     Lakes Entertainment, Inc.                              (a)13,250          154
     Nevada Gold & Casinos, Inc.                             (a)6,925           93
     Shuffle Master, Inc.                                    (a)3,862          140
   -------------------------------------------------------------------------------
                                                                               735
   ===============================================================================
   COMMUNICATIONS & MEDIA (0.3%)
     Arch Wireless, Inc., Class A                            (a)3,200           91
   -------------------------------------------------------------------------------
   COMMUNICATIONS TECHNOLOGY (3.0%)
     Plantronics, Inc.                                       (a)3,225          136
     Spectrasite, Inc.                                      (a)15,600          674
   -------------------------------------------------------------------------------
                                                                               810
   ===============================================================================
   COMPUTER SERVICES SOFTWARE & SYSTEMS (10.8%)
     Akamai Technologies, Inc.                              (a)16,125          289
     Ask Jeeves, Inc.                                        (a)5,275          206
     Avocent Corp.                                           (a)3,875          142
     FileNet Corp.                                           (a)4,575          144
     Hyperion Solutions Corp.                                (a)3,287          144
     Manhattan Associates, Inc.                              (a)4,725          146
     Micros Systems, Inc.                                    (a)3,950          190
     MicroStrategy, Inc.                                     (a)1,650           71
     NDCHealth Corp.                                            3,325           77
     Neoforma, Inc.                                         (a)13,275          161
     Opnet Technologies, Inc.                                (a)6,400           84
     ProQuest Co.                                            (a)6,200          169
     Salesforce.com, Inc.                                   (a)10,900          175
     SkillSoft plc ADR                                      (a)19,975          152
     SS&C Technologies, Inc.                                    4,550           85
     Transact Technologies, Inc.                             (a)3,825          121
     Valueclick, Inc.                                        (a)8,405          101
     Verint Systems, Inc.                                    (a)4,300          147
     Websense, Inc.                                          (a)8,950          333
   -------------------------------------------------------------------------------
                                                                             2,937
   ===============================================================================
   COMPUTER TECHNOLOGY (1.1%)
     RSA Security, Inc.                                     (a)14,050          288
   -------------------------------------------------------------------------------
   CONSTRUCTION (0.6%)
     Chicago Bridge & Iron Co. N.V. (NY Shares)                 5,750      $   160
   -------------------------------------------------------------------------------
   CONSUMER ELECTRONICS (1.1%)
     Activision, Inc.                                        (a)6,150           98
     CNET Networks, Inc.                                    (a)17,050          189
   -------------------------------------------------------------------------------
                                                                               287
   ===============================================================================
   COSMETICS (0.3%)
     Del Laboratories, Inc.                                  (a)2,900           90
   -------------------------------------------------------------------------------
   DIVERSIFIED FINANCIAL SERVICES (1.0%)
     Greenhill & Co., Inc.                                  (a)12,675          265
   -------------------------------------------------------------------------------
   DRUGS & PHARMACEUTICALS (2.7%)
     Atherogenics, Inc.                                      (a)3,525           67
     Gen-Probe, Inc.                                         (a)5,900          279
     Ligand Pharmaceuticals, Inc., Class B                   (a)4,550           79
     Medicines Co.                                           (a)3,125           95
     Noven Pharmaceuticals, Inc.                             (a)9,250          204
   -------------------------------------------------------------------------------
                                                                               724
   ===============================================================================
   EDUCATION SERVICES (2.8%)
     Bright Horizons Family Solutions, Inc.                  (a)2,675          143
     Laureate Education, Inc.                                (a)3,500          134
     Strayer Education, Inc.                                    4,337          484
   -------------------------------------------------------------------------------
                                                                               761
   -------------------------------------------------------------------------------
   ELECTRONICS (2.0%)
     Amphenol Corp., Class A                                 (a)4,075          136
     Avid Technology, Inc.                                   (a)5,100          278
     Power Integrations, Inc.                                (a)5,375          134
   -------------------------------------------------------------------------------
                                                                               548
   -------------------------------------------------------------------------------
   ELECTRONICS: SEMICONDUCTORS/COMPONENTS (2.0%)
     Flir Systems, Inc.                                      (a)4,900          269
     Integrated Circuit Systems, Inc.                        (a)3,275           89
     Microsemi Corp.                                         (a)7,125          101
     Plexus Corp.                                            (a)5,425           73
   -------------------------------------------------------------------------------
                                                                               532
   ===============================================================================
   ENERGY MISCELLANEOUS (7.1%)
     Denbury Resources, Inc.                                 (a)7,900          166
     Evergreen Resources, Inc.                               (a)7,249          293
     Patina Oil & Gas Corp.                                     4,600          137
     Quicksilver Resources, Inc.                             (a)6,150          412
     Southwestern Energy Co.                                 (a)4,700          135
     Ultra Petroleum Corp.                                  (a)20,950          782
   -------------------------------------------------------------------------------
                                                                             1,925
   ===============================================================================
   ENGINEERING & CONTRACTING SERVICES (0.5%)
     Washington Group International, Inc.                    (a)3,725          134
   -------------------------------------------------------------------------------
   EQUIPMENT MISCELLENEOUS (0.3%)
     Cabela's, Inc., Class A                                 (a)3,400           92
   -------------------------------------------------------------------------------
   FINANCIAL DATA PROCESSING SERVICES & SYSTEMS (0.4%)
     Advent Software, Inc.                                   (a)6,700          121
   -------------------------------------------------------------------------------
   FINANCIAL MISCELLANEOUS (0.8%)
     Hilb, Rogal & Hobbs Co.                                    2,600           93
     Interactive Data Corp.                                  (a)7,600          132
   -------------------------------------------------------------------------------
                                                                               225
   ===============================================================================
   HEALTHCARE FACILITIES (0.3%)
     VistaCare, Inc., Class A                                (a)4,690           87
   -------------------------------------------------------------------------------

   The accompanying notes are an integral part of the financial statements.    1

THE UNIVERSAL INSTITUTIONAL FUNDS, INC.

Semi-Annual Report - June 30, 2004 (unaudited)

   STATEMENT OF NET ASSETS (CONT'D)

   SMALL COMPANY GROWTH PORTFOLIO

                                                                             VALUE
                                                               SHARES        (000)
   -------------------------------------------------------------------------------
   HEALTHCARE MANAGEMENT SERVICES (0.6%)
     Eclipsys Corp.                                         (a)10,475      $   160
   -------------------------------------------------------------------------------
   HEALTHCARE MISCELLANEOUS (3.5%)
     Advanced Medical Optics, Inc.                           (a)3,575          152
     NPS Pharmaceuticals, Inc.                               (a)2,450           52
     VCA Antech, Inc.                                       (a)16,825          754
   -------------------------------------------------------------------------------
                                                                               958
   ===============================================================================
   HEALTHCARE SERVICES (5.4%)
     Animas Corp.                                            (a)6,575          123
     Apria Healthcare Group, Inc.                            (a)4,147          119
     Dade Behring Holdings, Inc.                            (a)15,500          736
     NeighborCare, Inc.                                      (a)3,075           96
     Stericycle, Inc.                                        (a)7,900          409
   -------------------------------------------------------------------------------
                                                                             1,483
   ===============================================================================
   HOMEBUILDING (0.9%)
     Brookfield Homes Corp.                                     9,510          249
   -------------------------------------------------------------------------------
   HOTEL/MOTEL (0.5%)
     Multimedia Games, Inc.                                  (a)4,925          132
   -------------------------------------------------------------------------------
   IDENTIFICATION CONTROL & FILTER DEVICES (0.4%)
     CUNO, Inc.                                              (a)1,825           97
   -------------------------------------------------------------------------------
   INSURANCE: PROPERTY & CASUALTY (0.7%)
     Markel Corp.                                              (a)668          185
   -------------------------------------------------------------------------------
   INVESTMENT MANAGEMENT COMPANIES (0.7%)
     Affiliated Managers Group, Inc.                         (a)3,912          197
   -------------------------------------------------------------------------------
   LEISURE TIME (5.1%)
     SCP Pool Corp.                                            12,225          550
     Winnebago Industries                                       4,100          153
     WMS Industries, Inc.                                   (a)22,950          684
   -------------------------------------------------------------------------------
                                                                             1,387
   ===============================================================================
   MACHINERY: SPECIALTY (0.4%)
     Helix Technology Corp.                                     5,225          112
   -------------------------------------------------------------------------------
   MANUFACTURING (0.9%)
     Actuant Corp., Class A                                  (a)6,225          243
   -------------------------------------------------------------------------------
   MATERIALS & PROCESSING MISCELLANEOUS (0.6%)
     Agnico-Eagle Mines Ltd.                                   11,700          155
   -------------------------------------------------------------------------------
   MEDICAL & DENTAL INSTRUMENTS & SUPPLIES (4.2%)
     American Medical Systems Holdings, Inc.                 (a)8,925          301
     Enzon Pharmaceuticals, Inc.                             (a)4,300           55
     Inamed Corp.                                            (a)8,140          511
     Sybron Dental Specialties, Inc.                         (a)4,900          146
     Techne Corp.                                            (a)3,075          134
   -------------------------------------------------------------------------------
                                                                             1,147
   ===============================================================================
   METALS & MINERALS MISCELLANEOUS (1.5%)
     Coeur d'Alene Mines Corp.                              (a)52,000          212
     Glamis Gold Ltd.                                       (a)10,900          191
   -------------------------------------------------------------------------------
                                                                               403
   ===============================================================================
   OFFICE FURNITURE & BUSINESS EQUIPMENT (0.7%)
     Imagistics International, Inc.                          (a)5,350          189
   -------------------------------------------------------------------------------
   OIL: INTEGRATED DOMESTIC (0.4%)
     Delta Petroleum Corp.                                   (a)8,160          110
   -------------------------------------------------------------------------------
   PRODUCTION TECHNOLOGY EQUIPMENT (1.7%)
     Cymer, Inc.                                             (a)8,775          328
     Dionex Corp.                                            (a)2,625          145
   -------------------------------------------------------------------------------
                                                                               473
   ===============================================================================
   RADIO & TV BROADCASTERS (1.2%)
     Radio One, Inc., Class D                               (a)20,275      $   325
   -------------------------------------------------------------------------------
   RESTAURANTS (4.4%)
     Chicago Pizza & Brewery, Inc.                           (a)9,075          138
     P.F. Chang's China Bistro, Inc.                         (a)7,480          308
     Sonic Corp.                                            (a)17,704          403
     Steak N Shake Co. (The)                                (a)19,425          354
   -------------------------------------------------------------------------------
                                                                             1,203
   ===============================================================================
   RETAIL (7.3%)
     Blue Nile, Inc.                                         (a)5,375          202
     Brookstone, Inc.                                        (a)6,562          132
     Casual Male Retail Group, Inc.                         (a)12,825           94
     Dick's Sporting Goods, Inc.                             (a)5,050          168
     Guitar Center, Inc.                                     (a)9,225          410
     J. Jill Group, Inc. (The)                               (a)8,225          194
     Petco Animal Supplies, Inc.                             (a)9,150          295
     Tractor Supply Co.                                      (a)5,075          212
     Tuesday Morning Corp.                                   (a)9,250          268
   -------------------------------------------------------------------------------
                                                                             1,975
   ===============================================================================
   SERVICES: COMMERCIAL (4.0%)
     Advisory Board Co. (The)                                (a)3,800          135
     Arbitron, Inc.                                          (a)5,100          186
     Autobytel, Inc.                                        (a)14,250          130
     Corporate Executive Board Co.                              2,545          147
     Jackson Hewitt Tax Service, Inc.                        (a)4,800           84
     Universal Technical Institute, Inc.                     (a)7,000          280
     University of Phoenix Online                            (a)1,425          125
   -------------------------------------------------------------------------------
                                                                             1,087
   ===============================================================================
   TELECOMMUNICATIONS EQUIPMENT (0.7%)
     Andrew Corp.                                            (a)9,775          196
   -------------------------------------------------------------------------------
   TEXTILE APPAREL MANUFACTURERS (1.1%)
     Carter's, Inc.                                          (a)6,750          196
     Oxford Industries, Inc.                                    2,500          109
   -------------------------------------------------------------------------------
                                                                               305
   -------------------------------------------------------------------------------
   TRUCKERS (0.8%)
     Landstar System, Inc.                                   (a)4,225          223
   -------------------------------------------------------------------------------
   UTILITIES: TELECOMMUNICATIONS (1.6%)
     IDT Corp., Class B                                      (a)6,125          113
     NII Holdings, Inc.                                      (a)3,850          130
     PTEK Holdings, Inc.                                    (a)17,525          202
   -------------------------------------------------------------------------------
                                                                               445
   ===============================================================================
   UTILITIES: WATER (0.5%)
     Navigant Consulting, Inc.                               (a)6,350          136
   -------------------------------------------------------------------------------
     TOTAL COMMON STOCKS (COST $23,828)                                     26,034
   ===============================================================================

                                                                 FACE
                                                               AMOUNT
                                                                (000)
   -------------------------------------------------------------------------------
   SHORT-TERM INVESTMENT (4.8%)
   REPURCHASE AGREEMENT (4.8%)
     J.P. Morgan Securities, Inc., 1.25%,
       dated 6/30/04, due 7/1/04,
       repurchase price $1,297
       (COST $1,297)                                       $ (b)1,297        1,297

   2    The accompanying notes are an integral part of the financial statements.

                                  THE UNIVERSAL INSTITUTIONAL FUNDS, INC.

                                  Semi-Annual Report - June 30, 2004 (unaudited)

   STATEMENT OF NET ASSETS (CONT'D)

   SMALL COMPANY GROWTH PORTFOLIO

                                                                    AMOUNT
                                                                     (000)
   -----------------------------------------------------------------------
   TOTAL INVESTMENTS (100.4%) (COST $25,125)                       $27,331
   =======================================================================
                                                       AMOUNT
                                                        (000)
   -----------------------------------------------------------------------
   OTHER ASSETS (0.5%)
     Cash                                             $     4
     Receivable for Investments Sold                      131
     Receivable for Portfolio Shares Sold                   4
     Dividends Receivable                                   1
     Other                                                  1          141
   -----------------------------------------------------------------------
   LIABILITIES (-0.9%)
     Payable for Investments Purchased                   (159)
     Investment Advisory Fees Payable                     (33)
     Administrative Fees Payable                           (8)
     Custodian Fees Payable                                (6)
     Distribution Fees on Class II Shares                  (1)
     Other Liabilities                                    (46)        (253)
   -----------------------------------------------------------------------
   NET ASSETS (100%)                                               $27,219
   =======================================================================
   NET ASSETS CONSIST OF:
     Paid-in Capital                                               $24,000
     Undistributed Net Investment Income
       (Accumulated Net Investment Loss)                               (89)
     Accumulated Net Realized Gain (Loss)                            1,102
     Unrealized Appreciation (Depreciation) on
       Investments                                                   2,206
   -----------------------------------------------------------------------
   NET ASSETS                                                      $27,219
   =======================================================================
   CLASS II:
   NET ASSET VALUE, OFFERING AND REDEMPTION
     PRICE PER SHARE
     Applicable to 1,875,682 outstanding $0.001 par
       value shares (authorized 500,000,000 shares)                 $14.51
   =======================================================================

   (a)  Non-income producing security.
   (b) The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this statement of net assets. The investment in the repurchase agreement is through participation in a joint account with affiliated parties.
   ADR  American Depositary Receipt

   The accompanying notes are an integral part of the financial statements.    3

THE UNIVERSAL INSTITUTIONAL FUNDS, INC.

Semi-Annual Report - June 30, 2004 (unaudited)

   SMALL COMPANY GROWTH PORTFOLIO

                                                                                     SIX MONTHS ENDED
                                                                                        JUNE 30, 2004
   STATEMENT OF OPERATIONS                                                                      (000)
   --------------------------------------------------------------------------------------------------
   INVESTMENT INCOME:
     Dividends                                                                                 $   48
     Interest                                                                                       4
   --------------------------------------------------------------------------------------------------
       Total Investment Income                                                                     52
   --------------------------------------------------------------------------------------------------
   EXPENSES:
     Investment Advisory Fees (Note B)                                                            107
     Distribution Fees on Class II Shares (Note D)                                                 40
     Administrative Fees (Note C)                                                                  32
     Custodian Fees (Note E)                                                                       22
     Shareholder Reporting Fees                                                                    17
     Professional Fees                                                                             13
     Other                                                                                          1
   --------------------------------------------------------------------------------------------------
       Total Expenses                                                                             232
   --------------------------------------------------------------------------------------------------
     Investment Advisory Fees Waived (Note B)                                                     (57)
     Distribution Fees on Class II Shares Waived (Note D)                                         (34)
   --------------------------------------------------------------------------------------------------
       Net Expenses                                                                               141
   --------------------------------------------------------------------------------------------------
   NET INVESTMENT INCOME (LOSS)                                                                   (89)
   --------------------------------------------------------------------------------------------------
   REALIZED GAIN (LOSS) ON:
     Investments Sold                                                                             960
   --------------------------------------------------------------------------------------------------
   CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON:
     Investments                                                                                  930
   --------------------------------------------------------------------------------------------------
     NET REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)              1,890
   --------------------------------------------------------------------------------------------------
       NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                         $1,801
   ==================================================================================================

   4    The accompanying notes are an integral part of the financial statements.

                                  THE UNIVERSAL INSTITUTIONAL FUNDS, INC.

                                  Semi-Annual Report - June 30, 2004

   SMALL COMPANY GROWTH PORTFOLIO

                                                                         SIX MONTHS ENDED          PERIOD FROM
                                                                            JUNE 30, 2004   APRIL 30, 2003* TO
                                                                              (UNAUDITED)    DECEMBER 31, 2003
   STATEMENT OF CHANGES IN NET ASSETS                                               (000)                (000)
   -----------------------------------------------------------------------------------------------------------
   INCREASE (DECREASE) IN NET ASSETS
   OPERATIONS:
     Net Investment Income (Loss)                                                 $   (89)             $   (53)
     Net Realized Gain (Loss)                                                         960                  492
     Net Change in Unrealized Appreciation (Depreciation)                             930                1,276
   -----------------------------------------------------------------------------------------------------------
       Net Increase (Decrease) in Net Assets Resulting from Operations              1,801                1,715
   -----------------------------------------------------------------------------------------------------------
   DISTRIBUTIONS FROM AND/OR IN EXCESS OF:
     Class II*:
     Net Realized Gain                                                                 --                 (297)
   -----------------------------------------------------------------------------------------------------------
   CAPITAL SHARE TRANSACTIONS (1):
     Class II*:
     Subscriptions                                                                  7,936               16,275
     Distributions Reinvested                                                          --                  274
     Redemptions                                                                     (456)                 (29)
   -----------------------------------------------------------------------------------------------------------
       Net Increase (Decrease) in Net Assets Resulting
         from Capital Share Transactions                                            7,480               16,520
   -----------------------------------------------------------------------------------------------------------
     Total Increase (Decrease) in Net Assets                                        9,281               17,938
   NET ASSETS:
     Beginning of Period                                                           17,938                   --
   -----------------------------------------------------------------------------------------------------------
     End of Period (Including Undistributed Net Investment Income
       (Accumulated Net Investment Loss) of $(89) in 2004)                        $27,219              $17,938
   ===========================================================================================================
   (1) CAPITAL SHARE TRANSACTIONS:
       Class II*:
       Shares Subscribed                                                              570                1,320
       Shares Issued on Distributions Reinvested                                       --                   20
       Shares Redeemed                                                                (33)                  (2)
   -----------------------------------------------------------------------------------------------------------
       Net Increase (Decrease) in Class II Shares Outstanding                         537                1,338
   ===========================================================================================================
   * Class II shares commenced operations on April 30, 2003.

   The accompanying notes are an integral part of the financial statements.    5

THE UNIVERSAL INSTITUTIONAL FUNDS, INC.

Semi-Annual Report - June 30, 2004

   FINANCIAL HIGHLIGHTS

   SMALL COMPANY GROWTH PORTFOLIO

                                                                                                 CLASS II
                                                                                    ----------------------------------
                                                                                       SIX MONTHS        PERIOD FROM
                                                                                            ENDED    APRIL 30, 2003*
                                                                                    JUNE 30, 2004    TO DECEMBER 31,
   SELECTED PER SHARE DATA AND RATIOS                                                 (UNAUDITED)               2003
   -------------------------------------------------------------------------------------------------------------------
   NET ASSET VALUE, BEGINNING OF PERIOD                                               $ 13.40             $ 10.00
   -------------------------------------------------------------------------------------------------------------------
   INCOME (LOSS) FROM INVESTMENT OPERATIONS
     Net Investment Income (Loss)                                                       (0.05)#             (0.09)#
     Net Realized and Unrealized Gain (Loss)                                             1.16                3.72
   -------------------------------------------------------------------------------------------------------------------
       Total from Investment Operations                                                  1.11                3.63
   -------------------------------------------------------------------------------------------------------------------
   DISTRIBUTIONS FROM AND/OR IN EXCESS OF:
     Net Realized Gain                                                                     --               (0.23)
   -------------------------------------------------------------------------------------------------------------------
   NET ASSET VALUE, END OF PERIOD                                                     $ 14.51             $ 13.40
   ===================================================================================================================
   TOTAL RETURN^                                                                         8.28%++            36.30%++
   ===================================================================================================================
   RATIOS AND SUPPLEMENTAL DATA:
   Net Assets, End of Period (000's)                                                  $27,219             $17,938
   Ratio of Expenses to Average Net Assets                                               1.25%**             1.25%**
   Ratio of Net Investment Income (Loss) to Average Net Assets                          (0.79)%**           (1.06)%**
   Portfolio Turnover Rate                                                                 77%++               82%++
   -------------------------------------------------------------------------------------------------------------------
   Ratios Before Expenses Waived and/or Reimbursed by Adviser and/or Distributor:
       Expenses to Average Net Assets                                                    2.06%**             4.98%**
       Net Investment Income (Loss) to Average Net Assets                               (1.60)%**           (4.79)%*
   -------------------------------------------------------------------------------------------------------------------

   *    Commencement of operations
   **   Annualized
   #    Per share amount is based on average shares outstanding.
   ++   Not Annualized
   ^ Performance shown does not reflect fees and expenses imposed by your insurance company's separate account. If performance information included the effect of these additional charges, the total return would be lower.

   6    The accompanying notes are an integral part of the financial statements.

                                  THE UNIVERSAL INSTITUTIONAL FUNDS, INC.

                                  Semi-Annual Report - June 30, 2004 (unaudited)

   NOTES TO FINANCIAL STATEMENTS

   The Universal Institutional Funds, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund is comprised of sixteen separate active, diversified and non-diversified portfolios (individually referred to as a "Portfolio", collectively as the "Portfolios").

   The accompanying financial statements relate to the Small Company Growth Portfolio. The Portfolio seeks long-term capital appreciation by investing primarily in growth-oriented equity securities of small companies. The Portfolio currently offers Class II shares only; although Class I shares may be offered in the future.

   The Fund is intended to be the funding vehicle for variable annuity contracts and variable life insurance policies to be offered by the separate accounts of certain life insurance companies.

   A. ACCOUNTING POLICIES: The following significant accounting policies are in conformity with accounting principles generally accepted in the United States. Such policies are consistently followed by the Fund in the preparation of the financial statements. Accounting principles generally accepted in the United States may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

   1. SECURITY VALUATION: Equity securities listed on a U.S. exchange are valued at the latest quoted sales price on the valuation date. Equity securities listed or traded on NASDAQ, for which market quotations are available, are valued at the NASDAQ Official Closing Price. Securities listed on a foreign exchange are valued at their closing price. Unlisted securities and listed securities not traded on the valuation date for which market quotations are readily available are valued at the mean between the current bid and asked prices obtained from reputable brokers. Debt securities purchased with remaining maturities of 60 days or less are valued at amortized cost, if it approximates market value.

       All other securities and investments for which market values are not readily available, including restricted securities, and those securities for which it is inappropriate to determine prices in accordance with the aforementioned procedures, are valued at fair value as determined in good faith under procedures adopted by the Board of Directors, although the actual calculations may be done by others. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

   2. REPURCHASE AGREEMENTS: The Portfolios of the Fund may enter into repurchase agreements under which the Portfolio lends excess cash and takes possession of securities with an agreement that the counterparty will repurchase such securities. In connection with transactions in repurchase agreements, a bank as custodian for the Fund takes possession of the underlying securities which are held as collateral, with a market value at least equal to the amount of the repurchase transaction, including principal and accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to determine the adequacy of the collateral. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into repurchase agreements.

   3. OTHER: Security transactions are accounted for on the date the securities are purchased or sold. Realized gains and losses on the sale of investment securities are determined on the specific identified cost basis. Dividend income is recorded on the ex-dividend date (except for certain foreign dividends that may be recorded as soon as the Fund is informed of such dividends), net of applicable withholding taxes where recovery of such taxes is not reasonably assured. Interest income is recognized on the accrual basis except where collection is in doubt. Most expenses of the Fund can be directly attributed to a particular Portfolio. Expenses which cannot be directly attributed are apportioned among the Portfolios based upon relative net assets.

   B. INVESTMENT ADVISORY FEES: Morgan Stanley Investment Management Inc. ("MS Investment Management"), a wholly-owned subsidiary of Morgan Stanley, provides the Portfolio with investment advisory services for a fee, paid quarterly, at the annual rate based on average daily net assets as follows:

                                     FROM $500
                       FIRST $500   MILLION TO    MORE THAN
                          MILLION   $1 BILLION   $1 BILLION
                       ------------------------------------
                             0.95%        0.90%        0.85%

   MS Investment Management has agreed to reduce fees payable to it and to reimburse the Portfolio, if necessary, to the extent

THE UNIVERSAL INSTITUTIONAL FUNDS, INC.

Semi-Annual Report - June 30, 2004 (unaudited)

   NOTES TO FINANCIAL STATEMENTS (CONT'D)

   that the annual operating expenses expressed as a percentage of average daily net assets, exceed the maximum ratio of 1.25%.

   C. ADMINISTRATOR: MS Investment Management (the "Administrator") also provides the Portfolio with administrative services pursuant to an administrative agreement for a monthly fee which on an annual basis equals 0.25% of the average daily net assets of the Portfolio, plus reimbursement of out-of-pocket expenses. Under an agreement between the Administrator and J.P. Morgan Investor Services Co. ("JPMIS"), a corporate affiliate of JPMorgan Chase Bank, JPMIS provides certain administrative services to the Fund. For such services, the Administrator pays JPMIS a portion of the fee the Administrator receives from the Fund. An employee of JPMIS is an officer of the Fund.

   D. DISTRIBUTOR: Morgan Stanley & Co., Incorporated (the "Distributor"), a wholly-owned subsidiary of Morgan Stanley, serves as the distributor of the Fund and provides the Portfolio's Class II shareholders with distribution services pursuant to a Distribution Plan (the "Plan") in accordance with Rule 12b-1 under the Investment Company Act of 1940. Under the Plan, the Portfolio is authorized to pay the Distributor a distribution fee, which is accrued daily and paid monthly, at a rate of 0.35% of the Portfolio's average daily net assets attributable to Class II shares. The Distributor has voluntarily agreed to waive 0.30% of the 0.35% distribution fee that it may receive.

   E. CUSTODIAN: JPMorgan Chase Bank serves as custodian for the Fund in accordance with a custodian agreement. The Custodian holds cash, securities, and other assets of the Fund as required by the 1940 Act.

   F. CONTRACTUAL OBLIGATIONS: The Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

   G. FEDERAL INCOME TAXES: It is each Portfolio's intention to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for Federal income taxes is required in the financial statements. Distributions from the Portfolio are recorded on the ex-dividend date.

   Certain Portfolios may be subject to taxes imposed by countries in which they invest. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and net unrealized appreciation as these amounts are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

   The tax character of distributions paid may differ from the character of distributions shown on the Statement of Changes in Net Assets due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during 2003 was as follows:

                           2003 DISTRIBUTIONS
                               PAID FROM:
                         -------------------------
                           ORDINARY      LONG-TERM
                             INCOME   CAPITAL GAIN
                              (000)          (000)
                         -------------------------
                             $  297         $--

   The amount and character of income and capital gain distributions to be paid by the Portfolio are determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States. The book/tax differences are either considered temporary or permanent in nature.

   Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains and losses on certain investment transactions and the timing of the deductibility of certain expenses.

   Permanent book and tax basis differences may result in reclassifications among undistributed (distributions in excess of) net investment income (or accumulated net investment loss), accumulated net realized gain (loss) and paid-in capital.

   At December 31, 2003, the Portfolio had distributable earnings on a tax basis as follows:

                         UNDISTRIBUTED   UNDISTRIBUTED
                              ORDINARY       LONG-TERM
                                INCOME    CAPITAL GAIN
                                 (000)           (000)
                         -----------------------------
                                 $ 161             $--

   At June 30, 2004, cost and unrealized appreciation (depreciation) for U.S. Federal income tax purposes of the investments of the Portfolio were:

                                                                    NET
                                                           APPRECIATION
                    COST   APPRECIATION   DEPRECIATION   (DEPRECIATION)
                   (000)          (000)          (000)            (000)
               --------------------------------------------------------
                 $25,125         $2,957         $(751)           $2,206

   H. OTHER: For the six months ended June 30, 2004, purchases and sales of investment securities for the Portfolio, other than long-term U.S. Government securities and short-term investments, were approximately $23,877,000 and $16,979,000, respectively. There were no purchases and sales of long-term U.S. Government securities for the six months ended June 30, 2004.

   At June 30, 2004, the Portfolio had otherwise unaffiliated record owners of 10% or greater. Investment activities of these

                                  THE UNIVERSAL INSTITUTIONAL FUNDS, INC.

                                  Semi-Annual Report - June 30, 2004 (unaudited)

   NOTES TO FINANCIAL STATEMENTS (CONT'D)

   shareholders could have a material impact on the Portfolio. The aggregate percentage of such owners was 86.6% for Class II shares.

   I. SUBSEQUENT EVENTS: Effective at the close of business on July 30, 2004, the Portfolio will suspend the offering of its Class II shares to new investors. The Portfolio will continue to offer its Class II shares to existing shareholders.

THE UNIVERSAL INSTITUTIONAL FUNDS, INC.

Semi-Annual Report - June 30, 2004 (unaudited)

   DIRECTOR AND OFFICER INFORMATION

   DIRECTORS                                         OFFICERS
   Michael Bozic                                     Charles A. Fiumefreddo
                                                     CHAIRMAN OF THE BOARD
   Charles A. Fiumefreddo
                                                     Mitchell M. Merin
   Edwin J. Garn                                     PRESIDENT

   Wayne E. Hedien                                   Ronald E. Robison
                                                     EXECUTIVE VICE PRESIDENT AND PRINCIPAL EXECUTIVE OFFICER
   James F. Higgins
                                                     Amy R. Doberman
   Dr. Manuel H. Johnson                             VICE PRESIDENT

                                                     Barry Fink
   Joseph J. Kearns                                  VICE PRESIDENT

   Michael Nugent                                    Joseph J. McAlinden
                                                     VICE PRESIDENT
   Fergus Reid
                                                     Stefanie V. Chang
   INVESTMENT ADVISER AND ADMINISTRATOR              VICE PRESIDENT
   Morgan Stanley Investment Management Inc.*
   1221 Avenue of the Americas                       James W. Garrett
   New York, New York 10020                          TREASURER AND CHIEF FINANCIAL OFFICER

                                                     Michael J. Leary
   DISTRIBUTOR                                       ASSISTANT TREASURER
   Morgan Stanley & Co. Incorporated
   1221 Avenue of the Americas                       Mary E. Mullin
   New York, New York 10020                          SECRETARY

   CUSTODIAN                                         LEGAL COUNSEL
   JPMorgan Chase Bank                               Clifford Chance US LLP
   270 Park Avenue                                   31 West 52nd Street
   New York, New York 10017                          New York, New York 10019

                                                     INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
                                                     Ernst & Young LLP
                                                     200 Clarendon Street
                                                     Boston, Massachusetts 02116-5072

   *Doing business in certain instances as Miller Anderson, Van Kampen or Morgan Stanley Asset Management.

   This report is authorized for distribution only when preceded or accompanied by the prospectus of The Universal Institutional Funds, Inc. which describes in detail each Investment Portfolio's investment policies, risks, fees and expenses. Please read the prospectus carefully before you invest or send money. For additional information, including information regarding the investments comprising the Portfolio, please visit our website at www.morganstanley.com/im.

   PROXY VOTING POLICIES AND PROCEDURES AND PROXY VOTING RECORD

   A copy of (1) the Fund's policies and procedures with respect to the voting of proxies relating to the Fund's portfolio securities; and (2) how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge, upon request, by calling 1 (800) 281-2715 or by visiting our website at www.morganstanley.com/im. This information is also available on the Securitie sand Exchange Commission's website at http://www.sec.gov.

                                  THE UNIVERSAL INSTITUTIONAL FUNDS, INC.

[MORGAN STANLEY LOGO]             SEMI-ANNUAL REPORT - JUNE 30, 2004


EQUITY GROWTH PORTFOLIO

                                  THE UNIVERSAL INSTITUTIONAL FUNDS, INC.

                                  Semi-Annual Report - June 30, 2004 (unaudited)

   STATEMENT OF NET ASSETS

   EQUITY GROWTH PORTFOLIO

                                                                                                         VALUE
                                                                                          SHARES         (000)
   -----------------------------------------------------------------------------------------------------------
   COMMON STOCKS (94.4%)
   AEROSPACE & DEFENSE (1.2%)
     United Technologies Corp.                                                            22,000      $  2,013
   -----------------------------------------------------------------------------------------------------------
   AIR FREIGHT & LOGISTICS (1.8%)
     C.H. Robinson Worldwide, Inc.                                                        28,615         1,312
     United Parcel Service, Inc., Class B                                                 20,800         1,563
   -----------------------------------------------------------------------------------------------------------
                                                                                                         2,875
   ===========================================================================================================
   BEVERAGES (3.4%)
     Coca-Cola Co. (The)                                                                  77,408         3,908
     PepsiCo., Inc.                                                                       31,408         1,692
   -----------------------------------------------------------------------------------------------------------
                                                                                                         5,600
   ===========================================================================================================
   BIOTECHNOLOGY RESEARCH & PRODUCTION (3.2%)
     Amgen, Inc.                                                                       (a)29,435         1,606
     Biogen Idec, Inc.                                                                 (a)12,375           783
     Celgene Corp.                                                                     (a)10,970           628
     Chiron Corp.                                                                      (a)10,125           452
     Genentech, Inc.                                                                   (a)24,250         1,363
     Telik, Inc.                                                                       (a)17,860           426
   -----------------------------------------------------------------------------------------------------------
                                                                                                         5,258
   ===========================================================================================================
   BROADCASTING (TV - RADIO & CABLE) (4.8%)
     InterActiveCorp.                                                                 (a)129,345         3,899
     News Corp., Ltd. ADR                                                                 28,165           998
     Time Warner, Inc.                                                                 (a)78,000         1,371
     Univision Communications, Inc., Class A                                           (a)49,460         1,579
   -----------------------------------------------------------------------------------------------------------
                                                                                                         7,847
   ===========================================================================================================
   CAPITAL MARKETS (3.0%)
     Ameritrade Holding Corp.                                                          (a)89,800         1,019
     Goldman Sachs Group, Inc.                                                            28,752         2,707
     Lehman Brothers Holdings, Inc.                                                       15,700         1,182
   -----------------------------------------------------------------------------------------------------------
                                                                                                         4,908
   ===========================================================================================================
   CASINOS & GAMBLING (1.5%)
     GTECH Holdings Corp.                                                                 23,005         1,065
     International Game Technology                                                        34,625         1,337
   -----------------------------------------------------------------------------------------------------------
                                                                                                         2,402
   ===========================================================================================================
   COMMERCIAL BANKS (0.9%)
     Fifth Third Bancorp                                                                  28,625         1,539
   -----------------------------------------------------------------------------------------------------------
   COMMUNICATIONS EQUIPMENT (1.8%)
     Motorola, Inc.                                                                       68,650         1,253
     Qualcomm, Inc.                                                                       22,915         1,672
   -----------------------------------------------------------------------------------------------------------
                                                                                                         2,925
   ===========================================================================================================
   COMPUTER SERVICES SOFTWARE & SYSTEMS (15.8%)
     Accenture Ltd., Class A                                                           (a)67,610         1,858
     Adobe Systems, Inc.                                                                  14,300           665
     Cisco Systems, Inc.                                                              (a)208,755         4,947
     Juniper Networks, Inc.                                                            (a)35,850           881
     Mercury Interactive Corp.                                                         (a)34,550         1,722
     Microsoft Corp.                                                                     289,266         8,261
     Novell, Inc.                                                                      (a)35,700           299
     Oracle Corp.                                                                      (a)84,945         1,013
     Paychex, Inc.                                                                        23,600           800
     Red Hat, Inc.                                                                     (a)23,950           550
     Symantec Corp.                                                                    (a)18,900           827
     Veritas Software Corp.                                                            (a)39,625         1,098
     Yahoo!, Inc.                                                                      (a)84,550      $  3,072
   -----------------------------------------------------------------------------------------------------------
                                                                                                        25,993
   ===========================================================================================================
   COMPUTER TECHNOLOGY (2.8%)
     Dell, Inc.                                                                        (a)65,060         2,330
     EMC Corp.                                                                        (a)137,408         1,567
     Network Appliance, Inc.                                                           (a)34,875           751
     Seagate Technology, Inc.                                                       (a)(b)27,600           @--
   -----------------------------------------------------------------------------------------------------------
                                                                                                         4,648
   ===========================================================================================================
   CONSUMER FINANCE (3.4%)
     American Express Co.                                                                 47,985         2,465
     MBNA Corp.                                                                          120,650         3,112
   -----------------------------------------------------------------------------------------------------------
                                                                                                         5,577
   ===========================================================================================================
   DIVERSIFIED FINANCIAL SERVICES (3.6%)
     Citigroup, Inc.                                                                     126,672         5,890
   -----------------------------------------------------------------------------------------------------------
   DRUGS & PHARMACEUTICALS (8.5%)
     Allergan, Inc.                                                                        5,550           497
     Bristol-Myers Squibb Co.                                                             30,925           758
     Eli Lilly & Co.                                                                       8,920           624
     Forest Laboratories, Inc.                                                         (a)17,400           985
     Gilead Sciences, Inc.                                                              (a)9,841           660
     Johnson & Johnson                                                                    42,875         2,388
     Pfizer, Inc.                                                                        188,472         6,461
     Teva Pharmaceutical Industries Ltd. ADR                                              24,195         1,628
   -----------------------------------------------------------------------------------------------------------
                                                                                                        14,001
   ===========================================================================================================
   ELECTRONICS: SEMICONDUCTORS/COMPONENTS (5.7%)
     Amphenol Corp., Class A                                                           (a)23,380           779
     Analog Devices, Inc.                                                                 49,725         2,341
     Intel Corp.                                                                         100,783         2,782
     Linear Technology Corp.                                                              49,565         1,956
     Marvell Technology Group Ltd.                                                     (a)14,770           394
     Texas Instruments, Inc.                                                              48,370         1,170
   -----------------------------------------------------------------------------------------------------------
                                                                                                         9,422
   ===========================================================================================================
   FINANCIAL MISCELLANEOUS (1.2%)
     Fannie Mae                                                                           28,075         2,003
   -----------------------------------------------------------------------------------------------------------
   FOOD & STAPLES RETAILING (1.1%)
     Wal-Mart Stores, Inc.                                                                33,045         1,743
   -----------------------------------------------------------------------------------------------------------
   HEALTHCARE EQUIPMENT & SERVICES (3.1%)
     Boston Scientific Corp.                                                           (a)51,325         2,197
     Guidant Corp.                                                                         6,325           353
     Medtronic, Inc.                                                                      31,973         1,558
     St. Jude Medical, Inc.                                                            (a)11,935           903
   -----------------------------------------------------------------------------------------------------------
                                                                                                         5,011
   ===========================================================================================================
   HEALTHCARE MISCELLANEOUS (0.6%)
     Caremark Rx, Inc.                                                                 (a)31,665         1,043
   -----------------------------------------------------------------------------------------------------------
   HEALTHCARE PROVIDERS & SERVICES (1.8%)
     Anthem, Inc.                                                                      (a)14,081         1,261
     UnitedHealth Group, Inc.                                                             26,125         1,626
   -----------------------------------------------------------------------------------------------------------
                                                                                                         2,887
   ===========================================================================================================
   HEALTHCARE SERVICES (0.3%)
     Dade Behring Holdings, Inc.                                                        (a)9,000           428
   -----------------------------------------------------------------------------------------------------------

   The accompanying notes are an integral part of the financial statements.    1

THE UNIVERSAL INSTITUTIONAL FUNDS, INC.

Semi-Annual Report - June 30, 2004 (unaudited)

   STATEMENT OF NET ASSETS (CONT'D)

   EQUITY GROWTH PORTFOLIO

                                                                                                         VALUE
                                                                                          SHARES         (000)
   -----------------------------------------------------------------------------------------------------------
   HOTEL/MOTEL (1.3%)
     Carnival Corp.                                                                       29,350      $  1,380
     Wynn Resorts Ltd.                                                                 (a)20,070           775
   -----------------------------------------------------------------------------------------------------------
                                                                                                         2,155
   ===========================================================================================================
   HOUSEHOLD PRODUCTS (2.3%)
     Kimberly-Clark Corp.                                                                 17,875         1,178
     Procter & Gamble Co.                                                                 47,686         2,596
   -----------------------------------------------------------------------------------------------------------
                                                                                                         3,774
   ===========================================================================================================
   INDUSTRIAL CONGLOMERATES (8.4%)
     3M Co.                                                                                9,230           831
     General Electric Co.                                                                303,133         9,821
     Tyco International Ltd.                                                              96,475         3,197
   -----------------------------------------------------------------------------------------------------------
                                                                                                        13,849
   ===========================================================================================================
   INSURANCE: MULTI-LINE (1.4%)
     American International Group, Inc.                                                   31,973         2,279
   -----------------------------------------------------------------------------------------------------------
   INTERNET & CATALOG RETAIL (2.7%)
     Amazon.com, Inc.                                                                  (a)21,900         1,192
     eBay, Inc.                                                                        (a)35,260         3,242
   -----------------------------------------------------------------------------------------------------------
                                                                                                         4,434
   ===========================================================================================================
   MACHINERY: OIL WELL EQUIPMENT & SERVICES (0.7%)
     Smith International, Inc.                                                         (a)21,055         1,174
   -----------------------------------------------------------------------------------------------------------
   MEDICAL & DENTAL INSTRUMENTS & SUPPLIES (0.3%)
     Inamed Corp.                                                                       (a)8,487           533
   -----------------------------------------------------------------------------------------------------------
   OIL & GAS (1.7%)
     Exxon Mobil Corp.                                                                    52,970         2,352
     Murphy Oil Corp.                                                                      6,290           464
   -----------------------------------------------------------------------------------------------------------
                                                                                                         2,816
   ===========================================================================================================
   RESTAURANTS (1.2%)
     Outback Steakhouse, Inc.                                                             22,750           941
     Yum! Brands, Inc.                                                                 (a)28,260         1,052
   -----------------------------------------------------------------------------------------------------------
                                                                                                         1,993
   ===========================================================================================================
   RETAIL (4.9%)
     Bed, Bath & Beyond, Inc.                                                           (a)6,330           243
     Chico's FAS, Inc.                                                                 (a)29,474         1,331
     Coach, Inc.                                                                       (a)18,135           820
     Kohl's Corp.                                                                      (a)22,100           934
     Lowe's Cos., Inc.                                                                    29,850         1,569
     Petsmart, Inc.                                                                       26,255           852
     Staples, Inc.                                                                        27,025           792
     Target Corp.                                                                         20,846           885
     TJX Cos., Inc.                                                                       29,020           701
   -----------------------------------------------------------------------------------------------------------
                                                                                                         8,127
   ===========================================================================================================
     TOTAL COMMON STOCKS (COST $146,798)                                                               155,147
   ===========================================================================================================

                                                                                            FACE
                                                                                          AMOUNT
                                                                                           (000)
   -----------------------------------------------------------------------------------------------------------
   SHORT-TERM INVESTMENT (2.8%)
   REPURCHASE AGREEMENT (2.8%)
     J.P. Morgan Securities, Inc., 1.25%,
     dated 6/30/04, due 7/1/04,
     repurchase price $4,584
     (COST $4,584)                                                               $      (c)4,584         4,584
   -----------------------------------------------------------------------------------------------------------
   TOTAL INVESTMENTS (97.2%) (COST $151,382)                                                           159,731
   ===========================================================================================================

                                                                                          AMOUNT        AMOUNT
                                                                                            (000)         (000)
   -----------------------------------------------------------------------------------------------------------
   OTHER ASSETS (5.4%)
     Cash                                                                        $             1
     Receivable for Portfolio Shares Sold                                                  7,446
     Receivable for Investments Sold                                                       1,236
     Dividends Receivable                                                                    138
     Other                                                                                     3      $  8,824
   -----------------------------------------------------------------------------------------------------------
   LIABILITIES (-2.6%)
     Payable for Investments Purchased                                                    (3,976)
     Investment Advisory Fees Payable                                                       (173)
     Payable for Portfolio Shares Redeemed                                                   (73)
     Administrative Fees Payable                                                             (36)
     Directors' Fees and Expenses Payable                                                     (2)
     Distribution Fees on Class II Shares                                                     (2)
     Custodian Fees Payable                                                                   (1)
     Other Liabilities                                                                       (55)       (4,318)
   -----------------------------------------------------------------------------------------------------------
   NET ASSETS (100%)                                                                                  $164,237
   ===========================================================================================================
   NET ASSETS CONSIST OF:
   Paid-in Capital                                                                                    $205,848
   Undistributed (Distributions in Excess of)
     Net Investment Income                                                                                 323
   Accumulated Net Realized Gain (Loss)                                                                (50,283)
   Unrealized Appreciation (Depreciation) on
     Investments                                                                                         8,349
   -----------------------------------------------------------------------------------------------------------
   NET ASSETS                                                                                         $164,237
   ===========================================================================================================
   CLASS I:

   NET ASSETS                                                                                         $152,372
   NET ASSET VALUE, OFFERING AND REDEMPTION
     PRICE PER SHARE

     Applicable to 11,616,520 outstanding $0.001 par value
       shares (authorized 500,000,000 shares)                                                         $  13.12
   ===========================================================================================================
   CLASS II:

   NET ASSETS                                                                                         $ 11,865
   NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE

     Applicable to 908,165 outstanding $0.001 par value
       shares (authorized 500,000,000 shares)                                                         $  13.06
   ===========================================================================================================

   (a) Non-income producing security.
   (b) Security was valued at fair value -- At June 30, 2004, the Portfolio held fair valued security valued at less than $500, representing less than 0.05% of net assets.
   (c) The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this statement of net assets. The investment in the repurchase agreement is through participation in a joint account with affiliated parties.
   @   Value is less than $500.
   ADR American Depositary Receipt

   2    The accompanying notes are an integral part of the financial statements.

                                  THE UNIVERSAL INSTITUTIONAL FUNDS, INC.

                                  Semi-Annual Report - June 30, 2004 (unaudited)

   EQUITY GROWTH PORTFOLIO

                                                                                           SIX MONTHS ENDED
   STATEMENT OF OPERATIONS                                                                    JUNE 30, 2004
                                                                                                      (000)
   --------------------------------------------------------------------------------------------------------
   INVESTMENT INCOME:
     Dividends                                                                                      $   609
     Interest                                                                                             9
   --------------------------------------------------------------------------------------------------------
       Total Investment Income                                                                          618
   --------------------------------------------------------------------------------------------------------
   EXPENSES:
     Investment Advisory Fees (Note B)                                                                  349
     Administrative Fees (Note C)                                                                       166
     Shareholder Reporting Fees                                                                          25
     Custodian Fees (Note E)                                                                             19
     Professional Fees                                                                                   18
     Distribution Fees on Class II Shares (Note D)                                                       17
     Directors' Fees and Expenses                                                                         1
     Interest Expense                                                                                     1
     Other                                                                                                5
   --------------------------------------------------------------------------------------------------------
       Total Expenses                                                                                   601
   --------------------------------------------------------------------------------------------------------
     Investment Advisory Fees Waived (Note B)                                                           (43)
     Distribution Fees on Class II Shares Waived (Note D)                                                (5)
   --------------------------------------------------------------------------------------------------------
       Net Expenses                                                                                     553
   --------------------------------------------------------------------------------------------------------
   NET INVESTMENT INCOME (LOSS)                                                                          65
   --------------------------------------------------------------------------------------------------------
   NET REALIZED GAIN (LOSS) ON:
     Investments Sold                                                                                 9,442
   --------------------------------------------------------------------------------------------------------
   CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON:
     Investments                                                                                     (5,533)
   --------------------------------------------------------------------------------------------------------
     NET REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)                    3,909
   --------------------------------------------------------------------------------------------------------
       NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                              $ 3,974
   ========================================================================================================

   The accompanying notes are an integral part of the financial statements.    3

THE UNIVERSAL INSTITUTIONAL FUNDS, INC.

Semi-Annual Report - June 30, 2004

   EQUITY GROWTH PORTFOLIO

                                                                                      SIX MONTHS ENDED
                                                                                         JUNE 30, 2004           YEAR ENDED
                                                                                           (UNAUDITED)    DECEMBER 31, 2003
   STATEMENT OF CHANGES IN NET ASSETS                                                            (000)                (000)
   ------------------------------------------------------------------------------------------------------------------------
   INCREASE (DECREASE) IN NET ASSETS
   OPERATIONS:
     Net Investment Income (Loss)                                                             $     65             $    265
     Net Realized Gain (Loss)                                                                    9,442                3,204
     Net Change in Unrealized Appreciation (Depreciation)                                       (5,533)              17,565
   ------------------------------------------------------------------------------------------------------------------------
       Net Increase (Decrease) in Net Assets Resulting from Operations                           3,974               21,034
   ------------------------------------------------------------------------------------------------------------------------
   CAPITAL SHARE TRANSACTIONS (1):
     Class I:
     Subscriptions                                                                              23,499               27,302
     Issued on Portfolio Merger+                                                                37,265                   --
     Redemptions                                                                               (14,873)             (29,580)
     Class II*:
     Subscriptions                                                                               5,505                7,279
     Redemptions                                                                                (1,268)                (329)
   ------------------------------------------------------------------------------------------------------------------------
       Net Increase (Decrease) in Net Assets Resulting
         from Capital Share Transactions                                                        50,128                4,672
   ------------------------------------------------------------------------------------------------------------------------
     Total Increase (Decrease) in Net Assets                                                    54,102               25,706
   NET ASSETS:
     Beginning of Period                                                                       110,135               84,429
   ------------------------------------------------------------------------------------------------------------------------
     End of Period (Including Undistributed (Distributions in Excess of)
       Net Investment Income of $323 and $258, respectively)                                  $164,237             $110,135
   ========================================================================================================================
   (1) CAPITAL SHARE TRANSACTIONS:
       Class I:
       Shares Subscribed                                                                         1,799                2,327
       Shares Issued on Portfolio Merger+                                                        2,943                   --
       Shares Redeemed                                                                          (1,158)              (2,547)
   ------------------------------------------------------------------------------------------------------------------------
       Net Increase (Decrease) in Class I Shares Outstanding                                     3,584                 (220)
   ========================================================================================================================
       Class II*:
       Shares Subscribed                                                                           424                  614
       Shares Redeemed                                                                            (101)                 (29)
   ------------------------------------------------------------------------------------------------------------------------
       Net Increase (Decrease) in Class II Shares Outstanding                                      323                  585
   ========================================================================================================================

   *   Class II shares initial offering was on May 5, 2003.
   + Effective April 30, 2004, LSA Equity Growth, LSA Capital Growth and LSA Blue Chip Funds merged into Equity Growth Portfolio.

   4    The accompanying notes are an integral part of the financial statements.

                                         THE UNIVERSAL INSTITUTIONAL FUNDS, INC.

                                         Semi-Annual Report - June 30, 2004

   FINANCIAL HIGHLIGHTS

   EQUITY GROWTH PORTFOLIO

                                                                                          CLASS I
                                               -------------------------------------------------------------------------------
                                               SIX MONTHS ENDED                    YEAR ENDED DECEMBER 31,
                                                  JUNE 30, 2004     ----------------------------------------------------------
   SELECTED PER SHARE DATA AND RATIOS               (UNAUDITED)         2003       2002        2001        2000        1999
   ---------------------------------------------------------------------------------------------------------------------------
   NET ASSET VALUE, BEGINNING OF PERIOD                $  12.78     $  10.23    $ 14.20    $  16.76    $  20.31     $ 15.10
   ---------------------------------------------------------------------------------------------------------------------------
   INCOME (LOSS) FROM INVESTMENT OPERATIONS
     Net Investment Income (Loss)                          0.01#        0.03#      0.02#      (0.00)+     (0.02)      (0.02)
     Net Realized and Unrealized Gain (Loss)               0.33         2.52      (3.97)      (2.54)      (2.28)       5.93
   ---------------------------------------------------------------------------------------------------------------------------
       Total from Investment Operations                    0.34         2.55      (3.95)      (2.54)      (2.30)       5.91
   ---------------------------------------------------------------------------------------------------------------------------
   DISTRIBUTIONS FROM AND/OR IN EXCESS OF:
     Net Investment Income                                   --           --      (0.02)         --          --       (0.02)
     Net Realized Gain                                       --           --         --       (0.02)      (1.25)      (0.68)
   ---------------------------------------------------------------------------------------------------------------------------
       Total Distributions                                   --           --      (0.02)      (0.02)      (1.25)      (0.70)
   ---------------------------------------------------------------------------------------------------------------------------
   NET ASSET VALUE, END OF PERIOD                      $  13.12     $  12.78    $ 10.23    $  14.20    $  16.76     $ 20.31
   ===========================================================================================================================
   TOTAL RETURN ^                                          2.66%++     24.93%@   (27.81)%    (15.17)%    (11.75)%     39.45%
   ===========================================================================================================================
   RATIOS AND SUPPLEMENTAL DATA:
   Net Assets, End of Period (000's)                   $152,372     $102,680    $84,429    $128,775    $174,430    $138,575
   Ratio of Expenses to Average Net Assets                 0.85%**      0.85%      0.85%       0.85%       0.85%       0.85%
   Ratio of Net Investment Income (Loss) to
       Average Net Assets                                  0.12%**      0.29%      0.18%      (0.01)%     (0.10)%     (0.11)%
   Portfolio Turnover Rate                                   78%++       132%       142%         96%         70%         87%
   ---------------------------------------------------------------------------------------------------------------------------
   Ratios Before Expenses Waived and/or
     Reimbursed by Adviser:
       Expenses to Average Net Assets                      0.92%**      0.94%      0.95%       0.91%       0.92%       1.11%
       Net Investment Income (Loss) to
         Average Net Assets                                0.05%**      0.20%      0.08%      (0.07)%     (0.17)%     (0.37)%
   ---------------------------------------------------------------------------------------------------------------------------

                                                                                                 CLASS II
                                                                             -------------------------------------------
                                                                                   SIX MONTHS             PERIOD FROM
                                                                                        ENDED         MAY 5, 2003* TO
                                                                                JUNE 30, 2004            DECEMBER 31,
   SELECTED PER SHARE DATA AND RATIOS                                             (UNAUDITED)                    2003
   ---------------------------------------------------------------------------------------------------------------------
   NET ASSET VALUE, BEGINNING OF PERIOD                                           $ 12.75                  $10.92
   ---------------------------------------------------------------------------------------------------------------------
   INCOME (LOSS) FROM INVESTMENT OPERATIONS
     Net Investment Income (Loss)                                                   (0.01)#                 (0.00)+#
     Net Realized and Unrealized Gain (Loss)                                         0.32                    1.83
   ---------------------------------------------------------------------------------------------------------------------
       Total from Investment Operations                                              0.31                    1.83
   ---------------------------------------------------------------------------------------------------------------------
   NET ASSET VALUE, END OF PERIOD                                                 $ 13.06                  $12.75
   =====================================================================================================================
   TOTAL RETURN ^                                                                    2.51%++                16.76%++@
   =====================================================================================================================
   RATIOS AND SUPPLEMENTAL DATA:
   Net Assets, End of Period (000's)                                              $11,865                  $7,455
   Ratio of Expenses to Average Net Assets                                           1.10%**                 1.10%**
   Ratio of Net Investment Income (Loss) to Average Net Assets                      (0.13)%**                0.04%**
   Portfolio Turnover Rate                                                             78%++                  132%++
   ---------------------------------------------------------------------------------------------------------------------
   Ratios Before Expenses Waived and/or
     Reimbursed by Adviser and/or Distributor:
       Expenses to Average Net Assets                                                1.27%**                 1.29%**
       Net Investment Income (Loss) to Average Net Assets                           (0.30)%**               (0.15)%**
   ---------------------------------------------------------------------------------------------------------------------

   *   Commenced offering
   **  Annualized
   #   Per share amount is based on average shares outstanding.
   +   Amount is less than $0.005 per share.
   ++  Not annualized
   ^ Performance shown does not reflect fees and expenses imposed by your insurance company's separate account. If performance information included the effect of these additional charges, the total return would be lower.
   @ The total return was positively impacted by approximately 0.26% due to the receipt of proceeds from the settlement of class action suits involving, primarily, one of the Portfolio's holdings. This was a one-time settlement, and as a result, the impact on the NAV and consequently the performance will not likely be repeated in the future. Had these settlements not occurred, the total return would be approximately 24.67% and 16.50%, for Class I and Class II, respectively.

   The accompanying notes are an integral part of the financial statements.    5

THE UNIVERSAL INSTITUTIONAL FUNDS, INC.

Semi-Annual Report - June 30, 2004 (unaudited)

   NOTES TO FINANCIAL STATEMENTS

   The Universal Institutional Funds, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund is comprised of sixteen separate active, diversified and non-diversified portfolios (individually referred to as a "Portfolio", collectively as the "Portfolios").

   The accompanying financial statements relate to the Equity Growth Portfolio. The Portfolio seeks long-term capital appreciation by investing primarily in growth-oriented equity securities of large capitalization U.S. and, to a limited extent, foreign companies that are listed on U.S. exchanges or traded in U.S. markets. The Portfolio offers two classes of shares -- Class I and Class II. Both classes of shares have identical voting rights (except that shareholders of a Class have exclusive voting rights regarding any matter relating solely to that Class of shares), dividend, liquidation and other rights.

   The Fund is intended to be the funding vehicle for variable annuity contracts and variable life insurance policies to be offered by the separate accounts of certain life insurance companies.

   On April 30, 2004, the net assets of the LSA Equity Growth, LSA Capital Growth and LSA Blue Chip Funds of the LSA Variable Series Trust were merged into the Equity Growth Portfolio's Class I shares, through a tax-free exchange. In exchange for $16,859,000, $7,530,000 and $12,876,000 in net assets received from LSA Equity Growth, LSA Capital Growth and LSA Blue Chip Funds, respectively, including $252,000, $101,000 and $763,000 in unrealized appreciation, respectively, 1,331,700, 594,763 and 1,017,033 Class I shares of the Equity Growth Portfolio were issued, respectively. Prior to the combination, the net assets of the Equity Growth Portfolio totaled $103,866,000. Immediately after the combination, the net assets of the Equity Growth Portfolio totaled $141,131,000.

   A. ACCOUNTING POLICIES: The following significant accounting policies are in conformity with accounting principles generally accepted in the United States. Such policies are consistently followed by the Fund in the preparation of the financial statements. Accounting principles generally accepted in the United States may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

   1. SECURITY VALUATION: Equity securities listed on a U.S. exchange are valued at the latest quoted sales price on the valuation date. Equity securities listed or traded on NASDAQ, for which market quotations are available, are valued at the NASDAQ Official Closing Price. Securities listed on a foreign exchange are valued at their closing price. Unlisted securities and listed securities not traded on the valuation date for which market quotations are readily available are valued at the mean between the current bid and asked prices obtained from reputable brokers. Debt securities purchased with remaining maturities of 60 days or less are valued at amortized cost, if it approximates market value.

       All other securities and investments for which market values are not readily available, including restricted securities, and those securities for which it is inappropriate to determine prices in accordance with the aforementioned procedures, are valued at fair value as determined in good faith under procedures adopted by the Board of Directors, although the actual calculations may be done by others. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

   2. REPURCHASE AGREEMENTS: The Portfolios of the Fund may enter into repurchase agreements under which the Portfolio lends excess cash and takes possession of securities with an agreement that the counterparty will repurchase such securities. In connection with transactions in repurchase agreements, a bank as custodian for the Fund takes possession of the underlying securities which are held as collateral, with a market value at least equal to the amount of the repurchase transaction, including principal and accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to determine the adequacy of the collateral. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into repurchase agreements.

   3. OTHER: Security transactions are accounted for on the date the securities are purchased or sold. Realized gains and losses on the sale of investment securities are determined on the specific identified cost basis. Dividend income is recorded on the ex-dividend date (except for certain foreign dividends that may be recorded as soon as the Fund is informed of such dividends), net of applicable withholding taxes where recovery of such taxes is not reasonably assured.

                                  THE UNIVERSAL INSTITUTIONAL FUNDS, INC.

                                  Semi-Annual Report - June 30, 2004 (unaudited)

   NOTES TO FINANCIAL STATEMENTS (CONT'D)

       Interest income is recognized on the accrual basis except where collection is in doubt. Discounts and premiums on securities purchased are amortized according to the effective yield method over their respective lives. Most expenses of the Fund can be directly attributed to a particular Portfolio. Expenses which cannot be directly attributed are apportioned among the Portfolios based upon relative net assets. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets.

   B. INVESTMENT ADVISORY FEES: Morgan Stanley Investment Management Inc. ("MS Investment Management"), a wholly-owned subsidiary of Morgan Stanley, provides the Portfolio with investment advisory services for a fee, paid quarterly, at the annual rate based on average daily net assets as follows:

                              FROM $500
        FIRST $500           MILLION TO         MORE THAN
           MILLION           $1 BILLION        $1 BILLION
        --------------------------------------------------
              0.55%                0.50%             0.45%

   MS Investment Management has agreed to reduce fees payable to it and to reimburse the Portfolio, if necessary, to the extent that the annual operating expenses expressed as a percentage of average daily net assets, exceed the maximum ratio of 0.85% for Class I shares and 1.10% for Class II shares.

   C. ADMINISTRATOR: MS Investment Management (the "Administrator") also provides the Portfolio with administrative services pursuant to an administrative agreement for a monthly fee which on an annual basis equals 0.25% of the average daily net assets of the Portfolio, plus reimbursement of out-of-pocket expenses. Under an agreement between the Administrator and J.P. Morgan Investor Services Co. ("JPMIS"), a corporate affiliate of JPMorgan Chase Bank, JPMIS provides certain administrative services to the Fund. For such services, the Administrator pays JPMIS a portion of the fee the Administrator receives from the Fund. An employee of JPMIS is an officer of the Fund.

   D. DISTRIBUTOR: Morgan Stanley & Co., Incorporated (the "Distributor"), a wholly-owned subsidiary of Morgan Stanley, serves as the distributor of the Fund and provides the Portfolio's Class II shareholders with distribution services pursuant to a Distribution Plan (the "Plan") in accordance with Rule 12b-1 under the Investment Company Act of 1940. Under the Plan, the Portfolio is authorized to pay the Distributor a distribution fee, which is accrued daily and paid monthly, at a rate of 0.35% of the Portfolio's average daily net assets attributable to Class II shares. The Distributor has voluntarily agreed to waive 0.10% of the 0.35% distribution fee that it may receive.

   E. CUSTODIAN: JPMorgan Chase Bank serves as custodian for the Fund in accordance with a custodian agreement. The Custodian holds cash, securities, and other assets of the Fund as required by the 1940 Act.

   F. CONTRACTUAL OBLIGATIONS: The Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

   G. FEDERAL INCOME TAXES: It is each Portfolio's intention to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for Federal income taxes is required in the financial statements. Distributions from the Portfolio are recorded on the ex-dividend date.

   Certain Portfolios may be subject to taxes imposed by countries in which they invest. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and net unrealized appreciation as these amounts are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

   The tax character of distributions paid may differ from the character of distributions shown on the Statement of Changes in Net Assets due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during 2003 and 2002 was as follows:

          2003 DISTRIBUTIONS           2002 DISTRIBUTIONS
              PAID FROM:                   PAID FROM:
       -----------------------    --------------------------
       ORDINARY      LONG-TERM    ORDINARY         LONG-TERM
         INCOME   CAPITAL GAIN      INCOME      CAPITAL GAIN
          (000)          (000)       (000)             (000)
       -----------------------------------------------------
            $--            $--        $169               $--

   The amount and character of income and capital gain distributions to be paid by the Portfolio are determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States. The book/tax differences are either considered temporary or permanent in nature.

   Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains and losses on certain investment transactions and the timing of the deductibility of certain expenses.

   Permanent book and tax basis differences may result in reclassifications among undistributed (distributions in excess of) net investment income (or accumulated net investment loss), accumulated net realized gain (loss) and paid-in capital.

THE UNIVERSAL INSTITUTIONAL FUNDS, INC.

Semi-Annual Report - June 30, 2004 (unaudited)

   NOTES TO FINANCIAL STATEMENTS (CONT'D)

   At December 31, 2003, the Portfolio had distributable earnings on a tax basis as follows:

   UNDISTRIBUTED       UNDISTRIBUTED
        ORDINARY           LONG-TERM
          INCOME        CAPITAL GAIN
           (000)               (000)
   -----------------------------------
            $268                $ --

   At June 30, 2004, cost and unrealized appreciation (depreciation) for U.S. Federal income tax purposes of the investments of the Portfolio were:

                                                              NET
                                                     APPRECIATION
        COST   APPRECIATION      DEPRECIATION      (DEPRECIATION)
       (000)          (000)             (000)               (000)
   --------------------------------------------------------------
    $151,382       $ 10,689          $(2,340)              $8,349

   At December 31, 2003, the Portfolio had available capital loss carryforwards to offset future net capital gains, to the extent provided by regulations, of approximately $55,418,000, of which, $21,409,000 will expire on December 31, 2009, $27,091,000 will expire on December 31, 2010 and $6,918,000 will expire on December 31, 2011.

   To the extent that capital loss carryforwards are used to offset any future net capital gains realized during the carryforward period as provided by U.S. tax regulations, no capital gains tax liability will be incurred by the Portfolio for gains realized and not distributed. To the extent that capital gains are so offset, such gains will not be distributed to shareholders.

   H. OTHER: For the six months ended June 30, 2004, purchases and sales of investment securities for the Portfolio, other than long-term U.S. Government securities and short-term investments, were approximately $142,075,000 and $100,751,000, respectively. There were no purchases and sales of long-term U.S. Government securities for the six months ended June 30, 2004.

   At June 30, 2004, the Portfolio had otherwise unaffiliated record owners of 10% or greater. Investment activities of these shareholders could have a material impact on the Portfolio. The aggregate percentage of such owners was 65.9% and 92.9%, for Class I and Class II shares, respectively.

                                  THE UNIVERSAL INSTITUTIONAL FUNDS, INC.

                                  Semi-Annual Report - June 30, 2004 (unaudited)

   DIRECTOR AND OFFICER INFORMATION

   DIRECTORS                                                      OFFICERS
   Michael Bozic                                                  Charles A. Fiumefreddo
                                                                  CHAIRMAN OF THE BOARD
   Charles A. Fiumefreddo
                                                                  Mitchell M. Merin
   Edwin J. Garn                                                  PRESIDENT

   Wayne E. Hedien                                                Ronald E. Robison
                                                                  EXECUTIVE VICE PRESIDENT AND PRINCIPAL EXECUTIVE OFFICER
   James F. Higgins
                                                                  Amy R. Doberman
   Dr. Manuel H. Johnson                                          VICE PRESIDENT

   Joseph J. Kearns                                               Barry Fink
                                                                  VICE PRESIDENT
   Michael Nugent
                                                                  Joseph J. McAlinden
   Fergus Reid                                                    VICE PRESIDENT

   INVESTMENT ADVISER AND ADMINISTRATOR                           Stefanie V. Chang
   Morgan Stanley Investment Management Inc.*                     VICE PRESIDENT
   1221 Avenue of the Americas
   New York, New York 10020                                       James W. Garrett
                                                                  TREASURER AND CHIEF FINANCIAL OFFICER
   DISTRIBUTOR
   Morgan Stanley & Co. Incorporated                              Michael J. Leary
   1221 Avenue of the Americas                                    ASSISTANT TREASURER
   New York, New York 10020
                                                                  Mary E. Mullin
   CUSTODIAN                                                      SECRETARY
   JPMorgan Chase Bank
   270 Park Avenue                                                LEGAL COUNSEL
   New York, New York 10017                                       Clifford Chance US LLP
                                                                  31 West 52nd Street
                                                                  New York, New York 10019

                                                                  INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
                                                                  Ernst & Young LLP
                                                                  200 Clarendon Street
                                                                  Boston, Massachusetts 02116-5072

   *Doing business in certain instances as Miller Anderson, Van Kampen or Morgan Stanley Asset Management.

   This report is authorized for distribution only when preceded or accompanied by the prospectus of The Universal Institutional Funds, Inc. which describes in detail each Investment Portfolio's investment policies, risks, fees and expenses. Please read the prospectus carefully before you invest or send money. For additional information, including information regarding the investments comprising the Portfolio, please visit our website at www.morganstanley.com/im.

   PROXY VOTING POLICIES AND PROCEDURES AND PROXY VOTING RECORD

   A copy of (1) the Fund's policies and procedures with respect to the voting of proxies relating to the Fund's portfolio securities; and (2) how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge, upon request, by calling 1 (800) 281-2715 or by visiting our website at www.morganstanley.com/im. This information is also available on the Securities and Exchange Commission's website at http://www.sec.gov.

                                  THE UNIVERSAL INSTITUTIONAL FUNDS, INC.

[MORGAN STANLEY LOGO]             SEMI-ANNUAL REPORT - JUNE 30, 2004

HIGH YIELD PORTFOLIO

                                  THE UNIVERSAL INSTITUTIONAL FUNDS, INC.

                                  Semi-Annual Report - June 30, 2004 (unaudited)

   STATEMENT OF NET ASSETS

   HIGH YIELD PORTFOLIO

                                                                        FACE
                                                                      AMOUNT        VALUE
                                                                       (000)        (000)
   --------------------------------------------------------------------------------------
   FIXED INCOME SECURITIES (94.8%)
   AEROSPACE (0.3%)
     Dunlop Standard Aerospace Holdings plc
       11.875%, 5/15/09                                        $      (a)151   $      161
   --------------------------------------------------------------------------------------
   BROADCASTING (1.6%)
     Granite Broadcasting Corp.
       9.75%, 12/1/10                                                 (a)130          122
     Interep National Radio Sales, Inc.
       10.00%, 7/1/08                                                    300          250
     TV Azteca S.A. de C.V
       10.50%, 2/15/07                                                   595          610
   --------------------------------------------------------------------------------------
                                                                                      982
   ======================================================================================
   CABLE (6.3%)
     Avalon Cable LLC
       11.875%, 12/1/08                                                (c)76           81
     Cablecom Luxembourg SCA
       9.375%, 4/15/14                                       EUR      (a)465          557
     Cablevision Systems Corp.
       5.67%, 4/1/09                                           $   (a)(b)115          118
     Charter Communications Holdings LLC/Capital Corp.
       0.00%, 1/15/11 - 5/15/11                                       (c)243          176
       9.625%, 11/15/09                                                  110           90
       10.25%, 1/15/10                                                   269          223
       10.75%, 10/1/09                                                   185          156
     CSC Holdings, Inc.
       8.125%, 7/15/09                                                   125          131
       10.50%, 5/15/16                                                    60           68
     DirecTV Holdings LLC
       8.375%, 3/15/13                                                   320          356
     Echostar DBS Corp.
       6.375%, 10/1/11                                                   470          465
     Kabel Deutschland GmbH
       10.625%, 7/1/14                                                (a)355          367
     Pegasus Communications Corp.
       9.75%, 12/1/06                                                  (d)37           18
       12.50%, 8/1/07                                                 (d)132           65
     Pegasus Satellite Communications, Inc.
       12.375%, 8/1/06                                                 (d)25           12
     Renaissance Media Group LLC
       10.00%, 4/15/08                                                (c)150          155
     Satelites Mexicanos S.A. de CV
       10.125%, 11/1/04                                               (d)525          223
     Telenet Communications N.V
       9.00%, 12/15/13                                       EUR      (a)205          251
     Telenet Group Holding N.V.
       0.00%, 6/15/14                                          $   (a)(c)580          371
   --------------------------------------------------------------------------------------
                                                                                    3,883
   ======================================================================================
   CHEMICALS (6.6%)
     Avecia Group plc
       11.00%, 7/1/09                                                    195          149
     Cognis Deutschland GmbH & Co. KG
       6.897%, 11/15/13                                      EUR   (a)(b)335          404
     Equistar Chemicals LP/Equistar Funding Corp.
       10.125%, 9/1/08                                         $         270   $      297
       10.625%, 5/1/11                                                   135          151
     FMC Corp.
       10.25%, 11/1/09                                                   128          147
     Huntsman Advanced Materials LLC
       11.00%, 7/15/10                                                (a)125          142
     Huntsman International LLC
       10.125%, 7/1/09                                       EUR         105          128
       10.125%, 7/1/09                                         $         358          367
     ISP Holdings, Inc.
       10.625%, 12/15/09                                                 452          499
     Koppers, Inc.
       9.875%, 10/15/13                                                   95          104
     Millennium America, Inc.
       7.00%, 11/15/06                                                    90           93
       9.25%, 6/15/08                                                    322          348
     Nalco Co.
       7.75%, 11/15/11                                                (a)360          379
       8.875%, 11/15/13                                               (a)210          221
     Rhodia S.A
       8.875%, 6/1/11                                                 (a)315          268
     Rockwood Specialties Group, Inc.
       10.625%, 5/15/11                                                  210          225
     Westlake Chemical Corp.
       8.75%, 7/15/11                                                    145          158
   --------------------------------------------------------------------------------------
                                                                                    4,080
   ======================================================================================
   CONSUMER PRODUCTS (2.5%)
     Amscan Holdings, Inc.
       8.75%, 5/1/14                                                  (a)205          202
     Leiner Health Products, Inc.
       11.00%, 6/1/12                                                 (a)190          197
     Oxford Industries, Inc.
       8.875%, 6/1/11                                                 (a)130          138
     Prestige Brands, Inc.
       9.25%, 4/15/12                                                 (a)290          280
     Rayovac Corp.
       8.50%, 10/1/13                                                    205          216
     Safilo Capital International S.A
       9.625%, 5/15/13                                       EUR      (a)355          409
     Tempur-Pedic, Inc./Tempur Production USA, Inc.
       10.25%, 8/15/10                                         $         118          134
   --------------------------------------------------------------------------------------
                                                                                    1,576
   ======================================================================================
   DIVERSIFIED MEDIA (7.6%)
     Advanstar Communications, Inc.
       8.75%, 8/15/08                                                 (b)462          486
       10.75%, 8/15/10                                                   230          256
     Cinemark, Inc.
       0.00%, 3/15/14                                              (a)(c)460          302
     Dex Media, Inc.
       0.00%, 11/15/13                                             (a)(c)435          283
     Dex Media East LLC/Dex Media East Finance Co.
       12.125%, 11/15/12                                                 225          264
     Dex Media West LLC/Dex Media Finance Co.
       9.875%, 8/15/13                                                   225          248

    The accompanying notes are an integral part of the financial statements.   1

THE UNIVERSAL INSTITUTIONAL FUNDS, INC.

Semi-Annual Report - June 30, 2004 (unaudited)

   STATEMENT OF NET ASSETS (CONT'D)

   HIGH YIELD PORTFOLIO

                                                                        FACE
                                                                      AMOUNT        VALUE
                                                                       (000)        (000)
   --------------------------------------------------------------------------------------
   DIVERSIFIED MEDIA (CONT'D)
     Hollinger Participation Trust, PIK
       12.125%, 11/15/10                                       $      (a)411   $      481
     Lighthouse International Co.
       8.00%, 4/30/14                                        EUR      (a)250          296
     Muzak LLC/Muzak Finance Corp.
       9.875%, 3/15/09                                         $         278          216
       10.00%, 2/15/09                                                   205          181
     Nebraska Book Co., Inc.
       8.625%, 3/15/12                                                   300          295
     Nevada Power Co.
       9.00%, 8/15/13                                                    490          535
     PEI Holdings, Inc.
       11.00%, 3/15/10                                                    97          113
     Primedia, Inc.
       8.875%, 5/15/11                                                   340          338
     Vivendi Universal S.A
       6.25%, 7/15/08                                                    125          133
       9.25%, 4/15/10                                                 (a)240          284
   --------------------------------------------------------------------------------------
                                                                                    4,711
   ======================================================================================
   ENERGY (7.7%)
     BRL Universal Equipment 2001 A LP
       8.875%, 2/15/08                                                   365          393
     Chesapeake Energy Corp.
       7.50%, 9/15/13                                                    525          549
     Citgo Petroleum Corp.
       11.375%, 2/1/11                                                   135          157
     El Paso Production Holding Co.
       7.75%, 6/1/13                                                     430          397
     GulfTerra Energy Partners LP
       6.25%, 6/1/10                                                     150          152
       8.50%, 6/1/10                                                      58           63
     GulfTerra Energy Partners LP/GulfTerra
       Energy Finance Corp.
       10.625%, 12/1/12                                                  216          259
     Hanover Compressor Co.
       8.625%, 12/15/10                                                   85           88
       9.00%, 6/1/14                                                     150          156
     Hanover Equipment Trust
       8.50%, 9/1/08                                                     205          218
       8.75%, 9/1/11                                                     145          156
     Hilcorp Energy I LP/Hilcorp Finance Co.
       10.50%, 9/1/10                                                 (a)380          413
     Husky Oil Ltd.
       8.90%, 8/15/28                                                 (b)325          368
     Magnum Hunter Resources, Inc.
       9.60%, 3/15/12                                                    157          174
     MSW Energy Holdings LLC/MSW Energy Finance Co., Inc.
       7.375%, 9/1/10                                                 (a)270          270
       8.50%, 9/1/10                                                      55           59
     Plains Exploration & Production Co.
       7.125%, 6/15/14                                                (a)140          143
     Tesoro Petroleum Corp.
       9.00%, 7/1/08                                                     140          145
       9.625%, 4/1/12                                                    160          181
     Vintage Petroleum, Inc.
       7.875%, 5/15/11                                         $         440   $      453
   --------------------------------------------------------------------------------------
                                                                                    4,794
   ======================================================================================
   FINANCIAL (0.2%)
     iStar Financial, Inc.
       8.75%, 8/15/08                                                    123          137
   --------------------------------------------------------------------------------------
   FOOD AND DRUG (1.7%)
     CA FM Lease Trust
       8.50%, 7/15/17                                                 (a)243          269
     Delhaize America, Inc.
       8.125%, 4/15/11                                                   435          477
     Rite Aid Corp.
       7.125%, 1/15/07                                                   230          236
       8.125%, 5/1/10                                                     85           90
   --------------------------------------------------------------------------------------
                                                                                    1,072
   ======================================================================================
   FOOD/TOBACCO (2.3%)
     Michael Foods, Inc.
       8.00%, 11/15/13                                                   230          239
     Pilgrim's Pride Corp.
       9.625%, 9/15/11                                                   495          549
     Smithfield Foods, Inc.
       7.625%, 2/15/08                                                   500          528
       8.00%, 10/15/09                                                    75           81
   --------------------------------------------------------------------------------------
                                                                                    1,397
   ======================================================================================
   FOREST PRODUCTS (6.6%)
     Abitibi-Consolidated, Inc.
       6.00%, 6/20/13                                                    330          294
       8.55%, 8/1/10                                                     155          164
     Georgia Pacific Corp.
       8.875%, 2/1/10                                                    300          341
     Graphic Packaging International Corp.
       9.50%, 8/15/13                                                    420          458
     JSG Funding plc
       9.625%, 10/1/12                                                    35           38
       10.125%, 10/1/12                                      EUR         312          415
     Norampac, Inc.
       6.75%, 6/1/13                                           $         150          148
     Owens-Illinois, Inc.
       7.35%, 5/15/08                                                    495          496
       7.50%, 5/15/10                                                    435          428
     Pliant Corp.
       13.00%, 6/1/10                                                    406          365
     Tekni-Plex, Inc.
       8.75%, 11/15/13                                                (a)130          125
       12.75%, 6/15/10                                                   274          265
     Tembec Industries, Inc.
       7.75%, 3/15/12                                                    255          247
       8.50%, 2/1/11                                                     315          320
   --------------------------------------------------------------------------------------
                                                                                    4,104
   ======================================================================================
   GAMING/LEISURE (6.9%)
     Ceasars Entertainment Corp.
       7.00%, 4/15/13                                                    150          152
       7.875%, 12/15/05                                                  115          121
       9.375%, 2/15/07                                                   230          250

2   The accompanying notes are an integral part of the financial statements.

                                  THE UNIVERSAL INSTITUTIONAL FUNDS, INC.

                                  Semi-Annual Report - June 30, 2004 (unaudited)

   STATEMENT OF NET ASSETS (CONT'D)

   HIGH YIELD PORTFOLIO

                                                                        FACE
                                                                      AMOUNT        VALUE
                                                                       (000)        (000)
   --------------------------------------------------------------------------------------
   GAMING/LEISURE (CONT'D)
     Global Cash Access LLC/Global Cash Finance Corp.
       8.75%, 3/15/12                                          $      (a)180   $      188
     Harrah's Operating Co., Inc.
       7.875%, 12/15/05                                                  370          392
     Hilton Hotels Corp.
       7.625%, 12/1/12                                                   325          351
       7.95%, 4/15/07                                                    243          264
     HMH Properties, Inc. REIT
       7.875%, 8/1/08                                                     10           10
     Horseshoe Gaming Holding Corp.
       8.625%, 5/15/09                                                   395          414
     Host Marriott LP REIT
       7.125%, 11/1/13                                                   410          404
     K2, Inc.
       7.375%, 7/1/14                                                  (a)55           56
     MGM Mirage
       6.00%, 10/1/09                                                    520          512
     Starwood Hotels & Resorts Worldwide, Inc.
       7.375%, 5/1/07                                                     85           90
       7.875%, 5/1/12                                                    307          331
     Station Casinos, Inc.
       6.50%, 2/1/14                                                     510          493
     Venetian Casino Resort LLC
       11.00%, 6/15/10                                                   192          223
   --------------------------------------------------------------------------------------
                                                                                    4,251
   ======================================================================================
   HEALTHCARE (5.2%)
     AmerisourceBergen Corp.
       8.125%, 9/1/08                                                    423          458
     Fisher Scientific International
       8.125%, 5/1/12                                                    296          318
     Fresenius Medical Care Capital Trust II
       7.875%, 2/1/08                                                    450          476
     HCA, Inc.
       6.30%, 10/1/12                                                    135          135
       7.19%, 11/15/15                                                    65           68
       7.58%, 9/15/25                                                     35           34
       7.69%, 6/15/25                                                     90           90
       8.75%, 9/1/10                                                     271          310
     MedCath Holdings Corp.
       9.875%, 7/15/12                                                (a)180          183
     National Nephrology Associates, Inc.
       9.00%, 11/1/11                                                  (a)55           63
     Team Health, Inc.
       9.00%, 4/1/12                                                  (a)285          275
     Tenet Healthcare Corp.
       6.50%, 6/1/12                                                     218          191
       7.375%, 2/1/13                                                    145          132
       9.875%, 7/1/14                                                 (a)140          143
     VWR International, Inc.
       6.875%, 4/15/12                                                (a)150          151
       8.00%, 4/15/14                                                 (a)180          186
   --------------------------------------------------------------------------------------
                                                                                    3,213
   ======================================================================================
   HOUSING (5.4%)
     Associated Materials, Inc.
       0.00%, 3/1/14                                           $   (a)(c)760   $      513
     CB Richard Ellis Services, Inc.
       9.75%, 5/15/10                                                     39           43
       11.25%, 6/15/11                                                   450          516
     Interface, Inc.
       7.30%, 4/1/08                                                      75           75
       9.50%, 2/1/14                                                  (a)350          350
       10.375%, 2/1/10                                                    95          106
     LNR Property Corp.
       7.625%, 7/15/13                                                   305          305
     Nortek Holdings, Inc.
       0.00%, 5/15/11                                              (a)(c)685          551
     Schuler Homes, Inc.
       9.375%, 7/15/09                                                   170          187
     Technical Olympic USA, Inc.
       9.00%, 7/1/10                                                     341          351
       10.375%, 7/1/12                                                   220          231
     WII Components, Inc.
       10.00%, 2/15/12                                                (a)145          143
   --------------------------------------------------------------------------------------
                                                                                    3,371
   ======================================================================================
   INFORMATION TECHNOLOGY (2.1%)
     Iron Mountain, Inc.
       7.75%, 1/15/15                                                    186          186
       8.625%, 4/1/13                                                    295          314
     Nortel Networks Ltd.
       6.125%, 2/15/06                                                   325          328
     Rhythms NetConnections, Inc.
       13.50%, 5/15/08                                             (d)(e)844          @--
       14.00%, 2/15/10                                             (d)(e)481          @--
     Xerox Corp.
       7.125%, 6/15/10                                                   430          441
   --------------------------------------------------------------------------------------
                                                                                    1,269
   ======================================================================================
   MANUFACTURING (3.7%)
     ABB International Finance Ltd.
       11.00%, 1/15/08                                       EUR         175          249
     Brand Services, Inc.
       12.00%, 10/15/12                                        $         122          140
     Flowserve Corp.
       12.25%, 8/15/10                                                   230          262
     Johnsondiversey, Inc.
       9.625%, 5/15/12                                       EUR         112          148
       9.625%, 5/15/12                                         $         244          267
     Manitowoc Co., Inc. (The)
       10.375%, 5/15/11                                      EUR         304          413
       10.50%, 8/1/12                                          $          75           86
     NMHG Holding Co.
       10.00%, 5/15/09                                                   372          411
     Trimas Corp.
       9.875%, 6/15/12                                                   276          294
   --------------------------------------------------------------------------------------
                                                                                    2,270
   ======================================================================================

    The accompanying notes are an integral part of the financial statements.   3

THE UNIVERSAL INSTITUTIONAL FUNDS, INC.

Semi-Annual Report - June 30, 2004 (unaudited)

   STATEMENT OF NET ASSETS (CONT'D)

   HIGH YIELD PORTFOLIO

                                                                        FACE
                                                                      AMOUNT        VALUE
                                                                       (000)        (000)
   --------------------------------------------------------------------------------------
   METALS (1.6%)
     General Cable Corp.
       9.50%, 11/15/10                                         $         145   $      157
     Glencore Nickel Property Ltd.
       9.00%, 12/1/14                                                 (e)110          @--
     Murrin Murrin Holding Ltd.
       9.375%, 8/31/07                                                (e)730          @--
     Republic Technologies International LLC/RTI Capital
       Corp.
       13.75%, 7/15/09                                             (d)(e)315          @--
     SGL Carbon Luxembourg S.A.
       8.50%, 2/1/12                                         EUR      (a)165          196
     Ucar Finance, Inc.
       10.25%, 2/15/12                                         $         277          310
     United States Steel Corp.
       9.75%, 5/15/10                                                    315          350
   --------------------------------------------------------------------------------------
                                                                                    1,013
   ======================================================================================
   RETAIL (1.4%)
     General Nutrition Centers, Inc.
       8.50%, 12/1/10                                                 (a)200          209
     J.C. Penney Co., Inc.
       6.875%, 10/15/15                                                  @--          @--
       7.95%, 4/1/17                                                     155          173
       9.00%, 8/1/12                                                     161          191
     Petro Stopping Centers LP/Petro Financial Corp.
       9.00%, 2/15/12                                                 (a)305          304
   --------------------------------------------------------------------------------------
                                                                                      877
   ======================================================================================
   SERVICE (5.3%)
     Allied Waste North America
       7.875%, 4/15/13                                                   285          299
       8.875%, 4/1/08                                                    445          489
     Buhrmann US, Inc.
       8.25%, 7/1/14                                                  (a)370          371
       12.25%, 11/1/09                                                   300          330
     Encompass Services Corp.
       10.50%, 5/1/09                                              (d)(e)165          @--
     United Rentals North America, Inc.
       6.50%, 2/15/12                                                    285          271
       7.75%, 11/15/13                                                   355          337
     Waste Management, Inc.
       7.125%, 10/1/07 - 12/15/17                                      1,055        1,156
       7.65%, 3/15/11                                                      5            6
   --------------------------------------------------------------------------------------
                                                                                    3,259
   ======================================================================================
   TELECOMMUNICATIONS (3.6%)
     AXtel S.A.
       11.00%, 12/15/13                                               (a)420          400
     Esprit Telecom Group
       11.00%, 6/15/08                                       DEM   (d)(e)307          @--
     Exodus Communications, Inc.
       11.625%, 7/15/10                                        $   (d)(e)442          @--
     Knology, Inc., PIK
       12.00%, 11/30/09                                               (a)335          316
     Primus Telecommunications GP
       8.00%, 1/15/14                                                 (a)595          527
     Qwest Communications International
       4.75%, 2/15/09                                          $   (a)(b)325   $      306
     Qwest Corp.
       5.625%, 11/15/08                                                  100           98
       6.625%, 9/15/05                                                   195          200
     Qwest Services Corp.
       13.00%, 12/15/07                                               (a)325          372
   --------------------------------------------------------------------------------------
                                                                                    2,219
   ======================================================================================
   TRANSPORTATION (4.4%)
     Amsted Industries, Inc.
       10.25%, 10/15/11                                               (a)270          294
     Autonation, Inc.
       9.00%, 8/1/08                                                     281          318
     CHC Helicopter Corp.
       7.375%, 5/1/14                                                 (a)385          380
     Laidlaw International, Inc.
       10.75%, 6/15/11                                                   380          417
     Sonic Automotive, Inc.
       8.625%, 8/15/13                                                   375          393
     Tenneco Automotive, Inc.
       11.625%, 10/15/09                                                 445          481
     TRW Automotive, Inc.
       9.375%, 2/15/13                                                   402          455
   --------------------------------------------------------------------------------------
                                                                                    2,738
   ======================================================================================
   UTILITIES (7.8%)
     AES Corp.
       7.75%, 3/1/14                                                     240          232
       8.875%, 2/15/11                                                    30           31
       9.00%, 5/15/15                                                 (a)285          307
       9.375%, 9/15/10                                                    40           43
     Allegheny Energy, Inc.
       7.75%, 8/1/05                                                     185          192
     Calpine Corp.
       8.50%, 7/15/10                                                 (a)480          400
     CMS Energy Corp.
       7.50%, 1/15/09                                                    105          105
       8.50%, 4/15/11                                                    360          369
     Dynegy Holdings, Inc.
       6.875%, 4/1/11                                                    320          277
       9.875%, 7/15/10                                                (a)280          302
     Ipalco Enterprises, Inc.
       8.625%, 11/14/11                                                   85           93
     Monongahela Power Co.
       5.00%, 10/1/06                                                    265          272
     Northwest Pipeline Corp.
       8.125%, 3/1/10                                                     55           59
     Ormat Funding Corp.
       8.25%, 12/30/20                                                (a)554          527
     Pacific Energy Partners LP/Pacific Energy Finance Corp.
       7.125%, 6/15/14                                                (a)270          275
     PG&E Corp.
       6.875%, 7/15/08                                                (a)140          147
     PSEG Energy Holdings LLC
       7.75%, 4/16/07                                                     75           79

4   The accompanying notes are an integral part of the financial statements.

                                  THE UNIVERSAL INSTITUTIONAL FUNDS, INC.

                                  Semi-Annual Report - June 30, 2004 (unaudited)

   STATEMENT OF NET ASSETS (CONT'D)

   HIGH YIELD PORTFOLIO

                                                                        FACE
                                                                      AMOUNT        VALUE
                                                                       (000)        (000)
   --------------------------------------------------------------------------------------
   UTILITIES (CONT'D)
       8.625%, 2/15/08                                         $         233   $      251
     Southern Natural Gas Co.
       8.875%, 3/15/10                                                   110          121
     TNP Enterprises, Inc.
       10.25%, 4/1/10                                                    100          104
     Transcontinental Gas Pipe Line Corp.
       8.875%, 7/15/12                                                    90          102
     Williams Cos., Inc.
       7.875%, 9/1/21                                                    590          571
   --------------------------------------------------------------------------------------
                                                                                    4,859
   ======================================================================================
   WIRELESS COMMUNICATIONS (4.0%)
     American Tower Corp.
       7.50%, 5/1/12                                                  (a)210          204
       9.375%, 2/1/09                                                    320          343
     Centennial Communications Corp.
       8.125%, 2/1/14                                                 (a)410          382
     MetroPCS, Inc.
       10.75%, 10/1/11                                                   330          360
     Rural Cellular Corp.
       6.02%, 3/15/10                                              (a)(b)190          197
     SBA Communications Corp.
       10.25%, 2/1/09                                                    601          619
     UbiquiTel Operating Co.
       0.00%, 4/15/10                                                 (c)105          104
     US Unwired, Inc.
       10.00%, 6/15/12                                                (a)290          294
   --------------------------------------------------------------------------------------
                                                                                    2,503
   ======================================================================================
     TOTAL FIXED INCOME SECURITIES (COST $58,391)                                  58,739
   ======================================================================================

                                                                      SHARES
   --------------------------------------------------------------------------------------
   COMMON STOCKS (0.0%)
   BROADCASTING (0.0%)
     Paxson Communications Corp.                                   (f)31,828            3
     Paxson Communications Corp.                                (a)(f)71,289            6
   --------------------------------------------------------------------------------------
                                                                                        9
   ======================================================================================
   TELECOMMUNICATIONS (0.0%)
     Viatel Holding Bermuda Ltd.                                         329            1
   --------------------------------------------------------------------------------------
     TOTAL COMMON STOCKS (COST $574)                                                   10
   ======================================================================================
   PREFERRED STOCKS (1.4%)
   BROADCASTING (0.6%)
     Paxson Communications Corp., PIK, 9.75%                            (a)6           43
     Paxson Communications Corp., PIK, 14.25%                             39          345
   --------------------------------------------------------------------------------------
                                                                                      388
   ======================================================================================
   UTILITIES (0.8%)
     TNP Enterprises, Inc., PIK, 14.50%                                  431          483
   --------------------------------------------------------------------------------------
     TOTAL PREFERRED STOCKS (COST $434)                                               871
   ======================================================================================

                                                                      NO. OF
                                                                    WARRANTS
   --------------------------------------------------------------------------------------
   WARRANTS (0.0%)
   METALS (0.0%)
     Republic Technologies International LLC,
       expiring 7/15/09                                       (a)(e)(f)3,150          @--
   --------------------------------------------------------------------------------------

                                                                      NO. OF        VALUE
                                                                    WARRANTS        (000)
   --------------------------------------------------------------------------------------
   UTILITIES (0.0%)
     SW Acquisition LP, expiring 4/1/11                            (a)(f)570   $        7
   --------------------------------------------------------------------------------------
     TOTAL WARRANTS (COST $3)                                                           7
   ======================================================================================

                                                                        FACE
                                                                      AMOUNT
                                                                       (000)
   --------------------------------------------------------------------------------------
   SHORT-TERM INVESTMENTS (3.9%)
   REPURCHASE AGREEMENT (3.7%)
     J.P. Morgan Securities, Inc., 1.25%,
       dated 6/30/04, due 7/1/04,
       repurchase price $2,328                                 $    (g)2,328        2,328
   --------------------------------------------------------------------------------------
   U.S. TREASURY SECURITIES (0.2%)
     U.S. Treasury Bills
       1.06%, 7/15/04                                                 (h)100          100
   --------------------------------------------------------------------------------------
     TOTAL SHORT-TERM INVESTMENTS (COST $2,428)                                     2,428
   ======================================================================================
   TOTAL INVESTMENTS (100.1%) (COST $61,830)                                       62,055
   ======================================================================================

                                                                      AMOUNT
                                                                       (000)
   --------------------------------------------------------------------------------------
   OTHER ASSETS (2.9%)
     Cash                                                      $          31
     Interest Receivable                                               1,145
     Receivable for Investments Sold                                     594
     Receivable for Portfolio Shares Sold                                 15
     Other                                                                 1        1,786
   --------------------------------------------------------------------------------------
   LIABILITIES (-3.0%)
     Payable for Investments Purchased                                (1,555)
     Net Unrealized Depreciation on
       Foreign Currency Exchange Contracts                               (85)
     Investment Advisory Fees Payable                                    (54)
     Payable for Portfolio Shares Redeemed                               (53)
     Administrative Fees Payable                                         (16)
     Due to Broker                                                        (4)
     Custodian Fees Payable                                               (1)
     Directors' Fees and Expenses Payable                                 (1)
     Other Liabilities                                                   (71)      (1,840)
   --------------------------------------------------------------------------------------
   NET ASSETS (100%)                                                           $   62,001
   ======================================================================================
   NET ASSETS CONSIST OF:
     Paid-in Capital                                                           $   81,149
     Undistributed (Distributions in Excess of)
       Net Investment Income                                                        5,714
     Accumulated Net Realized Gain (Loss)                                         (24,997)
     Unrealized Appreciation (Depreciation) on:
       Investments                                                                    225
       Foreign Currency Exchange Contracts and Translations                           (85)
       Futures Contracts                                                               (5)
   --------------------------------------------------------------------------------------
   NET ASSETS                                                                  $   62,001
   ======================================================================================
   NET ASSET VALUE, OFFERING AND REDEMPTION
     PRICE PER SHARE
     Applicable to 8,655,391 outstanding $0.001 par value
       shares (authorized 500,000,000 shares)                                  $     7.16
   ======================================================================================

    The accompanying notes are an integral part of the financial statements.   5

THE UNIVERSAL INSTITUTIONAL FUNDS, INC.

Semi-Annual Report - June 30, 2004 (unaudited)

   STATEMENT OF NET ASSETS (CONT'D)

   HIGH YIELD PORTFOLIO

   (a) 144A Security -- certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.

   (b) Variable/Floating Rate Security -- Interest rate changes on these instruments are based on changes in designated base rates. The rates shown are those in effect on June 30, 2004.

   (c) Step Bond -- Coupon rate increases in increments to maturity. Rate disclosed is as of June 30, 2004. Maturity date disclosed is the ultimate maturity date.

   (d)  Security is in default.

   (e) Security was valued at fair value -- At June 30, 2004, the Portfolio held $1,000 of fair valued securities, representing less than 0.05% of net assets.

   (f)  Non-income producing security.

   (g) The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this statement of net assets. The investment in the repurchase agreement is through participation in a joint account with affiliated parties.

   (h) A portion of the security was pledged to cover margin requirements for futures contracts.

   @    Face Amount/Value is less than $500.

   DEM  German Mark

   EUR  Euro

   PIK Payment-in-Kind. Income may be paid in additional securities or cash at the discretion of the issuer.

   REIT Real Estate Investment Trust

   FOREIGN CURRENCY EXCHANGE CONTRACT INFORMATION:

     The Portfolio had the following foreign currency exchange contract(s) open at period end:

                                                           NET
   CURRENCY                          IN                UNREALIZED
      TO                          EXCHANGE            APPRECIATION
    DELIVER   VALUE  SETTLEMENT      FOR      VALUE  (DEPRECIATION)
     (000)    (000)     DATE        (000)     (000)       (000)
   ----------------------------------------------------------------
   EUR  895  $1,091    7/26/04   US$  1,060  $1,060      $ (31)
   EUR  955   1,164    7/26/04   US$  1,140   1,140        (24)
   EUR  860   1,048    7/26/04   US$  1,019   1,019        (29)
   EUR   80      98    7/26/04   US$     95      95         (3)
   US$   68      68     7/6/04   EUR     56      68        @--
   US$   89      89    7/26/04   EUR     75      91          2
             ------                          ------      -----
             $3,558                          $3,473      $ (85)
             ======                          ======      =====

   FUTURES CONTRACTS:

     The Portfolio had the following futures contract(s) open at period end:

                                                             NET
                                                         UNREALIZED
                           NUMBER                       APPRECIATION
                             OF     VALUE  EXPIRATION  (DEPRECIATION)
                         CONTRACTS  (000)     DATE          (000)
   ------------------------------------------------------------------
   SHORT:

   5 Year
     U.S. Treasury Note      5      $ 543    Sep-04         $ (3)
   10 Year
     U.S. Treasury Note      2        219    Sep-04           (2)
                                                            ----
                                                            $ (5)
                                                            ====

6   The accompanying notes are an integral part of the financial statements.

                                  THE UNIVERSAL INSTITUTIONAL FUNDS, INC.

                                  Semi-Annual Report - June 30, 2004 (unaudited)

   HIGH YIELD PORTFOLIO

   STATEMENT OF OPERATIONS

                                                                  SIX MONTHS ENDED
                                                                     JUNE 30, 2004
                                                                             (000)
   -------------------------------------------------------------------------------
   INVESTMENT INCOME:
     Interest                                                             $  2,544
     Dividends                                                                  13
   -------------------------------------------------------------------------------
       Total Investment Income                                               2,557
   -------------------------------------------------------------------------------
   EXPENSES:
     Investment Advisory Fees (Note B)                                         158
     Administrative Fees (Note C)                                               85
     Shareholder Reporting Fees                                                 32
     Professional Fees                                                          14
     Custodian Fees (Note D)                                                     7
     Directors' Fees and Expenses                                                1
     Other                                                                       3
   -------------------------------------------------------------------------------
       Total Expenses                                                          300
   -------------------------------------------------------------------------------
     Investment Advisory Fees Waived (Note B)                                  (46)
   -------------------------------------------------------------------------------
       Net Expenses                                                            254
   -------------------------------------------------------------------------------
   NET INVESTMENT INCOME                                                     2,303
   -------------------------------------------------------------------------------
   REALIZED GAIN (LOSS) ON:
     Investments Sold                                                          775
     Foreign Currency Transactions                                             107
     Futures Contracts                                                          44
   -------------------------------------------------------------------------------
       Net Realized Gain (Loss)                                                926
   -------------------------------------------------------------------------------
   CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON:
     Investments                                                            (2,669)
     Foreign Currency Exchange Contracts and Translations                       50
     Futures Contracts                                                          10
   -------------------------------------------------------------------------------
       Net Change in Unrealized Appreciation (Depreciation)                 (2,609)
   -------------------------------------------------------------------------------
   NET REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED APPRECIATION
     (DEPRECIATION)                                                         (1,683)
   -------------------------------------------------------------------------------
       NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS    $    620
   ===============================================================================

    The accompanying notes are an integral part of the financial statements.   7

THE UNIVERSAL INSTITUTIONAL FUNDS, INC.

Semi-Annual Report - June 30, 2004

   HIGH YIELD PORTFOLIO

   STATEMENT OF CHANGES IN NET ASSETS

                                                                    SIX MONTHS ENDED
                                                                       JUNE 30, 2004         YEAR ENDED
                                                                         (UNAUDITED)  DECEMBER 31, 2003
                                                                               (000)              (000)
   ----------------------------------------------------------------------------------------------------
   INCREASE (DECREASE) IN NET ASSETS
   OPERATIONS:
     Net Investment Income                                                   $ 2,303           $  4,051
     Net Realized Gain (Loss)                                                    926             (7,287)
     Net Change in Unrealized Appreciation (Depreciation)                     (2,609)            14,823
   ----------------------------------------------------------------------------------------------------
       Net Increase (Decrease) in Net Assets Resulting from  Operations          620             11,587
   ----------------------------------------------------------------------------------------------------
   CAPITAL SHARE TRANSACTIONS (1):
     Subscriptions                                                            11,057             21,938
     Redemptions                                                              (9,698)           (14,855)
   ----------------------------------------------------------------------------------------------------
       Net Increase (Decrease) in Net Assets Resulting
         from Capital Share Transactions                                       1,359              7,083
   ----------------------------------------------------------------------------------------------------
     Total Increase (Decrease) in Net Assets                                   1,979             18,670
   NET ASSETS:
     Beginning of Period                                                      60,022             41,352
   ----------------------------------------------------------------------------------------------------
     End of Period (Including Undistributed (Distributions in
       Excess of) Net Investment Income of $5,714 and $3,411,
       respectively)                                                         $62,001           $ 60,022
   ====================================================================================================
   (1) CAPITAL SHARE TRANSACTIONS:
       Shares Subscribed                                                       1,548              3,463
       Shares Redeemed                                                        (1,365)            (2,326)
   ----------------------------------------------------------------------------------------------------
        Net Increase (Decrease) in Capital Shares Outstanding                    183              1,137
   ====================================================================================================

8   The accompanying notes are an integral part of the financial statements.

                                  THE UNIVERSAL INSTITUTIONAL FUNDS, INC.

                                  Semi-Annual Report - June 30, 2004

   FINANCIAL HIGHLIGHTS

   HIGH YIELD PORTFOLIO

                                                                   SIX MONTHS ENDED
                                                                      JUNE 30, 2004
   SELECTED PER SHARE DATA AND RATIOS                                   (UNAUDITED)
   --------------------------------------------------------------------------------
   NET ASSET VALUE, BEGINNING OF PERIOD                                    $   7.08
   --------------------------------------------------------------------------------
   INCOME (LOSS) FROM INVESTMENT OPERATIONS
     Net Investment Income                                                     0.26#
     Net Realized and Unrealized Gain (Loss)                                  (0.18)
   --------------------------------------------------------------------------------
       Total from Investment Operations                                        0.08
   --------------------------------------------------------------------------------
   DISTRIBUTIONS FROM AND/OR IN EXCESS OF:
     Net Investment Income                                                       --
     Return of Capital                                                           --
   --------------------------------------------------------------------------------
       Total Distributions                                                       --
   --------------------------------------------------------------------------------
   NET ASSET VALUE, END OF PERIOD                                          $   7.16
   ================================================================================
   TOTAL RETURN~                                                               0.99%++
   ================================================================================
   RATIOS AND SUPPLEMENTAL DATA:
   Net Assets, End of Period (000's)                                       $ 62,001
   Ratio of Expenses to Average Net Assets                                     0.80%**
   Ratio of Net Investment Income to Average Net Assets                        7.27%**
   Portfolio Turnover Rate                                                       31%++
   --------------------------------------------------------------------------------
   Ratios Before Expenses Waived and/or Reimbursed by Adviser:
       Expenses to Average Net Assets                                          0.95%**
       Net Investment Income to Average Net Assets                             7.12%**
   --------------------------------------------------------------------------------

                                                                                 YEAR ENDED DECEMBER 31,
                                                                   ---------------------------------------------------
   SELECTED PER SHARE DATA AND RATIOS                                2003      2002       2001       2000       1999
   -------------------------------------------------------------------------------------------------------------------
   NET ASSET VALUE, BEGINNING OF PERIOD                             $  5.64   $  6.73    $  7.96    $ 10.24    $ 10.35
   -------------------------------------------------------------------------------------------------------------------
   INCOME (LOSS) FROM INVESTMENT OPERATIONS
     Net Investment Income                                             0.50#     0.57#      0.87       1.10       0.80
     Net Realized and Unrealized Gain (Loss)                           0.94     (1.05)     (1.24)     (2.18)     (0.07)
   -------------------------------------------------------------------------------------------------------------------
       Total from Investment Operations                                1.44     (0.48)     (0.37)     (1.08)      0.73
   -------------------------------------------------------------------------------------------------------------------
   DISTRIBUTIONS FROM AND/OR IN EXCESS OF:
     Net Investment Income                                               --     (0.60)     (0.86)     (1.20)     (0.84)
     Return of Capital                                                   --     (0.01)        --         --         --
   -------------------------------------------------------------------------------------------------------------------
       Total Distributions                                               --     (0.61)     (0.86)     (1.20)     (0.84)
   -------------------------------------------------------------------------------------------------------------------
   NET ASSET VALUE, END OF PERIOD                                   $  7.08   $  5.64    $  6.73    $  7.96    $ 10.24
   ===================================================================================================================
   TOTAL RETURN~                                                      25.71%    (7.13)%    (4.61)%   (10.59)%     7.10%
   ===================================================================================================================
   RATIOS AND SUPPLEMENTAL DATA:
   Net Assets, End of Period (000's)                                $60,022   $41,352    $52,422    $53,670    $59,840
   Ratio of Expenses to Average Net Assets                             0.80%     0.80%      0.80%      0.80%      0.80%
   Ratio of Net Investment Income to Average Net Assets                7.79%     8.95%     10.78%     11.10%      8.70%
   Portfolio Turnover Rate                                               63%       73%        47%        37%        28%
   -------------------------------------------------------------------------------------------------------------------
   Ratios Before Expenses Waived and/or Reimbursed by Adviser:
       Expenses to Average Net Assets                                  1.02%     0.99%      0.83%      1.04%      1.11%
       Net Investment Income to Average Net Assets                     7.57%     8.76%     10.75%     10.86%      8.40%
   -------------------------------------------------------------------------------------------------------------------

   #    Per share amount is based on average shares outstanding
   ~ Performance shown does not reflect fees and expenses imposed by your insurance company's separate account. If performance information included the effect of these additional charges, the total return would be lower.
   **   Annualized
   ++   Not Annualized

    The accompanying notes are an integral part of the financial statements.   9

THE UNIVERSAL INSTITUTIONAL FUNDS, INC.

SEMI-ANNUAL REPORT - JUNE 30, 2004 (UNAUDITED)

   NOTES TO FINANCIAL STATEMENTS

   The Universal Institutional Funds, Inc., (the "Fund") is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund is comprised of sixteen separate active, diversified and non-diversified portfolios (individually referred to as a "Portfolio", collectively as the "Portfolios").

   The accompanying financial statements relate to the High Yield Portfolio. The Portfolio seeks above-average total return over a market cycle of three to five years by investing primarily in a diversified portfolio of high yield securities.

   The Fund is intended to be the funding vehicle for variable annuity contracts and variable life insurance policies offered by the separate accounts of certain life insurance companies.

   A. ACCOUNTING POLICIES: The following significant accounting policies are in conformity with accounting principles generally accepted in the United States. Such policies are consistently followed by the Fund in the preparation of the financial statements. Accounting principles generally accepted in the United States may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

   1. SECURITY VALUATION: Equity securities listed on a U.S. exchange are valued at the latest quoted sales price on the valuation date. Equity securities listed or traded on NAS-DAQ, for which market quotations are available, are valued at the NASDAQ Official Closing Price. Securities listed on a foreign exchange are valued at their closing price. Unlisted securities and listed securities not traded on the valuation date for which market quotations are readily available are valued at the mean between the current bid and asked prices obtained from reputable brokers. Bonds and other fixed income securities may be valued according to the broadest and most representative market. In addition, bonds and other fixed income securities may be valued on the basis of prices provided by a pricing service. The prices provided by a pricing service take into account broker dealer market price quotations for institutional size trading in similar groups of securities, security quality, maturity, coupon and other security characteristics as well as any developments related to the specific securities. Debt securities purchased with remaining maturities of 60 days or less are valued at amortized cost, if it approximates market value.

      All other securities and investments for which market values are not readily available, including restricted securities, and those securities for which it is inappropriate to determine prices in accordance with the aforementioned procedures, are valued at fair value as determined in good faith under procedures adopted by the Board of Directors, although the actual calculations may be done by others. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

      Most foreign markets close before the New York Stock Exchange (NYSE). Occasionally, developments that could affect the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If these developments are expected to materially affect the value of the securities, the valuations may be adjusted to reflect the estimated fair value as of the close of the NYSE, as determined in good faith under procedures established by the Board of Directors.

   2. REPURCHASE AGREEMENTS: The Portfolios may enter into repurchase agreements under which the Portfolio lends excess cash and takes possession of securities with an agreement that the counterparty will repurchase such securities. In connection with transactions in repurchase agreements, a bank as custodian for the Fund takes possession of the underlying securities which are held as collateral, with a market value at least equal to the amount of the repurchase transaction, including principal and accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to determine the adequacy of the collateral. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into repurchase agreements.

   3. FOREIGN CURRENCY TRANSLATION AND FOREIGN INVESTMENTS: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the mean of the bid and asked prices of such currencies against U.S. dollars last quoted by a major bank as follows:

      - investments, other assets and liabilities at the prevailing rates of exchange on the valuation date;

                                  THE UNIVERSAL INSTITUTIONAL FUNDS, INC.

                                  Semi-Annual Report - June 30, 2004 (unaudited)

   NOTES TO FINANCIAL STATEMENTS (CONT'D)

      - investment transactions and investment income at the prevailing rates of exchange on the dates of such transactions.

      Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of the securities held at period end. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, realized and unrealized foreign currency gains (losses) on investment transactions are included in the reported net realized and unrealized gains (losses) on investment transactions and balances. However, pursuant to U.S. Federal income tax regulations, gains and losses from certain foreign currency transactions and the foreign currency portion of gains and losses realized on sales and maturities of foreign denominated debt securities are treated as ordinary income for U.S. Federal income tax purposes.

      Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of unrealized appreciation (depreciation) on the Statement of Net Assets. The change in net unrealized currency gains (losses) for the period is reflected on the Statement of Operations.

      Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

      At June 30, 2004 the net assets of the Portfolio were partially comprised of foreign denominated securities. Changes in currency exchange rates will affect the U.S. dollar value of and investment income from such securities.

   4. FOREIGN CURRENCY EXCHANGE CONTRACTS: Certain Portfolios may enter into foreign currency exchange contracts generally to attempt to protect securities and related receivables and payables against changes in future foreign currency exchange rates. A foreign currency exchange contract is an agreement between two parties to buy or sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily and the change in market value is recorded by the Portfolio as unrealized gain or loss. The Portfolio records realized gains or losses when the contract is closed equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risk may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and is generally limited to the amount of the unrealized gain on the contracts, if any, at the date of default. Risks may also arise from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

   5. FUTURES: The Portfolio may purchase and sell futures contracts. Futures contracts provide for the sale by one party and purchase by another party of a specified amount of a specified security, index, instrument or basket of instruments. Futures contracts (secured by cash or government securities deposited with brokers or custodians as "initial margin") are valued based upon their quoted daily settlement prices; changes in initial settlement value (represented by cash paid to or received from brokers as "variation margin") are accounted for as unrealized appreciation (depreciation). When futures contracts are closed, the difference between the opening value at the date of purchase and the value at closing is recorded as realized gains or losses in the Statement of Operations. Due from (to) broker is comprised of initial margin and variation margin, as stated in the Statement of Net Assets.

      The Portfolio may use futures contracts in order to manage exposure to the stock and bond markets, to hedge against unfavorable changes in the value of securities or to remain fully invested and to reduce transaction costs. Futures contracts involve market risk in excess of the related amounts recognized in the Statement of Net Assets. Risks arise from the possible movements in security values underlying these instruments. The change in value of futures contracts primarily corresponds with the value of their underlying instruments, which may not correlate with the change in value of the hedged investments. In addition, there is the risk that a Portfolio may not be able to enter into a closing transaction because of an illiquid secondary market.

THE UNIVERSAL INSTITUTIONAL FUNDS, INC.

Semi-Annual Report - June 30, 2004 (unaudited)

   NOTES TO FINANCIAL STATEMENTS (CONT'D)

   6. OTHER: Security transactions are accounted for on the date the securities are purchased or sold. Realized gains and losses on the sale of investment securities are determined on the specific identified cost basis. Dividend income is recorded on the ex-dividend date (except for certain foreign dividends that may be recorded as soon as the Fund is informed of such dividends), net of applicable withholding taxes where recovery of such taxes is not reasonably assured. Interest income is recognized on the accrual basis except where collection is in doubt. Discounts and premiums on securities purchased are amortized according to the effective yield method over their respective lives. Most expenses of the Fund can be directly attributed to a particular Portfolio. Expenses which cannot be directly attributed are apportioned among the Portfolios based upon relative net assets.

   B. INVESTMENT ADVISORY FEES: Morgan Stanley Investment Management Inc. ("MS Investment Management"), a wholly-owned subsidiary of Morgan Stanley, provides the Portfolio with investment advisory services for a fee, paid quarterly, at the annual rate based on average daily net assets as follows:

                          FROM $500
            FIRST $500   MILLION TO    MORE THAN $1
               MILLION   $1 BILLION         BILLION
            ---------------------------------------
                  0.50%        0.45%           0.40%

   MS Investment Management has agreed to reduce fees payable to it and to reimburse the Portfolio, if necessary, to the extent that the annual operating expenses, excluding interest and extraordinary expenses, expressed as a percentage of average daily net assets, exceed the maximum ratio of 0.80%.

   C. ADMINISTRATOR: MS Investment Management (the "Administrator") also provides the Portfolio with administrative services pursuant to an administrative agreement for a monthly fee which on an annual basis equals 0.25% of the average daily net assets of the Portfolio, plus reimbursement of out-of-pocket expenses. Under an agreement between the Administrator and J.P. Morgan Investor Services Co. ("JPMIS"), a corporate affiliate of JPMorgan Chase Bank, JPMIS provides certain administrative services to the Fund. For such services, the Administrator pays JPMIS a portion of the fee the Administrator receives from the Fund. An employee of JPMIS is an officer of the Fund.

   D. CUSTODIAN: JPMorgan Chase Bank serves as custodian for the Fund in accordance with a custodian agreement. The Custodian holds cash, securities, and other assets of the Fund as required by the 1940 Act.

   E. CONTRACTUAL OBLIGATIONS: The Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

   F. FEDERAL INCOME TAXES: It is each Portfolio's intention to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for Federal income taxes is required in the financial statements. Distributions from the Portfolio are recorded on the ex-dividend date.

   Certain Portfolios may be subject to taxes imposed by countries in which they invest. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and net unrealized appreciation as these amounts are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

   The tax character of distributions paid may differ from the character of distributions shown on the Statement of Changes in Net Assets due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during 2003 and 2002 was as follows:

             2003 DISTRIBUTIONS       2002 DISTRIBUTIONS
                 PAID FROM:               PAID FROM:
            --------------------   ------------------------
            ORDINARY   RETURN OF   ORDINARY       RETURN OF
              INCOME     CAPITAL     INCOME         CAPITAL
               (000)       (000)      (000)           (000)
            -----------------------------------------------
                 $--        $--      $3,962           $ 79

   The amount and character of income and capital gain distributions to be paid by the Portfolio are determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States. The book/tax differences are either considered temporary or permanent in nature.

   Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains and losses on certain investment transactions and the timing of the deductibility of certain expenses.

   Permanent book and tax basis differences may result in reclassifications among undistributed (distributions in excess of) net investment income, accumulated net realized gain (loss) and paid-in capital. These differences were primarily due to differing treatments of gains and losses related to foreign currency transactions.

   At December 31, 2003, the Portfolio had distributable earnings on a tax basis as follows:

                    UNDISTRIBUTED    UNDISTRIBUTED
                         ORDINARY        LONG-TERM
                           INCOME     CAPITAL GAIN
                            (000)            (000)
                    ------------------------------
                          $3,863              $ --

                                  THE UNIVERSAL INSTITUTIONAL FUNDS, INC.

                                  Semi-Annual Report - June 30, 2004 (unaudited)

   NOTES TO FINANCIAL STATEMENTS (CONT'D)

   At June 30, 2004, cost and unrealized appreciation (depreciation) for U.S. Federal income tax purposes of the investments of the Portfolio were:

                                                          NET
                                                 APPRECIATION
            COST   APPRECIATION  DEPRECIATION  (DEPRECIATION)
           (000)          (000)         (000)           (000)
        -----------------------------------------------------
         $61,830        $3,667       $(3,442)          $ 225

   At December 31, 2003, the Portfolio had available capital loss carryforwards to offset future net capital gains, to the extent provided by regulations, of approximately $24,553,000 of which $357,000 will expire on December 31, 2007, $918,000 will expire on December 31, 2008, $1,275,000 will expire on December 31, 2009, $9,828,000 will expire on December 31, 2010 and $12,175,000 will expire on December 31, 2011.

   To the extent that capital loss carryforwards are used to offset any future net capital gains realized during the carryforward period as provided by U.S. tax regulations, no capital gains tax liability will be incurred by the Portfolio for gains realized and not distributed. To the extent that capital gains are so offset, such gains will not be distributed to shareholders.

   Net capital and currency losses incurred after October 31 and within the taxable year are deemed to arise on the first business day of the Portfolio's next taxable year. For the year ended December 31, 2003, the Portfolio deferred to January 1, 2004 for U.S. Federal income tax purposes, post-October capital losses of $955,000, and post-October currency losses of $40,000.

   G. OTHER: For the six months ended June 30, 2004, purchases and sales of investment securities for the Portfolio, other than long-term U.S. Government securities and short-term investments, were approximately $22,552,000 and $18,686,000, respectively. For the six months ended June 30, 2004, there were no purchases and sales of long-term U.S. Government securities.

   At June 30, 2004, a substantial portion of the Portfolio's investments consist of high yield securities rated below investment grade. Investments in high yield securities are accompanied by a greater degree of credit risk and the risk tends to be more sensitive to economic conditions than the higher-rated securities. These investments are often traded by one market maker who may also be utilized by the Portfolio to provide pricing information used to value such securities. The amounts which will be realized upon disposition of the securities may differ from the value reflected on the statement of net assets and the differences could be material.

   At June 30, 2004, the Portfolio had otherwise unaffiliated record owners of 10% or greater. Investment activities of these shareholders could have a material impact on the Portfolio. The aggregate percentage of such owners was 64.0%.

THE UNIVERSAL INSTITUTIONAL FUNDS, INC.

Semi-Annual Report - June 30, 2004 (unaudited)

   DIRECTOR AND OFFICER INFORMATION

   DIRECTORS                                            OFFICERS

   Michael Bozic                                        Charles A. Fiumefreddo
                                                        CHAIRMAN OF THE BOARD
   Charles A. Fiumefreddo
                                                        Mitchell M. Merin
   Edwin J. Garn                                        PRESIDENT

   Wayne E. Hedien                                      Ronald E. Robison
                                                        EXECUTIVE VICE PRESIDENT AND PRINCIPAL EXECUTIVE OFFICER
   James F. Higgins
                                                        Amy R. Doberman
   Dr. Manuel H. Johnson                                VICE PRESIDENT

   Joseph J. Kearns                                     Barry Fink
                                                        VICE PRESIDENT
   Michael Nugent
                                                        Joseph J. McAlinden
   Fergus Reid                                          VICE PRESIDENT

   INVESTMENT ADVISER AND ADMINISTRATOR                 Stefanie V. Chang
   Morgan Stanley Investment Management Inc.*           VICE PRESIDENT
   1221 Avenue of the Americas
   New York, New York 10020                             James W. Garrett
                                                        TREASURER AND CHIEF FINANCIAL OFFICER
   DISTRIBUTOR
   Morgan Stanley & Co. Incorporated                    Michael J. Leary
   1221 Avenue of the Americas                          ASSISTANT TREASURER
   New York, New York 10020
                                                        Mary E. Mullin
   CUSTODIAN                                            SECRETARY
   JPMorgan Chase Bank
   270 Park Avenue                                      LEGAL COUNSEL
   New York, New York 10017                             Clifford Chance US LLP
                                                        31 West 52nd Street
                                                        New York, New York 10019

                                                        INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
                                                        Ernst & Young LLP
                                                        200 Clarendon Street
                                                        Boston, Massachusetts 02116-5072

   * Doing business in certain instances as Miller Anderson, Van Kampen or Morgan Stanley Asset Management.

   This report is authorized for distribution only when preceded or accompanied by the prospectus of The Universal Institutional Funds, Inc. which describes in detail each Investment Portfolio's investment policies, risks, fees and expenses. Please read the prospectus carefully before you invest or send money. For additional information, including information regarding the investments comprising the Portfolio, please visit our website at www.morganstanley.com/im.

   PROXY VOTING POLICIES AND PROCEDURES AND PROXY VOTING RECORD

   A copy of (1) the Fund's policies and procedures with respect to the voting of proxies relating to the Fund's portfolio securities; and (2) how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge, upon request, by calling 1 (800) 281-2715 or by visiting our website at www.morganstanley.com/im. This information is also available on the Securities and Exchange Commission's website at http://www.sec.gov.

                              THE UNIVERSAL INSTITUTIONAL FUNDS, INC.

[MORGAN STANLEY LOGO]         SEMI-ANNUAL REPORT - JUNE 30, 2004


MONEY MARKET PORTFOLIO

                              THE UNIVERSAL INSTITUTIONAL FUNDS, INC.

                              Semi-Annual Report - June 30, 2004 (unaudited)

   STATEMENT OF NET ASSETS

   MONEY MARKET PORTFOLIO

                                                                            FACE     AMORTIZED
                                                                          AMOUNT          COST
                                                                           (000)         (000)
   -------------------------------------------------------------------------------------------
   DISCOUNT NOTES (65.7%)
   U.S. GOVERNMENT & AGENCY SECURITIES (65.7%)
     Federal Home Loan Bank
       1.00%, 7/1/04                                                  $    1,200        $1,200
     Federal Home Loan Mortgage Corporation
       1.10%, 7/8/04                                                       1,200         1,200
     Federal National Mortgage Association
       1.22%, 7/14/04                                                        500           500
     Tennessee Valley Authority
       1.06%, 7/8/04                                                       1,200         1,200
   -------------------------------------------------------------------------------------------
     TOTAL DISCOUNT NOTES (COST $4,100)                                                  4,100
   ===========================================================================================
   U.S. TREASURY SECURITIES (17.6%)
     U.S. Treasury Bills
       1.06%, 7/15/04
         (COST $1,099)                                                     1,100         1,099
   -------------------------------------------------------------------------------------------
   REPURCHASE AGREEMENT (16.4%)
     UBS Securities LLC, 1.53%
       dated 6/30/04, due 7/1/04,
       repurchase price $1,025
       (COST $1,025)                                                    (a)1,025         1,025
   -------------------------------------------------------------------------------------------
   TOTAL INVESTMENTS (99.7%) (COST $6,224)                                               6,224
   ===========================================================================================

                                                                          AMOUNT        AMOUNT
                                                                           (000)         (000)
   -------------------------------------------------------------------------------------------
   OTHER ASSETS (0.8%)
     Cash                                                             $       37
     Receivable from Investment Adviser                                       11            48
   -------------------------------------------------------------------------------------------
   LIABILITIES (-0.5%)
     Administrative Fees Payable                                              (4)
     Directors' Fees and Expenses Payable                                     (2)
     Payable for Dividends Declared                                           (1)
     Other Liabilities                                                       (26)          (33)
   -------------------------------------------------------------------------------------------
   NET ASSETS (100%)                                                                    $6,239
   ===========================================================================================
   NET ASSETS CONSIST OF:
   Paid-in Capital                                                                      $6,239
   ===========================================================================================
   NET ASSET VALUE, OFFERING AND REDEMPTION
     PRICE PER SHARE
     Applicable to 6,241,274 outstanding $0.001 par value
       shares (authorized 500,000,000 shares)                                           $ 1.00
   ===========================================================================================

   (a) The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this statement of net assets.

    The accompanying notes are an integral part of the financial statements.   1

THE UNIVERSAL INSTITUTIONAL FUNDS, INC.

Semi-Annual Report - June 30, 2004

   MONEY MARKET PORTFOLIO

                                                                                                                SIX MONTHS ENDED
                                                                                                                   JUNE 30, 2004
                                                                                                                     (UNAUDITED)
   STATEMENT OF OPERATIONS                                                                                                 (000)
   -----------------------------------------------------------------------------------------------------------------------------
   INVESTMENT INCOME:
     Interest                                                                                                          $     33
   -----------------------------------------------------------------------------------------------------------------------------
   EXPENSES:
     Administrative Fees (Note C)                                                                                            12
     Professional Fees                                                                                                       11
     Investment Advisory Fees (Note B)                                                                                       10
     Shareholder Reporting Fees                                                                                               9
     Custodian Fees (Note D)                                                                                                  2
     Other                                                                                                                    3
   -----------------------------------------------------------------------------------------------------------------------------
       Total Expenses                                                                                                        47
   -----------------------------------------------------------------------------------------------------------------------------
     Investment Advisory Fees Waived (Note B)                                                                               (10)
     Expenses Reimbursed by Adviser (Note B)                                                                                (19)
   -----------------------------------------------------------------------------------------------------------------------------
       Net Expenses                                                                                                          18
   -----------------------------------------------------------------------------------------------------------------------------
       NET INVESTMENT INCOME                                                                                           $     15
   =============================================================================================================================

                                                                                           SIX MONTHS ENDED
                                                                                              JUNE 30, 2004          YEAR ENDED
                                                                                                (UNAUDITED)   DECEMBER 31, 2003
   STATEMENT OF CHANGES IN NET ASSETS                                                                 (000)               (000)
   -----------------------------------------------------------------------------------------------------------------------------
   INCREASE (DECREASE) IN NET ASSETS
   OPERATIONS:
     Net Investment Income                                                                         $     15            $    375
   -----------------------------------------------------------------------------------------------------------------------------
   DISTRIBUTIONS FROM AND/OR IN EXCESS OF:
     Net Investment Income                                                                              (15)               (375)
   -----------------------------------------------------------------------------------------------------------------------------
   CAPITAL SHARE TRANSACTIONS (1):
     Subscriptions                                                                                    2,820              36,991
     Distributions Reinvested                                                                            20                 387
     Redemptions                                                                                    (29,619)            (64,472)
   -----------------------------------------------------------------------------------------------------------------------------
       Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions              (26,779)            (27,094)
   -----------------------------------------------------------------------------------------------------------------------------
     Total Increase (Decrease) in Net Assets                                                        (26,779)            (27,094)

   NET ASSETS:
     Beginning of Period                                                                             33,018              60,112
   -----------------------------------------------------------------------------------------------------------------------------
     End of Period                                                                                 $  6,239            $ 33,018
   =============================================================================================================================
   (1) CAPITAL SHARE TRANSACTIONS:
       Shares Subscribed                                                                              2,820              36,991
       Shares Issued on Distributions Reinvested                                                         20                 387
       Shares Redeemed                                                                              (29,619)            (64,472)
   -----------------------------------------------------------------------------------------------------------------------------
       Net Increase (Decrease) in Capital Shares Outstanding                                        (26,779)            (27,094)
   =============================================================================================================================

2   The accompanying notes are an integral part of the financial statements.

                              THE UNIVERSAL INSTITUTIONAL FUNDS, INC.

                              Semi-Annual Report - June 30, 2004

   FINANCIAL HIGHLIGHTS

   MONEY MARKET PORTFOLIO

                                                        SIX MONTHS                                                  PERIOD FROM
                                                             ENDED              YEAR ENDED DECEMBER 31,         JANUARY 5, 1999*
                                                     JUNE 30, 2004      --------------------------------------  TO DECEMBER 31,
   SELECTED PER SHARE DATA AND RATIOS                  (UNAUDITED)       2003      2002      2001       2000               1999
   -------------------------------------------------------------------------------------------------------------------------------
   NET ASSET VALUE, BEGINNING OF PERIOD                   $  1.000      $ 1.000   $ 1.000   $ 1.000   $  1.000          $ 1.000
   -------------------------------------------------------------------------------------------------------------------------------
   INCOME (LOSS) FROM INVESTMENT OPERATIONS
     Net Investment Income                                   0.002        0.005     0.012     0.035      0.058            0.045
     Net Realized and Unrealized Gain (Loss)                    --           --        --     0.000+        --               --
   -------------------------------------------------------------------------------------------------------------------------------
         Total from Investment Operations                    0.002        0.005     0.012     0.035      0.058            0.045
   -------------------------------------------------------------------------------------------------------------------------------
   DISTRIBUTIONS FROM:
     Net Investment Income                                  (0.002)      (0.005)   (0.012)   (0.035)    (0.058)          (0.045)
   -------------------------------------------------------------------------------------------------------------------------------
   NET ASSET VALUE, END OF PERIOD                         $  1.000      $ 1.000   $ 1.000   $ 1.000   $  1.000          $ 1.000
   ===============================================================================================================================
   TOTAL RETURN                                               0.22%++      0.55%     1.25%     3.50%      6.01%            4.63%++
   ===============================================================================================================================
   RATIOS AND SUPPLEMENTAL DATA:
   Net Assets, End of Period (000's)                        $6,239      $33,018   $60,112   $58,646   $106,978          $93,292
   Ratio of Expenses to Average Net Assets                    0.55%**      0.55%     0.55%     0.55%      0.55%            0.55%**
   Ratio of Net Investment Income to Average
     Net Assets                                               0.44%**      0.58%     1.13%     3.86%      5.85%            4.60%**
   -------------------------------------------------------------------------------------------------------------------------------
   Ratios Before Expenses Waived and/or Reimbursed
       by Adviser:
         Expenses to Average Net Assets                       1.42%**      0.67%     0.66%     0.64%      0.67%            0.77%**
         Net Investment Income to Average Net Assets         (0.43)%**     0.46%     1.02%     3.77%      5.74%            4.38%**
   -------------------------------------------------------------------------------------------------------------------------------

   *    Commencement of operations
   **   Annualized
   +    Amount is less than $0.0005 per share.
   ++   Not annualized

    The accompanying notes are an integral part of the financial statements.   3

THE UNIVERSAL INSTITUTIONAL FUNDS, INC.

Semi-Annual Report - June 30, 2004 (unaudited)

   NOTES TO FINANCIAL STATEMENTS

   The Universal Institutional Funds, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund is comprised of sixteen separate active, diversified and non-diversified portfolios (individually referred to as a "Portfolio", collectively as the "Portfolios").

   The accompanying financial statements relate to the Money Market Portfolio. The Portfolio seeks to maximize current income and preserve capital while maintaining high levels of liquidity. Investments in shares of the Portfolio are neither insured nor guaranteed by the Federal Deposit Insurance Corporation. The Portfolio is expected to maintain a net asset value of $1.00 per share. There can be no assurance, however, that the Portfolio will be successful in maintaining a net asset value of $1.00 per share.

   The Fund is intended to be the funding vehicle for variable annuity contracts and variable life insurance policies to be offered by the separate accounts of certain life insurance companies.

   A. ACCOUNTING POLICIES: The following significant accounting policies are in conformity with accounting principles generally accepted in the United States. Such policies are consistently followed by the Fund in the preparation of the financial statements. Accounting principles generally accepted in the United States may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

   1. SECURITY VALUATION: Securities owned by the Money Market Portfolio are stated at amortized cost which approximates market value. For all other securities and investments for which market values are not readily available, including restricted securities, and where prices determined in accordance with the aforementioned procedures are not reflective of fair market value, values are determined in good faith, under fair valuation procedures adopted by the Board of Directors, although the actual calculations may be done by others. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

   2. REPURCHASE AGREEMENTS: The Portfolios of the Fund may enter into repurchase agreements under which the Portfolio lends excess cash and takes possession of securities with an agreement that the counterparty will repurchase such securities. In connection with transactions in repurchase agreements, a bank as custodian for the Fund takes possession of the underlying securities which are held as collateral, with a market value at least equal to the amount of the repurchase transaction, including principal and accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to determine the adequacy of the collateral. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into repurchase agreements.

   3. OTHER: Security transactions are accounted for on the date the securities are purchased or sold. Realized gains and losses on the sale of investment securities are determined on the specific identified cost basis. Interest income is recognized on the accrual basis except where collection is in doubt. Most expenses of the Fund can be directly attributed to a particular Portfolio. Expenses which cannot be directly attributed are apportioned among the Portfolios based upon relative net assets.

   B. INVESTMENT ADVISORY FEES: Morgan Stanley Investment Management Inc. ("MS Investment Management"), a wholly-owned subsidiary of Morgan Stanley, provides the Portfolio with investment advisory services for a fee, paid quarterly, at the annual rate based on average daily net assets as follows:

                                   FROM $500
                    FIRST $500    MILLION TO       MORE THAN
                       MILLION    $1 BILLION      $1 BILLION
                    ----------------------------------------
                          0.30%         0.25%           0.20%

   MS Investment Management has agreed to reduce fees payable to it and to reimburse the Portfolio, if necessary, to the extent that the annual operating expenses expressed as a percentage of average daily net assets, exceed the maximum ratio of 0.55%.

   C. ADMINISTRATOR: MS Investment Management (the "Administrator") also provides the Portfolio with administrative services pursuant to an administrative agreement for a monthly fee which on an annual basis equals 0.25% of the average daily net assets of the Portfolio, plus reimbursement of out-of-pocket expenses. Under an agreement between the Administrator and J.P. Morgan Investor Services Co. ("JPMIS"), a corporate affiliate of JPMorgan Chase Bank, JPMIS provides certain administrative services to the Fund. For such services, the Administrator pays JPMIS a portion of

                              THE UNIVERSAL INSTITUTIONAL FUNDS, INC.

                              Semi-Annual Report - June 30, 2004 (unaudited)

   NOTES TO FINANCIAL STATEMENTS (CONT'D)

   the fee the Administrator receives from the Fund. An employee of JPMIS is an officer of the Fund.

   D. CUSTODIAN: JPMorgan Chase Bank serves as custodian for the Fund in accordance with a custodian agreement. The Custodian holds cash, securities, and other assets of the Fund as required by the 1940 Act.

   E. CONTRACTUAL OBLIGATIONS: The Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

   F. FEDERAL INCOME TAXES: It is each Portfolio's intention to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for Federal income taxes is required in the financial statements. Distributions from the Portfolios are recorded on the ex-dividend date.

   The tax character of distributions paid during 2003 and 2002 was as follows:

                        2003 DISTRIBUTIONS            2002 DISTRIBUTIONS
                            PAID FROM:                    PAID FROM:
                    --------------------------    --------------------------
                      ORDINARY       LONG-TERM      ORDINARY       LONG-TERM
                        INCOME    CAPITAL GAIN        INCOME    CAPITAL GAIN
                         (000)           (000)         (000)           (000)
                    --------------------------------------------------------
                       $375               $ --       $763               $ --

   The amount and character of income and capital gain distributions to be paid by the Portfolio are determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States. The book/tax differences are either considered temporary or permanent in nature.

   Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains and losses on certain investment transactions and the timing of the deductibility of certain expenses.

   Permanent book and tax basis differences may result in reclassifications among undistributed (distributions in excess of) net investment income (or accumulated net investment loss), accumulated net realized gain (loss) and paid-in capital.

   At December 31, 2003, the Portfolio had distributable earnings on a tax basis as follows:

                              UNDISTRIBUTED     UNDISTRIBUTED
                                   ORDINARY         LONG-TERM
                                     INCOME      CAPITAL GAIN
                                      (000)             (000)
                              -------------------------------
                                        $ 5             $ --

   At June 30, 2004, cost for U.S. Federal income tax purposes of the investments of the Portfolio was approximately $6,224,000.

   G. OTHER: At June 30, 2004, the Portfolio had otherwise unaffiliated record owners of 10% or greater. Investment activities of these shareholders could have a material impact on the Portfolio. The aggregate percentage of such owners was 98.6%.

THE UNIVERSAL INSTITUTIONAL FUNDS, INC.

Semi-Annual Report - June 30, 2004 (unaudited)

   DIRECTOR AND OFFICER INFORMATION

   DIRECTORS                                         OFFICERS
   Michael Bozic                                     Charles A. Fiumefreddo
                                                     CHAIRMAN OF THE BOARD
   Charles A. Fiumefreddo
                                                     Mitchell M. Merin
   Edwin J. Garn                                     PRESIDENT

   Wayne E. Hedien                                   Ronald E. Robison
                                                     EXECUTIVE VICE PRESIDENT AND PRINCIPAL EXECUTIVE OFFICER
   James F. Higgins
                                                     Amy R. Doberman
   Dr. Manuel H. Johnson                             VICE PRESIDENT

   Joseph J. Kearns                                  Barry Fink
                                                     VICE PRESIDENT
   Michael Nugent
                                                     Joseph J. McAlinden
   Fergus Reid                                       VICE PRESIDENT

   INVESTMENT ADVISER AND ADMINISTRATOR              Stefanie V. Chang
   Morgan Stanley Investment Management Inc.*        VICE PRESIDENT
   1221 Avenue of the Americas
   New York, New York 10020                          James W. Garrett
                                                     TREASURER AND CHIEF FINANCIAL OFFICER
   DISTRIBUTOR
   Morgan Stanley & Co. Incorporated                 Michael J. Leary
   1221 Avenue of the Americas                       ASSISTANT TREASURER
   New York, New York 10020
                                                     Mary E. Mullin
   CUSTODIAN                                         SECRETARY
   JPMorgan Chase Bank
   270 Park Avenue                                   LEGAL COUNSEL
   New York, New York 10017                          Clifford Chance US LLP
                                                     31 West 52nd Street
                                                     New York, New York 10019

                                                     INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
                                                     Ernst & Young LLP
                                                     200 Clarendon Street
                                                     Boston, Massachusetts 02116-5072

   * Doing business in certain instances as Miller Anderson, Van Kampen or Morgan Stanley Asset Management.

   This report is authorized for distribution only when preceded or accompanied by the prospectus of The Universal Institutional Funds, Inc. which describes in detail each Investment Portfolio's investment policies, risks, fees and expenses. Please read the prospectus carefully before you invest or send money. For additional information, including information regarding the investments comprising the Portfolio, please visit our website at www.morganstanley.com/im.

   PROXY VOTING POLICIES AND PROCEDURES AND PROXY VOTING RECORD

   A copy of (1) the Fund's policies and procedures with respect to the voting of proxies relating to the Fund's portfolio securities; and (2) how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge, upon request, by calling 1 (800) 281-2715 or by visiting our website at www.morganstanley.com/im. This information is also available on the Securities and Exchange Commission's website at http://www.sec.gov.

ITEM 2.  CODE OF ETHICS.  Not applicable for semi-annual reports.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT. Not applicable for semi-annual reports.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES. Not applicable for semi-annual reports.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS. Not applicable for semi-annual reports.

ITEM 6.  [RESERVED.]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES. Not applicable for semi-annual reports.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not Applicable

ITEM 9.   SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

Not Applicable

ITEM 10.  CONTROLS AND PROCEDURES.

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is resaonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 11.  EXHIBITS.

(a) Code of Ethics - Not applicable for semi-annual reports.

(b) Certifications of Principal Executive Officer and Principal Financial Officer attached hereto as part of EX-99.CERT.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Universal Institutional Funds, Inc.

By:      /s/ Ronald E. Robison
Name:    Ronald E. Robison
Title:   Principal Executive Officer
Date:    August 19, 2004

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      /s/ Ronald E. Robison
Name:    Ronald E. Robison
Title:   Principal Executive Officer
Date:    August 19, 2004

By:      /s/ James W. Garrett
Name:    James W. Garrett
Title:   Principal Financial Officer
Date:    August 19, 2004